SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  6         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             8        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on Aug. 9, 2001 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [ ] on Aug. 6, 2001 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statements of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, filed on or about May 1, 2001.

                                                       American Express
                                           Retirement Advisor Advantage(SM)
                                                       Variable Annuity


(icon of) American Express(R) Logo

Issued by:
IDS Life Insurance Company


American Express Retirement Advisor Advantage(SM) Variable Annuity


Prospectus


Aug. 9, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS Life Variable Account 10

Issued by:  IDS Life Insurance Company (IDS Life)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  Alliance Variable Products Series Fund
o  American Century Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Evergreen Variable Annuity Trust
o  Fidelity Variable Insurance Products - Service Class 2
o  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
o  Goldman Sachs Variable Insurance Trust (VIT)
o  INVESCO Variable Investment Funds, Inc.
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R) Variable Insurance Trust(SM)
o  Pioneer Variable Contracts Trust (VCT), Class II Shares
o  Putnam Variable Trust - IB Shares
o  Strong Opportunity Fund II, Inc.
o  Wanger Advisors Trust
o  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse under certain circumstances. Surrender charges from contracts with purchase payment credits may be higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms                                                    3
The Contract in Brief                                        4
Expense Summary                                              5
Condensed Financial Information (Unaudited)                 49
Financial Statements                                        54
Performance Information                                     54
The Variable Account and the Funds                          55
The Fixed Account                                           62
Buying Your Contract                                        63
Charges                                                     64
Valuing Your Investment                                     68
Making the Most of Your Contract                            69
Surrenders                                                  72
TSA -- Special Surrender Provisions                         72
Changing Ownership                                          73
Benefits in Case of Death                                   73
Optional Benefits                                           74
The Annuity Payout Period                                   80
Taxes                                                       82
Voting Rights                                               84
Substitution of Investments                                 84
About the Service Providers                                 84
Table of Contents of the
   Statement of Additional Information                      85



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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408 A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.





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3   PROSPECTUS -- AUG. 9, 2001

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 55)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. 62)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 63)


o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 70)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 72)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 73)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 73)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 74)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 80)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 82)


Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);

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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

o for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o  surrender charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);
o  the operating expenses of the funds in which the subaccounts invest;
o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.15% of the contract value;
o if you select the Enhanced Earnings Death Benefit (EEB) , an annual fee of 0.30% of the contract value; and
o if you select the Enhanced Earnings Plus Death Benefit (EEP) , an annual fee of 0.40% of the contract value.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*

          Seven-year schedule                         Ten-year schedule*
Years from purchase    Surrender charge  Years from purchase    Surrender charge
  payment receipt         percentage       payment receipt         percentage
        1                     7%                  1                   8%
        2                     7                   2                   8
        3                     7                   3                   8
        4                     6                   4                   7
        5                     5                   5                   7
        6                     4                   6                   6
        7                     2                   7                   5
        Thereafter            0                   8                   4
                                                  9                   3
                                                  10                  2
                                                  Thereafter          0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

Annual contract administrative charge:                        $30**

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.


Maximum Anniversary Value Death Benefit Rider (MAV) fee:      0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:              0.30%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:         0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:             0.95% for nonqualified annuities
                                            0.75% for qualified annuities

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5   PROSPECTUS -- AUG. 9, 2001


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                          .56%           .13%         .26%         .95%(1)
   Bond Fund                                                         .60            .13          .06          .79(2)
   Capital Resource Fund                                             .60            .13          .04          .77(2)
   Cash Management Fund                                              .51            .13          .04          .68(2)
   Diversified Equity Income Fund                                    .56            .13          .26          .95(1)
   Emerging Markets Fund                                            1.13            .13          .43         1.69(1)
   Equity Select Fund                                                .65            .13          .32         1.10(3)
   Extra Income Fund                                                 .62            .13          .07          .82(2)
   Federal Income Fund                                               .61            .13          .13          .87(1)
   Global Bond Fund                                                  .84            .13          .10         1.07(2)
   Growth Fund                                                       .64            .13          .18          .95(1)
   International Fund                                                .82            .13          .07         1.02(2)
   Managed Fund                                                      .59            .13          .03          .75(2)
   New Dimensions Fund(R)                                            .60            .13          .05          .78(2)

   Partners Small Cap Value Fund                                    1.10            .13          .27         1.50(3)

   S&P 500 Index Fund                                                .28            .13          .07          .48(1)
   Small Cap Advantage Fund                                          .75            .13          .31         1.19(1)

   Stock Fund                                                        .60            .13          .37         1.10(3)

   Strategy Aggressive Fund                                          .59            .13          .05          .77(2)

AIM V.I.
   Capital Appreciation Fund, Series II                              .61            .25          .21         1.07(4)
   Capital Development Fund, Series II                               .75            .25          .43         1.43(4)
Alliance VP
   AllianceBernstein International Value Portfolio (Class B)         .01            .25          .94         1.20(5)
   Growth & Income Portfolio (Class B)                               .63            .25          .07          .95(6)
American Century VP
   International, Class II                                          1.40            .25           --         1.65(7)
   Value, Class II                                                   .90            .25           --         1.15(7)

Calvert Variable Series, Inc.
   Social Balanced Portfolio                                         .70             --          .16          .86(8)

Evergreen VA
   Capital Growth Fund, Class L Shares                               .80            .25          .05         1.10(9)

Fidelity VIP

   III Growth & Income Portfolio (Service Class 2)                   .48            .25          .12          .85(10)
   III Mid Cap Portfolio (Service Class 2)                           .57            .25          .17          .99(11)
   Overseas Portfolio (Service Class 2)                              .72            .25          .18         1.15(12)

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2                               .58            .25          .02          .85(13),(14)
   Franklin Value Securities Fund - Class 2                          .58            .25          .26         1.09(14),(15)

   Mutual Shares Securities Fund - Class 2                           .60            .25          .20         1.05(14)


Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                         .70             --          .20          .90(16)
   Mid Cap Value Fund                                                .80             --          .25         1.05(16)

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6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY



Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total


INVESCO VIF
   Dynamics Fund                                                     .75%            --%        .34%        1.09%(17),(18)
   Financial Services Fund                                           .75             --         .34         1.09(17),(18)
   Technology Fund                                                   .72             --         .30         1.02(17),(18)
   Telecommunications Fund                                           .75             --         .31         1.06(17),(18)


Janus Aspen Series
   Global Technology Portfolio: Service Shares                       .65            .25          .04          .94(19)
   International Growth Portfolio: Service Shares                    .65            .25          .06          .96(19)
Lazard Retirement Series
   International Equity Portfolio                                    .75            .25          .25         1.25(20)
MFS(R)
   Investors Growth Stock Series - Service Class
      (Previously MFS(R) Growth Series)                              .75            .20          .16         1.11(21),(22),(23)
   New Discovery Series - Service Class                              .90            .20          .16         1.26(21),(22),(23)

   Utilities Series - Service Class                                  .75            .20          .16         1.11(21),(22)
Pioneer VCT
   Pioneer Equity-Income VCT Portfolio - Class II Shares             .65            .25          .06          .96(24)
   Pioneer Europe VCT Portfolio - Class II Shares                    .90            .25          .55         1.70(25)

Putnam Variable Trust

   Putnam VT Health Sciences Fund - Class IB Shares                  .70            .25          .09         1.04(26)
   Putnam VT International Growth Fund - Class IB Shares             .76            .25          .18         1.19(26)

   Putnam VT Vista Fund - Class IB Shares                            .60            .25          .07          .92(26)


Strong Funds
   Strong Opportunity Fund II - Advisor Class                        .75            .15          .35         1.25(27)


Wanger
   International Small Cap                                          1.20             --          .21         1.41(6),(28)
   U.S. Small Cap                                                    .95             --          .05         1.00(6),(28)
Wells Fargo VT
   Asset Allocation Fund                                             .57            .25          .18         1.00(29)
   International Equity Fund                                         .15            .25          .60         1.00(27)
   Small Cap Growth Fund                                             .15            .25          .80         1.20(27)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund, 0.57% and 1.80% for AXP VP Partners Small Cap Value Fund and 0.44% and 1.17% for AXP VP Stock Fund.
(4) Management and other expenses are based on estimated amounts for the current fiscal year.
(5) The Portfolio's expense figures are based on estimated expenses after advisory fee waiver. Absent such waiver, "Management fees" and "Total" would be 1.00% and 2.19%.
(6) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(7) Annual expenses estimated as of inception date of July 16, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expenses are estimated for the year ending Dec. 31, 2001. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers at any time. The estimated Annual Fund Operating Expenses reflect fee waivers and expense reimbursements. Excluding current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.24% for Class L shares.
(10) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.25% This arrangement can be discontinued by FMR at any time.


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7   PROSPECTUS -- AUG. 9, 2001

(11) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(12) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.
(13) The Fund administration fee is paid indirectly through the management fee.
(14) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(16) Expense ratios are shown after fee waivers and expense reimbursements by the Investment advisor. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a service mark of Goldman Sachs & Co.
(17) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(18) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31,2000 were insignificant.
(19) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(20) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(21) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(22) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series and 1.10% for Utilities Series.
(23) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(24) The portfolio's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(25) The portfolio's expense figures are based on estimated expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver. Without the fee waiver "Management fees" and "Total" would be 1.00% and 1.80% for the portfolio.
(26) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(27) The fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee. Absent this waiver, "12b-1 fees" would be 0.25% and it is estimated that "Total" expenses would be 1.35%.
(28) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(29) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.

----------------------------------------------------------------------
8   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Examples:*

In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider, 3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, 4) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider, 5) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders, and 6) the contract with the selection of both the Maximum Anniversary Value Death Benefit Rider and the Enhanced Earnings Plus Death Benefit Riders.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years
 AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders   $100.02    $141.87    $176.28    $249.47          $20.02     $61.87    $106.28    $229.47
   optional MAV                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEB                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEP                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
AXP(R) VP - Bond Fund
   base contract with no optional riders     98.38     136.90     167.89     232.27           18.38      56.90      97.89     212.27
   optional MAV                              99.92     141.56     175.75     248.40           19.92      61.56     105.75     228.40
   optional EEB                             101.45     146.21     183.57     264.30           21.45      66.21     113.57     244.30
   optional EEP                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional MAV and EEB                     102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional MAV and EEP                     104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders     98.17     136.27     166.84     230.10           18.17      56.27      96.84     210.10
   optional MAV                              99.71     140.94     174.71     246.26           19.71      60.94     104.71     226.26
   optional EEB                             101.25     145.60     182.53     262.19           21.25      65.60     112.53     242.19
   optional EEP                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional MAV and EEB                     102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional MAV and EEP                     103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
AXP(R) VP - Cash Management Fund
   base contract with no optional riders     97.25     133.47     162.09     220.28           17.25      53.47      92.09     200.28
   optional MAV                              98.79     138.14     169.99     236.59           18.79      58.14      99.99     216.59
   optional EEB                             100.33     142.80     177.84     252.66           20.33      62.80     107.84     232.66
   optional EEP                             101.35     145.90     183.05     263.25           21.35      65.90     113.05     243.25
   optional MAV and EEB                     101.86     147.45     185.64     268.50           21.86      67.45     115.64     248.50
   optional MAV and EEP                     102.89     150.54     190.82     278.92           22.89      70.54     120.82     258.92
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders    100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional MAV                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEB                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEP                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57



----------------------------------------------------------------------
9   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                          no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders   $107.60    $164.68    $214.34    $325.58          $27.60    $ 84.68    $144.34    $305.58
   optional MAV                             109.14     169.26     221.91     340.34           29.14      89.26     151.91     320.34
   optional EEB                             110.68     173.82     229.43     354.88           30.68      93.82     159.43     334.88
   optional EEP                             111.70     176.86     234.42     364.45           31.70      96.86     164.42     355.45
   optional MAV and EEB                     112.22     178.38     236.91     369.20           32.22      98.38     166.91     349.20
   optional MAV and EEP                     113.24     181.40     241.87     378.63           33.24     101.40     171.87     358.63
AXP(R) VP - Equity Select Fund
   base contract with no optional riders    101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional MAV                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEB                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional EEP                             105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV and EEB                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
   optional MAV and EEP                     107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
AXP(R) VP - Extra Income Fund
   base contract with no optional riders     98.69     137.83     169.47     235.51           18.69      57.83      99.47     215.51
   optional MAV                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional EEB                             101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
   optional EEP                             102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional MAV and EEB                     103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEP                     104.32     154.86     198.02     293.35           24.32      74.86     128.02     273.35
AXP(R) VP - Federal Income Fund
   base contract with no optional riders     99.20     139.39     172.09     240.90           19.20      59.39     102.09     220.90
   optional MAV                             100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional EEB                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional EEP                             103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEB                     103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional MAV and EEP                     104.84     156.40     200.59     298.45           24.84      76.40     130.59     278.45
AXP(R) VP - Global Bond Fund
   base contract with no optional riders    101.25     145.60     182.53     262.19           21.25      65.60     112.53     242.19
   optional MAV                             102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional EEB                             104.32     154.86     198.02     293.35           24.32      74.86     128.02     273.35
   optional EEP                             105.35     157.93     203.15     303.53           25.35      77.93     133.15     283.53
   optional MAV and EEB                     105.86     159.47     205.70     308.59           25.86      79.47     135.70     288.59
   optional MAV and EEP                     106.89     162.54     210.79     318.62           26.89      82.54     140.79     298.62
AXP(R) VP - Growth Fund
   base contract with no optional riders    100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional MAV                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEB                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEP                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57


----------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                   no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

AXP(R) VP - International Fund
   base contract with no optional riders   $100.74    $144.05    $179.93    $256.91          $20.74     $64.05    $109.93    $236.91
   optional MAV                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional EEB                             103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional EEP                             104.84     156.40     200.59     298.45           24.84      76.40     130.59     278.45
   optional MAV and EEB                     105.35     157.93     203.15     303.53           25.35      77.93     133.15     283.53
   optional MAV and EEP                     106.37     161.00     208.25     313.61           26.37      81.00     138.25     293.61
AXP(R) VP - Managed Fund
   base contract with no optional riders     97.97     135.65     165.78     227.92           17.97      55.65      95.87     207.92
   optional MAV                              99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional EEB                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEP                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders     98.28     136.58     167.36     231.18           18.28      56.58      97.36     211.18
   optional MAV                              99.81     141.25     175.23     247.33           19.81      61.25     105.23     227.33
   optional EEB                             101.35     145.90     183.05     263.25           21.35      65.90     113.05     243.25
   optional EEP                             102.38     149.00     188.23     273.72           22.38      69.00     118.23     253.72
   optional MAV and EEB                     102.89     150.54     190.82     278.92           22.89      70.54     120.82     258.92
   optional MAV and EEP                     103.91     153.63     195.97     289.25           23.91      73.63     125.97     269.25
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders    105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV                             107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
   optional EEB                             108.73     168.04     219.90     336.43           28.73      88.04     149.90     316.43
   optional EEP                             109.76     171.09     224.93     346.18           29.76      91.09     154.93     326.18
   optional MAV and EEB                     110.27     172.61     227.43     351.02           30.27      92.61     157.43     331.02
   optional MAV and EEP                     111.29     175.65     232.43     360.63           31.29      95.65     162.43     340.63
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders     95.20     127.21     151.48     198.16           15.20      47.21      81.48     178.16
   optional MAV                              96.74     131.90     159.45     214.79           16.74      51.90      89.45     194.79
   optional EEB                              98.28     136.58     167.36     231.18           18.28      56.58      97.36     211.18
   optional EEP                              99.30     139.70     172.61     241.98           19.30      59.70     102.61     221.98
   optional MAV and EEB                      99.81     141.25     175.23     247.33           19.81      61.25     105.23     227.33
   optional MAV and EEP                     100.84     144.36     180.45     257.97           20.84      64.36     110.45     237.97
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders    102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional MAV                             104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional EEB                             105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional EEP                             106.58     161.62     209.26     315.62           26.58      81.62     139.26     295.62
   optional MAV and EEB                     107.09     163.15     211.80     320.61           27.09      83.15     141.80     300.61
   optional MAV and EEP                     108.12     166.21     216.87     330.53           28.12      86.21     146.87     310.53



----------------------------------------------------------------------
11   PROSPECTUS -- AUG. 9, 2001



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                     no surrender or selection
                                                           full surrender at the                 of an annuity payout plan at the
                                                          end of each time period                     end of each time period
                                                 1 year    3 years   5 years   10 years      1 year     3 years   5 years   10 years

AXP(R) VP - Stock Fund
   base contract with no optional riders        $101.56   $146.52    $184.09    $265.35      $21.56     $66.52    $114.09    $245.35
   optional MAV                                  103.09    151.16     191.85     281.00       23.09      71.16     121.85     261.00
   optional EEB                                  104.63    155.78     199.56     296.42       24.63      75.78     129.56     276.42
   optional EEP                                  105.66    158.86     204.68     305.57       25.66      78.86     134.68     286.57
   optional MAV and EEB                          106.17    160.39     207.23     311.61       26.17      80.39     137.23     291.61
   optional MAV and EEP                          107.19    163.45     212.31     321.61       27.19      83.45     142.31     301.61
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders          98.17    136.27     166.84     230.10       18.17      56.27      96.84     210.10
   optional MAV                                   99.71    140.94     174.71     246.26       19.71      60.94     104.71     226.26
   optional EEB                                  101.25    145.60     182.53     262.19       21.25      65.60     112.53     242.19
   optional EEP                                  102.27    148.69     187.72     272.68       22.27      68.69     117.72     252.68
   optional MAV and EEB                          102.79    150.23     190.30     277.89       22.79      70.23     120.30     257.89
   optional MAV and EEP                          103.81    153.32     195.46     288.22       23.81      73.32     125.46     268.22
AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders         101.25    145.60     182.53     262.19       21.25      65.60     112.53     242.19
   optional MAV                                  102.79    150.23     190.30     277.89       22.79      70.23     120.30     257.89
   optional EEB                                  104.32    154.86     198.02     293.35       24.32      74.86     128.02     273.55
   optional EEP                                  105.35    157.93     203.15     303.53       25.35      77.93     133.15     283.53
   optional MAV and EEB                          105.86    159.47     205.70     308.59       25.86      79.47     135.70     288.59
   optional MAV and EEP                          106.89    162.54     210.79     318.62       26.89      82.54     140.79     298.62
AIM V.I. Capital Development Fund Series II
   base contract                                 104.94    156.71     201.10     299.47       24.94      76.71     131.10     279.47
   optional MAV                                  106.48    161.31     208.76     314.62       26.48      81.31     138.76     294.62
   optional EEB                                  108.01    165.90     216.36     329.54       28.01      85.90     146.36     309.54
   optional EEP                                  109.04    168.95     221.41     339.36       29.04      88.95     151.41     319.36
   optional MAV and EEB                          109.55    170.48     223.92     344.24       29.55      90.48     153.92     324.24
   optional MAV and EEP                          110.58    173.52     228.93     353.92       30.58      93.52     158.93     333.92
Alliance VP AllianceBernstein
International Value Portfolio (Class B)
   base contract with no optional riders         102.58    149.62     189.27     275.81       22.58      69.62     119.27     255.81
   optional MAV                                  104.12    154.24     197.00     291.30       24.12      74.24     127.00     271.30
   optional EEB                                  105.66    158.86     204.68     306.57       25.66      78.86     134.68     286.57
   optional EEP                                  106.68    161.92     209.77     316.62       26.68      81.92     139.77     296.62
   optional MAV and EEB                          107.19    163.45     212.31     321.61       27.19      83.45     142.31     301.61
   optional MAV and EEP                          108.22    166.51     217.37     331.51       28.22      86.51     147.37     311.51
Alliance VP Growth & Income Portfolio (Class B)
   base contract with no optional riders         100.02    141.87     176.28     249.47       20.02      61.87     106.28     229.47
   optional MAV                                  101.56    146.52     184.09     265.35       21.56      66.52     114.09     245.35
   optional EEB                                  103.09    151.16     191.85     281.00       23.09      71.16     121.85     261.00
   optional EEP                                  104.12    154.24     197.00     291.30       24.12      74.24     127.00     271.30
   optional MAV and EEB                          104.63    155.78     199.56     296.42       24.63      75.78     129.56     276.42
   optional MAV and EEP                          105.66    158.86     204.68     306.57       25.66      78.86     134.68     286.57


----------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                             1 year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

American Century VP International, Class II
   base contract with no optional riders    $107.19    $163.45    $212.31    $321.61         $27.19    $ 83.45    $142.31    $301.61
   optional MAV                              108.73     168.04     219.90     336.43          28.73      88.04     149.90     316.43
   optional EEB                              110.27     172.61     227.43     351.02          30.27      92.61     157.43     331.02
   optional EEP                              111.29     175.65     232.43     360.63          31.29      95.65     162.43     340.63
   optional MAV and EEB                      111.81     177.16     234.92     365.40          31.81      97.16     164.92     345.40
   optional MAV and EEP                      112.83     180.19     239.89     374.87          32.83     100.19     169.89     354.87
American Century VP Value, Class II
   base contract with no optional riders     102.07     148.07     186.68     270.59          22.07      68.07     116.68     250.59
   optional MAV                              103.61     152.70     194.43     286.16          23.61      72.70     124.43     266.16
   optional EEB                              105.14     157.32     202.12     301.50          25.14      77.32     132.12     281.50
   optional EEP                              106.17     160.39     207.23     311.61          26.17      80.39     137.23     291.61
   optional MAV and EEB                      106.68     161.92     209.77     316.62          26.68      81.92     139.77     296.62
   optional MAV and EEP                      107.71     164.98     214.84     326.57          27.71      84.98     144.84     306.57
Calvert Variable Series, Inc.
Social Balanced Portfolio
   base contract with no optional riders      99.10     139.08     171.57     239.83          19.10      59.08     101.57     219.83
   optional MAV                              100.63     143.74     179.41     255.85          20.63      63.74     109.41     235.85
   optional EEB                              102.17     148.38     187.20     271.64          22.17      68.38     117.20     251.64
   optional EEP                              103.20     151.47     192.37     282.03          23.20      71.47     122.37     262.03
   optional MAV and EEB                      103.71     153.01     194.94     287.19          23.71      73.01     124.94     267.19
   optional MAV and EEP                      104.73     156.09     200.08     297.44          24.73      76.09     130.08     277.44
Evergreen VA Capital Growth Fund,
Class L Shares
   base contract with no optional riders     101.56     146.52     184.09     265.35          21.56      66.52     114.09     245.35
   optional MAV                              103.09     151.16     191.85     281.00          23.09      71.16     121.85     261.00
   optional EEB                              104.63     155.78     199.56     296.42          24.63      75.78     129.56     276.42
   optional EEP                              105.66     158.86     204.68     306.57          25.66      78.86     134.68     286.57
   optional MAV and EEB                      106.17     160.39     207.23     311.61          26.17      80.39     137.23     291.61
   optional MAV and EEP                      107.19     163.45     212.31     321.61          27.19      83.45     142.31     301.61
Fidelity VIP III Growth & Income Portfolio
(Service Class 2)
   base contract with no optional riders      98.99     138.76     171.04     238.75          18.99      58.76     101.04     218.75
   optional MAV                              100.53     143.43     178.88     254.79          20.53      63.43     108.88     234.79
   optional EEB                              102.07     148.07     186.68     270.59          22.07      68.07     116.68     250.59
   optional EEP                              103.09     151.16     191.85     281.00          23.09      71.16     121.85     261.00
   optional MAV and EEB                      103.61     152.70     194.43     286.16          23.61      72.70     124.43     266.16
   optional MAV and EEP                      104.63     155.78     199.56     296.42          24.63      75.78     129.56     276.42
Fidelity VIP III Mid Cap Portfolio
(Service Class 2)
   base contract with no optional riders     100.43     143.11     178.36     253.73          20.43      63.11     108.36     233.73
   optional MAV                              101.97     147.76     186.16     269.54          21.97      67.76     116.16     249.54
   optional EEB                              103.50     152.39     193.91     285.13          23.50      72.39     123.91     265.13
   optional EEP                              104.53     155.47     199.05     295.39          24.53      75.47     129.05     275.39
   optional MAV and EEB                      105.04     157.01     201.61     300.49          25.04      77.01     131.61     280.49
   optional MAV and EEP                      106.07     160.08     206.72     310.60          26.07      80.08     136.72     290.60


----------------------------------------------------------------------
13   PROSPECTUS -- AUG. 9, 2001



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                   no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Fidelity VIP Overseas Portfolio
(Service Class 2)
   base contract with no optional riders   $102.07    $148.07    $186.68    $270.59          $22.07     $68.07    $116.68    $250.59
   optional MAV                             130.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEB                             105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional EEP                             106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
   optional MAV and EEB                     106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62
   optional MAV and EEP                     107.71     164.98     214.84     326.57           27.71      84.98     144.84     306.57
FTVIPT Franklin Real Estate Fund -
Class 2
   base contract with no optional riders     98.99     138.76     171.04     238.75           18.99      58.76     101.04     218.75
   optional MAV                             100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional EEB                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEP                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional MAV and EEB                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEP                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
FTVIPT Franklin Value Securities Fund -
Class 2
   base contract with no optional riders    101.45     146.21     183.57     264.30           21.45      66.21     113.57     244.30
   optional MAV                             102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional EEB                             104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39
   optional EEP                             105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional MAV and EEB                     106.07     160.08     206.72     310.60           26.07      80.08     136.72     290.60
   optional MAV and EEP                     107.09     163.15     211.80     320.61           27.09      82.15     141.80     300.61
FTVIPT Mutual Shares Securities Fund -
Class 2
   base contract with no optional riders    101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional MAV                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEB                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional EEP                             105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEB                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV and EEP                     106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62
Goldman Sachs VIT CORE(SM)
U.S. Equity Fund
   base contract with no optional riders     99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional MAV                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEB                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEP                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEB                     104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEP                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders    101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional MAV                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEB                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional EEP                             105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEB                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV and EEP                     106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62


----------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

INVESCO VIF - Dynamics Fund
   base contract with no optional riders   $101.45    $146.21    $183.57    $264.30          $21.45     $66.21    $113.57    $244.30
   optional MAV                             102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional EEB                             104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39
   optional EEP                             105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional MAV and EEB                     106.07     160.08     206.72     310.60           26.07      80.08     136.72     290.60
   optional MAV and EEP                     107.09     163.15     211.80     320.61           27.09      83.15     141.80     300.61
INVESCO VIF - Financial Services Fund
   base contract with no optional riders    101.45     146.21     183.57     264.30           21.45      66.21     113.57     244.30
   optional MAV                             102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional EEB                             104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39
   optional EEP                             105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional MAV and EEB                     106.07     160.08     206.72     310.60           26.07      80.08     136.72     290.60
   optional MAV and EEP                     107.09     163.15     211.80     320.61           27.09      83.15     141.80     300.61
INVESCO VIF - Technology Fund
   base contract with no optional riders    100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional MAV                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional EEB                             103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional EEP                             104.84     156.40     200.59     298.45           24.84      76.40     130.59     278.45
   optional MAV and EEB                     105.35     157.93     203.15     303.53           25.35      77.93     133.15     283.53
   optional MAV and EEP                     106.37     161.00     208.25     313.61           26.37      81.00     138.25     293.61
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders    101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional MAV                             102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional EEB                             104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional EEP                             105.25     157.63     202.63     302.52           25.25      77.63     132.63     282.52
   optional MAV and EEB                     105.76     159.16     205.19     307.58           25.76      79.16     135.19     287.58
   optional MAV and EEP                     106.78     162.23     210.28     317.62           26.78      82.23     140.28     297.62
Janus Aspen Series Global
Technology Portfolio: Service Shares
   base contract with no optional riders     99.92     141.56     175.75     248.40           19.92      61.56     105.75     228.40
   optional MAV                             101.45     146.21     183.57     264.30           21.45      66.21     113.57     244.30
   optional EEB                             102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional EEP                             104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional MAV and EEB                     104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39
   optional MAV and EEP                     105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
Janus Aspen Series International
Growth Portfolio: Service Shares
   base contract with no optional riders    100.12     142.18     176.80     250.53           20.12      62.18     106.80     230.53
   optional MAV                             101.66     146.83     184.61     266.40           21.66      66.83     114.61     246.40
   optional EEB                             103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional EEP                             104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional MAV and EEB                     104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional MAV and EEP                     105.76     159.16     205.19     307.58           25.76      79.16     135.19     287.58


----------------------------------------------------------------------
15   PROSPECTUS -- AUG. 9, 2001



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Lazard Retirement Series International
Equity Portfolio
   base contract with no optional riders   $103.09    $151.16    $191.85    $281.00          $23.09    $ 71.16    $121.85    $261.00
   optional MAV                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional EEB                             106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
   optional EEP                             107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
   optional MAV and EEB                     107.71     164.98     214.84     326.57           27.71      84.98     144.84     306.57
   optional MAV and EEP                     108.73     168.04     219.90     336.43           28.73      88.04     149.90     316.43
MFS(R) Investors Growth
Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders    101.66     146.83     184.61     266.40           21.66      66.83     114.61     246.40
   optional MAV                             103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional EEB                             104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional EEP                             105.76     159.16     205.19     307.58           25.76      79.16     135.19     287.58
   optional MAV and EEB                     106.27     160.70     207.74     312.61           26.27      80.70     137.74     292.61
   optional MAV and EEP                     107.30     163.76     212.82     322.60           27.30      83.76     142.82     302.60
MFS(R) New Discovery Series -
Service Class
   base contract with no optional riders    103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional MAV                             104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional EEB                             106.27     160.70     207.74     312.61           26.27      80.70     137.74     292.61
   optional EEP                             107.30     163.76     212.82     322.60           27.30      83.76     142.82     302.60
   optional MAV and EEB                     107.81     165.29     215.35     327.56           27.81      85.29     145.35     307.56
   optional MAV and EEP                     108.83     168.34     220.40     337.41           28.83      88.34     150.40     317.41
MFS(R) Utilities Series - Service Class
   base contract with no optional riders    101.66     146.83     184.61     266.40           21.66      66.83     114.61     246.40
   optional MAV                             103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional EEB                             104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional EEP                             105.76     159.16     205.19     307.58           25.76      79.16     135.19     287.58
   optional MAV and EEB                     106.27     160.70     207.74     312.61           26.27      80.70     137.74     292.61
   optional MAV and EEP                     107.30     163.76     212.82     322.60           27.30      83.76     142.82     302.60
Pioneer Equity-Income VCT Portfolio -
Class II Shares
   base contract with no optional riders    100.12     142.18     176.80     250.53           20.12      62.18     106.80     230.53
   optional MAV                             101.66     146.83     184.61     266.40           21.66      66.83     114.61     246.40
   optional EEB                             103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional EEP                             104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional MAV and EEB                     104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional MAV and EEP                     105.76     159.16     205.19     307.58           25.76      79.16     315.19     287.58
Pioneer Europe VCT Portfolio -
Class II Shares
   base contract with no optional riders    107.71     164.98     214.84     326.57           27.71      84.98     144.84     306.57
   optional MAV                             109.24     169.56     222.41     341.32           29.24      89.56     152.41     321.32
   optional EEB                             110.78     174.13     229.93     355.84           30.78      94.13     159.93     335.84
   optional EEP                             111.81     177.16     234.92     365.40           31.81      97.16     164.92     345.40
   optional MAV and EEB                     112.32     178.68     237.41     370.15           32.32      98.68     167.41     350.15
   optional MAV and EEP                     113.34     181.71     242.36     379.57           33.34     101.71     172.36     359.57


----------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Putnam VT Health Sciences Fund:
Class IB Shares
   base contract with no optional riders   $100.94    $144.67    $180.97    $259.02          $20.94     $64.67    $110.97    $239.02
   optional MAV                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional EEB                             104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional EEP                             105.04     157.01     201.61     300.49           25.04      77.01     131.61     280.49
   optional MAV and EEB                     105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional MAV and EEP                     106.58     161.62     209.26     315.62           26.58      81.62     139.26     295.62
Putnam VT International Growth Fund:
Class IB Shares
   base contract with no optional riders    102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional MAV                             104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional EEB                             105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional EEP                             106.58     161.62     209.26     315.62           26.58      81.62     139.26     295.62
   optional MAV and EEB                     107.09     163.15     211.80     320.61           27.09      83.15     141.80     300.61
   optional MAV and EEP                     108.12     166.21     216.87     330.53           28.12      86.21     146.87     310.53
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders     99.71     140.94     174.71     246.26           19.71      60.94     104.71     226.26
   optional MAV                             101.25     145.60     182.53     262.19           21.25      65.60     112.53     242.19
   optional EEB                             102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional EEP                             103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional MAV and EEB                     104.32     154.86     198.02     293.35           24.32      74.86     128.02     273.35
   optional MAV and EEP                     103.35     157.93     203.15     303.53           25.35      77.93     133.15     283.53
Strong Opportunity Fund II -
Advisor Class
   base contract with no optional riders    103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional MAV                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional EEB                             106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
   optional EEP                             107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
   optional MAV and EEB                     107.71     164.98     214.84     326.57           22.71      84.98     144.84     306.57
   optional MAV and EEP                     108.73     168.04     219.90     336.43           28.73      88.04     149.90     316.43
Wanger International Small Cap
   base contract with no optional riders    104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
   optional MAV                             106.27     160.70     207.74     312.61           26.27      80.70     137.74     292.61
   optional EEB                             107.81     165.29     215.35     327.56           27.81      85.29     145.35     307.56
   optional EEP                             108.83     168.34     220.40     337.41           28.83      88.34     150.40     317.41
   optional MAV and EEB                     109.35     169.87     222.92     342.29           29.35      89.87     152.92     322.29
   optional MAV and EEP                     110.37     172.91     227.93     351.99           30.37      92.91     157.93     331.99
Wanger U.S. Small Cap
   base contract with no optional riders    100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional MAV                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEB                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEP                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61


----------------------------------------------------------------------
17   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders   $100.53    $143.43    $178.88    $254.79          $20.53     $63.43    $108.88    $234.79
   optional MAV                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEB                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEP                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
Wells Fargo VT International Equity Fund
   base contract with no optional riders    100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional MAV                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEB                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEP                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders    102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional EEB                             105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional EEP                             106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62
   optional MAV and EEB                     107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
   optional MAV and EEP                     108.22     166.51     217.37     331.51           28.22      86.51     147.37     311.51

--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders   $ 97.97    $135.65    $165.78    $227.92          $17.97     $55.65    $ 95.78    $207.92
   optional MAV                              99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional EEB                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEP                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
AXP(R) VP - Bond Fund
   base contract with no optional riders     96.33     130.65     157.33     210.38           16.33      50.65      87.33     190.38
   optional MAV                              97.87     135.34     165.26     226.84           17.87      55.34      95.26     206.84
   optional EEB                              99.40     140.01     173.14     243.05           19.40      60.01     103.14     233.05
   optional EEP                             100.43     143.11     178.36     253.73           20.43      63.11     108.36     233.73
   optional MAV and EEB                     100.94     144.67     180.97     259.02           20.94      64.67     110.97     239.02
   optional MAV and EEP                     101.97     147.76     186.16     269.54           21.97      67.76     116.16     249.54
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders     96.12     130.03     156.27     208.17           16.12      50.03      86.27     188.17
   optional MAV                              97.66     134.71     164.20     224.66           17.66      54.71      94.20     204.66
   optional EEB                              99.20     139.39     172.09     240.90           19.20      59.39     102.09     220.90
   optional EEP                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional MAV and EEB                     100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional MAV and EEP                     101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
AXP(R) VP - Cash Management Fund
   base contract with no optional riders     95.20     127.21     151.48     198.16           15.20      47.21      81.48     178.16
   optional MAV                              96.74     131.91     159.45     214.79           16.74      51.90      89.45     194.79
   optional EEB                              98.28     136.58     167.36     231.18           18.28      56.58      97.36     211.18
   optional EEP                              99.30     139.70     172.61     241.98           19.30      59.70     102.61     221.98
   optional MAV and EEB                      99.81     141.25     175.23     247.33           19.81      61.25     105.23     227.33
   optional MAV and EEP                     100.84     144.36     180.45     257.97           20.84      64.36     110.45     237.97
AXP(R) VP - Diversified Equity
Income Fund
   base contract with no optional riders     97.97     135.65     165.78     227.92           17.97      55.65      95.78     207.92
   optional MAV                              99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional EEB                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEP                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders    105.55     158.55     204.17     305.56           25.55      78.55     134.17     285.56
   optional MAV                             107.09     163.15     211.80     320.61           27.09      83.15     141.80     300.61
   optional EEB                             108.63     167.73     219.39     335.44           28.63      87.73     149.39     315.44
   optional EEP                             109.65     170.78     224.42     345.21           29.65      90.78     154.42     325.21
   optional MAV and EEB                     110.17     172.30     226.93     350.06           30.17      92.30     156.93     330.06
   optional MAV and EEP                     111.19     175.34     231.93     359.68           31.19      95.34     161.93     339.68


----------------------------------------------------------------------
19   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

AXP(R) VP - Equity Select Fund
   base contract with no optional riders   $ 99.51    $140.32    $173.66    $244.12          $19.51     $60.32    $103.66    $224.12
   optional MAV                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEB                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEP                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEB                     104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEP                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
AXP(R) VP - Extra Income Fund
   base contract with no optional riders     96.64     131.59     158.92     213.69           16.64      51.59      88.92     193.69
   optional MAV                              98.17     136.27     166.84     230.10           18.17      56.27      96.84     210.10
   optional EEB                              99.71     140.94     174.71     246.26           19.71      60.94     104.71     226.26
   optional EEP                             100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional MAV and EEB                     101.25     145.60     182.53     262.19           21.25      65.60     112.53     242.19
   optional MAV and EEP                     102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
AXP(R) VP - Federal Income Fund
   base contract with no optional riders     97.15     133.15     161.56     219.19           17.15      53.15      91.56     199.19
   optional MAV                              98.69     137.83     169.47     235.51           18.69      57.83      99.47     215.51
   optional EEB                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional EEP                             101.25     145.60     182.53     262.19           21.25      65.60     112.53     242.19
   optional MAV and EEB                     101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
   optional MAV and EEP                     102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
AXP(R) VP - Global Bond Fund
   base contract with no optional riders     99.20     139.39     172.09     240.90           19.20      59.39     102.09     220.90
   optional MAV                             100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional EEB                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional EEP                             103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEB                     103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional MAV and EEP                     104.84     156.40     200.59     298.45           24.84      76.40     130.59     278.45
AXP(R) VP - Growth Fund
   base contract with no optional riders     97.97     135.65     165.78     227.92           17.97      55.65      95.78     207.92
   optional MAV                              99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional EEB                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEP                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
AXP(R) VP - International Fund
   base contract with no optional riders     98.69     137.83     169.47     235.51           18.69      57.83      99.47     215.51
   optional MAV                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional EEB                             101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
   optional EEP                             102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional MAV and EEB                     103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEP                     104.32     154.86     198.02     293.35           24.32      74.86     128.02     273.35


----------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years


AXP(R) VP - Managed Fund
   base contract with no optional riders   $ 95.92    $129.40    $155.20    $205.95          $15.92     $49.40    $ 85.20    $185.95
   optional MAV                              97.46     134.09     163.15     222.47           17.46      54.09      93.15     202.47
   optional EEB                              98.99     138.76     171.04     238.75           18.99      58.76     101.04     218.75
   optional EEP                             100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional MAV and EEB                     100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional MAV and EEP                     101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders     96.23     130.34     156.80     209.28           16.23      50.34      86.80     189.28
   optional MAV                              97.76     135.03     164.73     225.75           17.76      55.03      94.73     205.75
   optional EEB                              99.30     139.70     172.61     241.98           19.30      59.70     102.61     221.98
   optional EEP                             100.33     142.80     177.84     252.66           20.33      62.80     107.84     232.66
   optional MAV and EEB                     100.84     144.36     180.45     257.97           20.84      64.36     110.45     237.97
   optional MAV and EEP                     101.86     147.45     185.64     268.50           21.86      67.45     115.64     248.50
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders    103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV                             105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional EEB                             106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62
   optional EEP                             107.71     164.98     214.84     326.57           27.71      84.98     144.84     306.57
   optional MAV and EEB                     108.22     166.51     217.37     331.51           28.22      86.51     147.37     311.51
   optional MAV and EEP                     109.24     169.56     222.41     321.32           29.24      89.56     152.41     321.32
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders     93.15     120.92     140.78     175.60           13.15      40.92      70.78     155.60
   optional MAV                              94.69     125.64     148.81     192.56           14.69      45.64      78.81     172.56
   optional EEB                              96.23     130.34     156.80     209.28           16.23      50.34      86.80     189.28
   optional EEP                              97.25     133.47     162.09     220.28           17.25      53.47      92.09     200.28
   optional MAV and EEB                      97.76     135.03     164.73     225.75           17.76      55.03      94.73     205.75
   optional MAV and EEP                      98.79     138.14     169.99     236.59           18.79      58.14      99.99     216.59
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders    100.43     143.11     178.36     253.73           20.43      63.11     108.36     233.73
   optional MAV                             101.97     147.76     186.16     269.54           21.97      67.76     116.16     249.54
   optional EEB                             103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
   optional EEP                             104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39
   optional MAV and EEB                     105.04     157.01     201.61     300.49           25.04      77.01     131.61     280.49
   optional MAV and EEP                     106.07     160.08     206.72     310.60           26.07      80.08     136.72     290.60
AXP(R) VP - Stock Fund
   base contract with no optional riders     99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional MAV                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEB                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEP                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEB                     104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEP                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50


----------------------------------------------------------------------
21   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                 no surrender or selection
                                                   full surrender at the                     of an annuity payout plan at the
                                                  end of each time period                         end of each time period
                                           1 year     3 years   5 years   10 years            year     3 years   5 years   10 years

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders   $ 96.12    $130.03    $156.27    $208.17          $16.12     $50.03    $ 86.27    $188.17
   optional MAV                              97.66     134.71     164.20     224.66           17.66      54.71      94.20     204.66
   optional EEB                              99.20     139.39     172.09     240.90           19.20      59.39     102.09     220.90
   optional EEP                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional MAV and EEB                     100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional MAV and EEP                     101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
AIM V. I. Capital Appreciation Fund,
Series II
   base contract with no optional riders     99.20     139.39     172.09     240.90           19.20      59.39     102.09     220.90
   optional MAV                             100.74     144.05     179.93     256.91           20.74      64.05     109.93     236.91
   optional EEB                             102.27     148.69     187.72     272.68           22.27      68.69     117.72     252.68
   optional EEP                             103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEB                     103.81     153.32     195.46     288.22           23.81      73.32     125.46     268.22
   optional MAV and EEP                     104.84     156.40     200.59     298.45           24.84      76.40     130.59     278.45
AIM V.I. Capital Development Fund
Series II
   base contract                            102.89     150.54     190.82     278.92           22.89      70.54     120.82     258.92
   optional MAV                             104.43     155.17     198.54     294.37           24.43      75.17     128.54     274.37
   optional EEB                             105.96     159.78     206.21     309.59           25.96      79.78     136.21     289.59
   optional EEP                             106.99     162.84     211.30     319.62           26.99      82.84     141.30     299.62
   optional MAV and EEB                     107.50     164.37     213.83     324.59           27.50      84.37     143.83     304.59
   optional MAV and EEP                     108.53     167.43     218.89     334.46           28.53      87.43     148.89     314.46
Alliance VP AllianceBernstein
International Value Portfolio (Class B)
   base contract with no optional riders    100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional MAV                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEB                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEP                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61
Alliance VP Growth and Income
Portfolio (Class B)
   base contract with no optional riders     97.97     135.65     165.78     227.92           17.97      55.65      95.78     207.92
   optional MAV                              99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional EEB                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEP                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
American Century VP International,
Class II
   base contract with no optional riders    105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV                             106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62
   optional EEB                             108.22     166.51     217.37     331.51           28.22      86.51     147.37     311.51
   optional EEP                             109.24     169.56     222.41     341.32           29.24      89.56     152.41     321.32
   optional MAV and EEB                     109.76     171.09     224.93     346.18           29.76      91.09     154.93     326.18
   optional MAV and EEP                     110.78     174.13     229.93     355.84           30.78      94.13     159.93     335.84


----------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years


American Century VP Value, Class II
   base contract with no optional riders   $100.02    $141.87    $176.28    $249.47          $20.02     $61.87    $106.28    $229.47
   optional MAV                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEB                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEP                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
Calvert Variable Series, Inc.
Social Balanced Portfolio
   base contract with no optional riders     97.05     132.84     161.03     218.09           17.05      52.84      91.03     198.09
   optional MAV                              98.58     137.52     168.94     234.43           18.58      57.52      98.94     214.43
   optional EEB                             100.12     142.18     176.80     250.53           20.12      62.18     106.80     230.53
   optional EEP                             101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional MAV and EEB                     101.66     146.83     184.61     266.40           21.66      66.83     114.61     246.40
   optional MAV and EEP                     102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
Evergreen VA Capital Growth Fund,
Class L Shares
   base contract with no optional riders     99.51     140.32     173.66     244.12           19.51      60.32     103.66     224.12
   optional MAV                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional EEB                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEP                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEB                     104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEP                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
Fidelity VIP III Growth & Income Portfolio
(Service Class 2)
   base contract with no optional riders     96.94     132.53     160.51     216.99           16.94      52.53      90.51     196.99
   optional MAV                              98.48     137.21     168.42     233.35           18.48      57.21      98.42     213.35
   optional EEB                             100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional EEP                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional MAV and EEB                     101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional MAV and EEP                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
Fidelity VIP III Mid Cap Portfolio
(Service Class 2)
   base contract with no optional riders     98.38     136.90     167.89     232.27           18.38      56.90      97.89     212.27
   optional MAV                              99.92     141.56     175.75     248.40           19.92      61.56     105.75     228.40
   optional EEB                             101.45     146.21     183.57     264.30           21.45      66.21     113.57     244.30
   optional EEP                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional MAV and EEB                     102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional MAV and EEP                     104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
Fidelity VIP Overseas Portfolio
(Service Class 2)
   base contract with no optional riders    100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional MAV                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEB                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional EEP                             104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57


----------------------------------------------------------------------
23   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

FTVIPT Franklin Real Estate Fund -
Class 2
   base contract with no optional riders   $ 96.94    $132.53    $160.51    $216.99          $16.94     $52.53    $ 90.51    $196.99
   optional MAV                              98.48     137.21     168.42     233.35           18.48      57.21      98.42     213.35
   optional EEB                             100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional EEP                             101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional MAV and EEB                     101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional MAV and EEP                     102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
FTVIPT Franklin Value Securities Fund -
Class 2
   base contract with no optional riders     99.40     140.01     173.14     243.05           19.40      60.01     103.14     223.05
   optional MAV                             100.94     144.67     180.97     259.02           20.94      64.67     110.97     239.02
   optional EEB                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional EEP                             103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
   optional MAV and EEB                     104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional MAV and EEP                     105.04     157.01     201.61     300.49           25.04      77.01     131.61     280.49
FTVIPT Mutual Shares Securities Fund -
Class 2
   base contract with no optional riders     98.99     138.76     171.04     238.75           18.99      58.76     101.04     218.75
   optional MAV                             100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional EEB                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEP                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional MAV and EEB                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEP                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
Goldman Sachs VIT CORE(SM)
U.S. Equity Fund
   base contract with no optional riders     97.46     134.09     163.15     222.47           17.46      54.09      93.15     202.47
   optional MAV                              98.99     138.76     171.04     238.75           18.99      58.76     101.04     218.75
   optional EEB                             100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional EEP                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional MAV and EEB                     102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional MAV and EEP                     103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders     98.99     138.76     171.04     238.75           18.99      58.76     101.04     218.75
   optional MAV                             100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional EEB                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEP                             103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional MAV and EEB                     103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional MAV and EEP                     104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
INVESCO VIF - Dynamics Fund
   base contract with no optional riders     99.40     140.01     173.14     243.05           19.40      60.01     103.14     223.05
   optional MAV                             100.94     144.67     180.97     259.02           20.94      64.67     110.97     239.02
   optional EEB                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional EEP                             103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
   optional MAV and EEB                     104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional MAV and EEP                     105.04     157.01     201.61     300.49           25.04      77.01     131.61     280.49


----------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

INVESCO VIF - Financial Services Fund
   base contract with no optional riders   $ 99.40    $140.01    $173.14    $243.05          $19.40     $60.01    $103.14    $223.05
   optional MAV                             100.94     144.67     180.97     259.02           20.94      64.67     110.97     239.02
   optional EEB                             102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional EEP                             103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
   optional MAV and EEB                     104.02     153.94     196.48     290.28           24.02      73.94     126.48     270.28
   optional MAV and EEP                     105.04     157.01     201.61     300.49           25.04      77.01     131.61     280.49
INVESCO VIF - Technology Fund
   base contract with no optional riders     98.69     137.83     169.47     235.51           18.69      57.83      99.47     215.51
   optional MAV                             100.22     142.49     177.32     251.60           20.22      62.49     107.32     231.60
   optional EEB                             101.76     147.14     185.12     267.45           21.76      67.14     115.12     247.45
   optional EEP                             102.79     150.23     190.30     277.89           22.79      70.23     120.30     257.89
   optional MAV and EEB                     103.30     151.78     192.88     283.07           23.30      71.78     122.88     263.07
   optional MAV and EEP                     104.32     154.86     198.02     293.35           24.32      74.86     128.02     273.35
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders     99.10     139.08     171.57     239.83           19.10      59.08     101.57     219.83
   optional MAV                             100.63     143.74     179.41     255.85           20.63      63.74     109.41     235.85
   optional EEB                             102.17     148.38     187.20     271.64           22.17      68.38     117.20     251.64
   optional EEP                             103.20     151.47     192.37     282.03           23.20      71.47     122.37     262.03
   optional MAV and EEB                     103.71     153.01     194.94     287.19           23.71      73.01     124.94     267.19
   optional MAV and EEP                     104.73     156.09     200.08     297.44           24.73      76.09     130.08     277.44
Janus Aspen Series Global
Technology Portfolio: Service Shares
   base contract with no optional riders     97.87     135.34     165.26     226.84           17.87      55.34      95.26     206.84
   optional MAV                              99.40     140.01     173.14     243.05           19.40      60.01     103.14     223.05
   optional EEB                             100.94     144.67     180.97     259.02           20.94      64.67     110.97     239.02
   optional EEP                             101.97     147.76     186.16     269.54           21.97      67.76     116.16     249.54
   optional MAV and EEB                     102.48     149.31     188.75     274.77           22.48      69.31     118.75     254.77
   optional MAV and EEP                     103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
Janus Aspen Series International
Growth Portfolio: Service Shares
   base contract with no optional riders     98.07     135.96     166.31     229.01           18.07      55.96      96.31     209.01
   optional MAV                              99.61     140.63     174.18     245.19           19.61      60.63     104.18     225.19
   optional EEB                             101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional EEP                             102.17     148.38     187.20     271.64           22.17      68.38     117.20     251.64
   optional MAV and EEB                     102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional MAV and EEP                     103.71     153.01     194.94     287.19           23.71      73.01     124.94     267.19
Lazard Retirement Series
International Equity Portfolio
   base contract with no optional riders    101.04     144.98     181.49     260.08           21.04      64.98     111.49     240.08
   optional MAV                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional EEB                             104.12     115.24     197.00     291.30           24.12      74.24     127.00     271.30
   optional EEP                             105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEB                     105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV and EEP                     106.68     161.92     209.77     316.62           26.68      81.92     139.77     296.62


----------------------------------------------------------------------
25   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

MFS(R) Investors Growth Stock Series -
Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders   $ 99.61    $140.63    $174.18    $245.19          $19.61     $60.63    $104.18    $225.19
   optional MAV                             101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional EEB                             102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional EEP                             103.71     153.01     194.94     287.19           23.71      73.01     124.94     267.19
   optional MAV and EEB                     104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional MAV and EEP                     105.25     157.63     202.63     302.52           25.25      77.63     132.63     282.52
MFS(R) New Discovery Series -
Service Class
   base contract with no optional riders    101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional MAV                             102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional EEB                             104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional EEP                             105.25     157.63     202.63     305.52           25.25      77.63     132.63     282.52
   optional MAV and EEB                     105.76     159.16     205.19     307.58           25.76      79.16     135.19     287.58
   optional MAV and EEP                     106.78     162.23     210.28     317.62           26.78      82.23     140.28     297.62
MFS(R) Utilities Series - Service Class
   base contract with no optional riders     99.61     140.63     174.18     245.19           19.61      60.63     104.18     225.19
   optional MAV                             101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional EEB                             102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional EEP                             103.71     153.01     194.94     287.19           23.71      73.01     124.94     267.19
   optional MAV and EEB                     104.22     154.55     197.51     292.33           24.22      74.55     127.51     272.33
   optional MAV and EEP                     105.25     157.63     202.63     302.52           25.25      77.63     132.63     282.52
Pioneer Equity-Income VCT Portfolio -
Class II Shares
   base contract with no optional riders     98.07     135.96     166.31     229.01           18.07      55.96      96.31     209.01
   optional MAV                              99.61     140.63     174.18     245.19           19.61      60.63     104.18     225.19
   optional EEB                             101.15     145.29     182.01     261.14           21.15      65.29     112.01     241.14
   optional EEP                             102.17     148.38     187.20     271.64           22.17      68.38     117.20     251.64
   optional MAV and EEB                     102.68     149.93     189.78     276.85           22.68      69.93     119.78     256.85
   optional MAV and EEP                     103.71     153.01     194.94     287.19           23.71      73.01     124.94     267.19
Pioneer Europe VCT Portfolio -
Class II Shares
   base contract with no optional riders    105.66     158.86     204.68     306.57           25.66      78.86     134.68     286.57
   optional MAV                             107.19     163.45     212.31     321.61           27.19      83.45     142.31     301.61
   optional EEB                             108.73     168.04     219.90     336.43           28.73      88.04     149.90     316.43
   optional EEP                             109.76     171.09     224.93     346.18           29.76      91.09     154.93     326.18
   optional MAV and EEB                     110.27     172.61     227.43     351.02           30.27      92.61     157.43     331.02
   optional MAV and EEP                     111.29     175.65     232.43     360.63           31.29      95.65     162.43     340.63
Putnam VT Health Sciences Fund:
Class IB Shares
   base contract with no optional riders     98.89     138.45     170.52     237.67           18.89      58.45     100.52     217.67
   optional MAV                             100.43     143.11     178.36     253.73           20.43      63.11     108.36     233.73
   optional EEB                             101.97     147.76     186.16     269.54           21.97      67.76     116.16     249.54
   optional EEP                             102.99     150.85     191.33     279.96           22.99      70.85     121.33     259.96
   optional MAV and EEB                     103.50     152.39     193.91     285.13           23.50      72.39     123.91     265.13
   optional MAV and EEP                     104.53     155.47     199.05     295.39           24.53      75.47     129.05     275.39


----------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                             1 year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

Putnam VT International Growth Fund:
Class IB Shares
   base contract with no optional riders    $100.43    $143.11    $178.36    $253.73         $20.43     $63.11    $108.36    $233.73
   optional MAV                              101.97     147.76     186.16     269.54          21.97      67.76     116.16     249.54
   optional EEB                              103.50     152.39     193.91     285.13          23.50      72.39     123.91     265.13
   optional EEP                              104.53     155.47     199.05     295.39          24.53      75.47     129.05     275.39
   optional MAV and EEB                      105.04     157.01     201.61     300.49          25.04      77.01     131.61     280.49
   optional MAV and EEP                      106.07     160.08     206.72     310.60          26.07      80.08     136.72     290.60
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders      97.66     134.71     164.20     224.66          17.66      54.71      94.20     204.66
   optional MAV                               99.20     139.39     172.09     240.90          19.20      53.39     102.09     220.90
   optional EEB                              100.74     144.05     179.93     256.91          20.74      64.05     109.93     236.91
   optional EEP                              101.76     147.14     185.12     267.45          21.76      67.14     115.12     247.45
   optional MAV and EEB                      102.27     148.69     187.72     272.68          22.27      68.69     117.72     252.68
   optional MAV and EEP                      103.30     151.78     192.88     283.07          23.30      71.78     122.88     263.07
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders     101.04     144.98     181.49     260.08          21.04      64.98     111.49     240.08
   optional MAV                              102.58     149.62     189.27     275.81          22.58      69.62     119.27     255.81
   optional EEB                              104.12     154.24     197.00     291.30          24.12      74.24     127.00     271.30
   optional EEP                              105.14     157.32     202.12     301.50          25.14      77.32     132.12     281.50
   optional MAV and EEB                      105.66     158.86     204.68     306.57          25.66      78.86     134.68     286.57
   optional MAV and EEP                      106.68     161.92     209.77     316.62          26.68      81.92     139.77     296.62
Wanger International Small Cap
   base contract with no optional riders     102.68     149.93     189.78     276.85          22.68      69.93     119.78     256.85
   optional MAV                              104.22     154.55     197.51     292.33          24.22      74.55     127.51     272.33
   optional EEB                              105.76     159.16     205.19     307.58          25.76      79.16     135.19     287.58
   optional EEP                              106.78     162.23     210.28     317.62          26.78      82.23     140.28     297.62
   optional MAV and EEB                      107.30     163.76     212.82     322.60          27.30      83.76     142.82     302.60
   optional MAV and EEP                      108.32     166.82     217.88     332.50          28.32      86.82     147.88     312.50
Wanger U.S. Small Cap
   base contract with no optional riders      98.48     137.21     168.42     233.35          18.48      57.21      98.42     213.35
   optional MAV                              100.02     141.87     176.28     249.47          20.02      61.87     106.28     229.47
   optional EEB                              101.56     146.52     184.09     265.35          21.56      66.52     114.09     245.35
   optional EEP                              102.58     149.62     189.27     275.81          22.58      69.62     119.27     255.81
   optional MAV and EEB                      103.09     151.16     191.85     281.00          23.09      71.16     121.85     261.00
   optional MAV and EEP                      104.12     154.24     197.00     291.30          24.12      74.24     127.00     271.30
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders      98.48     137.21     168.42     233.35          18.48      57.21      98.42     213.35
   optional MAV                              100.02     141.87     176.28     249.47          20.02      61.87     106.28     229.47
   optional EEB                              101.56     146.52     184.09     265.35          21.56      66.52     114.09     245.35
   optional EEP                              102.58     149.62     189.27     275.81          22.58      69.62     119.27     255.81
   optional MAV and EEB                      103.09     151.16     191.85     281.00          23.09      71.16     121.85     261.00
   optional MAV and EEP                      104.12     154.24     197.00     291.30          24.12      74.24     127.00     271.30


----------------------------------------------------------------------
27  PROSPECTUS -- AUG. 9, 2001



You would pay the following expenses on a $1,000 investment in a qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Wells Fargo VT International Equity Fund
   base contract with no optional riders   $ 98.48    $137.21    $168.42    $233.35          $18.48     $57.21    $ 98.42    $213.35
   optional MAV                             100.02     141.87     176.28     249.47           20.02      61.87     106.28     229.47
   optional EEB                             101.56     146.52     184.09     265.35           21.56      66.52     114.09     245.35
   optional EEP                             102.58     149.62     189.27     275.81           22.58      69.62     119.27     255.81
   optional MAV and EEB                     103.09     151.16     191.85     281.00           23.09      71.16     121.85     261.00
   optional MAV and EEP                     104.12     154.24     197.00     291.30           24.12      74.24     127.00     271.30
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders    100.53     143.43     178.88     254.79           20.53      63.43     108.88     234.79
   optional MAV                             102.07     148.07     186.68     270.59           22.07      68.07     116.68     250.59
   optional EEB                             103.61     152.70     194.43     286.16           23.61      72.70     124.43     266.16
   optional EEP                             104.63     155.78     199.56     296.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                     105.14     157.32     202.12     301.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                     106.17     160.39     207.23     311.61           26.17      80.39     137.23     291.61


----------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders   $ 90.02    $131.87    $156.28    $229.47          $20.02    $ 61.87    $106.28    $229.47
   optional MAV                              91.56     136.52     164.09     245.35           21.56      66.52     114.09     245.35
   optional EEB                              93.09     141.16     171.85     261.00           23.09      71.16     121.85     261.00
   optional EEP                              94.12     144.24     177.00     271.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                      94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                      95.66     148.86     184.68     286.57           25.66      78.86     134.68     286.57
AXP(R) VP - Bond Fund
   base contract with no optional riders     88.38     126.90     147.89     212.27           18.38      56.90      97.89     212.27
   optional MAV                              89.92     131.56     155.75     228.40           19.92      61.56     105.75     228.40
   optional EEB                              91.45     136.21     163.57     244.30           21.45      66.21     113.57     244.30
   optional EEP                              92.48     139.31     168.75     254.77           22.48      69.31     118.75     254.77
   optional MAV and EEB                      92.99     140.85     171.33     259.96           22.99      70.85     121.33     259.96
   optional MAV and EEP                      94.02     143.94     176.48     270.28           24.02      73.94     126.48     270.28
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders     88.17     126.27     146.84     210.10           18.17      56.27      96.84     210.10
   optional MAV                              89.71     130.94     154.71     226.26           19.71      60.94     104.71     226.26
   optional EEB                              91.25     135.60     162.53     242.19           21.25      65.60     112.53     242.19
   optional EEP                              92.27     138.69     167.72     252.68           22.27      68.69     117.72     252.68
   optional MAV and EEB                      92.79     140.23     170.30     257.89           22.79      70.23     120.30     257.89
   optional MAV and EEP                      93.81     143.32     175.46     268.22           23.81      73.32     125.46     268.22
AXP(R) VP - Cash Management Fund
   base contract with no optional riders     87.25     123.47     142.09     200.28           17.25      53.47      92.09     200.28
   optional MAV                              88.79     128.14     149.99     216.59           18.79      58.14      99.99     216.59
   optional EEB                              90.33     132.80     157.84     232.66           20.33      62.80     107.84     232.66
   optional EEP                              91.35     135.90     163.05     243.25           21.35      65.90     113.05     243.25
   optional MAV and EEB                      91.86     137.45     165.64     248.50           21.86      67.45     115.64     248.50
   optional MAV and EEP                      92.89     140.54     170.82     258.02           22.89      70.54     120.82     258.92
AXP(R) VP - Diversified
Equity Income Fund
   base contract with no optional riders     90.02     131.87     156.28     229.47           20.02      61.87     106.28     229.47
   optional MAV                              91.56     136.52     164.09     245.35           21.56      66.52     114.09     245.35
   optional EEB                              93.09     141.16     171.85     261.00           23.09      71.16     121.85     261.00
   optional EEP                              94.12     144.24     177.00     271.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                      94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                      95.66     148.86     184.68     286.57           25.66      78.86     134.68     286.57
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders     97.60     154.68     194.34     305.58           27.60      84.68     144.34     305.58
   optional MAV                              99.14     159.26     201.91     320.34           29.14      89.26     151.91     320.34
   optional EEB                             100.68     163.82     209.43     334.88           30.68      93.82     159.43     334.88
   optional EEP                             101.70     166.86     214.42     344.45           31.70      96.86     164.42     344.45
   optional MAV and EEB                     102.22     168.38     216.91     349.20           32.22      98.38     166.91     349.20
   optional MAV and EEP                     103.24     171.40     221.87     358.63           33.24     101.40     171.87     358.63


----------------------------------------------------------------------
29   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years

AXP(R) VP - Equity Select Fund
   base contract with no optional riders  $ 91.56    $136.52    $164.09    $245.35           $21.56     $66.52    $114.09    $245.35
   optional MAV                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEB                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional EEP                             95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEB                     96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional MAV and EEP                     97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61
AXP(R) VP - Extra Income Fund
   base contract with no optional riders    88.69     127.83     149.47     215.51            18.69      57.83      99.47     215.51
   optional MAV                             90.22     132.49     157.32     231.60            20.22      62.49     107.32     231.60
   optional EEB                             91.76     137.14     165.12     247.45            21.76      67.14     115.12     247.45
   optional EEP                             92.79     140.23     170.30     257.89            22.79      70.23     120.30     257.89
   optional MAV and EEB                     93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
   optional MAV and EEP                     94.32     144.86     178.02     273.35            24.32      74.86     128.02     273.35
AXP(R) VP - Federal Income Fund
   base contract with no optional riders    89.20     129.39     152.09     220.90            19.20      59.39     102.09     220.90
   optional MAV                             90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional EEB                             92.27     138.69     167.72     252.68            22.27      68.69     117.72     252.68
   optional EEP                             93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
   optional MAV and EEB                     93.81     143.32     175.46     268.22            23.81      73.32     125.46     268.22
   optional MAV and EEP                     94.84     146.40     180.59     278.45            24.84      76.40     130.59     278.45
AXP(R) VP - Global Bond Fund
   base contract with no optional riders    91.25     135.60     162.53     242.19            21.25      65.60     112.53     242.19
   optional MAV                             92.79     140.23     170.30     257.89            22.79      70.23     120.30     257.89
   optional EEB                             94.32     144.86     178.02     273.35            24.32      74.86     128.02     273.35
   optional EEP                             95.35     147.93     183.15     283.53            25.35      77.93     133.15     283.53
   optional MAV and EEB                     95.86     149.47     185.70     288.59            25.86      79.47     135.70     288.59
   optional MAV and EEP                     96.89     152.54     190.79     298.62            26.89      82.54     140.79     298.62
AXP(R) VP - Growth Fund
   base contract with no optional riders    90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional MAV                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEB                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEP                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEB                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional MAV and EEP                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
AXP(R) VP - International Fund
   base contract with no optional riders    90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional MAV                             92.27     138.69     167.72     252.68            22.27      68.69     117.72     252.68
   optional EEB                             93.81     143.32     175.46     268.22            23.81      73.32     125.46     268.22
   optional EEP                             94.84     146.40     180.59     278.45            24.84      76.40     130.59     278.45
   optional MAV and EEB                     95.35     147.93     183.15     283.53            25.35      77.93     133.15     283.53
   optional MAV and EEP                     96.37     151.00     188.25     293.61            26.37      81.00     138.25     293.61


----------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY



You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)
                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years


AXP(R) VP - Managed Fund
   base contract with no optional riders  $ 87.97    $125.65    $145.78    $207.92           $17.97     $55.65    $ 95.78    $207.92
   optional MAV                             89.51     130.32     153.66     224.12            19.51      60.32     103.66     224.12
   optional EEB                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEP                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional MAV and EEB                     92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV and EEP                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders    88.28     126.58     147.36     211.18            18.28      56.58      97.36     211.18
   optional MAV                             89.81     131.25     155.23     227.33            19.81      61.25     105.23     227.33
   optional EEB                             91.35     135.90     163.05     243.25            21.35      65.90     113.05     243.25
   optional EEP                             92.38     139.00     168.23     253.72            22.38      69.00     118.23     253.72
   optional MAV and EEB                     92.89     140.54     170.82     258.92            22.89      70.54     120.82     258.92
   optional MAV and EEP                     93.91     143.63     175.97     269.25            23.91      73.63     125.97     269.25
AXP(R) VP - Partners Small
Cap Value Fund
   base contract with no optional riders    95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV                             97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61
   optional EEB                             98.73     158.04     199.90     316.43            28.73      88.04     149.90     316.43
   optional EEP                             99.76     161.09     204.93     326.18            29.76      91.09     154.93     326.18
   optional MAV and EEB                    100.27     162.61     207.43     331.02            30.27      92.61     157.43     331.02
   optional MAV and EEP                    101.29     165.65     212.43     340.63            31.29      95.65     162.43     340.63
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders    85.20     117.21     131.48     178.16            15.20      47.21      81.48     178.16
   optional MAV                             86.74     121.90     139.45     194.79            16.74      51.90      89.45     194.79
   optional EEB                             88.28     126.58     147.36     211.18            18.28      56.58      97.36     211.18
   optional EEP                             89.30     129.70     152.61     221.98            19.30      59.70     102.61     221.98
   optional MAV and EEB                     89.81     131.25     155.23     227.33            19.81      61.25     105.23     227.33
   optional MAV and EEP                     90.84     134.36     160.45     237.97            20.84      64.36     110.45     237.97
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders    92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional MAV                             94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
   optional EEB                             95.55     148.55     184.17     285.56            25.55      78.55     134.17     285.56
   optional EEP                             96.58     151.62     189.26     295.62            26.58      81.62     139.26     295.62
   optional MAV and EEB                     97.09     153.15     191.80     300.61            27.09      83.15     141.80     300.61
   optional MAV and EEP                     98.12     156.21     196.87     310.53            28.12      86.21     146.87     310.53
AXP(R) VP - Stock Fund
   base contract with no optional riders    91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional MAV                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEB                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional EEP                             95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEB                     96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional MAV and EEP                     97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61


----------------------------------------------------------------------
31   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years


AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders   $ 88.17    $126.27    $146.84    $210.10          $18.17    $ 56.27    $ 96.84    $210.10
   optional MAV                              89.71     130.94     154.71     226.26           19.71      60.94     104.71     226.26
   optional EEB                              91.25     135.60     162.53     242.19           21.25      65.60     112.53     242.19
   optional EEP                              92.27     138.69     167.72     252.68           22.27      68.69     117.72     252.68
   optional MAV and EEB                      92.79     140.23     170.30     257.89           22.79      70.23     120.30     257.89
   optional MAV and EEP                      93.81     143.32     175.46     268.22           23.81      73.32     125.46     268.22
AIM V. I. Capital Appreciation Fund,
Series II
   base contract with no optional riders     91.25     135.60     162.53     242.19           21.25      65.60     112.53     242.19
   optional MAV                              92.79     140.23     170.30     257.89           22.79      70.23     120.30     257.89
   optional EEB                              94.32     144.86     178.02     273.35           24.32      74.86     128.02     273.35
   optional EEP                              95.35     147.93     183.15     283.53           25.35      77.93     133.15     283.53
   optional MAV and EEB                      95.86     149.47     185.70     288.59           25.86      79.47     135.70     288.59
   optional MAV and EEP                      96.89     152.54     190.79     298.62           26.89      82.54     140.79     298.62
AIM V.I. Capital Development Fund
Series II
   base contract                             94.94     146.71     181.10     279.47           24.94      76.71     131.10     279.47
   optional MAV                              96.48     151.31     188.76     294.62           26.48      81.31     138.76     294.62
   optional EEB                              98.01     155.90     196.36     309.54           28.01      85.90     146.36     309.54
   optional EEP                              99.04     158.95     201.41     319.36           29.04      88.95     151.41     319.36
   optional MAV and EEB                      99.55     160.48     203.92     324.24           29.55      90.48     153.92     324.24
   optional MAV and EEP                     100.58     163.52     208.93     333.92           30.58      93.52     158.93     333.92
Alliance VP AllianceBernstein
International Value Portfolio (Class B)
   base contract with no optional riders     92.58     139.62     169.27     255.81           22.58      69.62     119.27     255.81
   optional MAV                              94.12     144.24     177.00     271.30           24.12      74.24     127.00     271.30
   optional EEB                              95.66     148.86     184.68     286.57           25.66      78.86     134.68     286.57
   optional EEP                              96.68     151.92     189.77     296.62           26.68      81.92     139.77     296.62
   optional MAV and EEB                      97.19     153.45     192.31     301.61           27.19      83.45     142.31     301.61
   optional MAV and EEP                      98.22     156.51     197.37     311.51           28.22      86.51     147.37     311.51
Alliance VP Growth & Income Portfolio
(Class B)
   base contract with no optional riders     90.02     131.87     156.28     229.47           20.02      61.87     106.28     229.47
   optional MAV                              91.56     136.52     164.09     245.35           21.56      66.52     114.09     245.35
   optional EEB                              93.09     141.16     171.85     261.00           23.09      71.16     121.85     261.00
   optional EEP                              94.12     144.24     177.00     271.30           24.12      74.24     127.00     271.30
   optional MAV and EEB                      94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEP                      95.66     148.86     184.68     286.57           25.66      78.86     134.68     286.57
American Century VP International,
Class II
   base contract with no optional riders     97.19     153.45     192.31     301.61           27.19      83.45     142.31     301.61
   optional MAV                              98.73     158.04     199.90     316.43           28.73      88.04     149.90     316.43
   optional EEB                             100.27     162.61     207.43     331.02           30.27      92.61     157.43     331.02
   optional EEP                             101.29     165.65     212.43     340.63           31.29      95.65     162.43     340.63
   optional MAV and EEB                     101.81     167.16     214.92     345.40           31.81      97.16     164.92     345.40
   optional MAV and EEP                     102.83     170.19     219.89     354.87           32.83     100.19     169.89     354.87


----------------------------------------------------------------------
32   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years


American Century VP Value, Class II
   base contract with no optional riders   $92.07    $138.07    $166.68    $250.59           $22.07     $68.07    $116.68    $250.59
   optional MAV                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional EEB                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional EEP                             96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional MAV and EEB                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
   optional MAV and EEP                     97.71     154.98     194.84     306.57            27.71      84.98     144.84     306.57
Calvert Variable Series, Inc.
Social Balanced Portfolio
   base contract with no optional riders    89.10     129.08     151.57     219.83            19.10      59.08     101.57     219.83
   optional MAV                             90.63     133.74     159.41     235.85            20.63      63.74     109.41     235.85
   optional EEB                             92.17     138.38     167.20     251.64            22.17      68.38     117.20     251.64
   optional EEP                             93.20     141.47     172.37     262.03            23.20      71.47     122.37     262.03
   optional MAV and EEB                     93.71     143.01     174.94     267.19            23.71      73.01     124.94     267.19
   optional MAV and EEP                     94.73     146.09     180.08     277.44            24.73      76.09     130.08     277.44
Evergreen VA Capital Growth Fund,
Class L Shares
   base contract with no optional riders    91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional MAV                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEB                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional EEP                             95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEB                     96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional MAV and EEP                     97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61
Fidelity VIP III Growth & Income Portfolio
(Service Class 2)
   base contract with no optional riders    88.99     128.76     151.04     218.75            18.99      58.76     101.04     218.75
   optional MAV                             90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional EEB                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEP                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEB                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEP                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
Fidelity VIP III Mid Cap Portfolio
(Service Class 2)
   base contract with no optional riders    90.43     133.11     158.36     233.73            20.43      63.11     108.36     233.73
   optional MAV                             91.97     137.76     166.16     249.54            21.97      67.76     116.16     249.54
   optional EEB                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional EEP                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional MAV and EEB                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49
   optional MAV and EEP                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
Fidelity VIP Overseas Portfolio
(Service Class 2)
   base contract with no optional riders    92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional MAV                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional EEB                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional EEP                             96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional MAV and EEB                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
   optional MAV and EEP                     97.71     154.98     194.84     306.57            27.71      84.98     144.84     306.57



----------------------------------------------------------------------
33   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years


FTVIPT Franklin Real Estate Fund -
Class 2
   base contract with no optional riders   $88.99    $128.76    $151.04    $218.75           $18.99     $58.76    $101.04    $218.75
   optional MAV                             90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional EEB                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEP                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEB                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEP                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
FTVIPT Franklin Value Securities Fund -
Class 2
   base contract with no optional riders    91.45     136.21     163.57     244.30            21.45      66.21     113.57     244.30
   optional MAV                             92.99     140.85     171.33     259.96            22.99      70.85     121.33     259.96
   optional EEB                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional EEP                             95.55     148.55     184.17     285.56            25.55      78.55     134.17     285.56
   optional MAV and EEB                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
   optional MAV and EEP                     97.09     153.15     191.80     300.61            27.09      83.15     141.80     300.61
FTVIPT Mutual Shares Securities Fund -
Class 2
   base contract with no optional riders    91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEB                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional EEP                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional MAV and EEB                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEP                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
Goldman Sachs VIT CORE(SM)
U.S. Equity Fund
   base contract with no optional riders    89.51     130.32     153.66     224.12            19.51      60.32     103.66     224.12
   optional MAV                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEB                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEP                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEB                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEP                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders    91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEB                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional EEP                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional MAV and EEB                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEP                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
INVESCO VIF - Dynamics Fund
   base contract with no optional riders    91.45     136.21     163.57     244.30            21.45      66.21     113.57     244.30
   optional MAV                             92.99     140.85     171.33     259.96            22.99      70.85     121.33     259.96
   optional EEB                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional EEP                             95.55     148.55     184.17     285.56            25.55      78.55     134.17     285.56
   optional MAV and EEB                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
   optional MAV and EEP                     97.09     153.15     191.80     300.61            27.09      83.15     141.80     300.61


----------------------------------------------------------------------
34   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years


INVESCO VIF - Financial Services Fund
   base contract with no optional riders   $91.45    $136.21    $163.57    $244.30           $21.45     $66.21    $113.57    $244.30
   optional MAV                             92.99     140.85     171.33     259.96            22.99      70.85     121.33     259.96
   optional EEB                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional EEP                             95.55     148.55     184.17     285.56            25.55      78.55     134.17     285.56
   optional MAV and EEB                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
   optional MAV and EEP                     97.09     153.15     191.80     300.61            27.09      83.15     141.80     300.61
INVESCO VIF - Technology Fund
   base contract with no optional riders    90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional MAV                             92.27     138.69     167.72     252.68            22.27      68.69     117.72     252.68
   optional EEB                             93.81     143.32     175.46     268.22            23.81      73.32     125.46     268.22
   optional EEP                             94.84     146.40     180.59     278.45            24.84      76.40     130.59     278.45
   optional MAV and EEB                     95.35     147.93     183.15     283.53            25.35      77.93     133.15     283.53
   optional MAV and EEP                     96.37     151.00     188.25     293.61            26.37      81.00     138.25     293.61
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders    91.15     135.29     162.01     241.14            21.15      65.29     112.01     241.14
   optional MAV                             92.68     139.93     169.78     256.85            22.68      69.93     119.78     256.85
   optional EEB                             94.22     144.55     177.51     272.33            24.22      74.55     127.51     272.33
   optional EEP                             95.25     147.63     182.63     282.52            25.25      77.63     132.63     282.52
   optional MAV and EEB                     95.76     149.16     185.19     287.58            25.76      79.16     135.19     287.58
   optional MAV and EEP                     96.78     152.23     190.28     297.62            26.78      82.23     140.28     297.62
Janus Aspen Series Global
Technology Portfolio: Service Shares
   base contract with no optional riders    89.92     131.56     155.75     228.40            19.92      61.56     105.75     228.40
   optional MAV                             91.45     136.21     163.57     244.30            21.45      66.21     113.57     244.30
   optional EEB                             92.99     140.85     171.33     259.96            22.99      70.85     121.33     259.96
   optional EEP                             94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
   optional MAV and EEB                     94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional MAV and EEP                     95.55     148.55     184.17     285.56            25.55      78.55     134.17     285.56
Janus Aspen Series International
Growth Portfolio: Service Shares
   base contract with no optional riders    90.12     132.18     156.80     230.53            20.12      62.18     106.80     230.53
   optional MAV                             91.66     136.83     164.61     246.40            21.66      66.83     114.61     246.40
   optional EEB                             93.20     141.47     172.37     262.03            23.20      71.47     122.37     262.03
   optional EEP                             94.22     144.55     177.51     272.33            24.22      74.55     127.51     272.33
   optional MAV and EEB                     94.73     146.09     180.08     277.44            24.73      76.09     130.08     277.44
   optional MAV and EEP                     95.76     149.16     185.19     287.58            25.76      79.16     135.19     287.58
Lazard Retirement Series International
Equity Portfolio
   base contract with no optional riders    93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional EEB                             96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
   optional EEP                             97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61
   optional MAV and EEB                     97.71     154.98     194.84     306.57            27.71      84.98     144.84     306.57
   optional MAV and EEP                     98.73     158.04     199.90     316.43            28.73      88.04     149.90     316.43


----------------------------------------------------------------------
35   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years


MFS(R) Investors Growth Stock Series -
Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders   $ 91.66    $136.83    $164.61    $246.40          $21.66    $ 66.83    $114.61    $246.40
   optional MAV                              93.20     141.47     172.37     262.03           23.20      71.47     122.37     262.03
   optional EEB                              94.73     146.09     180.08     277.44           24.73      76.09     130.08     277.44
   optional EEP                              95.76     149.16     185.19     287.58           25.76      79.16     135.19     287.58
   optional MAV and EEB                      96.27     150.70     187.74     292.61           26.27      80.70     137.74     292.61
   optional MAV and EEP                      97.30     153.76     192.82     302.60           27.30      83.76     142.82     302.60
MFS(R) New Discovery Series -
Service Class
   base contract with no optional riders     93.20     141.47     172.37     262.03           23.20      71.47     122.37     262.03
   optional MAV                              94.73     146.09     180.08     277.44           24.73      76.09     130.08     277.44
   optional EEB                              96.27     150.70     187.74     292.61           26.27      80.70     137.74     292.61
   optional EEP                              97.30     153.76     192.82     302.60           27.30      83.76     142.82     302.60
   optional MAV and EEB                      97.81     155.29     195.35     307.56           27.81      85.29     145.35     307.56
   optional MAV and EEP                      98.83     158.34     200.40     317.41           28.83      88.34     150.40     317.41
MFS(R) Utilities Series - Service Class
   base contract with no optional riders     91.66     136.83     164.61     246.40           21.66      66.83     114.61     246.40
   optional MAV                              93.20     141.47     172.37     262.03           23.20      71.47     122.37     262.03
   optional EEB                              94.73     146.09     180.08     277.44           24.73      76.09     130.08     277.44
   optional EEP                              95.76     149.16     185.19     287.58           25.76      79.16     135.19     287.58
   optional MAV and EEB                      96.27     150.70     187.74     292.61           26.27      80.70     137.74     292.61
   optional MAV and EEP                      97.30     153.76     192.82     302.60           27.30      83.76     142.82     302.60
Pioneer Equity-Income VCT Portfolio -
Class II Shares
   base contract with no optional riders     90.12     132.18     156.80     230.53           20.12      62.18     106.80     230.53
   optional MAV                              91.66     136.83     164.61     246.40           21.66      66.83     114.61     246.40
   optional EEB                              93.20     141.47     172.37     262.03           23.20      71.47     122.37     262.03
   optional EEP                              94.22     144.55     177.51     272.33           24.22      74.55     127.51     272.33
   optional MAV and EEB                      94.73     146.09     180.08     277.44           24.73      76.09     130.08     277.44
   optional MAV and EEP                      95.76     149.16     185.19     287.58           25.76      79.16     135.19     287.58
Pioneer Europe VCT Portfolio -
Class II Shares
   base contract with no optional riders     97.71     154.98     194.84     306.57           27.71      84.98     144.84     306.57
   optional MAV                              99.24     159.56     202.41     321.32           29.24      89.56     152.41     321.32
   optional EEB                             100.78     164.13     209.93     335.84           30.78      94.13     159.93     335.84
   optional EEP                             101.81     167.16     214.92     345.40           31.81      97.16     164.92     345.40
   optional MAV and EEB                     102.32     168.68     217.41     350.15           32.32      98.68     167.41     350.15
   optional MAV and EEP                     103.34     171.71     222.36     359.57           33.34     101.71     172.36     359.57
Putnam VT Health Sciences Fund:
Class IB Shares
   base contract with no optional riders     90.94     134.67     160.97     239.02           20.94      64.67     110.97     239.02
   optional MAV                              92.48     139.31     168.75     254.77           22.48      69.31     118.75     254.77
   optional EEB                              94.02     143.94     176.48     270.28           24.02      73.94     126.48     270.28
   optional EEP                              95.04     147.01     181.61     280.49           25.04      77.01     131.61     280.49
   optional MAV and EEB                      95.55     148.55     184.17     285.56           25.55      78.55     134.17     285.56
   optional MAV and EEP                      96.58     151.62     189.26     295.62           26.58      81.62     139.26     295.62


----------------------------------------------------------------------
36   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                   no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years   5 years   10 years

Putnam VT International Growth Fund:
Class IB Shares
   base contract with no optional riders   $ 92.48    $139.31    $168.75    $254.77          $22.48     $69.31    $118.75    $254.77
   optional MAV                              94.02     143.94     176.48     270.28           24.02      73.94     126.48     270.28
   optional EEB                              95.55     148.55     184.17     285.56           25.55      78.55     134.17     285.56
   optional EEP                              96.58     151.62     189.26     295.62           26.58      81.62     139.26     295.62
   optional MAV and EEB                      97.09     153.15     191.80     300.61           27.09      83.15     141.80     300.61
   optional MAV and EEP                      98.12     156.21     196.87     310.53           28.12      86.21     146.87     310.53
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders     89.71     130.94     154.71     226.26           19.71      60.94     104.71     226.26
   optional MAV                              91.25     135.60     162.53     242.19           21.25      65.60     112.53     242.19
   optional EEB                              92.79     140.23     170.30     257.89           22.79      70.23     120.30     257.89
   optional EEP                              93.81     143.32     175.46     268.22           23.81      73.32     125.46     268.22
   optional MAV and EEB                      94.32     144.86     178.02     273.35           24.32      74.86     128.02     273.35
   optional MAV and EEP                      95.35     147.93     183.15     283.53           25.35      77.93     133.15     283.53
Strong Opportunity Fund II -
Advisor Class
   base contract with no optional riders     93.09     141.16     171.85     261.00           23.09      71.16     121.85     261.00
   optional MAV                              94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional EEB                              96.17     150.39     187.23     291.61           26.17      80.39     137.23     291.61
   optional EEP                              97.19     153.45     192.31     301.61           27.19      83.45     142.31     301.61
   optional MAV and EEB                      97.71     154.98     194.84     306.57           27.71      84.98     144.84     306.57
   optional MAV and EEP                      98.73     158.04     199.90     316.43           28.73      88.04     149.90     316.43
Wanger International Small Cap
   base contract with no optional riders     94.73     146.09     180.08     277.44           24.73      76.09     130.08     277.44
   optional MAV                              96.27     150.70     187.74     292.61           26.27      80.70     137.74     292.61
   optional EEB                              97.81     155.29     195.35     307.56           27.81      85.29     145.35     307.56
   optional EEP                              98.83     158.34     200.40     317.41           28.83      88.34     150.40     317.41
   optional MAV and EEB                      99.35     159.87     202.92     322.29           29.35      89.87     152.92     322.29
   optional MAV and EEP                     100.37     162.91     207.93     331.99           30.37      92.91     157.93     331.99
Wanger U.S. Small Cap
   base contract with no optional riders     90.53     133.43     158.88     234.79           20.53      63.43     108.88     234.79
   optional MAV                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional EEB                              93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
   optional EEP                              94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                      95.14     147.32     182.12     281.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                      96.17     150.39     187.23     291.61           26.17      80.39     137.23     291.61
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders     90.53     133.43     158.88     234.79           20.53      63.43     108.88     234.79
   optional MAV                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional EEB                              93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
   optional EEP                              94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                      95.14     147.32     182.12     281.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                      96.17     150.39     187.23     291.61           26.17      80.39     137.23     291.61


----------------------------------------------------------------------
37   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                   no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years   5 years   10 years


Wells Fargo VT International Equity Fund
   base contract with no optional riders   $90.53    $133.43    $158.88    $234.79           $20.53     $63.43    $108.88    $234.79
   optional MAV                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEB                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional EEP                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional MAV and EEB                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional MAV and EEP                     96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders    92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional EEB                             95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional EEP                             96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
   optional MAV and EEB                     97.19     153.45     192.31     301.61            27.19      83.45     142.31     301.61
   optional MAV and EEP                     98.22     156.51     197.37     311.51            28.22      86.51     147.37     311.51


----------------------------------------------------------------------
38   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years  5 years    10 years


AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders   $ 87.97    $125.65    $145.78    $207.92          $17.97     $55.65    $ 95.78    $207.92
   optional MAV                              89.51     130.32     153.66     224.12           19.51      60.32     103.66     224.12
   optional EEB                              91.04     134.98     161.49     240.08           21.04      64.98     111.49     240.08
   optional EEP                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                      92.58     139.62     169.27     255.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                      93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
AXP(R) VP - Bond Fund
   base contract with no optional riders     86.33     120.65     137.33     190.38           16.33      50.65      87.33     190.38
   optional MAV                              87.87     125.34     145.26     206.84           17.87      55.34      95.26     206.84
   optional EEB                              89.40     130.01     153.14     223.05           19.40      60.01     103.14     223.05
   optional EEP                              90.43     133.11     158.36     233.73           20.43      63.11     108.36     233.73
   optional MAV and EEB                      90.94     134.67     160.97     239.02           20.94      64.67     110.97     239.02
   optional MAV and EEP                      91.97     137.76     166.16     249.54           21.97      67.76     116.16     249.54
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders     86.12     120.03     136.27     188.17           16.12      50.03      86.27     188.17
   optional MAV                              87.66     124.71     144.20     204.66           17.66      54.71      94.20     204.66
   optional EEB                              89.20     129.39     152.09     220.90           19.20      59.39     102.09     220.90
   optional EEP                              90.22     132.49     157.32     231.60           20.22      64.49     107.32     231.60
   optional MAV and EEB                      90.74     134.05     159.93     236.91           20.74      64.05     109.93     236.91
   optional MAV and EEP                      91.76     137.14     165.12     247.45           21.76      67.14     115.12     247.45
AXP(R) VP - Cash Management Fund
   base contract with no optional riders     85.20     117.21     131.48     178.16           15.20      47.21      81.48     178.16
   optional MAV                              86.74     121.90     139.45     194.79           16.74      51.90      89.45     194.79
   optional EEB                              88.28     126.58     147.36     211.18           18.28      56.58      97.36     211.18
   optional EEP                              89.30     129.70     152.61     221.98           19.30      59.70     102.61     221.98
   optional MAV and EEB                      89.81     131.25     155.23     227.33           19.81      61.25     105.23     227.33
   optional MAV and EEP                      90.84     134.36     160.45     237.97           20.84      64.36     110.45     237.97
AXP(R) VP - Diversified Equity
Income Fund
   base contract with no optional riders     87.97     125.65     145.78     207.92           17.97      55.65      95.78     207.92
   optional MAV                              89.51     130.32     153.66     224.12           19.51      60.32     103.66     224.12
   optional EEB                              91.04     134.98     161.49     240.08           21.04      64.98     111.49     240.08
   optional EEP                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                      92.58     139.62     169.27     255.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                      93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders     95.55     148.55     184.17     285.56           25.55      78.55     134.17     285.56
   optional MAV                              97.09     153.15     191.80     300.61           27.09      83.15     141.80     300.61
   optional EEB                              98.63     157.73     199.39     315.44           28.63      87.73     149.39     315.44
   optional EEP                              99.65     160.78     204.42     325.21           29.65      90.78     154.42     325.21
   optional MAV and EEB                     100.17     162.30     206.93     330.06           30.17      92.30     156.93     330.06
   optional MAV and EEP                     101.19     165.34     211.93     339.68           31.19      95.34     161.93     339.68


----------------------------------------------------------------------
39   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years

AXP(R) VP - Equity Select Fund
   base contract with no optional riders   $89.51    $130.32    $153.66    $224.12           $19.51     $60.32    $103.66    $224.12
   optional MAV                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEB                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEP                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEB                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEP                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
AXP(R) VP - Extra Income Fund
   base contract with no optional riders    86.64     121.59     138.92     193.69            16.64      51.59      88.92     193.69
   optional MAV                             88.17     126.27     146.84     210.10            18.17      56.27      96.84     210.10
   optional EEB                             89.71     130.94     154.71     226.26            19.71      60.94     104.71     226.26
   optional EEP                             90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional MAV and EEB                     91.25     135.60     162.53     242.19            21.25      65.60     112.53     242.19
   optional MAV and EEP                     92.27     138.69     167.72     252.68            22.27      68.68     117.72     252.68
AXP(R) VP - Federal Income Fund
   base contract with no optional riders    87.15     123.15     141.56     199.19            17.15      53.15      91.56     199.19
   optional MAV                             88.69     127.83     149.47     215.51            18.69      57.83      99.47     215.51
   optional EEB                             90.22     132.49     157.32     231.60            20.22      62.49     107.32     231.60
   optional EEP                             91.25     135.60     162.53     242.19            21.25      65.60     112.53     242.19
   optional MAV and EEB                     91.76     137.14     165.12     247.45            21.76      67.14     115.12     247.45
   optional MAV and EEP                     92.79     140.23     170.30     257.89            22.79      70.23     120.30     257.89
AXP(R) VP - Global Bond Fund
   base contract with no optional riders    89.20     129.39     152.09     220.90            19.20      59.39     102.09     220.90
   optional MAV                             90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional EEB                             92.27     138.69     167.72     252.68            22.27      68.69     117.72     252.68
   optional EEP                             93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
   optional MAV and EEB                     93.81     143.32     175.46     268.22            23.81      73.32     125.46     268.22
   optional MAV and EEP                     94.84     146.40     180.48     278.45            24.84      76.40     130.59     278.45
AXP(R) VP - Growth Fund
   base contract with no optional riders    87.97     125.65     145.78     207.92            17.97      55.65      95.78     207.92
   optional MAV                             89.51     130.32     153.66     224.12            19.51      60.32     103.66     224.12
   optional EEB                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEP                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional MAV and EEB                     92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV and EEP                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
AXP(R) VP - International Fund
   base contract with no optional riders    88.69     127.83     149.47     215.51            18.69      57.83      99.47     215.51
   optional MAV                             90.22     132.49     157.32     231.60            20.22      62.49     107.32     231.60
   optional EEB                             91.76     137.14     165.12     247.45            21.76      67.14     115.12     247.45
   optional EEP                             92.79     140.23     170.30     257.89            22.79      70.23     120.30     257.89
   optional MAV and EEB                     93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
   optional MAV and EEP                     94.32     144.86     178.02     273.35            24.32      74.86     128.02     273.35



----------------------------------------------------------------------
40   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY



You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years

AXP(R) VP - Managed Fund
   base contract with no optional riders   $85.92    $119.40    $135.20    $185.95           $15.92     $49.40    $ 85.20    $185.95
   optional MAV                             87.46     124.09     143.15     202.47            17.46      54.09      93.15     202.47
   optional EEB                             88.99     128.76     151.04     218.75            18.99      58.76     101.04     218.75
   optional EEP                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional MAV and EEB                     90.53     133.43     158.43     234.79            20.53      63.43     108.88     234.79
   optional MAV and EEP                     91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders    86.23     120.34     136.80     189.28            16.23      50.34      86.80     189.28
   optional MAV                             87.76     125.03     144.73     205.75            17.76      55.03      94.73     205.75
   optional EEB                             89.30     129.70     152.61     221.98            19.30      59.70     102.61     221.98
   optional EEP                             90.33     132.80     157.84     232.66            20.33      62.80     107.84     232.66
   optional MAV and EEB                     90.84     134.36     160.45     237.97            20.84      64.36     110.45     237.97
   optional MAV and EEP                     91.86     137.45     165.64     248.50            21.86      67.45     115.64     248.50
AXP(R) VP - Partners Small
Cap Value Fund
   base contract with no optional riders    93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional EEB                             96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
   optional EEP                             97.71     154.98     194.84     306.57            27.71      84.98     144.84     306.57
   optional MAV and EEB                     98.22     156.51     197.37     311.51            28.22      86.51     147.37     311.51
   optional MAV and EEP                     99.24     159.56     202.41     321.32            29.24      89.56     152.41     321.32
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders    83.15     110.92     120.78     155.60            13.15      40.92      70.78     155.60
   optional MAV                             84.69     115.64     128.81     172.56            14.69      45.64      78.81     172.56
   optional EEB                             86.23     120.34     136.80     189.28            16.23      50.34      86.80     189.28
   optional EEP                             87.25     123.47     142.09     200.28            17.25      53.47      92.09     200.28
   optional MAV and EEB                     87.76     125.03     144.73     205.75            17.76      55.03      94.73     205.75
   optional MAV and EEP                     88.79     128.14     149.99     216.59            18.79      58.14      99.99     216.59
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders    90.43     133.11     158.36     233.73            20.43      63.11     108.36     233.73
   optional MAV                             91.97     137.76     166.16     249.54            21.97      67.76     116.16     249.54
   optional EEB                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional EEP                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional MAV and EEB                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49
   optional MAV and EEP                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
AXP(R) VP - Stock Fund
   base contract with no optional riders    89.51     130.32     153.66     224.12            19.51      60.32     103.66     224.12
   optional MAV                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEB                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEP                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEB                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEP                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50


----------------------------------------------------------------------
41   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                      full surrender at the                     of an annuity payout plan at the
                                                     end of each time period                         end of each time period
                                            1 year     3 years   5 years   10 years          1 year     3 years  5 years    10 years

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders   $ 86.12    $120.03    $136.27    $188.17          $16.12     $50.03    $ 86.27    $188.17
   optional MAV                              87.66     124.71     144.20     204.66           17.66      54.71      94.20     204.66
   optional EEB                              89.20     129.39     152.09     220.90           19.20      59.39     102.09     220.90
   optional EEP                              90.22     132.49     157.32     231.60           20.22      62.49     107.32     231.60
   optional MAV and EEB                      90.74     134.05     159.93     236.91           20.74      64.05     109.93     236.91
   optional MAV and EEP                      91.76     137.14     165.12     247.45           21.76      67.14     115.12     247.45
AIM V. I. Capital Appreciation Fund,
Series II
   base contract with no optional riders     89.20     129.39     152.09     220.90           19.20      59.39     102.09     220.90
   optional MAV                              90.74     134.05     159.93     236.91           20.74      64.05     109.93     236.91
   optional EEB                              92.27     138.69     167.72     252.68           22.27      68.69     117.72     252.68
   optional EEP                              93.30     141.78     172.88     263.07           23.30      71.78     122.88     263.07
   optional MAV and EEB                      93.81     143.32     175.46     268.22           23.81      73.32     125.46     268.22
   optional MAV and EEP                      94.84     146.40     180.59     278.45           24.84      76.40     130.59     278.45
AIM V.I. Capital Development Fund
Series II
   base contract                             92.89     140.54     170.82     258.92           22.89      70.54     120.82     258.92
   optional MAV                              94.43     145.17     178.54     274.37           24.43      75.17     128.54     274.37
   optional EEB                              95.96     149.78     186.21     289.59           25.96      79.78     136.21     289.59
   optional EEP                              96.99     152.84     191.30     299.62           26.99      82.84     141.30     299.62
   optional MAV and EEB                      97.50     154.37     193.83     304.59           27.50      84.37     143.83     304.59
   optional MAV and EEP                      98.53     157.43     198.89     314.46           28.53      87.43     148.89     314.46
Alliance VP AllianceBernstein
International Value Portfolio (Class B)
   base contract with no optional riders     90.53     133.43     158.88     234.79           20.53      63.43     108.88     234.79
   optional MAV                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional EEB                              93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
   optional EEP                              94.63     145.78     179.56     276.42           24.63      75.78     129.56     276.42
   optional MAV and EEB                      95.14     147.32     182.12     281.50           25.14      77.32     132.12     281.50
   optional MAV and EEP                      96.17     150.39     187.23     291.61           26.17      80.39     137.23     291.61
Alliance VP Growth & Income Portfolio
(Class B)
   base contract with no optional riders     87.97     125.65     145.78     207.92           17.97      55.65      95.78     207.92
   optional MAV                              89.51     130.32     153.66     224.12           19.51      60.32     103.66     224.12
   optional EEB                              91.04     134.98     161.49     240.08           21.04      64.98     111.49     240.08
   optional EEP                              92.07     138.07     166.68     250.59           22.07      68.07     116.68     250.59
   optional MAV and EEB                      92.58     139.62     169.27     255.81           22.58      69.62     119.27     255.81
   optional MAV and EEP                      93.61     142.70     174.43     266.16           23.61      72.70     124.43     266.16
American Century VP International,
Class II
   base contract with no optional riders     95.14     147.32     182.12     281.50           25.14      77.32     132.12     281.50
   optional MAV                              96.68     151.92     189.77     296.62           26.68      81.92     139.77     296.62
   optional EEB                              98.22     156.51     197.37     311.51           28.22      86.51     147.37     311.51
   optional EEP                              99.24     159.56     202.41     321.32           29.24      89.56     152.41     321.32
   optional MAV and EEB                      99.76     161.09     204.93     326.18           29.76      91.09     154.93     326.18
   optional MAV and EEP                     100.78     164.13     209.93     335.84           30.78      94.13     159.93     335.84


----------------------------------------------------------------------
42   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years

American Century VP Value, Class II
   base contract with no optional riders   $90.02    $131.87    $156.28    $229.47           $20.02     $61.87    $106.28    $229.47
   optional MAV                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEB                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEP                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEB                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional MAV and EEP                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
Calvert Variable Series, Inc.
Social Balanced Portfolio
   base contract with no optional riders    87.05     122.84     141.03     198.09            17.05      52.84      91.03     198.09
   optional MAV                             88.58     127.52     148.94     214.43            18.58      57.52      98.94     214.43
   optional EEB                             90.12     132.18     156.80     230.53            20.12      62.18     106.80     230.53
   optional EEP                             91.15     135.29     162.01     241.14            21.15      65.29     112.01     241.14
   optional MAV and EEB                     91.66     136.83     164.61     246.40            21.66      66.83     114.61     246.40
   optional MAV and EEP                     92.68     139.93     169.78     256.85            22.68      69.93     119.78     256.85
Evergreen VA Capital Growth Fund,
Class L Shares
   base contract with no optional riders    89.51     130.32     153.66     224.12            19.51      60.32     103.66     224.12
   optional MAV                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional EEB                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEP                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEB                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEP                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
Fidelity VIP III Growth & Income Portfolio
(Service Class 2)
   base contract with no optional riders    86.94     122.53     140.51     196.99            16.94      52.53      90.51     196.99
   optional MAV                             88.48     127.21     148.42     213.35            18.48      57.21      98.42     213.35
   optional EEB                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional EEP                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV and EEB                     91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional MAV and EEP                     92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
Fidelity VIP III Mid Cap Portfolio
(Service Class 2)
   base contract with no optional riders    88.38     126.90     147.89     212.27            18.38      56.90      97.89     212.27
   optional MAV                             89.92     131.56     155.75     228.40            19.92      61.56     105.75     228.40
   optional EEB                             91.45     136.21     163.57     244.30            21.45      66.21     113.57     244.30
   optional EEP                             92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional MAV and EEB                     92.99     140.85     171.33     259.96            22.99      70.85     121.33     259.96
   optional MAV and EEP                     94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
Fidelity VIP Overseas Portfolio
(Service Class 2)
   base contract with no optional riders    90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional MAV                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEB                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional EEP                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional MAV and EEB                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional MAV and EEP                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57


----------------------------------------------------------------------
43   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years

FTVIPT Franklin Real Estate Fund -
Class 2
   base contract with no optional riders   $86.94    $122.53    $140.51    $196.99           $16.94     $52.53    $ 90.51    $196.99
   optional MAV                             88.48     127.21     148.42     213.35            18.48      57.21      98.42     213.35
   optional EEB                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional EEP                             91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV and EEB                     91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional MAV and EEP                     92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
FTVIPT Franklin Value Securities Fund -
Class 2
   base contract with no optional riders    89.40     130.01     153.14     223.05            19.40      60.01     103.14     223.05
   optional MAV                             90.94     134.67     160.97     239.02            20.94      64.67     110.97     239.02
   optional EEB                             92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional EEP                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional MAV and EEB                     94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
   optional MAV and EEP                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49
FTVIPT Mutual Shares Securities Fund -
Class 2
   base contract with no optional riders    88.89     128.76     151.04     218.75            18.99      58.76     101.04     218.75
   optional MAV                             90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional EEB                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEP                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEB                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEP                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
Goldman Sachs VIT CORE(SM)
U.S. Equity Fund
   base contract with no optional riders    87.46     124.09     143.15     200.47            17.46      54.09      93.15     202.47
   optional MAV                             88.99     128.76     151.04     218.75            18.99      58.76     101.04     218.75
   optional EEB                             90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional EEP                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional MAV and EEB                     92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional MAV and EEP                     93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders    88.99     128.76     151.04     218.75            18.99      58.76     101.04     218.75
   optional MAV                             90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional EEB                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEP                             93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEB                     93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional MAV and EEP                     94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
INVESCO VIF - Dynamics Fund
   base contract with no optional riders    89.40     130.01     153.14     223.05            19.40      60.01     103.14     223.05
   optional MAV                             90.94     134.67     160.97     239.02            20.94      64.67     110.97     239.02
   optional EEB                             92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional EEP                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional MAV and EEB                     94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
   optional MAV and EEP                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49


----------------------------------------------------------------------
44   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)
                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years


INVESCO VIF - Financial Services Fund
   base contract with no optional riders   $89.40    $130.01    $153.14    $223.05           $19.40     $60.01    $103.14    $223.05
   optional MAV                             90.94     134.67     160.97     239.02            20.94      64.67     110.97     239.02
   optional EEB                             92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional EEP                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional MAV and EEB                     94.02     143.94     176.48     270.28            24.02      73.94     126.48     270.28
   optional MAV and EEP                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49
INVESCO VIF - Technology Fund
   base contract with no optional riders    88.69     127.83     149.47     215.51            18.69      57.83      99.47     215.51
   optional MAV                             90.22     132.49     157.32     231.60            20.22      62.49     107.32     231.60
   optional EEB                             91.76     137.14     165.12     247.45            21.76      67.14     115.12     247.45
   optional EEP                             92.79     140.23     170.30     257.89            22.79      70.23     120.30     257.89
   optional MAV and EEB                     93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
   optional MAV and EEP                     94.32     144.86     178.02     273.35            24.32      74.86     128.02     273.35
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders    89.10     129.08     151.57     219.83            19.10      59.08     101.57     219.83
   optional MAV                             90.63     133.74     159.41     235.85            20.63      63.74     109.41     235.85
   optional EEB                             92.17     138.38     167.20     251.64            22.17      68.38     117.20     251.64
   optional EEP                             93.20     141.47     172.37     262.03            23.20      71.47     122.37     262.03
   optional MAV and EEB                     93.71     143.01     174.94     267.19            23.71      73.01     124.94     267.19
   optional MAV and EEP                     94.73     146.09     180.08     277.44            24.73      76.09     130.08     277.44
Janus Aspen Series Global
Technology Portfolio: Service Shares
   base contract with no optional riders    87.87     125.34     145.26     206.84            17.87      55.34      95.26     206.84
   optional MAV                             89.40     130.01     153.14     223.05            19.40      60.01     103.14     223.05
   optional EEB                             90.94     134.67     160.97     239.02            20.94      64.67     110.97     239.02
   optional EEP                             91.97     137.76     166.16     249.54            21.97      67.76     116.16     249.54
   optional MAV and EEB                     92.48     139.31     168.75     254.77            22.48      69.31     118.75     254.77
   optional MAV and EEP                     93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
Janus Aspen Series International
Growth Portfolio: Service Shares
   base contract with no optional riders    88.07     125.96     146.31     209.01            18.07      55.96      96.31     209.01
   optional MAV                             89.61     130.63     154.18     225.19            19.61      60.63     104.18     225.19
   optional EEB                             91.15     135.29     162.01     241.14            21.15      65.29     112.01     241.14
   optional EEP                             92.17     138.38     167.20     251.64            22.17      68.38     117.20     251.64
   optional MAV and EEB                     92.68     139.93     169.78     256.85            22.68      69.93     119.78     256.85
   optional MAV and EEP                     93.71     143.01     174.94     267.19            23.71      73.01     124.94     267.19
Lazard Retirement Series
International Equity Portfolio
   base contract with no optional riders    91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEB                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional EEP                             95.14     147.32     182.12     281.50            25.14      77.32     132.12      81.50
   optional MAV and EEB                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEP                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62


----------------------------------------------------------------------
45   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                         full surrender at the                  of an annuity payout plan at the
                                                        end of each time period                      end of each time period
                                               1 year     3 years   5 years   10 years       1 year     3 years  5 years    10 years


MFS(R) Investors Growth Stock Series -
Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders      $ 89.61    $130.63    $154.18    $225.19       $19.61     $60.63    $104.18    $225.19
   optional MAV                                 91.15     135.29     162.01     241.14        21.15      65.29     112.01     241.14
   optional EEB                                 92.68     139.93     169.78     256.85        22.68      69.93     119.78     256.85
   optional EEP                                 93.71     143.01     174.94     267.19        23.71      73.01     124.94     267.19
   optional MAV and EEB                         94.22     144.55     177.51     272.33        24.22      74.55     127.51     272.33
   optional MAV and EEP                         95.25     147.63     182.63     282.52        25.25      77.63     132.63     282.52
MFS(R) New Discovery Series -
Service Class
   base contract with no optional riders        91.15     135.29     162.01     241.14        21.15      65.29     112.01     241.14
   optional MAV                                 92.68     139.93     169.78     265.85        22.68      69.93     119.78     256.85
   optional EEB                                 94.22     144.55     177.51     272.33        24.22      74.55     127.51     272.33
   optional EEP                                 95.25     147.63     182.63     282.52        25.25      77.63     132.63     282.52
   optional MAV and EEB                         95.76     149.16     185.19     287.58        25.76      79.16     135.19     287.58
   optional MAV and EEP                         96.78     152.23     190.28     297.62        26.78      82.23     140.28     297.62
MFS(R) Utilities Series - Service Class
   base contract with no optional riders        89.61     130.63     154.18     225.19        19.61      60.63     104.18     225.19
   optional MAV                                 91.15     135.29     162.01     241.14        21.15      65.29     112.01     241.14
   optional EEB                                 92.68     139.93     169.78     256.85        22.68      69.93     119.78     256.85
   optional EEP                                 93.71     143.01     174.94     267.19        23.71      73.01     124.94     267.19
   optional MAV and EEB                         94.22     144.55     177.51     272.33        24.22      74.55     127.51     272.33
   optional MAV and EEP                         95.25     147.63     182.63     282.52        25.25      77.63     132.63     282.52
Pioneer Equity-Income VCT Portfolio -
Class II Shares
   base contract with no optional riders        88.07     125.96     146.31     209.01        18.07      55.96      96.31     209.01
   optional MAV                                 89.61     130.63     154.18     225.19        19.61      60.63     104.18     225.19
   optional EEB                                 91.15     135.29     162.01     241.14        21.15      65.29     112.01     241.14
   optional EEP                                 92.17     138.38     167.20     251.64        22.17      68.38     117.20     251.64
   optional MAV and EEB                         92.68     139.93     169.78     256.85        22.68      69.93     119.78     256.85
   optional MAV and EEP                         93.71     143.01     178.94     267.19        23.71      73.01     124.94     267.19
Pioneer Europe VCT Portfolio -
Class II Shares
   base contract with no optional riders        95.66     148.86     184.68     286.57        25.66      78.86     134.68     286.57
   optional MAV                                 97.19     153.45     192.31     301.61        27.19      83.45     142.31     301.61
   optional EEB                                 98.73     158.04     199.90     316.43        28.73      88.04     149.90     316.43
   optional EEP                                 99.76     161.09     204.93     326.18        29.76      91.09     154.93     326.18
   optional MAV and EEB                        100.27     162.61     207.43     331.02        30.27      92.61     157.43     331.02
   optional MAV and EEP                        101.29     165.65     212.43     340.63        31.29      96.65     162.43     340.63
Putnam VT Health Sciences Fund:
Class IB Shares
   base contract with no optional riders        88.89     128.45     150.52     217.67        18.89      58.45     100.52     217.67
   optional MAV                                 90.43     133.11     158.36     233.73        20.43      63.11     108.36     233.73
   optional EEB                                 91.97     137.76     166.16     249.54        21.97      67.76     116.16     249.54
   optional EEP                                 92.99     140.85     171.33     259.96        22.99      70.85     121.33     259.96
   optional MAV and EEB                         93.50     142.39     173.91     265.13        23.50      72.39     123.91     265.13
   optional MAV and EEP                         94.53     145.47     179.05     276.39        24.53      75.47     129.05     275.39


----------------------------------------------------------------------
46   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years


Putnam VT International Growth Fund:
Class IB Shares
   base contract with no optional riders   $90.43    $133.11    $158.36    $233.73           $20.43     $63.11    $108.36    $233.73
   optional MAV                             91.97     137.76     166.16     249.54            21.97      67.76     116.16     249.54
   optional EEB                             93.50     142.39     173.91     265.13            23.50      72.39     123.91     265.13
   optional EEP                             94.53     145.47     179.05     275.39            24.53      75.47     129.05     275.39
   optional MAV and EEB                     95.04     147.01     181.61     280.49            25.04      77.01     131.61     280.49
   optional MAV and EEP                     96.07     150.08     186.72     290.60            26.07      80.08     136.72     290.60
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders    87.66     124.71     144.20     204.66            17.66      54.71      94.20     204.66
   optional MAV                             89.20     129.39     152.09     220.90            19.20      59.39     102.09     220.90
   optional EEB                             90.74     134.05     159.93     236.91            20.74      64.05     109.93     236.91
   optional EEP                             91.76     137.14     165.12     247.45            21.76      67.14     115.12     247.45
   optional MAV and EEB                     92.27     138.69     167.72     252.68            22.27      68.69     117.72     252.68
   optional MAV and EEP                     93.30     141.78     172.88     263.07            23.30      71.78     122.88     263.07
Strong Opportunity Fund II -
Advisor Class
   base contract with no optional riders    91.04     134.98     161.49     240.08            21.04      64.98     111.49     240.08
   optional MAV                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional EEB                             94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
   optional EEP                             95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional MAV and EEB                     95.66     148.86     184.68     286.57            25.66      78.86     134.68     286.57
   optional MAV and EEP                     96.68     151.92     189.77     296.62            26.68      81.92     139.77     296.62
Wanger International Small Cap
   base contract with no optional riders    92.68     139.93     169.78     256.85            22.68      69.93     119.78     256.85
   optional MAV                             94.22     144.55     177.51     272.33            24.22      74.55     127.51     272.33
   optional EEB                             95.76     149.16     185.19     287.58            25.76      79.16     135.19     287.58
   optional EEP                             96.78     152.23     190.28     297.62            26.78      82.23     140.28     297.62
   optional MAV and EEB                     97.30     153.76     192.82     302.60            27.30      83.76     142.82     302.60
   optional MAV and EEP                     98.32     156.82     197.88     312.50            28.32      86.82     147.88     312.50
Wanger U.S. Small Cap
   base contract with no optional riders    88.48     127.21     148.42     213.35            18.48      57.21      98.42     213.35
   optional MAV                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional EEB                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEP                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV and EEB                     93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEP                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders    88.48     127.21     148.42     213.35            18.48      57.21      98.42     213.35
   optional MAV                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional EEB                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEP                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV and EEB                     93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEP                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30


----------------------------------------------------------------------
47   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                     full surrender at the                      of an annuity payout plan at the
                                                    end of each time period                          end of each time period
                                           1 year     3 years   5 years   10 years           1 year     3 years  5 years    10 years

Wells Fargo VT International Equity Fund
   base contract with no optional riders   $88.48    $127.21    $148.42    $213.35           $18.48     $57.21    $ 98.42    $213.35
   optional MAV                             90.02     131.87     156.28     229.47            20.02      61.87     106.28     229.47
   optional EEB                             91.56     136.52     164.09     245.35            21.56      66.52     114.09     245.35
   optional EEP                             92.58     139.62     169.27     255.81            22.58      69.62     119.27     255.81
   optional MAV and EEB                     93.09     141.16     171.85     261.00            23.09      71.16     121.85     261.00
   optional MAV and EEP                     94.12     144.24     177.00     271.30            24.12      74.24     127.00     271.30
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders    90.53     133.43     158.88     234.79            20.53      63.43     108.88     234.79
   optional MAV                             92.07     138.07     166.68     250.59            22.07      68.07     116.68     250.59
   optional EEB                             93.61     142.70     174.43     266.16            23.61      72.70     124.43     266.16
   optional EEP                             94.63     145.78     179.56     276.42            24.63      75.78     129.56     276.42
   optional MAV and EEB                     95.14     147.32     182.12     281.50            25.14      77.32     132.12     281.50
   optional MAV and EEP                     96.17     150.39     187.23     291.61            26.17      80.39     137.23     291.61


* In these examples, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.



+  The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


----------------------------------------------------------------------
48   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

Year ended Dec. 31,                                                                                                2000     1999

Subaccount BC1(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.11    $1.00
Accumulation unit value at end of period                                                                          $0.98    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                          43,161    8,145
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount BC2(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.11    $1.00
Accumulation unit value at end of period                                                                          $0.99    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                          32,624    7,503
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount BD1(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          43,920   11,675
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount BD2(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          30,783    7,186
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount CR1(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                    $1.14    $1.00
Accumulation unit value at end of period                                                                          $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                          22,159    3,227
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount CR2(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                    $1.14    $1.00
Accumulation unit value at end of period                                                                          $0.93    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                          24,003    5,333
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount CM1(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         203,922   87,424
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
Simple yield(2)                                                                                                   4.96%    5.03%
Compound yield(2)                                                                                                 5.08%    5.16%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount CM2(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                         171,785   65,522
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
Simple yield(2)                                                                                                   5.16%    5.26%
Compound yield(1)                                                                                                 5.29%    5.40%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount DE1(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                    $1.03    $1.00
Accumulation unit value at end of period                                                                          $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          14,227    3,441
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount DE2(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                    $1.03    $1.00
Accumulation unit value at end of period                                                                          $1.01    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                          12,124    3,149
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
49   PROSPECTUS -- AUG. 9, 2001

Year ended Dec. 31,                                                                                                2000     1999

Subaccount EM1(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)                                             693       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount EM2(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.74       --
Number of accumulation units outstanding at end of period (000 omitted)                                             906       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount EI1(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          52,655   10,137
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount EI2(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                          31,722    7,774
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount FI1(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00    $1.00
Accumulation unit value at end of period                                                                          $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          24,654   12,796
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount FI2(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00    $1.00
Accumulation unit value at end of period                                                                          $1.08    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          16,258   11,135
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount GB1(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00    $1.00
Accumulation unit value at end of period                                                                          $1.02    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                          14,137    2,368
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount GB2(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00    $1.00
Accumulation unit value at end of period                                                                          $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                           8,968    1,552
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount GR1(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                    $1.18    $1.00
Accumulation unit value at end of period                                                                          $0.94    $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                         106,410   13,813
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount GR2(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                    $1.18    $1.00
Accumulation unit value at end of period                                                                          $0.95    $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                          97,754   16,891
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount IE1(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                    $1.27    $1.00
Accumulation unit value at end of period                                                                          $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                          15,670    2,173
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount IE2(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                    $1.27    $1.00
Accumulation unit value at end of period                                                                          $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                          13,967    2,575
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
50   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


Year ended Dec. 31,                                                                                                2000     1999
Subaccount MF1(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                    $1.09    $1.00
Accumulation unit value at end of period                                                                          $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                          39,810    6,539
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount MF2(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                    $1.09    $1.00
Accumulation unit value at end of period                                                                          $1.05    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                          28,348    5,220
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount ND1(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                    $1.19    $1.00
Accumulation unit value at end of period                                                                          $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                         219,316   32,483
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount ND2(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                    $1.19    $1.00
Accumulation unit value at end of period                                                                          $1.07    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                         177,036   31,537
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount IV1(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                                          14,084       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount IV2(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                                           9,812       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount SC1(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.12    $1.00
Accumulation unit value at end of period                                                                          $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                          16,349    3,029
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount SC2(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.12    $1.00
Accumulation unit value at end of period                                                                          $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                          14,830    2,970
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount SA1(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                    $1.51    $1.00
Accumulation unit value at end of period                                                                          $1.21    $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                          58,414    3,901
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount SA2(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                    $1.51    $1.00
Accumulation unit value at end of period                                                                          $1.22    $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                          46,978    4,470
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


Subaccount 1SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                           1,693       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                           1,283       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
51   PROSPECTUS -- AUG. 9, 2001

Year ended Dec. 31,                                                                                                2000     1999



Subaccount 1RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                           6,181      683
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.25    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                           6,879      885
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                           2,897      590
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.19    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                           2,846      586
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


Subaccount 1UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                    $1.10    $1.00
Accumulation unit value at end of period                                                                          $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                          55,239    9,951
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                    $1.10    $1.00
Accumulation unit value at end of period                                                                          $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                          42,626    8,981
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                    $0.95    $1.00
Accumulation unit value at end of period                                                                          $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                          10,265    2,023
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                    $0.95    $1.00
Accumulation unit value at end of period                                                                          $1.23    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                           7,622    1,634
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1GT(3)(Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.68       --
Number of accumulation units outstanding at end of period (000 omitted)                                          22,949       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2GT(3)(Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.68       --
Number of accumulation units outstanding at end of period (000 omitted)                                          20,288       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1IG(3)
(Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.80       --
Number of accumulation units outstanding at end of period (000 omitted)                                          29,251       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2IG(3)
(Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.80       --
Number of accumulation units outstanding at end of period (000 omitted)                                          25,763       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
52   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY



Year ended Dec. 31,                                                                                                2000     1999

Subaccount 1IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                    $1.07    $1.00
Accumulation unit value at end of period                                                                          $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                          10,774    2,504
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                    $1.07    $1.00
Accumulation unit value at end of period                                                                          $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                           7,958    1,981
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)                                          21,973       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                                          19,521       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                          15,060       --
Ratio of operating expense to average net assets                                                                  0.95%       --
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                          12,308       --
Ratio of operating expense to average net assets                                                                  0.75%       --
------------------------------------------------------------------------------------------------------------------------------------


Subaccount 1VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                    $1.36    $1.00
Accumulation unit value at end of period                                                                          $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                          68,407    7,245
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                    $1.36    $1.00
Accumulation unit value at end of period                                                                          $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                          49,764    5,084
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


Subaccount 1IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                    $1.51    $1.00
Accumulation unit value at end of period                                                                          $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                          21,844    1,343
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                    $1.51    $1.00
Accumulation unit value at end of period                                                                          $1.08    $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                          18,245    1,234
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 1SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                    $1.15    $1.00
Accumulation unit value at end of period                                                                          $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                          29,881    2,723
Ratio of operating expense to average net assets                                                                  0.95%    0.95%
------------------------------------------------------------------------------------------------------------------------------------

Subaccount 2SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                    $1.15    $1.00
Accumulation unit value at end of period                                                                          $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                          23,813    2,476
Ratio of operating expense to average net assets                                                                  0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------
53   PROSPECTUS -- AUG. 9, 2001

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o  contract administrative charge,
o  applicable mortality and expense risk fee,
o  Maximum Anniversary Value Death Benefit Rider fee,
o  Enhanced Earnings Plus Death Benefit Rider fee, and
o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


----------------------------------------------------------------------
54   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------- --------------- ----------------------------------------- ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies        Investment Advisor or Manager
---------------- --------------- ----------------------------------------- ----------------------------------
BC1 BC2          AXP(R)          Objective: long-term total return         IDS Life, investment manager;
                 Variable        exceeding that of the U.S. stock          American Express Financial
                 Portfolio -     market. Invests primarily in common       Corporation (AEFC), investment
                 Blue Chip       stocks of companies included in the       advisor.
                 Advantage Fund  unmanaged S&P 500 Index.
---------------- --------------- ----------------------------------------- ----------------------------------
BD1 BD2          AXP(R)          Objective: high level of current income   IDS Life, investment manager;
                 Variable        while conserving the value of the         AEFC, investment advisor.
                 Portfolio -     investment and continuing a high level
                 Bond Fund       of income for the longest time period.
                                 Invests primarily in bonds and other debt
                                 obligations.
---------------- --------------- ----------------------------------------- ----------------------------------
CR1 CR2          AXP(R)          Objective: capital appreciation.          IDS Life, investment manager;
                 Variable        Invests primarily in U.S. common stocks   AEFC, investment advisor.
                 Portfolio -     and other securities convertible into
                 Capital         common stocks.
                 Resource Fund
---------------- --------------- ----------------------------------------- ----------------------------------
CM1 CM2          AXP(R)          Objective: maximum current income         IDS Life, investment manager;
                 Variable        consistent with liquidity and stability   AEFC, investment advisor.
                 Portfolio -     of principal. Invests in money market
                 Cash            securities.
                 Management
                 Fund
---------------- --------------- ----------------------------------------- ----------------------------------
DE1 DE2          AXP(R)          Objective: a high level of current        IDS Life, investment manager;
                 Variable        income and, as a secondary goal, steady   AEFC, investment advisor.
                 Portfolio -     growth of capital. Invests primarily in
                 Diversified     dividend-paying common and preferred
                 Equity Income   stocks.
                 Fund
---------------- --------------- ----------------------------------------- ----------------------------------
EM1 EM2          AXP(R)          Objective: long-term capital growth.      IDS Life, investment manager;
                 Variable        Invests primarily in equity securities    AEFC, investment advisor;
                 Portfolio -     of companies in emerging markets.         American Express Asset
                 Emerging                                                  Management International, Inc.,
                 Markets Fund                                              a wholly-owned subsidiary of
                                                                           AEFC, is the sub-investment
                                                                           advisor.
---------------- --------------- ----------------------------------------- ----------------------------------
ES1 ES2          AXP(R)          Objective: growth of capital. Invests     IDS Life, investment manager;
                 Variable        primarily in growth of medium-sized       AEFC, investment advisor.
                 Portfolio -     companies.
                 Equity Select
                 Fund
---------------- --------------- ----------------------------------------- ----------------------------------
EI1 EI2          AXP(R)          Objective: high current income, with      IDS Life, investment manager;
                 Variable        capital growth as a secondary             AEFC, investment advisor.
                 Portfolio -     objective. Invests primarily in
                 Extra Income    high-yielding, high-risk corporate
                 Fund            bonds issued by U.S. and foreign
                                 companies and governments.
---------------- --------------- ----------------------------------------- ----------------------------------
FI1 FI2          AXP(R)          Objective: a high level of current        IDS Life, investment manager;
                 Variable        income and safety of principal            AEFC, investment advisor.
                 Portfolio -     consistent with an investment in U.S.
                 Federal         government and government agency
                 Income Fund     securities. Invests primarily in debt
                                 obligations issued or guaranteed as to
                                 principal and interest by the U.S.
                                 government, its agencies or
                                 instrumentalities.
---------------- --------------- ----------------------------------------- ----------------------------------
GB1 GB2          AXP(R)          Objective: high total return through      IDS Life, investment manager;
                 Variable        income and growth of capital.             AEFC, investment advisor.
                 Portfolio -     Non-diversified fund that invests
                 Global Bond     primarily in debt obligations of U.S.
                 Fund            and foreign issuers.
---------------- --------------- ----------------------------------------- ----------------------------------


--------------------------------------------------------------------------------
55   PROSPECTUS -- AUG. 9, 2001


---------------- --------------- ----------------------------------------- ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies        Investment Advisor or Manager
---------------- --------------- ----------------------------------------- ----------------------------------
GR1 GR2          AXP(R)          Objective: long-term capital growth.      IDS Life, investment manager;
                 Variable        Invests primarily in common stocks and    AEFC, investment advisor.
                 Portfolio -     securities convertible into common
                 Growth Fund     stocks that appear to offer growth
                                 opportunities.
---------------- --------------- ----------------------------------------- ----------------------------------
IE1 IE2          AXP(R)          Objective: capital appreciation.          IDS Life, investment manager;
                 Variable        Invests primarily in common stocks or     AEFC, investment advisor.
                 Portfolio -     convertible securities of foreign         American Express Asset
                 International   issuers that offer growth potential.      Management International, Inc.,
                 Fund                                                      a wholly-owned subsidiary of
                                                                           AEFC, is the sub-investment
                                                                           advisor.
---------------- --------------- ----------------------------------------- ----------------------------------
MF1 MF2          AXP(R)          Objective: maximum total investment       IDS Life, investment manager;
                 Variable        return through a combination of capital   AEFC, investment advisor.
                 Portfolio -     growth and current income. Invests
                 Managed Fund    primarily in a combination of common
                                 and preferred stocks, convertible
                                 securities, bonds and other debt
                                 securities.
---------------- --------------- ----------------------------------------- ----------------------------------
ND1 ND2          AXP(R)          Objective: long-term growth of capital.   IDS Life, investment manager;
                 Variable        Invests primarily in common stocks of     AEFC, investment advisor.
                 Portfolio -     U.S. and foreign companies showing
                 New             potential for significant growth.
                 Dimensions
                 Fund(R)
---------------- --------------- ----------------------------------------- ----------------------------------

SV1 SV2          AXP(R)          Objective: long term capital              IDS Life, investment manager;
                 Variable        appreciation. Non-diversified fund that   AEFC, investment advisor; Royce
                 Portfolio -     invests primarily in equity securities.   & Associates, Inc and EQSF
                 Partners                                                  Advisers, Inc., sub-investment
                 Small Cap                                                 advisors.
                 Value Fund*

---------------- --------------- ----------------------------------------- ----------------------------------
IV1 IV2          AXP(R)          Objective: long-term capital              IDS Life, investment manager;
                 Variable        appreciation. Invests primarily in        AEFC, investment advisor.
                 Portfolio -     securities that are expected to provide
                 S&P 500 Index   investment results that correspond to
                 Fund            the performance of the S&P 500 Index.
---------------- --------------- ----------------------------------------- ----------------------------------
SC1 SC2          AXP(R)          Objective: long-term capital growth.      IDS Life, investment manager;
                 Variable        Invests primarily in equity stocks of     AEFC, investment advisor.
                 Portfolio -     small companies that are often included
                 Small Cap       in the S&P SmallCap 600 Index or the
                 Advantage Fund  Russell 2000 Index.
---------------- --------------- ----------------------------------------- ----------------------------------

ST1 ST2          AXP(R)          Objective: current income and growth of   IDS Life, investment manager;
                 Variable        capital. Invests primarily in common      AEFC, investment advisor.
                 Portfolio -     stocks and securities convertible into
                 Stock Fund      common stock.

---------------- --------------- ----------------------------------------- ----------------------------------
SA1 SA2          AXP(R)          Objective: capital appreciation.          IDS Life, investment manager;
                 Variable        Invests primarily in common stocks of     AEFC, investment advisor;
                 Portfolio -     small- and medium-size companies.         Kenwood Capital Management LLC,
                 Strategy                                                  sub-investment advisor.
                 Aggressive
                 Fund
---------------- --------------- ----------------------------------------- ----------------------------------

1AC 2AC          AIM V.I.        Objective: growth of capital. Invests     A I M Advisors, Inc.
                 Capital         principally in common stocks of
                 Appreciation    companies likely to benefit from new or
                 Fund, Series    innovative products, services or
                 II              processes as well as those with
                                 above-average growth and excellent
                                 prospects for future growth.

---------------- --------------- ----------------------------------------- ----------------------------------

----------------------------------------------------------------------
56   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY




---------------- ----------------- ----------------------------------------- ----------------------------------
Subaccount       Investing In       Investment Objectives and Policies        Investment Advisor or Manager
---------------- ----------------- ----------------------------------------- ----------------------------------


1AD 2AD          AIM V.I.          Objective: long term growth of capital.   A I M Advisors, Inc.
                 Capital           Invests primarily in securities
                 Development       (including common stocks, convertible
                 Fund, Series      securities and bonds) of small- and
                 II                medium-sized companies.
---------------- ----------------- ----------------------------------------- ----------------------------------
1AB 2AB          Alliance VP       Objective: long-term growth of capital.   Alliance Capital Management, L.P.
                 AllianceBernstein Invests primarily in a diversified
                 International     portfolio of foreign equity securities.
                 Value
                 Portfolio
                 (Class B)
---------------- ---------------   ----------------------------------------- ----------------------------------
1AL 2AL          Alliance VP       Objective: reasonable current income      Alliance Capital Management, L.P.
                 Growth &          and reasonable appreciation. Invests
                 Income            primarily in dividend-paying common
                 Portfolio         stocks of good quality.
                 (Class B)
---------------- ---------------   ----------------------------------------- ----------------------------------
1AI 2AI          American          Objective: long term capital growth.      American Century Investment
                 Century VP        Invests primarily in stocks of growing    Management, Inc.
                 International,    foreign companies.
                 Class II
---------------- ---------------   ----------------------------------------- ----------------------------------
1AV 2AV          American          Objective: long-term capital growth,      American Century Investment
                 Century VP        with income as a secondary objective.     Management, Inc.
                 Value, Class      Invests primarily in stocks of
                 II                companies that management believes to
                                   be undervalued at the time of purchase.

---------------- ---------------   ----------------------------------------- ----------------------------------
1SR 2SR          Calvert           Objective: income and capital growth.     Calvert Asset Management
                 Variable          Invests primarily in stocks, bonds and    Company, Inc. (CAMCO),
                 Series, Inc.      money market instruments which offer      investment advisor. NCM Capital
                 Social            income and capital growth opportunity     Management Group, Inc. is the
                 Balanced          and which satisfy the investment and      investment subadvisor.
                 Portfolio         social criteria.
---------------- ---------------   ----------------------------------------- ----------------------------------



1CG 2CG          Evergreen VA      Objective: long-term capital growth.      Evergreen Investment Management
                 Capital           The fund seeks to achieve its goal by     Company, LLC. Sub Advisor is
                 Growth Fund,      investing primarily in common stocks of   Pilgrim Baxter Value Investors,
                 Class L Shares    large U.S. companies, which the           Inc.
                                   portfolio managers believe have the
                                   potential for capital growth over the
                                   intermediate- and long-term.
---------------- ---------------   ----------------------------------------- ----------------------------------
1FG 2FG          Fidelity VIP      Objective: high total return through a    Fidelity Management & Research
                 III Growth &      combination of current income and         Company (FMR), investment
                 Income            capital appreciation. Invests primarily   manager; FMR U.K. and FMR Far
                 Portfolio         in common stocks with a focus on those    East, sub-investment advisors.
                 (Service          that pay current dividends and show
                 Class 2)          potential for capital appreciation.
---------------- ---------------   ----------------------------------------- ----------------------------------
1FM 2FM          Fidelity VIP      Objective: long-term growth of capital.   FMR, investment manager; FMR
                 III Mid Cap       Invests primarily in medium market        U.K. and FMR Far East,
                 Portfolio         capitalization common stocks.             sub-investment advisors.
                 (Service
                 Class 2)
---------------- ---------------   ----------------------------------------- ----------------------------------
1FO 2FO          Fidelity VIP      Objective: long-term growth of capital.   FMR, investment manager; FMR
                 Overseas          Invests primarily in common stocks of     U.K., FMR Far East, Fidelity
                 Portfolio         foreign securities.                       International Investment
                 (Service                                                    Advisors (FIIA) and FIIA U.K.,
                 Class 2)                                                    sub-investment advisors.
---------------- ---------------   ----------------------------------------- ----------------------------------



----------------------------------------------------------------------
57   PROSPECTUS -- AUG. 9, 2001


---------------- --------------- ----------------------------------------- ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies        Investment Advisor or Manager
---------------- --------------- ----------------------------------------- ----------------------------------
1RE 2RE          FTVIPT          Objective: capital appreciation with a     Franklin Advisers, Inc.
                 Franklin Real   secondary goal to earn current income.
                 Estate Fund -   Invests primarily in equity securities
                 Class 2         of companies operating in the real
                                 estate industry, primarily equity real
                                 estate investment trusts (REITS).
---------------- --------------- ----------------------------------------- ----------------------------------
1SI 2SI          FTVIPT          Objective: long-term total return.         Franklin Advisory Services, LLC
                 Franklin        Invests primarily in equity securities
                 Value           of companies the manager believes are
                 Securities      selling substantially below the
                 Fund - Class 2  underlying value of their assets or
                                 their private market value.
---------------- --------------- ----------------------------------------- ----------------------------------


1MS 2MS          FTVIPT Mutual   Objective: capital appreciation with       Franklin Mutual Advisers, LLC
                 Shares          income as a secondary goal. Invests
                 Securities      primarily in equity securities of
                 Fund - Class 2  companies that the manager believes are
                                 available at market prices less than
                                 their value based on certain recognized
                                 or objective criteria (intrinsic value).


---------------- --------------- ----------------------------------------- ----------------------------------
1UE 2UE          Goldman Sachs   Objective: seeks long-term growth of       Goldman Sachs Asset Management
                 VIT CORE(SM)    capital and dividend income. Invests
                 U.S. Equity     primarily in a broadly diversified
                 Fund            portfolio of large-cap and blue chip
                                 equity securities representing all
                                 major sectors of the U.S. economy.
---------------- --------------- ----------------------------------------- ----------------------------------
1MC 2MC          Goldman Sachs   Objective: seeks long-term capital         Goldman Sachs Asset Management
                 VIT Mid Cap     appreciation. Invests primarily in
                 Value Fund      mid-capitalization companies within the
                                 range of the market capitalization of
                                 companies constituting the Russell Midcap
                                 Value index at the time of investment.
---------------- --------------- ----------------------------------------- ----------------------------------

1ID 2ID          INVESCO VIF -   Objective: long-term growth of capital.    INVESCO Funds Group, Inc.
                 Dynamics Fund   Invests primarily in common stocks of
                                 mid-sized companies - those with market
                                 capitalizations between $2 billion and
                                 $15 billion, but also has the flexibility
                                 to invest in other types of securities,
                                 including preferred stocks, convertible
                                 securities and bonds.
---------------- --------------- ----------------------------------------- ----------------------------------
1FS 2FS          INVESCO VIF -   Objective: long-term growth of capital.    INVESCO Funds Group, Inc.
                 Financial       Aggressively managed. Invests primarily
                 Services Fund   in equity securities of companies
                                 involved in the financial services sector.
                                 These companies include, among others,
                                 banks, insurance companies, and investment
                                 and miscellaneous industries
                                 (asset managers, brokerage firms, and
                                 government-sponsored agencies).

---------------- --------------- ----------------------------------------- ----------------------------------

----------------------------------------------------------------------
58   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

---------------- --------------- -----------------------------------------   ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies          Investment Advisor or Manager
---------------- --------------- -----------------------------------------   ----------------------------------

1TC 2TC          INVESCO VIF -   Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                 Technology      Invests primarily in equity securities
                 Fund            of companies engaged in
                                 technology-related industries. These
                                 include, but are not limited to, applied
                                 technology, biotechnology, communications,
                                 computers, electronics, Internet, IT
                                 services and consulting, software,
                                 telecommunications equipment and services,
                                 IT infrastructure, networking, robotics,
                                 and video. Many of these products and
                                 services are subject to rapid obsolescence,
                                 which may lower the market value of
                                 securities of the companies in this sector.
---------------- --------------- -----------------------------------------   ----------------------------------
1TL 2TL          INVESCO VIF -   Objective: long-term growth of capital.     INVESCO Funds Group, Inc.
                 TelecommunicatioAggressively managed. Invests primarily
                 Fund            in equity securities of companies
                                 involved in the design, development,
                                 manufacture, distribution or sale of
                                 communications services and equipment, and
                                 companies that are involved in supplying
                                 equipment or services to such companies.
                                 The telecommunications sector includes
                                 companies that offer telephone services,
                                 wireless communications, satellite
                                 communications, television and movie
                                 programming, broadcasting and Internet
                                 access.

---------------- --------------- -----------------------------------------   ----------------------------------

1GT 2GT          Janus Aspen     Objective: long-term growth of capital.     Janus Capital
                 Series Global   Non-diversified mutual fund that
                 Technology      invests primarily in equity securities
                 Portfolio:      of U.S. and foreign companies selected
                 Service Shares  for their growth potential. Normally
                                 invests at least 65% of assets in
                                 securities of companies that the manager
                                 believes will benefit significantly from
                                 advancements or improvements in technology.
---------------- --------------- -----------------------------------------   ----------------------------------
1IG 2IG          Janus Aspen     Objective: long-term growth of capital.     Janus Capital
                 Series          Invests at least 65%of its total assets
                 International   in securities of issuers from at least
                 Growth          five different countries, excluding the
                 Portfolio:      U.S. It may at times invest all of its
                 Service Shares  assets in fewer than five countries or
                                 even a single country.
---------------- --------------- -----------------------------------------   ----------------------------------
1IP 2IP          Lazard          Objective: long-term capital                Lazard Asset Management
                 Retirement      appreciation. Invests primarily in
                 Series          equity securities, principally common
                 International   stocks of relatively large non-U.S.
                 Equity          companies with market capitalizations
                 Portfolio       in the range of the Morgan Stanley
                                 Capital International (MSCI) Europe,
                                 Australia and Far East (EAFE(R)) Index
                                 that the Investment Manager believes are
                                 undervalued based on their earnings, cash
                                 flow or asset values.
---------------- --------------- ----------------------------------------- ----------------------------------

----------------------------------------------------------------------
59   PROSPECTUS -- AUG. 9, 2001


---------------- --------------- -----------------------------------------   ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies          Investment Advisor or Manager
---------------- --------------- -----------------------------------------   ----------------------------------
1MG 2MG          MFS(R)          Objective: long-term growth of capital      MFS Investment Management(R)
                 Investors       and future income. Invests at least 80%
                 Growth Stock    of its total assets in common stocks
                 Series -        and related securities of companies
                 Service Class   which MFS believes offer better than
                 (previously     average prospects for long-term growth.
                 MFS(R) Growth
                 Series)
---------------- --------------- -----------------------------------------   ----------------------------------
1MD 2MD          MFS(R) New      Objective: capital appreciation.            MFS Investment Management(R)
                 Discovery       Invests primarily in equity securities
                 Series -        of emerging growth companies.
                 Service Class
---------------- --------------- -----------------------------------------   ----------------------------------

1UT 2UT          MFS(R)          Objective: capital growth and current       MFS Investment Management(R)
                 Utilities       income. Invests primarily in equity and
                 Series -        debt securities of domestic and foreign
                 Service Class   companies in the utilities industry.
---------------- --------------- -----------------------------------------   ----------------------------------
1PE 2PE          Pioneer         Objective: current income and long-term     Pioneer
                 Equity-Income   growth of capital from a portfolio
                 VCT Portfolio   consisting primarily of income
                 - Class II      producing equity securities of U.S.
                 Shares          corporations. Invests primarily in
                                 common stocks, preferred stocks and
                                 interests in real estate investment
                                 trusts (REITS). Normally, the portfolio
                                 invests at least 80% of its total assets
                                 in income producing equity securities.
                                 The remainder of the portfolio may be
                                 invested in debt securities, most of which
                                 are expected to be convertible into common
                                 stocks.
---------------- --------------- -----------------------------------------   ----------------------------------
1EU 2EU          Pioneer         Objective: long-term growth of capital.     Pioneer
                 Europe VCT      Invests primarily in equity securities
                 Portfolio -     of European issuers including common
                 Class II        stocks, rights, depositary receipts,
                 Shares          warrants and debt securities
                                 convertible into common stock. Normally,
                                 the portfolio invests 80% of its total
                                 assets in equity securities of European
                                 issuers. The portfolio may also purchase
                                 forward foreign currency contracts in
                                 connection with its investments.
---------------- --------------- -----------------------------------------   ----------------------------------
1HS 2HS          Putnam VT       Objective: capital appreciation.            Putnam Investment Management, LLC
                 Health          Invests primarily in common stocks of
                 Sciences Fund   U.S. companies in the health sciences
                 - Class IB      industries, with a focus on growth
                 Shares          stocks.
---------------- --------------- -----------------------------------------   ----------------------------------


1PI 2PI          Putnam VT       Objective: capital appreciation.            Putnam Investment Management, LLC
                 International   Invests mainly in stocks outside the
                 Growth Fund -   United States that reflect a value
                 Class IB        lower than that which Putnam Management
                 Shares          places on the company or whose earnings
                                 we believe are likely to grow over time.
---------------- --------------- -----------------------------------------   ----------------------------------
1VS 2VS          Putnam VT       Objective: capital appreciation.            Putnam Investment Management, LLC
                 Vista Fund -    Invests mainly in common stocks of
                 Class IB        mid-sized U.S. companies with a focus
                 Shares          on growth stocks.
---------------- --------------- ----------------------------------------- ----------------------------------

----------------------------------------------------------------------
60   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY


---------------- --------------- ----------------------------------------- ----------------------------------
Subaccount       Investing In    Investment Objectives and Policies        Investment Advisor or Manager
---------------- --------------- ----------------------------------------- ----------------------------------


1SO 2SO          Strong          Objective: seeks capital growth.          Strong Capital Management, Inc.
                 Opportunity     Invests primarily in common stocks of
                 Fund II -       medium capitalization companies that
                 Advisor Class   the Fund's manager believes are
                                 underpriced, yet have attractive growth
                                 prospects.


---------------- --------------- ----------------------------------------- ----------------------------------
1IT 2IT          Wanger          Objective: long-term growth of capital.   Liberty Wanger Asset Management,
                 International   Invests primarily in stocks of small-     L.P.
                 Small Cap       and medium-size non-U.S. companies with
                                 capitalizations of less than $2 billion.
---------------- --------------- ----------------------------------------- ----------------------------------
1SP 2SP          Wanger U.S.     Objective: long-term growth of capital.   Liberty Wanger Asset Management,
                 Small Cap       Invests primarily in stocks of small-     L.P.
                                 and medium-size U.S. companies with
                                 capitalizations of less than $2 billion.
---------------- --------------- ----------------------------------------- ----------------------------------
1AA 2AA          Wells Fargo     Objective: long-term total return,        Wells Fargo Funds Management,
                 VT Asset        consistent with reasonable risk.          LLC, advisor; Barclays Global
                 Allocation      Invests primarily in the securities of    Fund Advisors, sub-advisor.
                 Fund            various indexes to replicate the total
                                 return of the index. We use an asset
                                 allocation model to allocate and
                                 reallocate assets among common stocks
                                 (S&P 500 Index), U.S. Treasury bonds
                                 (Lehman Brothers 20+ Bond Index) and
                                 money market instruments, operating
                                 from a target allocation of 60% stocks
                                 and 40% bonds.
---------------- --------------- ----------------------------------------- ----------------------------------
1WI 2WI          Wells Fargo     Objective: total return with an           Wells Fargo Funds Management,
                 VT              emphasis on capital appreciation over     LLC, advisor; Wells Capital
                 International   the long-term. Invests primarily in       Management Incorporated,
                 Equity Fund     equity securities of non-U.S. companies.  sub-advisor.
---------------- --------------- ----------------------------------------- ----------------------------------
1SG 2SG          Wells Fargo     Objective: long-term capital              Wells Fargo Funds Management,
                 VT Small Cap    appreciation. Invests primarily in        LLC, advisor; Wells Capital
                 Growth Fund     common stocks issued by companies whose   Management Incorporated,
                                 market capitalization falls within the    sub-advisor.
                                 range of the Russell 2000 Index, which
                                 is considered a small capitalization
                                 index.
---------------- --------------- ----------------------------------------- ----------------------------------


*  This fund is available Aug. 13, 2001.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


----------------------------------------------------------------------
61   PROSPECTUS -- AUG. 9, 2001

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)



----------------------------------------------------------------------
62   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o  the length of the surrender charge period (seven or ten years); (1)

o  the optional Maximum Anniversary Value Death Benefit Rider; (2)
o  the optional Enhanced Earnings Death Benefit Rider; (2)
o  the optional Enhanced Earnings Plus Death Benefit Rider; (2)

o  the fixed account and/or subaccounts in which you want to invest;
o  how you want to make purchase payments; and
o  a beneficiary.

(1) The ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.

(2) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

----------------------------------------------------------------------
63   PROSPECTUS -- AUG. 9, 2001

PURCHASE PAYMENTS

Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.

Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For the first year:
   $1,000,000 up to age 85
   $100,000 for ages 86 to 90

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86-90

** These limits apply in total to all IDS Life  annuities  you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or
2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.

Charges

CONTRACT ADMINISTRATION CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.



----------------------------------------------------------------------
64   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Maximum Anniversary Value Death Benefit Rider (MAV Death Benefit) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

Enhanced Earnings Death Benefit Rider (EEB) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

Enhanced Earnings Plus Death Benefit Rider (EEP) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. Hoewever, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


----------------------------------------------------------------------
65   PROSPECTUS -- AUG. 9, 2001

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.


* The ten-year surrender charge schedule is not available in Oregon. For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

    NOTE:We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

            Seven-year schedule                    Ten-year schedule*
Years from purchase   Surrender charge   Years from purchase    Surrender charge
  payment receipt        percentage        payment receipt         percentage
        1                     7%                   1                   8%
        2                     7                    2                   8
        3                     7                    3                   8
        4                     6                    4                   7
        5                     5                    5                   7
        6                     4                    6                   6
        7                     2                    7                   5
        Thereafter            0                    8                   4
                                                   9                   3
                                                   10                  2
                                                   Thereafter          0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

      Amount requested                 $1,000
   -------------------------    or     ------  = $1,075.26
   1.00 - surrender charge              .93


By applying the 7% surrender charge to $1,075.26, the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.


* The ten-year surrender charge schedule is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


----------------------------------------------------------------------
66   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Surrender charge calculation example
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o  We received these payments:

   -- $10,000 July 1, 2001;
   -- $ 8,000 Dec.31, 2006;
   -- $ 6,000 Feb. 20, 2009; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and
o  The prior anniversary July 1, 2010 contract value was $28,000.

Surrender charge          Explanation

     $  0                 $2,500 is contract earnings surrendered without
                          charge; and
        0                 $300 is 10% of the prior anniversary contract value
                          that is in excess of contract earnings surrendered
                          without charge (from above).
                          10% of $28,000 = $2,800 - $2,500 = $300
        0                 $10,000 July 1, 2001 payment was received eight or
                          more years before surrender and is surrendered
                          without surrender charge; and
      480                 $8,000 Dec. 31, 2006 payment is in its fourth year
                          from receipt, surrendered with a 6% surrender charge;
                          and
      420                 $6,000 Feb. 20, 2009 payment is in its second year
   ------                 from receipt, surrendered with a 7% surrender charge.
     $900

Waiver of surrender charges
We do not assess surrender charges for:

o  surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o  contracts settled using an annuity payout plan;
o  amounts we refund to you during the free look period*;
o  death benefits*; and
o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


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67   PROSPECTUS -- AUG. 9, 2001

Premium Taxes

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus any purchase payment credits allocated to the fixed account;
o  plus interest credited;
o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
o  minus any prorated contract administrative charge;

o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).


Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  any purchase payment credits allocated to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial surrenders;
o  surrender charges; and/or
o  prorated portions of the contract administrative charge;

o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected);
o prorated portions of the Enhanced Earnings Death Benefit Rider fee (if selected); and
o prorated portions of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


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68   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o  mortality and expense risk fees.

Purchase payment credits
We add a credit* to your contract in the amount of:

o  1% of each purchase payment received:

   -- if you elect the ten-year surrender charge schedule for your contract; or -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

* The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Making the Most of Your Contract

Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

                                                                     Number
By investing an  equal number              Amount    Accumulation   of units
of dollars each month...        Month     invested    unit value    purchased

                                 Jan        $100          $20          5.00
you automatically buy            Feb         100           18          5.56
more units when the              Mar         100           17          5.88
per unit market price is low...  Apr         100           15          6.67
                                 May         100           16          6.25
                                 June        100           18          5.56
and fewer units                  July        100           17          5.88
when the per unit                Aug         100           19          5.26
market price is high.            Sept        100           21          4.76
                                 Oct         100           20          5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.



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69   PROSPECTUS -- AUG. 9, 2001

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING (AVAILABLE NOV. 30, 2001)

Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor .


Transferring Between Accounts

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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70   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

How to Request A Transfer or Surrender

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to: Regular mail:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3 By phone:
Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


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71   PROSPECTUS -- AUG. 9, 2001

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge, ") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving Payment

By regular or express mail:

o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o  bank account must be in the same ownership as your contract; and
o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheletered Annuities
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o  Distributions   attributable  to  salary  reduction   contributions   (plus
   earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you separated from the service of the employer who purchased the contract; or
   -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.



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72   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Death Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death - Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;
o  purchase payments minus "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or
o  purchase payments minus "adjusted partial surrenders."


Adjusted partial surrenders = We calculate an "adjusted partial surrender" for each partial surrender as the following:

      PS x DB
      -------
        CV

Where   PS = the partial surrender including any applicable surrender charge.
        DB = the death benefit on the date of (but prior to) the partial surrender.
        CV = contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

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73   PROSPECTUS -- AUG. 9, 2001

We calculate the death benefit on March 1, 2007 as follows:


The contract value on the most recent sixth contract anniversary:  $30,000
plus purchase payments made since that anniversary:                     0
   minus "adjusted partial surrenders" taken since that anniversary calculated as:
                               $1,500 x $30,000                     -1,607
                              -------------------  =                -------
                                   $28,000
for a death benefit of:                                             $28,393


If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations that will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Optional Benefits

Maximum Anniversary Value Death Benefit
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.


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74   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.
o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

   Greatest of your contract anniversary contract values: $24,000

   plus purchase payments made since that anniversary:         +0

   minus adjusted partial surrenders, calculated as:
            $1,500 x $24,000 =                             -1,636
           -----------------                              -------
                $22,000

   for a death benefit of:                                $22,364

Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Enhanced Earnings Death Benefit (EEB)

The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.


----------------------------------------------------------------------
75   PROSPECTUS -- AUG. 9, 2001

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.
o For an example of how we calculate the death benefit under the EEB, see below.

Example of the Enhanced Earnings Death Benefit:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. The death benefit on July 1, 2001 equals:

   MAV death benefit (contract value):                                  $110,000
   plus the EEB benefit which equals 40% of earnings
        at death (MAV death benefit minus payments not
        previously surrendered):
        0.40 x ($110,000 - $100,000) =                                    +4,000
                                                                       ---------
   Total death benefit of:                                              $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (MAV):                                           $110,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($110,000 - $100,000) =                                  +4,000
                                                                        --------
     Total death benefit of:                                            $114,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

     MAV death benefit (MAV adjusted for partial surrenders):
          $110,000 - ($50,000 x $110,000) =                               57,619
          $105,000
     plus the EEB benefit (40% of earnings at death):
          0.40 x ($57,619 - $55,000) =                                    +1,048
                                                                          ------
     Total death benefit of:                                             $58,667

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.
o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2010 equals:

     MAV death benefit (contract value):                                $200,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                      +55,000
                                                                         -------
     Total death benefit of:                                            $255,000


----------------------------------------------------------------------
76   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2010 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEB (40% of earnings at death, up to a
          maximum of 100% of purchase payments not previously
          surrendered that are one or more years old)
          0.40 x 2.50 x ($55,000) =                                      +55,000
                                                                         -------
     Total death benefit of:                                            $305,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEB benefit which equals 40% of earnings
          at death (the standard death benefit minus payments not
          previously surrendered):
          0.40 x ($250,000 - $105,000) =                                 +58,000
                                                                         -------
     Total death benefit of:                                            $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

Enhanced Earnings Plus Death Benefit (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


----------------------------------------------------------------------
77   PROSPECTUS -- AUG. 9, 2001

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchanged purchase payments identified at issue not previously surrendered as follows:

                    Percentage if you and the         Percentage if you or the
                    annuitant are under age 70        annuitant are 70 or older
Contract year       on the rider effective date      on the rider effective date
One and Two                     0%                                 0%
Three and Four                 10%                              3.75%
Five or more                   20%                               7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Terminating the EEP:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                         If you and the annuitant are under age 70        If you or the annuitant are age 70
Contract year            on the rider effective date, add...              or older on the rider effective date, add...
       1                 Zero                                             Zero
       2                 40% x earnings at death (see above)              15% x earnings at death
   3 & 4                 40% x (earnings at death + 25% of                15% x (earnings at death + 25% of
                                initial purchase payment*)                       initial purchase payment*)
      5+                 40% x (earnings at death + 50% of                15% x (earnings at death + 50% of
                                initial purchase payment*)                       initial purchase payment*)


* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.


The company is not responsible for identifying exchanged purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Example of the Enhanced Earnings Plus Death Benefit:

o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

     MAV death benefit (contract value):                                $110,000
     plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus purchase payments not previously surrendered):
         0.40 x ($110,000 - $100,000) =                                   +4,000
                                                                          ------
     Total death benefit of:                                            $114,000



----------------------------------------------------------------------
78   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (MAV):                                           $110,000
     plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                   +4,000
     plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $100,000 =                                               +10,000
                                                                         -------
     Total death benefit of:                                            $124,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

     MAV death benefit (MAV adjusted for partial surrenders):
         $110,000 - ($50,000 x $110,000) =                               $57,619
         $105,000
     plus the EEP Part I benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                     +1,048
     plus the EEP Part II which in the third contract year
         equals 10% of exchange purchase payments identified at
         issue and not previously surrendered:
         0.10 x $55,000 =                                                 +5,500
                                                                          ------
     Total death benefit of:                                             $64,167

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

     MAV death benefit (contract value):                                $200,000
     plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                         +55,000
     plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified
         at issue and not previously surrendered: 0.20 x $55,000 =       +11,000
                                                                         -------
     Total death benefit of:                                            $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2010 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                         +55,000
     plus the EEP Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at
         issue and not previously surrendered: 0.20 x $55,000 =          +11,000
                                                                         -------
     Total death benefit of:                                            $316,000


----------------------------------------------------------------------
79   PROSPECTUS -- AUG. 9, 2001

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEP Part I benefit which equals 40% of earnings
         at death (the MAV death benefit minus payments not
         previously surrendered):
         0.40 x ($250,000 - $105,000) =                                  +58,000
     plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified
         at issue and not previously surrendered: 0.20 x $55,000 =       +11,000
                                                                         -------
     Total death benefit of:                                            $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. The rider will terminate, but the standard death benefit (or the MAV death benefit, if applicable) will apply.


NOTE: For special tax considerations associated with the EEP, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity Tables

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

----------------------------------------------------------------------
80   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Annuity Payout Plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

----------------------------------------------------------------------
81   PROSPECTUS -- AUG. 9, 2001

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special Considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


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82   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

----------------------------------------------------------------------
83   PROSPECTUS -- AUG. 9, 2001

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Issuer and Principal Underwriter
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal Proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and

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84   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. On May 16, 2001 the state court filed its Final Order and Judgment Approving Class Action Settlement. On May 15, 2001 the federal court entered its Final Order and Judgment Approving Class Action Settlement. An appeal has been filed with the Minnesota Court of Appeals and the United States Court of Appeals for the Eighth Circuit.

Table of Contents of the Statement of Additional Information


Performance Information                                   3

Calculating Annuity Payouts                              41

Rating Agencies                                          42

Principal Underwriter                                    42

Financial Statements


----------------------------------------------------------------------
85   PROSPECTUS -- AUG. 9, 2001

(icon of) American Express(R) Logo

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919



americanexpress.com

                                                              S-6406 A (8/01)

                                                         American Express
                                             Retirement Advisor Advantage(SM)
                                                Variable Annuity -- Band 3


Issued by:

IDS Life Insurance Company


American Express Retirement Advisor Advantage(SM) Variable Annuity -- Band 3


Prospectus


Aug. 9, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),
o current or retired American Express financial advisors and their spouses (advisors), and
o individuals investing an initial payment of $1 million (other individuals).

IDS Life Variable Account 10

Issued by:                 IDS Life Insurance Company (IDS Life)
                           70100 AXP Financial Center
                           Minneapolis, MN 55474
                           Telephone: (800) 862-7919
                           americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  Alliance Variable Products Series Fund
o  American Century Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Evergreen Variable Annuity Trust
o  Fidelity Variable Insurance Products - Service Class 2
o  Franklin(R) Templeton(R) Variable Insurance
o  Goldman Sachs Variable Insurance Trust (VIT)
o  INVESCO Variable Investment Funds, Inc.
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R) Variable Insurance Trust(SM)
o  Pioneer Variable Contracts Trust (VCT), Class II Shares
o  Putnam Variable Trust - IB Shares
o  Strong Opportunity Fund II, Inc.
o  Wanger Advisors Trust Products Trust (FTVIPT) - Class 2
o  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents


Key Terms                                           3
The Contract in Brief                               4
Expense Summary                                     5
Condensed Financial Information (Unaudited)        19
Financial Statements                               22
Performance Information                            22
The Variable Account and the Funds                 23
The Fixed Account                                  30
Buying Your Contract                               30
Charges                                            32
Valuing Your Investment                            34
Making the Most of Your Contract                   35
Surrenders                                         37
TSA-- Special Surrender Provisions                 38
Changing Ownership                                 38
Benefits in Case of Death                          39
Optional Benefits                                  40
The Annuity Payout Period                          45
Taxes                                              47
Voting Rights                                      49
Substitution of Investments                        49
About the Service Providers                        50
Table of Contents of the
     Statement of Additional Information           51




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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

--------------------------------------------------------------------------------
3   PROSPECTUS -- AUG. 9, 2001

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date; the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred; your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 23)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. 30)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 30)


o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $2,000,000 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 35)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 39)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria (p. 40).

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 45)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 47)


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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and
o  the operating expenses of the funds in which the subaccounts invest.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

Contract Owner Expenses
Surrender charge:                           0%
Annual contract administrative charge:      $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


Maximum Anniversary Value Death Benefit Rider (MAV) fee:      0.15%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Earning Enhancement Death Benefit Rider (EEB) fee:            0.30%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Earning Enhancement Plus Death Benefit Rider (EEP) fee:       0.40%

(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


Annual Variable Account Expenses
(as a percentage of average subaccount value)                 0.55%

--------------------------------------------------------------------------------
5   PROSPECTUS -- AUG. 9, 2001


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                          .56%           .13%         .26%         .95%(1)
   Bond Fund                                                         .60            .13          .06          .79(2)
   Capital Resource Fund                                             .60            .13          .04          .77(2)
   Cash Management Fund                                              .51            .13          .04          .68(2)
   Diversified Equity Income Fund                                    .56            .13          .26          .95(1)
   Emerging Markets Fund                                            1.13            .13          .43         1.69(1)
   Equity Select Fund                                                .65            .13          .32         1.10(3)
   Extra Income Fund                                                 .62            .13          .07          .82(2)
   Federal Income Fund                                               .61            .13          .13          .87(1)
   Global Bond Fund                                                  .84            .13          .10         1.07(2)
   Growth Fund                                                       .64            .13          .18          .95(1)
   International Fund                                                .82            .13          .07         1.02(2)
   Managed Fund                                                      .59            .13          .03          .75(2)
   New Dimensions Fund(R)                                            .60            .13          .05          .78(2)

   Partners Small Cap Value Fund                                    1.10            .13          .27         1.50(3)

   S&P 500 Index Fund                                                .28            .13          .07          .48(1)
   Small Cap Advantage Fund                                          .75            .13          .31         1.19(1)

   Stock Fund                                                        .60            .13          .37         1.10(3)

   Strategy Aggressive Fund                                          .59            .13          .05          .77(2)
AIM V.I.

   Capital Appreciation Fund, Series II                              .61            .25          .21         1.07(4)
   Capital Development Fund, Series II                               .75            .25          .43         1.43(4)
Alliance VP
   AllianceBernstein International Value Portfolio (Class B)         .01            .25          .94         1.20(5)
   Growth & Income Portfolio (Class B)                               .63            .25          .07          .95(6)
American Century VP
   International, Class II                                          1.40            .25           --         1.65(7)
   Value, Class II                                                   .90            .25           --         1.15(7)

Calvert Variable Series, Inc.
   Social Balanced Portfolio                                         .70             --          .16          .86(8)


Evergreen VA
   Capital Growth Fund, Class L Shares                               .80            .25          .05         1.10(9)

Fidelity VIP

   III Growth & Income Portfolio (Service Class 2)                   .48            .25          .12          .85(10)
   III Mid Cap Portfolio (Service Class 2)                           .57            .25          .17          .99(11)
   Overseas Portfolio (Service Class 2)                              .72            .25          .18         1.15(12)

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2                               .58            .25          .02          .85(13),(14)
   Franklin Value Securities Fund - Class 2                          .58            .25          .26         1.09(14),(15)

   Mutual Shares Securities Fund - Class 2                           .60            .25          .20         1.05(14)

Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                         .70             --          .20          .90(16)
   Mid Cap Value Fund                                                .80             --          .25         1.05(16)


--------------------------------------------------------------------------------
6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total

INVESCO VIF
   Dynamics Fund                                                     .75%            --%         .34%        1.09%(17),(18)
   Financial Services Fund                                           .75             --          .34         1.09(17),(18)
   Technology Fund                                                   .72             --          .30         1.02(17),(18)
   Telecommunications Fund                                           .75             --          .31         1.06(17),(18)


Janus Aspen Series
   Global Technology Portfolio: Service Shares                       .65            .25          .04          .94(19)
   International Growth Portfolio: Service Shares                    .65            .25          .06          .96(19)
Lazard Retirement Series
   International Equity Portfolio                                    .75            .25          .25         1.25(20)
MFS(R)
   Investors Growth Stock Series - Service Class
   (Previously MFS(R) Growth Series)                                 .75            .20          .16         1.11(21),(22),(23)
   New Discovery Series - Service Class                              .90            .20          .16         1.26(21),(22),(23)

   Utilities Series - Service Class                                  .75            .20          .16         1.11(21),(22)
Pioneer VCT
   Pioneer Equity-Income VCT Portfolio - Class II Shares             .65            .25          .06          .96(24)
   Pioneer Europe VCT Portfolio - Class II Shares                    .90            .25          .55         1.70(25)
Putnam Variable Trust
   Putnam VT Health Sciences Fund - Class IB Shares                  .70            .25          .09         1.04(26)
   Putnam VT International Growth Fund - Class IB Shares             .76            .25          .18         1.19(26)

   Putnam VT Vista Fund - Class IB Shares                            .60            .25          .07          .92(26)


Strong Funds
   Strong Opportunity Fund II - Advisor Class                        .75            .15          .35         1.25(27)


Wanger
   International Small Cap                                          1.20             --          .21         1.41(6),(28)
   U.S. Small Cap                                                    .95             --          .05         1.00(6),(28)
Wells Fargo VT
   Asset Allocation Fund                                             .57            .25          .18         1.00(29)
   International Equity Fund                                         .15            .25          .60         1.00(29)
   Small Cap Growth Fund                                             .15            .25          .80         1.20(29)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund, 0.57% and 1.80% for AXP VP Partners Small Cap Value Fund and 0.44% and 1.17% for AXP VP Stock Fund.

(4) Management and other expenses are based on estimated amounts for the current fiscal year.
(5) The Portfolio's expense figures are based on estimated expenses after advisory fee waiver. Absent such waiver, "Management fees" and "Total" would be 1.00% and 2.19%.
(6) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(7) Annual expenses estimated as of inception date of July 16, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expenses are estimated for the year ending Dec. 31, 2001. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers at any time. The estimated Annual Fund Operating Expenses reflect fee waivers and expense reimbursements. Excluding current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.24% for Class L shares.
(10) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.25% This arrangement can be discontinued by FMR at any time.



--------------------------------------------------------------------------------
7   PROSPECTUS -- AUG. 9, 2001

(11) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(12) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.
(13) The Fund administration fee is paid indirectly through the management fee.
(14) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(16) Expense ratios are shown after fee waivers and expense reimbursements by the Investment advisor. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a service mark of Goldman Sachs & Co.
(17) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(18) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31,2000 were insignificant.
(19) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(20) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(21) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(22) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series and 1.10% for Utilities Series.
(23) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(24) The portfolio's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(25) The portfolio's expense figures are based on estimated expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver. Without the fee waiver "Management fees" and "Total" would be 1.00% and 1.80% for the portfolio.
(26) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(27) The fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee. Absent this waiver, "12b-1 fees" would be 0.25% and it is estimated that "Total" expenses would be 1.35%.
(28) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(29) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.



--------------------------------------------------------------------------------
8   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Example:*


In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. This example assumes that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider, 3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, 4) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider, 5) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders, and 6) the contract with the selection of both the Maximum Anniversary Value Death Benefit Rider and the Enhanced Earnings Plus Death Benefit Riders.




You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.

                                                                 1 year        3 years      5 years     10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders                          $15.92         $49.40      $ 85.20      $185.95
   optional MAV                                                    17.46          54.09        93.15       202.47
   optional EEB                                                    18.99          58.76       101.04       218.75
   optional EEP                                                    20.02          61.87       106.28       229.47
   optional MAV and EEB                                            20.53          63.43       108.88       234.79
   optional MAV and EEP                                            21.56          66.52       114.09       245.35
AXP(R) VP - Bond Fund
   base contract with no optional riders                           14.28          44.38        76.68       168.06
   optional MAV                                                    15.82          49.09        84.67       184.84
   optional EEB                                                    17.35          53.78        92.62       201.38
   optional EEP                                                    18.38          56.90        97.89       212.27
   optional MAV and EEB                                            18.89          58.45       100.52       217.67
   optional MAV and EEP                                            19.92          61.56       105.75       228.40
AXP(R) VP - Capital Resource Fund
   base contract with no optional riders                           14.07          43.75        75.61       165.81
   optional MAV                                                    15.61          48.46        83.61       182.62
   optional EEB                                                    17.15          53.15        91.56       199.19
   optional EEP                                                    18.17          56.27        96.84       210.10
   optional MAV and EEB                                            18.69          57.83        99.47       215.51
   optional MAV and EEP                                            19.71          60.94       104.71       226.26
AXP(R) VP - Cash Management Fund
   base contract with no optional riders                           13.15          40.92        70.78       155.60
   optional MAV                                                    14.69          45.64        78.81       172.56
   optional EEB                                                    16.23          50.34        86.80       189.28
   optional EEP                                                    17.25          53.47        92.09       200.28
   optional MAV and EEB                                            17.76          55.03        94.73       205.75
   optional MAV and EEP                                            18.79          58.14        99.99       216.59
AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders                           15.92          49.40        85.20       185.95
   optional MAV                                                    17.46          54.09        93.15       202.47
   optional EEB                                                    18.99          58.76       101.04       218.75
   optional EEP                                                    20.02          61.87       106.28       229.47
   optional MAV and EEB                                            20.53          63.43       108.88       234.79
   optional MAV and EEP                                            21.56          66.52       114.09       245.35


--------------------------------------------------------------------------------
9   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)


                                                                   1 year        3 years      5 years     10 years
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders                          $23.50         $72.39      $123.91      $265.13
   optional MAV                                                    25.04          77.01       131.61       280.49
   optional EEB                                                    26.58          81.62       139.26       295.62
   optional EEP                                                    27.60          84.68       144.34       305.58
   optional MAV and EEB                                            28.12          86.21       146.87       310.53
   optional MAV and EEP                                            29.14          89.26       151.91       320.34
AXP(R) VP - Equity Select Fund
   base contract with no optional riders                           17.46          54.09        93.15       202.47
   optional MAV                                                    18.99          58.76       101.04       218.75
   optional EEB                                                    20.53          63.43       108.88       234.79
   optional EEP                                                    21.56          66.52       114.09       245.35
   optional MAV and EEB                                            22.07          68.07       116.68       250.59
   optional MAV and EEP                                            23.09          71.16       121.85       261.00
AXP(R) VP - Extra Income Fund
   base contract with no optional riders                           14.59          45.33        78.28       171.44
   optional MAV                                                    16.12          50.03        86.27       188.17
   optional EEB                                                    17.66          54.71        94.20       204.66
   optional EEP                                                    18.69          57.83        99.47       215.51
   optional MAV and EEB                                            19.20          59.39       102.09       220.90
   optional MAV and EEP                                            20.22          62.49       107.32       231.60
AXP(R) VP - Federal Income Fund
   base contract with no optional riders                           15.10          46.89        80.95       177.04
   optional MAV                                                    16.64          51.59        88.92       193.69
   optional EEB                                                    18.17          56.27        96.84       210.10
   optional EEP                                                    19.20          59.39       102.09       220.90
   optional MAV and EEB                                            19.71          60.94       104.71       226.26
   optional MAV and EEP                                            20.74          64.05       109.93       236.91
AXP(R) VP - Global Bond Fund
   base contract with no optional riders                           17.15          53.15        91.56       199.19
   optional MAV                                                    18.69          57.83        99.47       215.51
   optional EEB                                                    20.22          62.49       107.32       231.60
   optional EEP                                                    21.25          65.60       112.53       242.19
   optional MAV and EEB                                            21.76          67.14       115.12       247.45
   optional MAV and EEP                                            22.79          70.23       120.30       257.89
AXP(R) VP - Growth Fund
   base contract with no optional riders                           15.92          49.40        85.20       185.95
   optional MAV                                                    17.46          54.09        93.15       202.47
   optional EEB                                                    18.99          58.76       101.04       218.75
   optional EEP                                                    20.02          61.87       106.28       229.47
   optional MAV and EEB                                            20.53          63.43       108.88       234.79
   optional MAV and EEP                                            21.56          66.52       114.09       245.35


--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


AXP(R) VP - International Fund
   base contract with no optional riders                          $16.64         $51.59      $ 88.92      $193.69
   optional MAV                                                    18.17          56.27        96.84       210.10
   optional EEB                                                    19.71          60.94       104.71       226.26
   optional EEP                                                    20.74          64.05       109.93       236.91
   optional MAV and EEB                                            21.25          65.60       112.53       242.19
   optional MAV and EEP                                            22.27          68.69       117.72       252.68
AXP(R) VP - Managed Fund
   base contract with no optional riders                           13.87          43.13        74.54       163.55
   optional MAV                                                    15.41          47.83        82.55       180.39
   optional EEB                                                    16.94          52.53        90.51       196.99
   optional EEP                                                    17.97          55.65        95.78       207.92
   optional MAV and EEB                                            18.48          57.21        98.42       213.35
   optional MAV and EEP                                            19.51          60.32       103.66       224.12
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders                           14.18          44.07        76.14       166.94
   optional MAV                                                    15.71          48.77        84.14       183.73
   optional EEB                                                    17.25          53.47        92.09       200.28
   optional EEP                                                    18.28          56.58        97.36       211.18
   optional MAV and EEB                                            18.79          58.14        99.99       216.59
   optional MAV and EEP                                            19.81          61.25       105.23       227.33
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders                           21.56          66.52       114.09       245.35
   optional MAV                                                    23.09          71.16       121.85       261.00
   optional EEB                                                    24.63          75.78       129.56       276.42
   optional EEP                                                    25.66          78.86       134.68       286.57
   optional MAV and EEB                                            26.17          80.39       137.23       291.61
   optional MAV and EEP                                            27.19          83.45       142.31       301.61
AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders                           11.10          34.61        59.99       132.60
   optional MAV                                                    12.64          39.35        68.09       149.89
   optional EEB                                                    14.18          44.07        76.14       166.94
   optional EEP                                                    15.20          47.21        81.48       178.16
   optional MAV and EEB                                            15.71          48.77        84.14       183.73
   optional MAV and EEP                                            16.74          51.90        89.45       194.79
AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders                           18.38          56.90        97.89       212.27
   optional MAV                                                    19.92          61.56       105.75       228.40
   optional EEB                                                    21.45          66.21       113.57       244.30
   optional EEP                                                    22.48          69.31       118.75       254.77
   optional MAV and EEB                                            22.99          70.85       121.33       259.96
   optional MAV and EEP                                            24.02          73.94       126.48       270.28



--------------------------------------------------------------------------------
11   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


AXP(R) VP - Stock Fund
   base contract with no optional riders                          $17.46         $54.09      $ 93.15      $202.47
   optional MAV                                                    18.99          58.76       101.04       218.75
   optional EEB                                                    20.53          63.43       108.88       234.79
   optional EEP                                                    21.56          66.52       114.09       245.35
   optional MAV and EEB                                            22.07          68.07       116.68       250.59
   optional MAV and EEP                                            23.09          71.16       121.85       261.00
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders                           14.07          43.75        75.61       165.81
   optional MAV                                                    15.61          48.46        83.61       182.62
   optional EEB                                                    17.15          53.15        91.56       199.19
   optional EEP                                                    18.17          56.27        96.84       210.10
   optional MAV and EEB                                            18.69          57.83        99.47       215.51
   optional MAV and EEP                                            19.71          60.94       104.71       226.26
AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders                           17.15          53.15        91.56       199.19
   optional MAV                                                    18.69          57.83        99.47       215.51
   optional EEB                                                    20.22          62.49       107.32       231.60
   optional EEP                                                    21.25          65.60       112.53       242.19
   optional MAV and EEB                                            21.76          67.14       115.12       247.45
   optional MAV and EEP                                            22.79          70.23       120.30       257.89
AIM V.I. Capital Development Fund, Series II
   base contract with no optional riders                           20.84          64.36       110.45       237.97
   optional MAV                                                    22.38          69.00       118.23       253.72
   optional EEB                                                    23.91          73.63       125.97       269.25
   optional EEP                                                    24.94          76.71       131.10       279.47
   optional MAV and EEB                                            25.45          78.24       133.66       284.55
   optional MAV and EEP                                            26.48          81.31       138.76       294.62
Alliance VP AllianceBernstein
International Value Portfolio (Class B)
   base contract with no optional riders                           18.48          57.21        98.42       213.35
   optional MAV                                                    20.02          61.87       106.28       229.47
   optional EEB                                                    21.56          66.52       114.09       245.35
   optional EEP                                                    22.58          69.62       119.27       255.81
   optional MAV and EEB                                            23.09          71.16       121.85       261.00
   optional MAV and EEP                                            24.12          74.24       127.00       271.30
Alliance VP Growth & Income Portfolio (Class B)
   base contract with no optional riders                           15.92          49.40        85.20       185.95
   optional MAV                                                    17.46          54.09        93.15       202.47
   optional EEB                                                    18.99          58.76       101.04       218.75
   optional EEP                                                    20.02          61.87       106.28       229.47
   optional MAV and EEB                                            20.53          63.43       108.88       234.79
   optional MAV and EEP                                            21.56          66.52       114.09       245.35


--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


American Century VP International, Class II
   base contract with no optional riders                          $23.09         $71.16      $121.85      $261.00
   optional MAV                                                    24.63          75.78       129.56       276.42
   optional EEB                                                    26.17          80.39       137.23       291.61
   optional EEP                                                    27.19          83.45       142.31       301.61
   optional MAV and EEB                                            27.71          84.98       144.84       306.57
   optional MAV and EEP                                            28.73          88.04       149.90       316.43
American Century VP Value, Class II
   base contract with no optional riders                           17.97          55.65        95.78       207.92
   optional MAV                                                    19.51          60.32       103.66       224.12
   optional EEB                                                    21.04          64.98       111.49       240.08
   optional EEP                                                    22.07          68.07       116.68       250.59
   optional MAV and EEB                                            22.58          69.62       119.27       255.81
   optional MAV and EEP                                            23.61          72.70       124.43       266.16
Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders                           15.00          46.58        80.41       175.92
   optional MAV                                                    16.53          51.28        88.39       192.59
   optional EEB                                                    18.07          55.96        96.31       209.01
   optional EEP                                                    19.10          59.08       101.57       219.83
   optional MAV and EEB                                            19.61          60.63       104.17       225.19
   optional MAV and EEP                                            20.63          63.74       109.41       235.85
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders                           17.46          54.09        93.15       202.47
   optional MAV                                                    18.99          58.76       101.04       218.75
   optional EEB                                                    20.53          63.43       108.88       234.79
   optional EEP                                                    21.56          66.52       114.09       245.35
   optional MAV and EEB                                            22.07          68.07       116.68       250.59
   optional MAV and EEP                                            23.09          71.16       121.85       261.00
Fidelity VIP III Growth & Income Portfolio
(Service Class 2)
   base contract with no optional riders                           14.89          46.27        79.88       174.80
   optional MAV                                                    16.43          50.97        87.86       191.49
   optional EEB                                                    17.97          55.65        95.78       207.92
   optional EEP                                                    18.99          58.76       101.04       218.75
   optional MAV and EEB                                            19.51          60.32       103.66       224.12
   optional MAV and EEP                                            20.53          63.43       108.88       234.79
Fidelity VIP III Mid Cap Portfolio (Service Class 2)
   base contract with no optional riders                           16.33          50.65        87.33       190.38
   optional MAV                                                    17.87          55.34        95.26       206.84
   optional EEB                                                    19.40          60.01       103.14       223.05
   optional EEP                                                    20.43          63.11       108.36       233.73
   optional MAV and EEB                                            20.94          64.67       110.97       239.02
   optional MAV and EEP                                            21.97          67.76       116.16       249.54



--------------------------------------------------------------------------------
13   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


Fidelity VIP Overseas Portfolio (Service Class 2)
   base contract with no optional riders                          $17.97         $55.65      $ 95.78      $207.92
   optional MAV                                                    19.51          60.32       103.66       224.12
   optional EEB                                                    21.04          64.98       111.49       240.08
   optional EEP                                                    22.07          68.07       116.68       250.59
   optional MAV and EEB                                            22.58          69.62       119.27       255.81
   optional MAV and EEP                                            23.61          72.70       124.43       266.16
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders                           14.89          46.27        79.88       174.80
   optional MAV                                                    16.43          50.97        87.86       191.49
   optional EEB                                                    17.97          55.65        95.78       207.92
   optional EEP                                                    18.99          58.76       101.04       218.75
   optional MAV and EEB                                            19.51          60.32       103.66       224.12
   optional MAV and EEP                                            20.53          63.43       108.88       234.79
FTVIPT Franklin Value Securities Fund - Class 2
   base contract with no optional riders                           17.35          53.78        92.62       201.38
   optional MAV                                                    18.89          58.45       100.52       217.67
   optional EEB                                                    20.43          63.11       108.36       233.73
   optional EEP                                                    21.45          66.21       113.57       244.30
   optional MAV and EEB                                            21.97          67.76       116.16       249.54
   optional MAV and EEP                                            22.99          70.85       121.33       259.96
FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders                           16.94          52.53        90.51       196.99
   optional MAV                                                    18.48          57.21        98.42       213.35
   optional EEB                                                    20.02          61.87       106.28       229.47
   optional EEP                                                    21.04          64.98       111.49       240.08
   optional MAV and EEB                                            21.56          66.52       114.09       245.35
   optional MAV and EEP                                            22.58          69.62       119.27       255.81
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders                           15.41          47.83        82.55       180.39
   optional MAV                                                    16.94          52.53        90.51       196.99
   optional EEB                                                    18.48          57.21        98.42       213.35
   optional EEP                                                    19.51          60.32       103.66       224.12
   optional MAV and EEB                                            20.02          61.87       106.28       229.47
   optional MAV and EEP                                            21.04          64.98       111.49       240.08
Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders                           16.94          52.53        90.51       196.99
   optional MAV                                                    18.48          57.21        98.42       213.35
   optional EEB                                                    20.02          61.87       106.28       229.47
   optional EEP                                                    21.04          64.98       111.49       240.08
   optional MAV and EEB                                            21.56          66.52       114.09       245.35
   optional MAV and EEP                                            22.58          69.62       119.27       255.81



--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


INVESCO VIF - Dynamics Fund
   base contract with no optional riders                          $17.35         $53.78      $ 92.62      $201.38
   optional MAV                                                    18.89          58.45       100.52       217.67
   optional EEB                                                    20.43          63.11       108.36       233.73
   optional EEP                                                    21.45          66.21       113.57       244.30
   optional MAV and EEB                                            21.97          67.76       116.16       249.54
   optional MAV and EEP                                            22.99          70.85       121.33       259.96
INVESCO VIF - Financial Services Fund
   base contract with no optional riders                           17.35          53.78        92.62       201.38
   optional MAV                                                    18.89          58.45       100.52       217.67
   optional EEB                                                    20.43          63.11       108.36       233.73
   optional EEP                                                    21.45          66.21       113.57       244.30
   optional MAV and EEB                                            21.97          67.76       116.16       249.54
   optional MAV and EEP                                            22.99          70.85       121.33       259.96
INVESCO VIF - Technology Fund
   base contract with no optional riders                           16.64          51.59        88.92       193.69
   optional MAV                                                    18.17          56.27        96.84       210.10
   optional EEB                                                    19.71          60.94       104.71       226.26
   optional EEP                                                    20.74          64.05       109.93       236.91
   optional MAV and EEB                                            21.25          65.60       112.53       242.19
   optional MAV and EEP                                            22.27          68.69       117.72       252.68
INVESCO VIF - Telecommunications Fund
   base contract with no optional riders                           17.05          52.84        91.03       198.09
   optional MAV                                                    18.58          57.52        98.94       214.43
   optional EEB                                                    20.12          62.18       106.80       230.53
   optional EEP                                                    21.15          65.29       112.01       241.14
   optional MAV and EEB                                            21.66          66.83       114.61       246.40
   optional MAV and EEP                                            22.68          69.93       119.78       256.85
Janus Aspen Series Global
Technology Portfolio: Service Shares
   base contract with no optional riders                           15.82          49.09        84.67       184.84
   optional MAV                                                    17.35          53.78        92.62       201.38
   optional EEB                                                    18.89          58.45       100.52       217.67
   optional EEP                                                    19.92          61.56       105.75       228.40
   optional MAV and EEB                                            20.43          63.11       108.36       233.73
   optional MAV and EEP                                            21.45          66.21       113.57       244.30
Janus Aspen Series International
Growth Portfolio: Service Shares
   base contract with no optional riders                           16.02          49.71        85.74       187.06
   optional MAV                                                    17.56          54.40        93.68       203.56
   optional EEB                                                    19.10          59.08       101.57       219.83
   optional EEP                                                    20.12          62.18       106.80       230.53
   optional MAV and EEB                                            20.63          63.74       109.41       235.85
   optional MAV and EEP                                            21.66          66.83       114.61       246.40



--------------------------------------------------------------------------------
15   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


Lazard Retirement Series International Equity Portfolio
   base contract with no optional riders                          $18.99         $58.76      $101.04      $218.75
   optional MAV                                                    20.53          63.43       108.88       234.79
   optional EEB                                                    22.07          68.07       116.68       250.59
   optional EEP                                                    23.09          71.16       121.85       261.00
   optional MAV and EEB                                            23.61          72.70       124.43       266.16
   optional MAV and EEP                                            24.63          75.78       129.56       276.42
MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders                           17.56          54.40        93.68       203.56
   optional MAV                                                    19.10          59.08       101.57       219.83
   optional EEB                                                    20.63          63.74       109.41       235.85
   optional EEP                                                    21.66          66.83       114.61       246.40
   optional MAV and EEB                                            22.17          68.38       117.20       251.64
   optional MAV and EEP                                            23.20          71.47       122.37       262.03
MFS(R) New Discovery Series - Service Class
   base contract with no optional riders                           19.10          59.08       101.57       219.83
   optional MAV                                                    20.63          63.74       109.41       235.85
   optional EEB                                                    22.17          68.38       117.20       251.64
   optional EEP                                                    23.20          71.47       122.37       262.03
   optional MAV and EEB                                            23.71          73.01       124.94       267.19
   optional MAV and EEP                                            24.73          76.09       130.08       277.44
MFS(R) Utilities Series - Service Class
   base contract with no optional riders                           17.56          54.40        93.68       203.56
   optional MAV                                                    19.10          59.08       101.57       219.83
   optional EEB                                                    20.63          63.74       109.41       235.85
   optional EEP                                                    21.66          66.83       114.61       246.40
   optional MAV and EEB                                            22.17          68.38       117.20       251.64
   optional MAV and EEP                                            23.20          71.47       122.37       262.03
Pioneer Equity-Income VCT Portfolio - Class II Shares
   base contract with no optional riders                           16.02          49.71        85.74       187.06
   optional MAV                                                    17.56          54.40        93.68       203.56
   optional EEB                                                    19.10          59.08       101.57       219.83
   optional EEP                                                    20.12          62.18       106.80       230.53
   optional MAV and EEB                                            20.63          63.74       109.41       235.85
   optional MAV and EEP                                            21.66          66.83       114.61       246.40
Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders                           23.61          72.70       124.43       266.16
   optional MAV                                                    25.14          77.32       132.12       281.50
   optional EEB                                                    26.68          81.92       139.77       296.62
   optional EEP                                                    27.71          84.98       144.84       306.57
   optional MAV and EEB                                            28.22          86.51       147.37       311.51
   optional MAV and EEP                                            29.24          89.56       152.41       321.32



--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3



You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


Putnam VT Health Sciences Fund: Class IB Shares
   base contract with no optional riders                          $16.84         $52.22      $ 89.98      $195.89
   optional MAV                                                    18.38          56.90        97.89       212.27
   optional EEB                                                    19.92          61.56       105.75       228.40
   optional EEP                                                    20.94          64.67       110.97       239.02
   optional MAV and EEB                                            21.45          66.21       113.57       244.30
   optional MAV and EEP                                            22.48          69.31       118.75       254.77
Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders                           18.38          56.90        87.89       212.27
   optional MAV                                                    19.92          61.56       105.75       228.40
   optional EEB                                                    21.45          66.21       113.57       244.30
   optional EEP                                                    22.48          69.31       118.75       254.77
   optional MAV and EEB                                            22.99          70.85       121.33       259.96
   optional MAV and EEP                                            24.02          73.94       126.48       270.28
Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders                           15.61          48.46        83.61       182.62
   optional MAV                                                    17.15          53.15        91.56       199.19
   optional EEB                                                    18.69          57.83        99.47       215.51
   optional EEP                                                    19.71          60.94       104.71       226.26
   optional MAV and EEB                                            20.22          62.49       107.32       231.60
   optional MAV and EEP                                            21.25          65.60       112.53       242.19
Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders                           18.99          58.76       101.04       218.75
   optional MAV                                                    20.53          63.43       108.88       234.79
   optional EEB                                                    22.07          68.07       116.68       250.59
   optional EEP                                                    23.09          71.16       121.85       261.00
   optional MAV and EEB                                            23.61          72.70       124.43       266.16
   optional MAV and EEP                                            24.63          75.78       129.56       276.42
Wanger International Small Cap
   base contract with no optional riders                           20.63          63.74       109.41       235.85
   optional MAV                                                    22.17          68.38       117.20       251.64
   optional EEB                                                    23.71          73.01       124.94       267.19
   optional EEP                                                    24.73          76.09       130.08       277.44
   optional MAV and EEB                                            25.25          77.63       132.63       282.53
   optional MAV and EEP                                            26.27          80.70       137.74       292.61
Wanger U.S. Small Cap
   base contract with no optional riders                           16.43          50.97        87.86       191.49
   optional MAV                                                    17.97          55.65        95.78       207.92
   optional EEB                                                    19.51          60.32       103.66       224.12
   optional EEP                                                    20.53          63.43       108.88       234.79
   optional MAV and EEB                                            21.04          64.98       111.49       240.08
   optional MAV and EEP                                            22.07          68.07       116.68       250.59



--------------------------------------------------------------------------------
17   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period. (continued)

                                                                   1 year        3 years      5 years     10 years


Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders                          $16.43         $50.97      $ 87.86      $191.49
   optional MAV                                                    17.97          55.65        95.78       207.92
   optional EEB                                                    19.51          60.32       103.66       224.12
   optional EEP                                                    20.53          63.43       108.88       234.79
   optional MAV and EEB                                            21.04          64.98       111.49       240.08
   optional MAV and EEP                                            22.07          68.07       116.68       250.59
Wells Fargo VT International Equity Fund
   base contract with no optional riders                           16.43          50.97        87.86       191.49
   optional MAV                                                    17.97          55.65        95.78       207.92
   optional EEB                                                    19.51          60.32       103.66       224.12
   optional EEP                                                    20.53          63.43       108.88       234.79
   optional MAV and EEB                                            21.04          64.98       111.49       240.08
   optional MAV and EEP                                            22.07          68.07       116.68       250.59
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders                           18.48          57.21        98.42       213.55
   optional MAV                                                    20.02          61.87       106.28       229.47
   optional EEB                                                    21.56          66.52       114.09       245.35
   optional EEP                                                    22.58          69.62       119.27       255.81
   optional MAV and EEB                                            23.09          71.16       121.85       261.00
   optional MAV and EEP                                            24.12          74.24       127.00       271.30



* In this example, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.



You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.



--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

Year ended Dec. 31,                                                                                                2000     1999
Subaccount BC3(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.11    $1.00
Accumulation unit value at end of period                                                                          $0.99    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                             454      211
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount BD3(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.02    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             410       47
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount CR3(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                    $1.14    $1.00
Accumulation unit value at end of period                                                                          $0.94    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                                             266      872
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount CM3(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.07    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           6,615    2,266
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
Simple yield(2)                                                                                                   5.31%    5.51%
Compound yield(2)                                                                                                 5.45%    5.66%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount DE3(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                    $1.02    $1.00
Accumulation unit value at end of period                                                                          $1.01    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             218       23
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EM3(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.75       --
Number of accumulation units outstanding at end of period (000 omitted)                                               1       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount EI3(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $0.91    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           1,186       48
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount FI3(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                    $1.01    $1.00
Accumulation unit value at end of period                                                                          $1.09    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                               1       10
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount GB3(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00    $1.00
Accumulation unit value at end of period                                                                          $1.03    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                               4        3
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount GR3(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                    $1.17    $1.00
Accumulation unit value at end of period                                                                          $0.94    $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                           1,762      401
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
19   PROSPECTUS -- AUG. 9, 2001


Year ended Dec. 31,                                                                                                2000     1999
Subaccount IE3(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                    $1.27    $1.00
Accumulation unit value at end of period                                                                          $0.95    $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                              81      133
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount MF3(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                    $1.09    $1.00
Accumulation unit value at end of period                                                                          $1.06    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                             145       10
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount ND3(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                   )$1.19    $1.00
Accumulation unit value at end of period                                                                          $1.08    $1.19
Number of accumulation units outstanding at end of period (000 omitted)                                           3,919      426
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount IV3(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)                                             285       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SC3(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.12    $1.00
Accumulation unit value at end of period                                                                          $1.16    $1.12
Number of accumulation units outstanding at end of period (000 omitted)                                             286       28
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount SA3(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                    $1.52    $1.00
Accumulation unit value at end of period                                                                          $1.22    $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                             798       33
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount 3SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                               5       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount 3RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.26    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                             148        4
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund
- Class 2)
Accumulation unit value at beginning of period                                                                    $0.96    $1.00
Accumulation unit value at end of period                                                                          $1.20    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                               9        2
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount 3UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                    $1.10    $1.00
Accumulation unit value at end of period                                                                          $0.99    $1.10
Number of accumulation units outstanding at end of period (000 omitted)                                             577      170
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                    $0.95    $1.00
Accumulation unit value at end of period                                                                          $1.24    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              15        8
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3



Year ended Dec. 31,                                                                                                2000     1999
Subaccount 3GT(3) (Investing in shares of Janus Aspen Series

Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.68       --
Number of accumulation units outstanding at end of period (000 omitted)                                             310       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3IG(3) (Investing in shares of Janus Aspen Series
International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.80       --
Number of accumulation units outstanding at end of period (000 omitted)                                             556       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                    $1.07    $1.00
Accumulation unit value at end of period                                                                          $0.96    $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                              57        8
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series -
Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                                             533       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                    $1.00       --
Accumulation unit value at end of period                                                                          $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                             352       --
Ratio of operating expense to average net assets                                                                  0.55%       --
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount 3VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                                                                    $1.36    $1.00
Accumulation unit value at end of period                                                                          $1.29    $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                           1,330      183
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount 3IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                    $1.51    $1.00
Accumulation unit value at end of period                                                                          $1.09    $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                             599      112
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount 3SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                    $1.15    $1.00
Accumulation unit value at end of period                                                                          $1.05    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                             990      125
Ratio of operating expense to average net assets                                                                  0.55%    0.55%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.

--------------------------------------------------------------------------------
21   PROSPECTUS -- AUG. 9, 2001

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value. We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o  contract administrative charge,
o  applicable mortality and expense risk fee,
o  Maximum Anniversary Value Death Benefit Rider fee, and
o  Enhanced Earnings Plus Death Benefit Rider fee.

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

----------------- ---------------- --------------------------------------- ------------------------
Subaccount        Investing In     Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
----------------- ---------------- --------------------------------------- ------------------------
BC3               AXP(R)           Objective: long-term total return       IDS Life, investment
                  Variable         exceeding that of the U.S. stock        manager; American
                  Portfolio -      market. Invests primarily in common     Express Financial
                  Blue Chip        stocks of companies included in the     Corporation (AEFC),
                  Advantage Fund   unmanaged S&P 500 Index.                investment advisor.
----------------- ---------------- --------------------------------------- ------------------------
BD3               AXP(R)           Objective: high level of current        IDS Life, investment
                  Variable         income while conserving the value of    manager; AEFC,
                  Portfolio -      the investment and continuing a high    investment advisor.
                  Bond Fund        level of income for the longest time
                                   period. Invests primarily in bonds
                                   and other debt obligations.
----------------- ---------------- --------------------------------------- ------------------------
CR3               AXP(R)           Objective: capital appreciation.        IDS Life, investment
                  Variable         Invests primarily in U.S. common        manager; AEFC,
                  Portfolio -      stocks and other securities             investment advisor.
                  Capital          convertible into common stocks.
                  Resource Fund
----------------- ---------------- --------------------------------------- ------------------------
CM3               AXP(R)           Objective: maximum current income       IDS Life, investment
                  Variable         consistent with liquidity and           manager; AEFC,
                  Portfolio -      stability of principal. Invests in      investment advisor.
                  Cash             money market securities.
                  Management Fund
----------------- ---------------- --------------------------------------- ------------------------
DE3               AXP(R)           Objective: a high level of current      IDS Life, investment
                  Variable         income and, as a secondary goal,        manager; AEFC,
                  Portfolio -      steady growth of capital. Invests       investment advisor.
                  Diversified      primarily in dividend-paying common
                  Equity Income    and preferred stocks.
                  Fund
----------------- ---------------- --------------------------------------- ------------------------
EM3               AXP(R)           Objective: long-term capital growth.    IDS Life, investment
                  Variable         Invests primarily in equity             manager; AEFC,
                  Portfolio -      securities of companies in emerging     investment advisor;
                  Emerging         markets.                                American Express Asset
                  Markets Fund                                             Management
                                                                           International, Inc., a
                                                                           wholly-owned
                                                                           subsidiary of AEFC, is
                                                                           the sub-investment
                                                                           advisor.
----------------- ---------------- --------------------------------------- ------------------------
ES3               AXP(R)           Objective: growth of capital. Invests   IDS Life, investment
                  Variable         primarily in growth of medium-sized     manager; AEFC,
                  Portfolio -      companies.                              investment advisor.
                  Equity Select
                  Fund
----------------- ---------------- --------------------------------------- ------------------------
EI3               AXP(R)           Objective: high current income, with    IDS Life, investment
                  Variable         capital growth as a secondary           manager; AEFC,
                  Portfolio -      objective. Invests primarily in         investment advisor.
                  Extra Income     high-yielding, high-risk corporate
                  Fund             bonds issued by U.S. and foreign
                                   companies and governments.
----------------- ---------------- --------------------------------------- ------------------------
FI3               AXP(R)           Objective: a high level of current      IDS Life, investment
                  Variable         income and safety of principal          manager; AEFC,
                  Portfolio -      consistent with an investment in U.S.   investment advisor.
                  Federal Income   government and government agency
                  Fund             securities. Invests primarily in debt
                                   obligations issued or guaranteed as
                                   to principal and interest by the U.S.
                                   government, its agencies or
                                   instrumentalities.
----------------- ---------------- --------------------------------------- ------------------------
GB3               AXP(R)           Objective: high total return through    IDS Life, investment
                  Variable         income and growth of capital.           manager; AEFC,
                  Portfolio -      Non-diversified mutual fund that        investment advisor.
                  Global Bond      invests primarily in debt obligations
                  Fund             of U.S. and foreign issuers.
----------------- ---------------- --------------------------------------- ------------------------

--------------------------------------------------------------------------------
23   PROSPECTUS -- AUG. 9, 2001


----------------- ---------------- --------------------------------------- ------------------------
Subaccount        Investing In     Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
----------------- ---------------- --------------------------------------- ------------------------
GR3               AXP(R)           Objective: long-term capital growth.    IDS Life, investment
                  Variable         Invests primarily in common stocks      manager; AEFC,
                  Portfolio -      and securities convertible into         investment advisor.
                  Growth Fund      common stocks that appear to offer
                                   growth opportunities.
----------------- ---------------- --------------------------------------- ------------------------
IE3               AXP(R)           Objective: capital appreciation.        IDS Life, investment
                  Variable         Invests primarily in common stocks or   manager; AEFC,
                  Portfolio -      convertible securities of foreign       investment advisor.
                  International    issuers that offer growth potential.    American Express Asset
                  Fund                                                     Management
                                                                           International, Inc., a
                                                                           wholly-owned
                                                                           subsidiary of AEFC, is
                                                                           the sub-investment
                                                                           advisor.
----------------- ---------------- --------------------------------------- ------------------------
MF3               AXP(R)           Objective: maximum total investment     IDS Life, investment
                  Variable         return through a combination of         manager; AEFC,
                  Portfolio -      capital growth and current income.      investment advisor.
                  Managed Fund     Invests primarily in a combination of
                                   common and preferred stocks,
                                   convertible securities, bonds and
                                   other debt securities.
----------------- ---------------- --------------------------------------- ------------------------
ND3               AXP(R)           Objective: long-term growth of          IDS Life, investment
                  Variable         capital.Invests primarily in common     manager; AEFC,
                  Portfolio -      stocks of U.S. and foreign companies    investment advisor.
                  New Dimensions   showing potential for significant
                  Fund(R)          growth.
----------------- ---------------- --------------------------------------- ------------------------

SV3               AXP(R)           Objective: long term capital            IDS Life, investment
                  Variable         appreciation. Non-diversified fund      manager; AEFC,
                  Portfolio -      that invests primarily in equity        investment advisor;
                  Partners Small   securities.                             Royce & Associates,
                  Cap Value Fund*                                          Inc and EQSF Advisers,
                                                                           Inc., sub-investment
                                                                           advisors.

----------------- ---------------- --------------------------------------- ------------------------
IV3               AXP(R)           Objective: long-term capital            IDS Life, investment
                  Variable         appreciation. Invests primarily in      manager; AEFC,
                  Portfolio -      securities that are expected to         investment advisor.
                  S&P 500 Index    provide investment results that
                  Fund             correspond to the performance of the
                                   S&P 500 Index.
----------------- ---------------- --------------------------------------- ------------------------
SC3               AXP(R)           Objective: long-term capital growth.    IDS Life, investment
                  Variable         Invests primarily in equity stocks of   manager; AEFC,
                  Portfolio -      small companies that are often          investment advisor;
                  Small Cap        included in the S&P SmallCap 600        Kenwood Capital
                  Advantage Fund   Index or the Russell 2000 Index.        Management LLC,
                                                                           sub-investment advisor.
----------------- ---------------- --------------------------------------- ------------------------

ST3               AXP(R)           Objective: current income and growth    IDS Life, investment
                  Variable         of capital. Invests primarily in        manager; AEFC,
                  Portfolio -      common stocks and securities            investment advisor.
                  Stock Fund       convertible into common stock.

----------------- ---------------- --------------------------------------- ------------------------
SA3               AXP(R)           Objective: capital appreciation.        IDS Life, investment
                  Variable         Invests primarily in common stocks of   manager; AEFC,
                  Portfolio -      small- and medium-size companies.       investment advisor.
                  Strategy
                  Aggressive Fund
----------------- ---------------- --------------------------------------- ------------------------

3AC               AIM V.I.         Objective: growth of capital. Invests   A I M Advisors, Inc.
                  Capital          principally in common stocks of
                  Appreciation     companies likely to benefit from new
                  Fund, Series II  or innovative products, services or
                                   processes as well as those with above-average
                                   growth and excellent prospects for future
                                   growth.

----------------- ---------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3



----------------- ---------------- --------------------------------------- ------------------------
Subaccount        Investing In     Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
----------------- ---------------- --------------------------------------- ------------------------


3AD               AIM V.I.         Objective: long term growth of          A I M Advisors, Inc.
                  Capital          capital. Invests primarily in
                  Development      securities (including common stocks,
                  Fund, Series II  convertible securities and bonds) of
                                   small- and medium-sized companies.
----------------- ---------------- --------------------------------------- ------------------------
3AB               Alliance VP      Objective: long-term growth of          Alliance Capital
                  AllianceBernsteincapital.  Invests primarily in a        Management, L.P.
                  International    diversified portfolio of foreign
                  Value            equity securities.
                  Portfolio
                  (Class B)
----------------- ---------------- --------------------------------------- ------------------------
3AL               Alliance VP      Objective: reasonable current income    Alliance Capital
                  Growth &         and reasonable appreciation. Invests    Management, L.P.
                  Income           primarily in dividend-paying common
                  Portfolio        stocks of good quality.
                  (Class B)
----------------- ---------------- --------------------------------------- ------------------------
3AI               American         Objective: long term capital growth.    American Century
                  Century VP       Invests primarily in stocks of          Investment Management,
                  International,   growing foreign companies.              Inc.
                  Class II
----------------- ---------------- --------------------------------------- ------------------------
3AV               American         Objective: long-term capital growth,    American Century
                  Century VP       with income as a secondary objective.   Investment Management,
                  Value, Class II  Invests primarily in stocks of          Inc.
                                   companies that management believes to
                                   be undervalued at the time of
                                   purchase.

----------------- ---------------- --------------------------------------- ------------------------
3SR               Calvert          Objective: income and capital growth.   Calvert Asset
                  Variable         Invests primarily in stocks, bonds      Management Company,
                  Series Inc.      and money market instruments which      Inc. (CAMCO),
                  Social           offer income and capital growth         investment advisor.
                  Balanced         opportunity and which satisfy the       NCM Capital Management
                  Portfolio        investment and social criteria.         Group, Inc. is the
                                                                           investment subadvisor.
----------------- ---------------- --------------------------------------- ------------------------


3CG               Evergreen VA     Objective: long-term capital growth.    Evergreen Investment
                  Capital Growth   The fund seeks to achieve its goal by   Management Company,
                  Fund, Class L    investing primarily in common stocks    LLC. Sub Advisor is
                  Shares           of large U.S. companies, which the      Pilgrim Baxter Value
                                   portfolio managers believe have the     Investors, Inc.
                                   potential for capital growth over the
                                   intermediate- and long-term.
----------------- ---------------- --------------------------------------- ------------------------
3FG               Fidelity VIP     Objective: high total return through    Fidelity Management &
                  III Growth &     a combination of current income and     Research Company
                  Income           capital appreciation. Invests           (FMR), investment
                  Portfolio        primarily in common stocks with a       manager; FMR U.K. and
                  (Service Class   focus on those that pay current         FMR Far East,
                  2)               dividends and show potential for        sub-investment
                                   capital appreciation.                   advisors.
----------------- ---------------- --------------------------------------- ------------------------
3FM               Fidelity VIP     Objective: long-term growth of          FMR, investment
                  III Mid Cap      capital. Invests primarily in medium    manager; FMR U.K. and
                  Portfolio        market capitalization common stocks.    FMR Far East,
                  (Service Class                                           sub-investment
                  2)                                                       advisors.
----------------- ---------------- --------------------------------------- ------------------------
3FO               Fidelity VIP     Objective: long-term growth of          FMR, investment
                  Overseas         capital. Invests primarily in common    manager; FMR U.K., FMR
                  Portfolio        stocks of foreign securities.           Far East, Fidelity
                  (Service Class                                           International
                  2)                                                       Investment Advisors
                                                                           (FIIA) and FIIA U.K.,
                                                                           sub-investment
                                                                           advisors.

----------------- ---------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
25   PROSPECTUS -- AUG. 9, 2001





---------------- ----------------- --------------------------------------- ------------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
---------------- ----------------- --------------------------------------- ------------------------
3RE              FTVIPT Franklin   Objective: capital appreciation with    Franklin Advisers, Inc.
                 Real Estate       a secondary goal to earn current
                 Fund - Class 2    income. Invests primarily in equity
                                   securities of companies operating in
                                   the real estate industry, primarily
                                   equity real estate
                                   investment trusts (REITS).
---------------- ----------------- --------------------------------------- ------------------------
3SI              FTVIPT Franklin   Objective: long-term total return.      Franklin Advisory
                 Value             Invests primarily in equity             Services, LLC
                 Securities Fund   securities of companies the manager
                 - Class 2         believes are selling substantially
                                   below the underlying value of their
                                   assets or their private market value.
---------------- ----------------- --------------------------------------- ------------------------


3MS              FTVIPT Mutual     Objective: capital appreciation with    Franklin Mutual
                 Shares            income as a secondary goal. Invests     Advisers, LLC
                 Securities Fund   primarily in equity securities of
                 - Class 2         companies that the manager believes
                                   are available at market prices less
                                   than their value based on certain
                                   recognized or objective criteria
                                   (intrinsic value).


---------------- ----------------- --------------------------------------- ------------------------
3UE              Goldman Sachs     Objective: seeks long-term growth of    Goldman Sachs Asset
                 VIT CORE(SM)      capital and dividend income. Invests    Management
                 U.S. Equity Fund  primarily in a broadly diversified
                                   portfolio of large-cap and blue chip
                                   equity securities representing all
                                   major sectors of the U.S. economy.
---------------- ----------------- --------------------------------------- ------------------------
3MC              Goldman Sachs     Objective: seeks long-term capital      Goldman Sachs Asset
                 VIT Mid Cap       appreciation. Invests primarily in      Management
                 Value Fund        mid-capitalization companies within
                                   the range of the market
                                   capitalization of companies
                                   constituting the Russell Midcap
                                   Value index at the time of investment.
---------------- ----------------- --------------------------------------- ------------------------


3ID              INVESCO VIF -     Objective: long-term growth of          INVESCO Funds Group,
                 Dynamics Fund     capital. Invests primarily in common    Inc.
                                   stocks of mid-sized companies - those
                                   with market capitalizations between
                                   $2 billion and $15 billion, but also
                                   has the flexibility to invest in
                                   other types of securities,
                                   including preferred stocks, convertible
                                   securities and bonds.
---------------- ----------------- --------------------------------------- ------------------------
3FS              INVESCO VIF -     Objective: long-term growth of          INVESCO Funds Group,
                 Financial         capital. Aggressively managed.          Inc.
                 Services Fund     Invests primarily in equity
                                   securities of companies involved in
                                   the financial services sector. These
                                   companies include, among others, banks,
                                   insurance companies, and investment
                                   and miscellaneous industries (asset
                                   managers, brokerage firms,
                                   and government-sponsored agencies).
---------------- ----------------- --------------------------------------- ------------------------



--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


---------------- ----------------- --------------------------------------- ------------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
---------------- ----------------- --------------------------------------- ------------------------


3TC              INVESCO VIF -     Objective:  long-term growth of         INVESCO Funds Group,
                 Technology Fund   capital. Invests primarily in equity    Inc.
                                   securities of companies engaged in
                                   technology-related industries. These
                                   include, but are not limited to,
                                   applied technology,  biotechnology,
                                   communications, computers,
                                   electronics, Internet, IT services and
                                   consulting, software, telecommunications
                                   equipment and services, IT
                                   infrastructure, networking, robotics,
                                   and video. Many of these products and
                                   services are subject to rapid
                                   obsolescence, which may lower the
                                   market value of securities of the
                                   companies in this sector.
---------------- ----------------- --------------------------------------- ------------------------
3TL              INVESCO VIF -     Objective: long-term growth of          INVESCO Funds Group,
                 Telecommunicationscapital. Aggressively managed.          Inc.
                 Fund              Invests primarily in equity
                                   securities of companies involved in the
                                   design, development, manufacture,
                                   distribution or sale of communications
                                   services and equipment, and companies
                                   that are involved in supplying
                                   equipment or  services to such
                                   companies. The telecommunications
                                   sector includes companies that offer
                                   telephone services, wireless
                                   communications, satellite
                                   communications, television and
                                   movie programming, broadcasting
                                   and Internet access.


---------------- ----------------- --------------------------------------- ------------------------
3GT              Janus Aspen       Objectives: long-term growth of         Janus Capital
                 Series Global     capital. Non-diversified mutual fund
                 Technology        that invests primarily in equity
                 Portfolio:        securities of U.S. and foreign
                 Service Shares    companies selected for their growth
                                   potential. Normally invests at least
                                   65% of assets in securities of
                                   companies that the manager believes
                                   will benefit significantly
                                   from advancements or improvements in
                                   technology.
---------------- ----------------- --------------------------------------- ------------------------
3IG              Janus Aspen       Objective: long-term growth of          Janus Capital
                 Series            capital. Invests at least 65%of its
                 International     total assets in securities of issuers
                 Growth            from at least five different
                 Portfolio:        countries, excluding the U.S. It may
                 Service Shares    at times invest all of its assets in
                                   fewer than five countries or even a
                                   single country.
---------------- ----------------- --------------------------------------- ------------------------
3IP              Lazard            Objective: long-term capital            Lazard Asset Management
                 Retirement        appreciation. Invests primarily in
                 Series            equity securities, principally common
                 International     stocks of relatively large non-U.S.
                 Equity Portfolio  companies with market capitalizations
                                   in the range of the Morgan Stanley
                                   Capital International (MSCI) Europe,
                                   Australia and Far East (EAFE(R)) Index
                                   that the Investment Manager believes
                                   are undervalued based on their
                                   earnings, cash flow or asset values.
---------------- ----------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
27   PROSPECTUS -- AUG. 9, 2001


---------------- ----------------- --------------------------------------- ------------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
---------------- ----------------- --------------------------------------- ------------------------
3MG              MFS(R)            Objective: long-term growth of          MFS Investment
                 Investors         capital and future income. Invests at   Management(R)
                 Growth Stock      least 80% of its total assets in
                 Series -          common stocks and related securities
                 Service Class     of companies which MFS believes offer
                 (previously       better than average prospects for
                 MFS(R) Growth     long-term growth.
                 Series)
---------------- ----------------- --------------------------------------- ------------------------
3MD              MFS(R) New        Objective: capital appreciation.        MFS Investment
                 Discovery         Invests primarily in equity             Management(R)
                 Series -          securities of emerging growth
                 Service Class     companies.
---------------- ----------------- --------------------------------------- ------------------------

3UT              MFS(R)            Objective: capital growth and current   MFS Investment
                 Utilities         income. Invests primarily in equity     Management(R)
                 Series -          and debt securities of domestic and
                 Service Class     foreign companies in the utilities
                                   industry.
---------------- ----------------- --------------------------------------- ------------------------
3PE              Pioneer           Objective: current income and           Pioneer
                 Equity-Income     long-term growth of capital from a
                 VCT Portfolio -   portfolio consisting primarily of
                 Class II Shares   income producing equity securities of
                                   U.S. corporations. Invests primarily in
                                   common stocks, preferred stocks and
                                   interests in real estate investment
                                   trusts (REITS). Normally, the portfolio
                                   invests at least 80% of its total
                                   assets in income producing equity
                                   securities. The remainder of the
                                   portfolio may be invested in debt
                                   securities, most of which are
                                   expected to be convertible
                                   into common stocks.
---------------- ----------------- --------------------------------------- ------------------------
3EU              Pioneer Europe    Objective:  long-term growth of         Pioneer
                 VCT Portfolio -   capital. Invests primarily in equity
                 Class II Shares   securities of European issuers
                                   including common stocks, rights,
                                   depositary receipts, warrants and debt
                                   securities convertible into common
                                   stock. Normally, the portfolio invests
                                   80% of its total assets in equity
                                   securities of European issuers. The
                                   portfolio may also purchase forward
                                   foreign currency contracts in connection
                                   with its investments.
---------------- ----------------- --------------------------------------- ------------------------
3HS              Putnam VT         Objective: capital appreciation.        Putnam Investment
                 Health Sciences   Invests primarily in common stocks of   Management, LLC
                 Fund - Class IB   U.S. companies in the health sciences
                 Shares            industries, with a focus on growth
                                   stocks.

---------------- ----------------- --------------------------------------- ------------------------
3PI              Putnam VT         Objective: capital appreciation.        Putnam Investment
                 International     Invests mainly in stocks outside the    Management, LLC
                 Growth Fund -     United States that reflect a value
                 Class IB Shares   lower than that which Putnam
                                   Management places on the company or
                                   whose earnings we believe are likely
                                   to grow over time.
---------------- ----------------- --------------------------------------- ------------------------
3VS              Putnam VT Vista   Objective: capital appreciation.        Putnam Investment
                 Fund - Class IB   Invests mainly in common stocks of      Management, LLC
                 Shares            mid-sized U.S. companies with a focus
                                   on growth stocks.
---------------- ----------------- --------------------------------------- ------------------------


--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3


---------------- ----------------- --------------------------------------- ------------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor or
                                                                           Manager
---------------- ----------------- --------------------------------------- ------------------------

3SO              Strong            Objective: seeks capital growth.        Strong Capital
                 Opportunity       Invests primarily in common stocks of   Management, Inc.
                 Fund II -         medium capitalization companies that
                 Advisor Class     the Fund's manager believes are
                                   underpriced, yet have attractive
                                   growth prospects.

---------------- ----------------- --------------------------------------- ------------------------
3IT              Wanger            Objective: long-term growth of          Liberty Wanger Asset
                 International     capital. Invests primarily in stocks    Management, L.P.
                 Small Cap         of small- and medium-size non-U.S.
                                   companies with capitalizations of
                                   less than $2 billion.
---------------- ----------------- --------------------------------------- ------------------------
3SP              Wanger U.S.       Objective: long-term growth of          Liberty Wanger Asset
                 Small Cap         capital. Invests primarily in stocks    Management, L.P.
                                   of small- and medium-size U.S.
                                   companies with capitalizations of
                                   less than $2 billion.
---------------- ----------------- --------------------------------------- ------------------------
3AA              Wells Fargo VT    Objective: long-term total return,      Wells Fargo Funds
                 Asset             consistent with reasonable risk.        Management, LLC,
                 Allocation Fund   Invests primarily in the securities     advisor; Barclays
                                   of various indexes to replicate the     Global Fund Advisors,
                                   total return of the index. We use an    sub-advisor.
                                   asset allocation model to allocate
                                   and reallocate assets among common
                                   stocks (S&P 500 Index), U.S. Treasury
                                   bonds (Lehman Brothers 20+ Bond
                                   Index) and money market instruments,
                                   operating from a target allocation of
                                   60% stocks and 40% bonds.
---------------- ----------------- --------------------------------------- ------------------------
3WI              Wells Fargo VT    Objective: total return with an         Wells Fargo Funds
                 International     emphasis on capital appreciation over   Management, LLC,
                 Equity Fund       the long-term. Invests primarily in     advisor; Wells Capital
                                   equity securities of non-U.S.           Management
                                   companies.                              Incorporated,
                                                                           sub-advisor.
---------------- ----------------- --------------------------------------- ------------------------
3SG              Wells Fargo VT    Objective: long-term capital            Wells Fargo Funds
                 Small Cap         appreciation. Invests primarily in      Management, LLC,
                 Growth Fund       common stocks issued by companies       advisor; Wells Capital
                                   whose market capitalization falls       Management
                                   within the range of the Russell 2000    Incorporated,
                                   Index, which is considered a small      sub-advisor.
                                   capitalization index.
---------------- ----------------- --------------------------------------- ------------------------


* This fund is available Aug. 13, 2001.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

--------------------------------------------------------------------------------
29   PROSPECTUS -- AUG. 9, 2001

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate for your fixed account is guaranteed for 12 months from the contract issue date. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


o  the optional Maximum Anniversary Value Death Benefit Rider*;
o  the optional Enhanced Earnings Death Benefit Rider*;
o  the optional Enhanced Earnings Plus Death Benefit Rider*;

o  the fixed account and/or subaccounts in which you want to invest;
o  how you want to make purchase payments; and
o  a beneficiary.


* You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The Settlement Date
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:
o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o or all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details).

Beneficiary
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase Payments
Minimum allowable purchase payments*

For employees/advisors:

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month

If paying by any other method:

   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

For other individuals:

   $1 million

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

--------------------------------------------------------------------------------
31   PROSPECTUS -- AUG. 9, 2001

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For employees/advisors:

For the first year:

   $2,000,000 up to age 85
   $100,000 for ages 86 to 90

For each subsequent year:

   $100,000 up to age 85
   $50,000 for ages 86 to 90

For other individuals:

For the first year:

   $2,000,000 up to age 85
   $1,000,000 for ages 86 to 90

For each subsequent year:

   $100,000

** These limits apply in total to all IDS Life  annuities  you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1 By letter:
Send your check along with your name and contract number to:
IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:
For employees/advisors only
We can help you set up:
o an automatic payroll deduction, salary reduction or other group billing arrangement; or o a bank authorization.

Charges

Contract Administrative Charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

--------------------------------------------------------------------------------
32   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


Maximum Anniversary Value Death Benefit Rider (MAV Death Benefit) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

Enhanced Earnings Death Benefit Rider (EEB) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

Enhanced Earnings Plus Death Benefit Rider (EEP) Fee
We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charges. However, we expect this to occur infrequently.

--------------------------------------------------------------------------------
33   PROSPECTUS -- AUG. 9, 2001

Premium Taxes
Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct premium taxes when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus interest credited;
o  minus the sum of amounts surrendered and amounts transferred out;
o  minus any prorated contract administrative charge;

o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).


Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways-- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial surrenders;
o  prorated portions of the contract administrative charge;

o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected);
o  prorated portions of the Enhanced Earnings Death Benefit Rider fee
   (if selected); and
o prorated portions of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


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34   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o  mortality and expense risk fees.

Making the Most of Your Contract

Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works


                                                           Number
By investing an  equal number              Amount       Accumulation   of units
of dollars each month...         Month    invested       unit value    purchased
                                 Jan       $100             $20          5.00
you automatically buy            Feb        100              18          5.56
more units when the              Mar        100              17          5.88
per unit market price is low...  Apr        100              15          6.67
                                 May        100              16          6.25
                                 June       100              18          5.56
and fewer units                  July       100              17          5.88
when the per unit                Aug        100              19          5.26
market price is high.            Sept       100              21          4.76
                                 Oct        100              20          5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


Asset Rebalancing (AVAILABLE NOV. 30, 2001)
Subject to availability, you can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor .


Transferring between accounts
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

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35   PROSPECTUS -- AUG. 9, 2001

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners.

We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance
Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts. You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50
Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)
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36   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance
Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay MAV Death Benefit charges (see "Charges -- Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges -- Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving Payment
By regular or express mail:

o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o  bank account must be in the same ownership as your contract; and
o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender  amount  includes a purchase  payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings;
   -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency,  as defined by SEC rules,  makes it  impractical to sell securities or value the net assets of the accounts; or
   -- the SEC  permits us to delay  payment for the  protection  of security holders.
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37   PROSPECTUS -- AUG. 9, 2001

TSA -- Special Surrender Provisions

Participants in tax-sheltered annuities
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o  Distributions   attributable  to  salary  reduction   contributions   (plus
   earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you separated from the service of the employer who purchased the contract; or
   -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits.") In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Death Benefits."


The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

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38   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;
o  purchase payments minus "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant is age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or
o  purchase payments minus "adjusted partial surrenders."


Adjusted partial surrenders = We calculate an "adjusted partial surrender" for each partial surrender as the following:

      PS x DB
      --------
         CV

Where     PS = the partial surrender.
          DB = the  death  benefit  on the date of (but  prior  to) the  partial surrender.
          CV = contract value on the date of (but prior to) the partial surrender.


Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:


   The contract value on the most recent sixth contract anniversary:     $30,000
   plus purchase payments made since that anniversary:                        +0
   minus "adjusted partial surrenders" taken since that anniversary
   calculated as: ($1,500 x $30,000) =                                    -1,607
                  ------------------                                      ------
                           $28,000
   for a death benefit of:                                               $28,393


If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations that will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 , or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

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39   PROSPECTUS -- AUG. 9, 2001

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Optional Benefits

Maximum Anniversary Value Death Benefit
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 765 or older.

Example:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan. 1, 2002 (the first contract anniversary) the contract value grows to $24,000.
o On March 1, 2002 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

   Greatest of your contract anniversary contract values:                $24,000
   plus purchase payments made since that anniversary:                        +0
   minus adjusted partial surrenders, calculated as:
        ($1,500 x $30,000)                                                -1,607
        ------------------- =                                             ------
             $28,000
   for a death benefit of:                                               $22,393


Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.


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40   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

Earning Enhancement Death Benefit (EEB)
The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges -- Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death -- Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

For an example of how we calculate the death benefit under the EEB, see below.


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41   PROSPECTUS -- AUG. 9, 2001

Example of the Enhanced Earnings Death Benefit:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the MAV death benefit and the EEB.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. The death benefit on July 1, 2001 equals:

     MAV death benefit (contract value):                                $110,000
     plus the EEB benefit which equals 40% of earnings
             at death (MAV death benefit minus payments not
             previously surrendered):
             0.40 x ($110,000 - $100,000) =                               +4,000
                                                                          ------
     Total death benefit of:                                            $114,000

o  On Jan. 1, 2003 the contract value falls to $105,000.
   The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (MAV):                                           $110,000
     plus the EEB benefit (40% of earnings at death):
             0.40 x ($110,000 - $100,000) =                               +4,000
                                                                          ------
     Total death benefit of:                                            $114,000

o On Feb. 1, 2003 the contract value remains at $105, 000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

     MAV death benefit (MAV adjusted for partial surrenders):
             $110,000 - ($50,000 x $110,000) =                           $57,619
             $105,000
     plus the EEB benefit (40% of earnings at death):
             0.40 x ($57,619 - $55,000) =                                 +1,048
                                                                          ------
     Total death benefit of:                                             $58,667

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.

o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2010 equals:

     MAV death benefit (contract value):                                $200,000
     plus the EEB (40% of earnings at death, up to a
             maximum of 100% of purchase payments not previously
             surrendered that are one or more years old)
             .40 x 2.50 x ($55,000) =                                    +55,000
                                                                         -------
     Total death benefit of:                                            $255,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2010 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEB (40% of earnings at death, up to a
             maximum of 100% of purchase payments not previously
             surrendered that are one or more years old)
             .40 x 2.50 x ($55,000) =                                    +55,000
                                                                         -------
     Total death benefit of:                                            $305,000


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42   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEB benefit which equals 40% of earnings
             at death (the standard death benefit minus payments not
             previously surrendered):
             0.40 x ($250,000 - $105,000) =                              +58,000
                                                                         -------
     Total death benefit of:                                            $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."
o the percentages of "earnings at death " payable will be based on your spouse's age at the time of your death.
o the rider charges described in "Charges -- Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) . These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

Enhanced Earnings Plus Death Benefit (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to you contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchange purchase payments identified at issue not previously surrendered as follows:

                   Percentage if you and the          Percentage if you or the
                   annuitant are under age 70         annuitant are 70 or older
Contract year      on the rider effective date       on the rider effective date
One and Two                      0%                                0%
Three and Four                  10%                             3.75%
Five or more                    20%                              7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Terminating the EEP:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change.


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43   PROSPECTUS -- AUG. 9, 2001

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death -- Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                         If you and the annuitant are under age 70                  If you or the annuitant are age 70
Contract year            on the rider effective date, add...                        or older on the rider effective date, add...
      1                   Zero                                                       Zero
     2                   40% x earnings at death (see above)                        15% x earnings at death
 3 & 4                   40% x (earnings at death + 10% of                          15% x (earnings at death + 3.75% of
                                exchanged purchase payments*)                              exchanged purchase payments*)
    5+                   40% x (earnings at death + 20% of                          15% x (earnings at death + 7.5% of
                                exchanged purchase payments)                               exchanged purchase payments*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchanged purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Example of the Enhanced Earnings Plus Death Benefit:

o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 01, 2001 and you and the annuitant are under age 70. You select the MAV death benefit and the EEP.
o On July 1, 2001 the contract value grows to $105,000. The death benefit on July 1, 2001 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.
o On Jan. 1, 2002 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on July 1, 2001 equals:

     MAV death benefit (contract value):                                $110,000
     plus the EEP Part I benefit which equals 40% of earnings
           at death (the MAV death benefit minus purchase
           payments not previously surrendered):
           0.40 x ($110,000 - $100,000) =                                 +4,000
                                                                          ------
     Total death benefit of:                                            $114,000

o On Jan. 1, 2003 the contract value falls to $105,000. The death benefit on Jan. 1, 2003 equals:

     MAV death benefit (MAV):                                           $110,000
     plus the EEP Part I benefit (40% of earnings at death):
           0.40 x ($110,000 - $100,000) =                                 +4,000
     plus the EEP Part II which in the third contract year
           equals 10% of exchange purchase payments identified at
           issue and not previously surrendered:
           0.10 x $100,000 =                                             +10,000
                                                                         -------
     Total death benefit of:                                            $124,000

o On Feb. 1, 2003 the contract value remains at $105,000 and you request a partial surrender of $50,000. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:

     MAV death benefit (MAV adjusted for partial surrenders):
     $110,000 - ($50,000 x $110,000) =                                   $57,619
           $105,000
     plus the EEP Part I benefit (40% of earnings at death):
           0.40 x ($57,619 - $55,000) =                                   +1,048
     plus the EEP Part II which in the third contract year
           equals 10% of exchange purchase payments identified at
           issue and not previously surrendered:
           0.10 x $55,000 =                                               +5,500
                                                                          ------
     Total death benefit of:                                             $64,167


--------------------------------------------------------------------------------
44   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

o On Jan. 1, 2004 the contract value falls by $40,000. The death benefit on Jan. 1, 2004 equals the death benefit paid on Feb. 1, 2003. The reduction in contract value has no effect.
o On Jan. 1, 2010 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2010 equals:

     MAV death benefit (contract value):                                $200,000
     plus the EEP Part I (40% of earnings at death, up to a
           maximum of 100% of purchase payments not previously
           surrendered that are one or more years old)
           .40 x (2.50 x $55,000) =                                      +55,000
     plus the EEP Part II which after the fourth contract
           year equals 20% of exchange purchase payments
           identified at issue and not previously surrendered:
           0.20 x $55,000 =                                              +11,000
                                                                         -------
     Total death benefit of:                                            $266,000

o On July 1, 2010 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2010 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEP Part I (40% of earnings at death, up to a
           maximum of 100% of purchase payments not previously
           surrendered that are one or more years old)
           .40 x (2.50 x $55,000) = +55,000
     plus the EEP Part II,  which after the fourth contract
           year equals 20% of exchange purchase payments identified
           at issue and not previously
           surrendered: 0.20 x $55,000 =                                 +11,000
                                                                         -------
     Total death benefit of:                                            $316,000

o On July 1, 2011 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2011 equals:

     MAV death benefit (contract value):                                $250,000
     plus the EEP Part I benefit which equals 40% of earnings
           at death (the MAV death benefit minus payments not
           previously surrendered):
           0.40 x ($250,000 - $105,000) =                                +58,000
     plus the EEP Part II, which after the fourth contract
           year equals 20% of exchange purchase payments identified
           at issue and not previously
           surrendered: 0.20 x $55,000 =                                 +11,000
                                                                         -------
     Total death benefit of:                                            $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. The rider will terminate, but the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."


The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

--------------------------------------------------------------------------------
45   PROSPECTUS -- AUG. 9, 2001

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity Tables
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity Payout Plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 3.50% and 5.00% depending on the applicable assumed investment rate. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

--------------------------------------------------------------------------------
46   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

--------------------------------------------------------------------------------
47   PROSPECTUS -- AUG. 9, 2001

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Special Considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

--------------------------------------------------------------------------------
48   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

--------------------------------------------------------------------------------
49   PROSPECTUS -- AUG. 9, 2001

About the Service Providers

Issuer and Principal Underwriter
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal Proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.




--------------------------------------------------------------------------------
50   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- BAND 3

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. On May 16, 2001 the state court filed its Final Order and Judgment Approving Class Action Settlement. On May 15, 2001 the federal court entered its Final Order and Judgment Approving Class Action Settlement. An appeal has been filed with the Minnesota Court of Appeals and the United States Court of Appeals for the Eighth Circuit.


Table of Contents of the Statement of Additional Information


Performance Information                                   3
Calculating Annuity Payouts                              11
Rating Agencies                                          12
Principal Underwriter                                    12
Independent Auditors                                     12
Financial Statements



--------------------------------------------------------------------------------
51   PROSPECTUS -- AUG. 9, 2001

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919


americanexpress.com


                                                     S-6407 A (8/01)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
       AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY
                          IDS Life Variable Account 10



                                  Aug. 9, 2001


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life). This Statement of Additional Information
(SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800)862-7919

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Performance Information              p.  3


Calculating Annuity Payouts          p. 41

Rating Agencies                      p. 42

Principal Underwriter                p. 42

American Express(R) Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                               commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount    Investing In:                                    1 year    commencement      1 year     5 years  10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
BC1             Blue Chip Advantage Fund (9/99;9/99)(b)        (18.22%)      (5.97%)       (18.22%)       --%        --%   (5.97%)
BD1             Bond Fund (9/99;10/81)                          (3.74)       (1.87)         (3.74)      2.02       6.58     8.80
CR1             Capital Resource Fund (9/99;10/81)             (24.59)       (9.66)        (24.59)      8.57      11.52    12.27
CM1             Cash Management Fund (9/99;10/81)               (3.35)        0.78          (3.35)      2.37       2.96     4.95
DE1             Diversified Equity Income Fund (9/99;9/99)      (9.38)       (4.32)         (9.38)        --         --    (4.32)
EM1             Emerging Markets Fund (5/00;5/00)                  --       (32.65)(c)         --         --         --   (32.65)(d)
ES1             Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1             Extra Income Fund (9/99;5/96)                  (17.16)      (12.73)        (17.16)        --         --    (0.81)
FI1             Federal Income Fund (9/99;9/99)                 (0.95)       (0.86)         (0.95)        --         --    (0.86)
GB1             Global Bond Fund (9/99;5/96)                    (5.71)       (4.45)         (5.71)        --         --     0.92
GR1             Growth Fund (9/99;9/99)                        (26.25)       (9.23)        (26.25)        --         --    (9.23)
IE1             International Fund (9/99;1/92)                 (31.39)       (9.21)        (31.39)      4.61         --     6.49
MF1             Managed Fund (9/99;4/86)                       (10.77)       (1.40)        (10.77)     10.10      11.19    10.15
ND1             New Dimensions Fund(R)(9/99;5/96)               (16.95)       0.38         (16.95)        --         --    15.18
SV1             Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1             S&P 500 Index Fund (5/00;5/00)                     --       (17.37)(c)         --         --         --   (17.37)(d)
SC1             Small Cap Advantage Fund (9/99;9/99)            (4.87)        5.96          (4.87)        --         --     5.96
ST1             Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1             Strategy Aggressive Fund (9/99;1/92)           (26.02)       10.94         (26.02)     10.65         --    10.54
              AIM V.I.
1AC             Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (18.61)     12.95         --    15.48
1AD             Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --          (0.24)        --         --     6.17
              ALLIANCE VP
1AB             AllianceBernstein International Value
                Portfolio (Class B) (8/01;5/01)(e)                 --           --             --         --         --       --
1AL             Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --           3.86      17.02         --    13.45
              AMERICAN CENTURY VP
1AI             International, Class II (8/01;5/94)(f),(h)         --           --         (24.00)     12.56         --    10.10
1AV             Value, Class II (8/01;5/96)(f),(h)                 --           --           8.42         --         --     9.89
              CALVERT VARIABLE SERIES, INC.
1SR             Social Balanced Portfolio (5/00;9/86)              --       (16.87)(c)     (11.61)      8.68       9.51     8.92
              EVERGREEN VA
1CG             Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --           7.98         --         --     7.46
              FIDELITY VIP
1FG             III Growth & Income Portfolio
                (Service Class 2) (8/01;12/96)(f),(j)              --           --         (12.14)        --         --    12.35
1FM             III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          23.47         --         --    37.85
1FO             Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --          26.25)      7.69       7.49     6.76


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                Performance since
                                                              commencement of the                          Performance since
                                                                   subaccount                         commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount    Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement

              FRANKLIN TEMPLETON VIP TRUST
1RE             Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  21.74%       13.52%         21.74%      7.81%     11.75%    8.79%
1SI             Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  15.23        10.22          15.23         --         --    (4.75)
1MS             Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --           3.52         --         --     8.49
              GOLDMAN SACHS VIT
1UE             CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (17.43)       (5.99)        (17.43)        --         --     5.10
1MC             Mid Cap Value Fund (9/99;5/98)                  21.23        11.98          21.23         --         --    (0.11)
              INVESCO VIF
1ID             Dynamics Fund (8/01;8/97)(f)                       --           --         (11.91)        --         --    17.04
1FS             Financial Services Fund (8/01;9/99)(f)             --           --          15.04         --         --    21.34
1TC             Technology Fund (8/01;5/97)(f)                     --           --         (30.03)        --         --    30.95
1TL             Telecommunications Fund (8/01;9/99)(f)             --           --         (32.53)        --         --     8.66
              JANUS ASPEN SERIES
1GT             Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (37.83)(c)         --         --         --   (39.73)(d)
1IG             International Growth Portfolio:
                Service Shares (5/00;5/94)(m)                      --       (39.67)(c)     (24.74)     20.79         --    18.61
              LAZARD RETIREMENT SERIES
1IP             International Equity Portfolio (9/99;9/98)     (17.41)       (8.91)        (17.41)        --         --     4.60
              MFS(R)
1MG             Investors Growth Stock Series -
                Service Class (5/00;5/99)(n),(o)                   --       (24.66)(c)     (14.42)        --         --    11.60
1MD             New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (20.34)(c)     (10.59)        --         --    18.97
1UT             Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --          (2.41)     18.22         --    20.61
              PIONEER VCT
1PE             Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --           4.81      14.64         --    16.54
1EU             Pioneer Europe VCT Portfolio -
                Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (25.00)        --         --     0.18
              PUTNAM VARIABLE TRUST
1HS             Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          29.23         --         --    11.55
1PI             Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (17.53)        --         --    15.78
1VS             Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                 (12.39)       15.83)        (12.39)        --         --    18.45
              STRONG FUNDS
1SO             Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (9.37)     15.41         --    16.09
              WANGER
1IT             International Small Cap (9/99;5/95)            (34.14)       (0.20)        (34.14)     17.38         --    21.45
1SP             U.S. Small Cap (9/99;5/95)                     (16.10)       (2.80)        (16.10)     16.35         --    17.32


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                    Performance since
                                                                  commencement of the                  Performance since
                                                                       subaccount                 commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Since                                        Since
Subaccount    Investing In:                                      1 year    commencement   1 year     5 years   10 years commencement
              WELLS FARGO VT
1AA             Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (7.74%)    10.70%        --%   12.09%
1WI             International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (17.70)(d)
1SG             Small Cap Growth Fund (5/01;5/95)(f)               --           --         (29.19)      7.11         --     9.20

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000

                                                               Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                           Since
Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
             AXP(R)VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)        (17.44%)      (5.26%)       (17.44%)       --%        --%   (5.26%)
BD1            Bond Fund (9/99;10/81)                          (2.79)       (1.13)         (2.79)      2.38       6.69     8.80
CR1            Capital Resource Fund (9/99;10/81)             (23.87)       (8.98)        (23.87)      8.85      11.59    12.27
CM1            Cash Management Fund (9/99;10/81)               (2.40)       (1.14)         (2.40)      2.72       3.11     4.95
DE1            Diversified Equity Income Fund (9/99;9/99)      (8.50)       (3.60)         (8.50)        --         --    (3.60)
EM1            Emerging Markets Fund (5/00;5/00)                  --       (32.02)(c)         --         --         --   (32.02)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1            Extra Income Fund (9/99;5/96)                  (16.37)      (12.08)        (16.37)        --         --    (0.42)
FI1            Federal Income Fund (9/99;9/99)                  0.03        (0.10)          0.03         --         --    (0.10)
GB1            Global Bond Fund (9/99;5/96)                    (4.79)       (3.73)         (4.79)        --         --     1.33
GR1            Growth Fund (9/99;9/99)                        (25.55)       (8.55)        (25.55)        --         --    (8.55)
IE1            International Fund (9/99;1/92)                 (30.75)       (8.53)        (30.75)      4.93         --     6.69
MF1            Managed Fund (9/99;4/86)                        (9.90)       (0.65)         (9.90)     10.37      11.26    10.15
ND1            New Dimensions Fund(R)(9/99;5/96)               (16.15)        1.14         (16.15)       --         --    15.43
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1            S&P 500 Index Fund (5/00;5/00)                     --       (16.58)(c)         --         --         --   (16.58)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)            (3.94)        6.72          (3.94)        --         --     6.72
ST1            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1            Strategy Aggressive Fund (9/99;1/92)           (25.32)       11.69         (25.32)     10.91         --    10.68
             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                                 --           --         (17.83)     13.19         --    15.68
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                                 --           --           0.74         --         --     6.51
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01;5/01)(e)                 --           --             --         --         --       --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                     --           --           4.86      17.23         --    13.51
             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)         --           --         (23.28)     12.80         --    10.35
1AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           9.42         --         --    10.18
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)              --       (15.66)(c)     (10.75)      8.96       9.59     8.92
             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                                 --           --           8.98         --         --     7.77
             FIDELITY VIP
1FG            III Growth & Income Portfolio
               (Service Class 2)
               (8/01;12/96)(f),(j)                                --           --         (11.29)        --         --    12.70
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                                --           --          24.47         --         --    38.21
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                                 --           --         (25.56)      7.98       7.59     6.76
                                      -7-


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                 Performance since
                                                                commencement of the                     Performance since
                                                                    subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount   Investing In:                                    1 year   commencement      1 year     5 years   10 years commencement
             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                  22.74%       14.26%         22.74%      8.10%     11.82%    8.79%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                  16.23        10.97          16.23         --         --    (4.40)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                                --           --           4.52         --         --     8.85
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (16.64)       (5.28)        (16.64)        --         --     5.41
1MC            Mid Cap Value Fund (9/99;5/98)                  22.23        12.73          22.23         --         --     0.26
             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (11.05)        --         --    17.25
1FS            Financial Services Fund (8/01;9/99)(f)             --           --          16.04         --         --    22.08
1TC            Technology Fund (8/01;5/97)(f)                     --           --         (29.37)        --         --    31.09
1TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.90)        --         --     9.42
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                                 --       (37.26)(c)         --         --         --   (39.18)(d)
1IG            International Growth Portfolio:
               Service Shares
               (5/00;5/94)(m)                                     --       (36.64)(c)     (22.65)     20.91         --    18.74
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)     (16.61)       (8.23)        (16.61)        --         --     5.00
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00;5/99)(n),(o)                   --       (23.57)(c)     (13.59)        --         --    12.16
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                     --       (19.18)(c)      (9.72)        --         --    19.25
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                                 --           --          (1.45)     18.42         --    20.74
             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)                 --           --           5.81      14.87         --    16.70
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01;10/98)(f),(q)                --           --         (24.29)        --         --     0.62
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)                 --           --          30.23         --         --    11.85
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.74)        --         --    15.94
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                 (11.54)       16.57         (11.54)        --         --    18.59
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                                 --           --          (8.49)     15.63         --    16.19
             WANGER
1IT            International Small Cap (9/99;5/95)            (33.52)        0.56         (33.52)     17.59         --    21.59
1SP            U.S. Small Cap (9/99;5/95)                     (15.29)       (2.06)        (15.29)     16.56         --    17.48

                                       -8-

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                  Performance since
                                                                commencement of the                   Performance since
                                                                     subaccount                  commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Since                                        Since
Subaccount   Investing In:                                     1 year    commencement    1 year     5 years   10 years commencement
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (6.84%)    10.96%        --%   12.32%
1WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (16.90)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (28.53)      7.41         --     9.43

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount   Investing In:                                    1 year    commencement      1 year     5 years   10 years commencement
             AXP(R)VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)        (11.93%)      (0.34%)       (11.93%)       --%        --%   (0.34%)
BD1            Bond Fund (9/99;10/81)                           3.81         4.04           3.81       3.25       6.69     8.80
CR1            Capital Resource Fund (9/99;10/81)             (18.85)       (4.28)        (18.85)      9.54      11.59    12.27
CM1            Cash Management Fund (9/99;10/81)                4.23         4.03           4.23       3.59       3.11     4.95
DE1            Diversified Equity Income Fund (9/99;9/99)      (2.33)        1.42          (2.33)        --         --     1.42
EM1            Emerging Markets Fund (5/00;5/00)                  --       (27.62)(c)         --         --         --   (27.62)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1            Extra Income Fund (9/99;5/96)                  (10.78)       (7.57)        (10.78)        --         --     0.60
FI1            Federal Income Fund (9/99;9/99)                  6.84         5.12           6.84         --         --     5.12
GB1            Global Bond Fund (9/99;5/96)                     1.67         1.29           1.67         --         --     2.31
GR1            Growth Fund (9/99;9/99)                        (20.66)       (3.83)        (20.66)        --         --    (3.83)
IE1            International Fund (9/99;1/92)                 (26.24)       (3.81)        (26.24)      5.73         --     6.69
MF1            Managed Fund (9/99;4/86)                        (3.83)        4.54          (3.83)     11.02      11.26    10.15
ND1            New Dimensions Fund(R)(9/99;5/96)               (10.55)        6.44         (10.55)       --         --    16.05
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1            S&P 500 Index Fund (5/00;5/00)                     --       (11.01)(c)         --         --         --   (11.01)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)             2.58        11.99           2.58         --         --    11.99
ST1            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1            Strategy Aggressive Fund (9/99;1/92)           (20.41)       16.89         (20.41)     11.55         --    10.68
             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                                 --           --         (12.35)     13.78         --    15.68
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                                 --           --           7.62         --         --     8.81
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01;5/01)(e)                 --           --             --         --         --       --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                     --           --          11.86      17.75         --    13.51
             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)         --           --         (18.22)     13.40         --    10.52
1AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          16.42         --         --    10.91
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)              --        (7.03)(c)      (4.75)      9.65       9.59     8.92
             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                                 --           --          15.98         --         --     9.86
             FIDELITY VIP
1FG            III Growth & Income Portfolio
               (Service Class 2)
               (8/01;12/96)(f),(j)                                --           --          (5.32)        --         --    13.55
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                                --           --          31.47         --         --    40.69
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                                 --           --         (20.66)      8.69       7.59      6.76


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                  29.74%       19.42%         29.74%      8.81%     11.82%    8.79%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                  23.23        16.17          23.23         --         --    (2.04)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                                --           --          11.52         --         --     9.75
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (11.07)       (0.36)        (11.07)        --         --     7.55
1MC            Mid Cap Value Fund (9/99;5/98)                  29.23        17.91          29.23         --         --     2.77
             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (5.07)        --         --    18.45
1FS            Financial Services Fund (8/01;9/99)(f)             --           --          23.04         --         --    27.21
1TC            Technology Fund (8/01;5/97)(f)                     --           --         (24.77)        --         --    31.89
1TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (27.49)        --         --    14.71
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                                 --       (33.24)(c)         --         --         --   (35.32)(d)
1IG            International Growth Portfolio:
               Service Shares (5/00;5/94)(m)                      --       (30.31)(c)     (17.54)     21.37         --    18.85
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)     (11.05)       (3.48)        (11.05)        --         --     7.74
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00;5/99)(n),(o)                   --       (15.82)(c)      (7.79)        --         --    16.00
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                     --       (10.94)(c)      (3.64)        --         --    21.17
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                                 --           --           5.25      18.91         --    20.99
             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)                 --           --          12.81      15.43         --    17.01
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01;10/98)(f),(q)                --           --         (19.30)        --         --     3.66
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)                 --           --          37.23         --         --    13.97
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)                 --           --         (11.18)        --         --    16.89
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                  (5.60)       21.70          (5.60)        --         --    19.47
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                                 --           --          (2.31)     16.18         --    16.19
             WANGER
1IT            International Small Cap (9/99;5/95)            (29.23)        5.82         (29.23)     18.10         --    21.87
1SP            U.S. Small Cap (9/99;5/95)                      (9.63)        3.05          (9.63)     17.09         --    17.81

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000 (continued)

                                                                 Performance since
                                                               commencement of the                    Performance since
                                                                    subaccount                   commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Since                                          Since
Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (0.54%)    11.60%        --%   12.47%
1WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (11.36)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)               --           -          (23.86)      8.13         --     9.88

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                          Since
Subaccount   Investing In:                                   1 year     commencement     1 year     5 years   10 years commencement
             AXP(R)VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)        (17.67%)      (5.42%)       (17.67%)       --%        --%   (5.42%)
BD1            Bond Fund (9/99;10/81)                          (3.19)       (1.32)         (3.19)      2.57       7.13     9.35
CR1            Capital Resource Fund (9/99;10/81)             (24.04)       (9.11)        (24.04)      9.12      12.07   (12.82)
CM1            Cash Management Fund (9/99;10/81)               (2.80)       (1.33)         (2.80)      2.92       3.51     5.50
DE1            Diversified Equity Income Fund (9/99;9/99)      (8.83)       (3.77)         (8.83)        --         --    (3.77)
EM1            Emerging Markets Fund (5/00;5/00)                  --       (32.10)(c)         --         --         --   (32.10)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1            Extra Income Fund (9/99;5/96)                  (16.61)      (12.18)        (16.61)        --         --    (0.26)
FI1            Federal Income Fund (9/99;9/99)                 (0.40)       (0.31)         (0.40)        --         --    (0.31)
GB1            Global Bond Fund (9/99;5/96)                    (5.16)       (3.90)         (5.16)        --         --     1.47
GR1            Growth Fund (9/99;9/99)                        (25.70)       (8.68)        (25.70)        --         --    (8.68)
IE1            International Fund (9/99;1/92)                 (30.84)       (8.66)        (30.84)      5.16         --     7.04
MF1            Managed Fund (9/99;4/86)                       (10.22)       (0.85)        (10.22)     10.65      11.74    10.70
ND1            New Dimensions Fund(R)(9/99;5/96)              (16.40)        0.93         (16.40)        --         --    15.73
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1            S&P 500 Index Fund (5/00;5/00)                     --       (16.82)(c)         --         --         --   (16.82)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)            (4.32)        6.51          (4.32)        --         --     6.51
ST1            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1            Strategy Aggressive Fund (9/99;1/92)           (25.47)       11.49         (25.47)     11.20         --    11.09
             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                                 --           --         (18.06)     13.50         --    16.03
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                                 --           --           0.31         --         --     6.72
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01;5/01)(e)                 --           --             --         --         --       --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                     --           --           4.41      17.57         --    14.00
             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)         --           --         (23.45)     13.11         --    10.65
1AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           8.97         --         --    10.44
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)              --       (16.32)(c)     (11.06)      9.23      10.06     9.47
             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                                 --           --           8.53         --         --     8.01
             FIDELITY VIP
1FG            III Growth & Income Portfolio
               (Service Class 2)(8/01;12/96)(f),(j)               --           --         (11.59)        --         --    12.90
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                                --           --          24.02         --         --    38.40
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                                 --           --         (25.70)      8.24       8.04     7.31

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Since                                           Since
Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                  22.29%       14.07%         22.29%      8.36%     12.30%     9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                  15.78        10.77          15.78         --         --    (4.20)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                                --           --           4.07         --         --     9.04
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (16.88)       (5.44)        (16.88)        --         --     5.65
1MC            Mid Cap Value Fund (9/99;5/98)                  21.78        12.53          21.78         --         --     0.44
             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (11.36)        --         --    17.59
1FS            Financial Services Fund (8/01;9/99)(f)             --           --          15.59         --         --    21.89
1TC            Technology Fund (8/01;5/97)(f)                     --           --         (29.48)        --         --    31.50
1TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.98)        --         --     9.21
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                                 --       (37.28)(c)         --         --         --   (39.18)(d)
1IG            International Growth Portfolio:
               Service Shares (5/00;5/94)(m)                      --       (39.12)(c)     (24.19)     21.34         --    19.16
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)     (16.86)       (8.36)        (16.86)        --         --     5.15
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class (5/00;5/99)(n),(o)                   --       (24.11)(c)     (13.87)        --         --    12.15
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                     --       (19.79)(c)     (10.04)        --         --    19.52
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                                 --           --          (1.86)     18.77         --    21.16
             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)                 --           --           5.36      15.19         --    17.09
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01;10/98)(f),(q)                --           --         (24.45)        --         --     0.73
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)                 --           --          29.78         --         --    12.10
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.98)        --         --    16.33
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                 (11.84)       16.38         (11.84)        --         --    19.00
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                                 --           --          (8.82)     15.96         --    16.64
             WANGER
1IT            International Small Cap (9/99;5/95)            (33.59)        0.35         (33.59)     17.93         --    22.00
1SP            U.S. Small Cap (9/99;5/95)                     (15.55)       (2.25)        (15.55)     16.90         --    17.87

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                   Performance since
                                                                 commencement of the                 Performance since
                                                                      subaccount                 commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Since                                        Since
Subaccount   Investing In:                                      1 year    commencement    1 year     5 years   10 years commencement
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (7.19%)    11.25%        --%   12.64%
1WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (17.15)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (28.64)      7.66         --     9.75

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount   Investing In:                                     1 year    commencement     1 year     5 years   10 years commencement
             AXP(R)VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)        (16.89%)      (4.71%)       (16.89%)       --%        --%   (4.71%)
BD1            Bond Fund (9/99;10/81)                          (2.24)       (0.58)         (2.24)      2.93       7.24     9.35
CR1            Capital Resource Fund (9/99;10/81)             (23.32)       (8.43)        (23.32)      9.40      12.14    12.82
CM1            Cash Management Fund (9/99;10/81)               (1.85)       (0.59)         (1.85)      3.27       3.66     5.50
DE1            Diversified Equity Income Fund (9/99;9/99)      (7.95)       (3.05)         (7.95)        --         --    (3.05)
EM1            Emerging Markets Fund (5/00;5/00)                  --       (31.47)(c)         --         --         --   (31.47)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1            Extra Income Fund (9/99;5/96)                  (15.82)      (11.53)        (15.82)        --         --     0.13
FI1            Federal Income Fund (9/99;9/99)                  0.58         0.45           0.58         --         --     0.45
GB1            Global Bond Fund (9/99;5/96)                    (4.24)       (3.18)         (4.24)        --         --     1.88
GR1            Growth Fund (9/99;9/99)                        (25.00)       (8.00)        (25.00)        --         --    (8.00)
IE1            International Fund (9/99;1/92)                 (30.20)       (7.98)        (30.20)      5.48         --     7.24
MF1            Managed Fund (9/99;4/86)                        (9.35)       (0.10)         (9.35)     10.92      11.81    10.70
ND1            New Dimensions Fund(R)(9/99;5/96)              (15.60)        1.69         (15.60)        --         --    15.98
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1            S&P 500 Index Fund (5/00;5/00)                     --       (16.03)(c)         --         --         --   (16.03)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)            (3.39)        7.27          (3.39)        --         --     7.27
ST1            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1            Strategy Aggressive Fund (9/99;1/92)           (24.77)       12.24         (24.77)     11.46         --    11.23
             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                                 --           --         (17.28)     13.74         --    16.23
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                                 --           --           1.29         --         --     7.06
             ALLIANCE VP
1AB            AllianceBernstein International Value
               Portfolio (Class B) (8/01;5/01)(e)                 --           --             --         --         --       --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                     --           --           5.41      17.78         --    14.06
             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)         --           --         (22.73)     13.35         --    10.90
1AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           9.97         --         --    10.73
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)              --       (15.11)(c)     (10.20)      9.51      10.14     9.47
             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                                 --           --           9.53         --         --     8.32
             FIDELITY VIP
1FG            III Growth & Income Portfolio
               (Service Class 2)(8/01;12/96)(f),(j)               --           --         (10.74)        --         --    13.25
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                                --           --          25.02         --         --    38.76
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                                 --           --         (25.01)      8.53       8.14     7.31

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
Subaccount   Investing In:                                    1 year    commencement      1 year    5 years   10 years  commencement
             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                  23.29%       14.81%         23.29%      8.65%     12.37%     9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                  16.78        11.52          16.78         --         --     (3.85)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                                --           --           5.07         --         --      9.40
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (16.09)       (4.73)        (16.09)        --         --      5.96
1MC            Mid Cap Value Fund (9/99;5/98)                  22.78        13.28          22.78         --         --      0.81
             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (10.50)        --         --     17.80
1FS            Financial Services Fund (8/01;9/99)(f)             --           --          16.59         --         --     22.63
1TC            Technology Fund (8/01;5/97)(f)                     --           --         (28.82)        --         --     31.64
1TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.35)        --         --      9.97
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                                 --       (36.71)(c)         --         --         --   (38.63)(d)
1IG            International Growth Portfolio:
               Service Shares(5/00;5/94)(m)                       --       (36.09)(c)     (22.10)     21.46         --     19.29
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)     (16.06)       (7.68)        (16.06)        --         --      5.55
             MFS(R)
1MG            Investors Growth Stock Series -
               Service Class(5/00;5/99)(n),(o)                    --       (23.02)(c)     (13.04)        --         --     12.71
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                     --       (18.63)(c)      (9.17)        --         --     19.80
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                                 --           --          (0.90)     18.97         --     21.29
             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)                 --           --           6.36      15.42         --     17.25
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01;10/98)(f),(q)                --           --         (23.74)        --         --      1.17
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)                 --           --          30.78         --         --     12.40
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.19)        --         --     16.49
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                 (10.99)       17.12         (10.99)        --         --     19.14
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                                 --           --          (7.94)     16.18         --     16.74
             WANGER
1IT            International Small Cap (9/99;5/95)            (32.97)        1.11         (32.97)     18.14         --     22.14
1SP            U.S. Small Cap (9/99;5/95)                     (14.74)       (1.51)        (14.74)     17.11         --     18.03

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance since
                                                                  commencement of the                 Performance since
                                                                       subaccount                 commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                       Since
Subaccount   Investing In:                                      1 year    commencement    1 year    5 years   10 years commencement
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (6.29%)    11.51%        --%   12.87%
1WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (16.35)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --          (27.98)      7.96        --     9.98

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                            Performance since
                                                           Commencement of the                          Performance since
                                                               subaccount                         commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                            Since
Subaccount   Investing In:                                    1 year    commencement      1 year     5 years   10 years commencement
             AXP(R)VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)        (11.38%)       0.21%        (11.38%)       --%        --%    0.21%
BD1            Bond Fund (9/99;10/81)                           4.36         4.59           4.36       3.80       7.24     9.35
CR1            Capital Resource Fund (9/99;10/81)             (18.30)       (3.73)        (18.30)     10.09      12.14    12.82
CM1            Cash Management Fund (9/99;10/81)                4.78         4.58           4.78       4.14       3.66     5.50
DE1            Diversified Equity Income Fund (9/99;9/99)      (1.78)        1.97          (1.78)        --         --     1.97
EM1            Emerging Markets Fund (5/00;5/00)                  --       (27.07)(c)         --         --         --   (27.07)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
EI1            Extra Income Fund (9/99;5/96)                  (10.23)       (7.02)        (10.23)        --         --     1.15
FI1            Federal Income Fund (9/99;9/99)                  7.39         5.67           7.39         --         --     5.67
GB1            Global Bond Fund (9/99;5/96)                     2.22         1.84           2.22         --         --     2.86
GR1            Growth Fund (9/99;9/99)                        (20.11)       (3.28)        (20.11)        --         --    (3.28)
IE1            International Fund (9/99;1/92)                 (25.69)       (3.26)        (25.69)      6.28         --     7.24
MF1            Managed Fund (9/99;4/86)                        (3.28)        5.09          (3.28)     11.57      11.81    10.70
ND1            New Dimensions Fund(R)(9/99;5/96)              (10.00)        6.99         (10.00)        --         --    16.60
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV1            S&P 500 Index Fund (5/00;5/00)                     --       (10.46)(c)         --         --         --   (10.46)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)             3.13        12.54           3.13         --         --    12.54
ST1            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
SA1            Strategy Aggressive Fund (9/99;1/92)           (19.86)       17.44         (19.86)     12.10         --    11.23
             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                                 --           --         (11.80)     14.33         --    16.23
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                                 --           --           8.17         --         --     9.36
             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                     --           --          12.41      18.30         --    14.06
             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)         --           --         (17.67)     13.95         --    11.07
1AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          16.97         --         --    11.46
             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)              --        (6.48)(c)      (4.20)     10.20      10.14     9.47
             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                                 --           --          16.53         --         --    10.41
             FIDELITY VIP
1FG            III Growth & Income Portfolio
               (Service Class 2)
               (8/01;12/96)(f),(j)                                --           --          (4.77)        --         --    14.10
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                                --           --          32.02         --         --    41.24
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                                 --           --         (20.11)      9.24       8.14     7.31


                                      -19-

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                           Since
Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                  30.29%       19.97%         30.29%      9.36%     12.37%    9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                  23.78        16.72          23.78         --         --    (1.49)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                                --           --          12.07         --         --    10.30
             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (10.52)        0.19         (10.52)        --         --     8.10
1MC            Mid Cap Value Fund (9/99;5/98)                  29.78        18.46          29.78         --         --     3.32
             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (4.52)        --         --    19.00
1FS            Financial Services Fund (8/01;9/99)(f)             --           --          23.59         --         --    27.76
1TC            Technology Fund (8/01;5/97)(f)                     --           --         (24.22)        --         --    32.44
1TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (26.94)        --         --    15.26
             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                                 --       (32.69)(c)         --         --         --   (34.77)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                     --       (29.76)(c)     (16.99)     21.92         --    19.40
             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)     (10.50)       (2.93)        (10.50)        --         --     8.29
             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                                 --       (15.27)(c)      (7.24)        --         --    16.55
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                     --       (10.39)(c)      (3.09)        --         --    21.72
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                                 --           --           5.80      19.46         --    21.54
             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)                 --           --          13.36      15.98         --    17.56
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                                --           --         (18.75)        --         --     4.21
             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)                 --           --          37.78         --         --    14.52
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)                 --           --         (10.63)        --         --    17.44
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                  (5.05)       22.25          (5.05)        --         --    20.02
             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                                 --           --          (1.76)     16.73         --    16.74
             WANGER
1IT            International Small Cap (9/99;5/95)            (28.68)        6.37         (28.68)     18.65         --    22.42
1SP            U.S. Small Cap (9/99;5/95)                      (9.08)        3.60          (9.08)     17.64         --    18.36


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits)
Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                  Performance since
                                                                commencement of the                  Performance since
                                                                     subaccount                 commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Since                                        Since
Subaccount   Investing In:                                      1 year    commencement    1 year    5 years   10 years  commencement
             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%          0.01%     12.15%        --%    13.02%
1WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (10.81)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (23.31)      8.68         --     10.43

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                    Performance since
                                                                   subaccount                   commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                          Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (18.06%)      (5.78%)       (18.06%)       --%        --%   (5.78%)
 BD2            Bond Fund (9/99;10/81)                          (3.55)       (1.68)          2.45       2.23       6.80     9.02
 CR2            Capital Resource Fund (9/99;10/81)             (24.43)       (9.47)        (24.43)      8.80      11.75    12.50
 CM2            Cash Management Fund (9/99;10/81)               (3.16)       (1.69)         (3.16)      2.59       3.17     5.16
 DE2            Diversified Equity Income Fund (9/99;9/99)      (9.20)       (4.13)         (9.20)        --         --    (4.13)
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (32.56)(c)         --         --         --   (32.56)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (17.00)      (12.56)        (17.00)        --         --    (0.63)
 FI2            Federal Income Fund (9/99;9/99)                 (0.75)       (0.66)         (0.75)        --         --    (0.66)
 GB2            Global Bond Fund (9/99;5/96)                    (5.52)       (4.26)         (5.52)        --         --     1.14
 GR2            Growth Fund (9/99;9/99)                        (26.11)       (9.05)        (26.11)        --         --    (9.05)
 IE2            International Fund (9/99;1/92)                 (31.25)       (9.03)        (31.25)      4.83         --     6.71
 MF2            Managed Fund (9/99;4/86)                       (10.59)       (1.20)        (10.59)     10.33      11.42    10.37
 ND2            New Dimensions Fund(R)(9/99;5/96)              (16.78)        0.58         (16.78)        --         --    15.42
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (17.26)(c)         --         --         --   (17.26)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)            (4.68)        6.19          (4.68)        --         --     6.19
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (25.87)       11.18         (25.87)     10.88         --    10.76
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (18.45)     13.18         --    15.72
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --          (0.04)        --         --     6.40
              ALLIANCE VP
 2AB            AllianceBernstein International Value
                Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --           4.09      17.27         --    13.68
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (23.85)     12.79         --    10.33
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           8.66         --         --    10.12
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --       (16.71)(c)     (11.44)      8.91       9.73     9.14
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --           8.21         --         --     7.69
              FIDELITY VIP
 2FG            III Growth & Income Portfolio
                (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --         (11.97)        --         --    12.59
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          23.74         --         --    38.14
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (26.11)      7.91       7.71     6.97

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                  Performance since
                                                                commencement of the                     Performance since
                                                                     subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  22.00%       13.76%         22.00%      8.04%     11.98%    9.01%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  15.48        10.45          15.48         --         --    (4.56)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --           3.75         --         --     8.72
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (17.27)       (5.80)        (17.27)        --         --     5.32
 2MC            Mid Cap Value Fund (9/99;5/98)                  21.49        12.22          21.49         --         --     0.09
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (11.73)        --         --    17.29
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          15.28         --         --    21.59
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (29.89)        --         --    31.22
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (32.40)        --         --     8.89
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (37.75)(c)         --         --         --   (39.62)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (37.40)(c)     (23.23)     20.98         --    18.82
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (17.24)       (8.73)        (17.24)        --         --     4.82
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (24.51)(c)     (14.24)        --         --    11.84
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (20.18)(c)     (10.41)        --         --    19.22
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --          (2.22)     18.46         --    20.85
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --           5.03      14.88         --    16.78
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (24.85)        --         --     0.38
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          29.50         --         --    11.78
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (17.37)        --         --    16.03
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                 (12.22)       16.07         (12.22)        --         --    18.70
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (9.20)     15.65         --    16.32
              WANGER
 2IT            International Small Cap (9/99;5/95)            (34.00)        0.00         (34.00)     17.63         --    21.70
 2SP            U.S. Small Cap (9/99;5/95)                     (15.93)       (2.60)        (15.93)     16.59         --    17.56

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                Performance since
                                                              commencement of the                   Performance since
                                                                   subaccount                  commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                         Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (7.55%)    10.93%        --%   12.32%
 2WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (17.61)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (29.09)      7.28         --     9.37

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, 0.40% EEP fee, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec.

                                                               Performance since
                                                              commencement of the                     Performance since
                                                                  subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (17.27%)      (5.07%)       (17.27%)       --%        --%   (5.07%)
 BD2            Bond Fund (9/99;10/81)                          (2.60)       (0.93)         (2.60)      2.59       6.90     9.02
 CR2            Capital Resource Fund (9/99;10/81)             (23.72)       (8.79)        (23.72)      9.08      11.82    12.50
 CM2            Cash Management Fund (9/99;10/81)               (2.21)       (0.94)         (2.21)      2.94       3.32     5.16
 DE2            Diversified Equity Income Fund (9/99;9/99)      (8.32)       (3.41)         (8.32)        --         --    (3.41)
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (31.93)(c)         --         --         --   (31.93)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (16.20)      (11.91)        (16.20)        --         --    (0.22)
 FI2            Federal Income Fund (9/99;9/99)                  0.22         0.09           0.22         --         --     0.09
 GB2            Global Bond Fund (9/99;5/96)                    (4.60)       (3.53)         (4.60)        --         --     1.54
 GR2            Growth Fund (9/99;9/99)                        (25.41)       (8.37)        (25.41)        --         --    (8.37)
 IE2            International Fund (9/99;1/92)                 (30.61)       (8.35)        (30.61)      5.15         --     6.90
 MF2            Managed Fund (9/99;4/86)                        (9.72)       (0.45)         (9.72)     10.60      11.49    10.37
 ND2            New Dimensions Fund(R)(9/99;5/96)              (15.98)        1.35         (15.98)        --         --    15.67
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (16.47)(c)         --         --         --   (16.47)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)            (3.74)        6.95          (3.74)        --         --     6.95
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (25.17)       11.93         (25.17)     11.14         --    10.91
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (17.66)     13.42         --    15.91
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           0.95         --         --     6.73
              ALLIANCE VP
 2AB            AllianceBernstein International Value Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --           5.09      17.47         --    13.74
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (23.13)     13.03         --    10.58
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           9.66         --         --    10.41
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --       (15.49)(c)     (10.58)      9.19       9.81     9.14
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --           9.21         --         --     7.99
              FIDELITY VIP
 2FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --         (11.11)        --         --    12.93
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          24.74         --         --    38.50
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (25.41)      8.24       7.81     6.97

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  23.00%       14.50%         23.00%      8.32%     12.05%    9.01%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  16.48        11.20          16.48         --         --    (4.21)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --           4.75         --         --     9.08
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (16.47)       (5.09)        (16.47)        --         --     5.63
 2MC            Mid Cap Value Fund (9/99;5/98)                  22.49        12.97          22.49         --         --     0.46
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (10.88)        --         --    17.49
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          16.28         --         --    22.33
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (29.23)        --         --    31.35
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.76)        --         --     9.65
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (37.17)(c)         --         --         --   (39.07)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (36.51)(c)     (22.50)     21.16         --    18.98
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (16.45)       (8.04)        (16.45)        --         --     5.22
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (23.42)(c)     (13.42)        --         --    12.40
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (19.02)(c)      (9.54)        --         --    19.50
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --          (1.26)     18.66         --    20.98
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --           6.03      15.11         --    16.93
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (24.14)        --         --     0.83
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          30.50         --         --    12.09
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.57)        --         --    16.18
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                 (11.37)       16.81         (11.37)        --         --    18.84
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (8.32)     15.87         --    16.42
              WANGER
 2IT            International Small Cap (9/99;5/95)            (33.39)        0.76         (33.39)     17.83         --    21.84
 2SP            U.S. Small Cap (9/99;5/95)                     (15.12)       (1.86)        (15.12)     16.80         --    17.72

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) With Surrender and Selection of MAV and EEP Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods Ending Dec. 31, 2000
(continued)

                                                                    Performance since
                                                                  commencement of the                  Performance since
                                                                       subaccount                 commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Since                                        Since
 Subaccount   Investing In:                                      1 year    commencement   1 year     5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (6.65%)    11.19%      --%     12.55%
 2WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --       --     (16.82)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (28.42)      7.57       --       9.60

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000

                                                                 Performance since
                                                               commencement of the                     Performance since
                                                                    subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (11.76%)      (0.13%)       (11.76%)       --%        --%   (0.13%)
 BD2            Bond Fund (9/99;10/81)                           4.02         4.24           4.02       3.46       6.90     9.02
 CR2            Capital Resource Fund (9/99;10/81)             (18.68)       (4.08)        (18.68)      9.76      11.82    12.50
 CM2            Cash Management Fund (9/99;10/81)                4.44         4.23           4.44       3.79       3.32     5.16
 DE2            Diversified Equity Income Fund (9/99;9/99)      (2.13)        1.62          (2.13)        --         --     1.62
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (27.52)(c)         --         --         --   (27.52)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (10.60)       (7.39)        (10.60)        --         --     0.78
 FI2            Federal Income Fund (9/99;9/99)                  7.06         5.33           7.06         --         --     5.33
 GB2            Global Bond Fund (9/99;5/96)                     1.87         1.49           1.87         --         --     2.52
 GR2            Growth Fund (9/99;9/99)                        (20.50)       (3.63)        (20.50)        --         --    (3.63)
 IE2            International Fund (9/99;1/92)                 (26.10)       (3.61)        (26.10)      5.94         --     6.90
 MF2            Managed Fund (9/99;4/86)                        (3.64)        4.75          (3.64)     11.25      11.49    10.37
 ND2            New Dimensions Fund(R)(9/99;5/96)              (10.37)        6.66         (10.37)        --         --    16.28
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (10.89)(c)         --         --         --   (10.89)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)             2.79        12.21           2.79         --         --    12.21
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (20.25)       17.12         (20.25)     11.78         --    10.91
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (12.18)     14.01         --    15.91
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           7.83         --         --     9.03
              ALLIANCE VP
 2AB            AllianceBernstein International Value Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --          12.09      17.98         --    13.74
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (18.05)     13.63         --    10.74
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          16.66         --         --    11.14
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --        (6.84)(c)      (4.56)      9.87       9.81     9.14
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --          16.21         --         --    10.08
              FIDELITY VIP
 2FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --          (5.13)        --         --    13.78
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          31.74         --         --    40.97
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (20.50)      8.95       7.84     6.97


American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  30.00%       19.66%         30.00%      9.03%     12.05%    9.01%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  23.48        16.41          23.48         --         --    (1.84)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --          11.75         --         --     9.97
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (10.90)       (0.17)        (10.90)        --         --     7.76
 2MC            Mid Cap Value Fund (9/99;5/98)                  29.49        18.15          29.49         --         --     2.98
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (4.88)        --         --    18.68
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          23.28         --         --    27.46
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (24.61)        --         --    32.15
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (27.34)        --         --    14.94
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (33.16)(c)         --         --         --   (35.19)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (30.18)(c)     (17.38)     21.61         --    19.09
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (10.87)       (3.29)        (10.87)        --         --     7.96
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (15.65)(c)      (7.61)        --         --    16.24
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (10.76)(c)      (3.44)        --         --    21.41
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --           5.46      19.15         --    21.23
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --          13.03      15.66         --    17.25
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (19.14)        --         --     3.87
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          37.50         --         --    14.20
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (11.00)        --         --    17.12
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                  (5.41)       21.94          (5.41)        --         --    19.72
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (2.13)     16.41         --    16.42
              WANGER
 2IT            International Small Cap (9/99;5/95)            (29.09)        6.04         (29.09)     18.33         --    22.11
 2SP            U.S. Small Cap (9/99;5/95)                      (9.45)        3.26          (9.45)     17.32         --    18.04



American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified Annuities (Without Purchase Payment
Credits) Without Surrender and Selection of MAV and EEP Death Benefit Riders For
Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                    Performance since
                                                                   subaccount                   commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                          Since
 Subaccount   Investing In:                                     1 year    commencement    1 year     5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (0.34%)    11.82%        --%   12.69%
 2WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (11.27)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (23.74)      8.30         --    10.05

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                  subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                          Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (17.51%)      (5.23%)       (17.51%)       --%        --%   (5.23%)
 BD2            Bond Fund (9/99;10/81)                          (3.00)       (1.13)         (3.00)      2.78       7.35     9.57
 CR2            Capital Resource Fund (9/99;10/81)             (23.88)       (8.92)        (23.88)      9.35      12.30    13.05
 CM2            Cash Management Fund (9/99;10/81)               (2.61)       (1.14)         (2.61)      3.14       3.72     5.71
 DE2            Diversified Equity Income Fund (9/99;9/99)      (8.65)       (3.58)         (8.65)        --         --    (3.58)
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (32.01)(c)         --         --         --   (32.01)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (16.45)      (12.01)        (16.45)        --         --    (0.08)
 FI2            Federal Income Fund (9/99;9/99)                 (0.20)       (0.11)         (0.20)        --         --    (0.11)
 GB2            Global Bond Fund (9/99;5/96)                    (4.97)       (3.71)         (4.97)        --         --     1.69
 GR2            Growth Fund (9/99;9/99)                        (25.56)       (8.50)        (25.56)        --         --    (8.50)
 IE2            International Fund (9/99;1/92)                 (30.70)       (8.48)        (30.70)      5.38         --     7.26
 MF2            Managed Fund (9/99;4/86)                       (10.04)       (0.65)        (10.40)     10.88      11.97    10.92
 ND2            New Dimensions Fund(R)(9/99;5/96)              (16.23)        1.13         (16.23)        --         --    15.97
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (16.71)(c)         --         --         --   (16.71)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)            (4.13)        6.74          (4.13)        --         --     6.74
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (25.32)       11.73         (25.32)     11.43         --    11.31
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (17.90)     13.73         --    16.27
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           0.51         --         --     6.95
              ALLIANCE VP
 2AB            AllianceBernstein International Value Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --           4.64      17.82         --    14.23
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (23.30)     13.34         --    10.88
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --           9.21         --         --    10.67
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --       (16.16)(c)     (10.89)      9.46      10.28     9.69
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --           8.76         --         --     8.24
              FIDELITY VIP
 2FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --         (11.42)        --         --    13.14
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          24.29         --         --    38.69
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (25.56)      8.46       8.26     7.52

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                               Performance since
                                                              Commencement of the                     Performance since
                                                                  subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  22.55%       14.31%         22.55%      8.59%     12.53%    9.56%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  16.03        11.00          16.03         --         --    (4.01)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --           4.30         --         --     9.27
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (16.72)       (5.25)        (16.72)        --         --     5.87
 2MC            Mid Cap Value Fund (9/99;5/98)                  22.04        12.77          22.04         --         --     0.64
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (11.18)        --         --    17.84
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          15.83         --         --    22.14
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (29.34)        --         --    31.77
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.85)        --         --     9.44
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (37.20)(c)         --         --         --   (39.07)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (36.85)(c)     (22.68)     21.53         --    19.37
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (16.69)       (8.18)        (16.69)        --         --     5.37
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (23.96)(c)     (13.69)        --         --    12.39
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (19.63)(c)      (9.86)        --         --    19.77
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --          (1.67)     19.01         --    21.40
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --           5.58      15.43         --    17.33
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (24.30)        --         --     0.93
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          30.05         --         --    12.33
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.82)        --         --    16.58
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                 (11.67)       16.62         (11.67)        --         --    19.25
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (8.65)     16.20         --    16.87
              WANGER
 2IT            International Small Cap (9/99;5/95)            (33.45)        0.55         (33.45)     18.18         --    22.25
 2SP            U.S. Small Cap (9/99;5/95)                     (15.38)       (2.05)        (15.38)     17.14         --    18.11

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Ten-Year  Surrender  Charge  Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                               Performance since
                                                             commencement of the                     Performance since
                                                                  subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Since                                           Since
 Subaccount   Investing In:                                  1 year    commencement     1 year     5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)            --%          --%         (7.00%)    11.48%     --%       12.87%
 2WI            International Equity Fund (5/01;7/00)(f)        --           --             --         --      --       (17.06)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)            --           --         (28.54)      7.83      --         9.92

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                          Since
 Subaccount   Investing In:                                    1 year    commencement     1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (16.72%)      (4.52%)       (16.72%)       --%        --%   (4.52%)
 BD2            Bond Fund (9/99;10/81)                          (2.05)       (0.38)         (2.05)      3.14       7.45     9.57
 CR2            Capital Resource Fund (9/99;10/81)             (23.17)       (8.24)        (23.17)      9.63      12.37    13.05
 CM2            Cash Management Fund (9/99;10/81)               (1.66)       (0.39)         (1.66)      3.49       3.87     5.71
 DE2            Diversified Equity Income Fund (9/99;9/99)      (7.77)       (2.86)         (7.77)        --         --    (2.86)
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (31.38)(c)         --         --         --   (31.38)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (15.65)      (11.36)        (15.65)        --         --     0.33
 FI2            Federal Income Fund (9/99;9/99)                  0.77         0.64           0.77         --         --     0.64
 GB2            Global Bond Fund (9/99;5/96)                    (4.05)       (2.98)         (4.05)        --         --     2.09
 GR2            Growth Fund (9/99;9/99)                        (24.86)       (7.82)        (24.86)        --         --    (7.82)
 IE2            International Fund (9/99;1/92)                 (30.06)       (7.80)        (30.06)      5.70         --     7.45
 MF2            Managed Fund (9/99;4/86)                        (9.17)        0.10          (9.17)     11.15      12.04    10.92
 ND2            New Dimensions Fund(R)(9/99;5/96)              (15.43)        1.90         (15.43)        --         --    16.22
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (15.92)(c)         --         --         --   (15.92)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)            (3.19)        7.50          (3.19)        --         --     7.50
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (24.62)       12.48         (24.62)     11.69         --    11.46
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (17.11)     13.97         --    16.46
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           1.50         --         --     7.28
              ALLIANCE VP
 2AB            AllianceBernstein International Value Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --           5.64      18.02         --    14.29
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (22.58)     13.58         --    11.13
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          10.21         --         --    10.96
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --       (14.94)(c)     (10.03)      9.74      10.36     9.69
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --           9.76         --         --     8.54
              FIDELITY VIP
 2FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --         (10.56)        --         --    13.48
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          25.29         --         --    39.05
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (24.86)      8.79       8.36     7.52

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                 Performance since
                                                               commencement of the                     Performance since
                                                                    subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  23.55%       15.05%         23.55%      8.87%     12.60%    9.56%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  17.03        11.75          17.03         --         --    (3.66)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --           5.30         --         --     9.63
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (15.92)       (4.54)        (15.92)        --         --     6.18
 2MC            Mid Cap Value Fund (9/99;5/98)                  23.04        13.52          23.04         --         --     1.01
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --         (10.33)        --         --    18.04
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          16.83         --         --    22.88
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (28.68)        --         --    31.90
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (31.21)        --         --    10.20
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (36.62)(c)         --         --         --   (38.52)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (35.96)(c)     (21.95)     21.71         --    19.53
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (15.90)       (7.49)        (15.90)        --         --     5.77
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (22.87)(c)     (12.87)        --         --    12.95
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (18.47)(c)      (8.99)        --         --    20.05
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --          (0.71)     19.21         --    21.53
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --           6.58      15.66         --    17.48
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (23.59)        --         --     1.38
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          31.05         --         --    12.64
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (16.02)        --         --    16.73
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                 (10.82)       17.36         (10.82)        --         --    19.39
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (7.77)     16.42         --    16.97
              WANGER
 2IT            International Small Cap (9/99;5/95)            (32.84)        1.31         (32.84)     18.38         --    22.39
 2SP            U.S. Small Cap (9/99;5/95)                     (14.57)       (1.31)        (14.57)     17.35         --    18.27

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender and Selection of a Seven-Year  Surrender Charge Schedule
For Periods Ending Dec. 31, 2000 (continued)

                                                                 Performance since
                                                               commencement of the                    Performance since
                                                                    subaccount                   commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Since                                          Since
 Subaccount   Investing In:                                     1 year    commencement    1 year     5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%         (6.10%)    11.74%      --%     13.10%
 2WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --       --     (16.27)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (27.87)      8.12       --      10.15

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                                  Performance since
                                                                 commencement of the                          Performance since
                                                                    subaccount                         commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                            Since
 Subaccount   Investing In:                                  1 year    commencement      1 year     5 years   10 years  commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC2            Blue Chip Advantage Fund (9/99;9/99)(b)        (11.21%)       0.42%        (11.21%)       --%        --%    0.42%
 BD2            Bond Fund (9/99;10/81)                           4.57         4.79           4.57       4.01       7.45     9.57
 CR2            Capital Resource Fund (9/99;10/81)             (18.13)       (3.53)        (18.13)     10.31      12.37    13.05
 CM2            Cash Management Fund (9/99;10/81)                4.99         4.78           4.99       4.34       3.87     5.71
 DE2            Diversified Equity Income Fund (9/99;9/99)      (1.58)        2.17          (1.58)        --         --     2.17
 EM2            Emerging Markets Fund (5/00;5/00)                  --       (26.97)(c)         --         --         --   (26.97)(d)
 ES2            Equity Select Fund (5/01;4/01)(e)                  --           --             --         --         --       --
 EI2            Extra Income Fund (9/99;5/96)                  (10.05)       (6.84)        (10.05)        --         --     1.33
 FI2            Federal Income Fund (9/99;9/99)                  7.61         5.88           7.61         --         --     5.88
 GB2            Global Bond Fund (9/99;5/96)                     2.42         2.04           2.42         --         --     3.07
 GR2            Growth Fund (9/99;9/99)                        (19.95)       (3.08)        (19.95)        --         --    (3.08)
 IE2            International Fund (9/99;1/92)                 (25.55)       (3.06)        (25.55)      6.49         --     7.45
 MF2            Managed Fund (9/99;4/86)                        (3.09)        5.30          (3.09)     11.80      12.04    10.92
 ND2            New Dimensions Fund(R)(9/99;5/96)               (9.82)        7.21          (9.82)        --         --    16.83
 SV2            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV2            S&P 500 Index Fund (5/00;5/00)                     --       (10.34)(c)      --            --         --   (10.34)(d)
 SC2            Small Cap Advantage Fund (9/99;9/99)             3.34        12.76           3.34         --         --    12.76
 ST2            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA2            Strategy Aggressive Fund (9/99;1/92)           (19.70)       17.67         (19.70)     12.33         --    11.46
              AIM V.I.
 2AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (11.63)     14.56         --    16.46
 2AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           8.38         --         --     9.58
              ALLIANCE VP
 2AB            AllianceBernstein International Value Portfolio
                (Class B) (8/01;5/01)(e)                           --           --             --         --         --       --
 2AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --          12.64      18.53         --    14.29
              AMERICAN CENTURY VP
 2AI            International, Class II (8/01;5/94)(f),(h)         --           --         (17.50)     14.18         --    11.29
 2AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          17.21         --         --    11.69
              CALVERT VARIABLE SERIES, INC.
 2SR            Social Balanced Portfolio (5/00;9/86)              --        (6.29)(c)      (4.01)     10.42      10.36     9.69
              EVERGREEN VA
 2CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --          16.76         --         --    10.63
              FIDELITY VIP
 2FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --          (4.58)        --         --    14.33
 2FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          32.29         --         --    41.52
 2FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (19.95)      9.50       8.39     7.52

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                              commencement of the                     Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Since                                           Since
 Subaccount   Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 2RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  30.55%       20.21%         30.55%      9.58%     12.60%    9.56%
 2SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  24.03        16.96          24.03         --         --    (1.29)
 2MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --          12.30         --         --    10.52
              GOLDMAN SACHS VIT
 2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (10.35)        0.38         (10.35)        --         --     8.31
 2MC            Mid Cap Value Fund (9/99;5/98)                  30.04        18.70          30.04         --         --     3.53
              INVESCO VIF
 2ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (4.33)        --         --    19.23
 2FS            Financial Services Fund (8/01;9/99)(f)             --           --          23.83         --         --    28.01
 2TC            Technology Fund (8/01;5/97)(f)                     --           --         (24.06)        --         --    32.70
 2TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (26.79)        --         --    15.49
              JANUS ASPEN SERIES
 2GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (32.61)(c)         --         --         --   (34.64)(d)
 2IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (29.63)(c)     (16.83)     22.16         --    19.64
              LAZARD RETIREMENT SERIES
 2IP            International Equity Portfolio (9/99;9/98)     (10.32)       (2.74)        (10.32)        --         --     8.51
              MFS(R)
 2MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (15.10)(c)      (7.06)        --         --    16.79
 2MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (10.21)(c)      (2.89)        --         --    21.96
 2UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --           6.01      19.70         --    21.78
              PIONEER VCT
 2PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --          13.58      16.21         --    17.80
 2EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                --           --         (18.59)        --         --     4.42
              PUTNAM VARIABLE TRUST
 2HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          38.05         --         --    14.75
 2PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (10.45)        --         --    17.67
 2VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                  (4.86)       22.49          (4.86)        --         --    20.27
              STRONG FUNDS
 2SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (1.58)     16.96         --    16.97
              WANGER
 2IT            International Small Cap (9/99;5/95)            (28.54)        6.59         (28.54)     18.88         --    22.66
 2SP            U.S. Small Cap (9/99;5/95)                      (8.90)        3.81          (8.90)     17.87         --    18.59

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                     Performance since
                                                                   commencement of the                      Performance since
                                                                        subaccount                     commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Since                                         Since
 Subaccount   Investing In:                                      1 year    commencement    1 year    5 years   10 years commencement
              WELLS FARGO VT
 2AA            Asset Allocation Fund (5/01;4/94)(f)               --%          --%          0.21%     12.37%        --%   13.24%
 2WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (10.72)(d)
 2SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (23.19)      8.85         --    10.60

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R)Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                    --------
                                        P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o any dividends declared for such shares.

It does not include:

o the effect of any applicable surrender charge, or
o any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000
Subaccount    Investing In:                                      Simple Yield        Compound Yield
 CM1          AXP(R)Variable Portfolio - Cash Management Fund          4.96%               5.08%
 CM2          AXP(R)Variable Portfolio - Cash Management Fund          5.16                5.29


ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                            -------
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000
Subaccount    Investing in:                                             Yield
 BD1   AXP(R)Variable Portfolio - Bond Fund                              6.93%
 BD2   AXP(R)Variable Portfolio - Bond Fund                              6.97
 EI1   AXP(R)Variable Portfolio - Extra Income Fund                     10.36
 EI2   AXP(R)Variable Portfolio - Extra Income Fund                     10.46
 FI1   AXP(R)Variable Portfolio - Federal Income Fund                    5.43
 FI2   AXP(R)Variable Portfolio - Federal Income Fund                    5.29
 GB1   AXP(R)Variable Portfolio - Global Bond Fund                       0.00
 GB2   AXP(R)Variable Portfolio - Global Bond Fund                       0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


Rating Agency Rating
 A.M. Best                                                 A+ (Superior)
 Fitch                                                     AA
 Moody's                                                   Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.

Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street,
Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Annual Financial Information

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Variable Annuity(R) (comprised of subaccounts BC1, BC2, BD1, BD2, CR1, CR2, CM1, CM2, DE1, DE2, EM1, EM2, EI1, EI2, FI1, FI2, GB1, GB2, GR1, GR2, IE1, IE2, MF1, MF2, ND1, ND2, IV1, IV2, SC1, SC2, SA1, SA2, 1SR, 2SR, 1RE, 2RE, 1SI, 2SI, 1UE, 2UE, 1MC, 2MC, 1GT, 2GT, 1IG, 2IG, 1IP, 2IP, 1MG, 2MG, 1MD, 2MD, 1VS, 2VS, 1IT, 2IT, 1SP and 2SP) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Variable Annuity(R) at December 31, 2000, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Net Assets
                                               Segregated Asset Subaccounts
                          --------------------------------------------------------------------
December 31, 2000              BC1           BC2           BD1           BD2          CR1
Assets
Investments in shares
   of mutual funds
   and portfolios:
   at cost .............  $ 46,361,413  $ 35,099,500  $ 46,239,228  $ 32,627,676  $ 26,186,060
                          ------------  ------------  ------------  ------------  ------------
   at market value .....  $ 42,617,230  $ 32,314,200  $ 46,356,059  $ 32,735,007  $ 20,786,097
Dividends receivable ...            --            --       255,660       181,427            --
Accounts receivable from
   IDS Life for contract
   purchase payments ...        54,845        33,224        65,364         5,635        34,365
Receivable from mutual
   funds and portfolios for
   share redemptions ...            --            --            --            --            --
                          ------------  ------------  ------------  ------------  ------------
Total assets ...........    42,672,075    32,347,424    46,677,083    32,922,069    20,820,462
                            ==========    ==========    ==========    ==========    ==========

Liabilities
Payable to
IDS Life for:
   Mortality and expense
     risk fee ..........        31,552        18,755        33,746        18,895        15,278
   Contract terminations            --            --            --            --            --
Payable to mutual funds
   and portfolios for
   investments purchased            --            --            --            --            --
                          ------------  ------------  ------------  ------------  ------------
Total liabilities ......        31,552        18,755        33,746        18,895        15,278
                                ------        ------        ------        ------        ------
Net assets applicable
   to contracts
   in accumulation period   42,494,389    32,204,664    46,511,469    32,684,356    20,661,052
Net assets applicable
   to contracts
   in payment period .....     146,134       124,005       131,868       218,818       144,132
                               -------       -------       -------       -------       -------
Total net assets .......  $ 42,640,523  $ 32,328,669  $ 46,643,337  $ 32,903,174  $ 20,805,184
                          ============  ============  ============  ============  ============
Accumulation units
   outstanding..........    43,160,879    32,624,409    43,919,764    30,783,302    22,158,834
                            ==========    ==========    ==========    ==========    ==========
Net asset value per
   accumulation unit....  $       0.98  $       0.99  $       1.06  $       1.06  $       0.93
                          ============  ============  ============  ============  ============


Statements of Net Assets
                                                 Segregated Asset Subaccounts
                             --------------------------------------------------------------------
December 31, 2000                CR2           CM1            CM2            DE1         DE2
Assets
Investments in shares
   of mutual funds
   and portfolios:
   at cost .............     $ 28,380,024  $213,295,133  $181,419,519  $ 14,065,644  $ 12,070,781
                             ------------  ------------  ------------  ------------  ------------
   at market value .....     $ 22,411,025  $213,266,882  $181,400,600  $ 14,361,937  $ 12,331,512
Dividends receivable ...               --     1,002,267       841,988            --            --
Accounts receivable from
   IDS Life for contract
   purchase payments .....        100,284     2,050,828       490,811        31,621            --
Receivable from mutual
   funds and portfolios for
   share redemptions ...               --            --            --            --            --
                             ------------  ------------  ------------   ------------  -----------
Total assets ...........       22,511,309   216,319,977   182,733,399    14,393,558    12,331,512
                               ==========   ===========   ===========    ==========    ==========

Liabilities
Payable to
IDS Life for:
   Mortality and expense
     risk fee ............         13,081       159,522       105,682        10,553         7,165
   Contract terminations               --            --            --            --         9,425
Payable to mutual funds
   and portfolios for
   investments purchased ..            --            --            --            --            --
                             ------------  ------------  ------------   ------------  -----------
Total liabilities ......           13,081       159,522       105,682        10,553        16,590
                                   ------       -------       -------        ------        ------
Net assets applicable
   to contracts
   in accumulation period      22,440,170   216,124,722   182,535,192    14,343,331    12,254,838
Net assets applicable
   to contracts
   in payment period ....          58,058        35,733        92,525        39,674        60,084
                                   ======        ======        ======        ======        ======
Total net assets .......     $ 22,498,228  $216,160,455  $182,627,717  $ 14,383,005  $ 12,314,922
                             ============  ============  ============  ============  ============
Accumulation units
   outstanding .........       24,003,237   203,921,835   171,785,378    14,226,644    12,123,600
                               ==========   ===========   ===========    ==========    ==========
Net asset value per
   accumulation unit ....     $      0.93  $       1.06  $       1.06  $       1.01  $       1.01
                              ===========  ============  ============  ============  ============


See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Net Assets
                                                    Segregated Asset Subaccounts
                                        ---------------------------------------------------------
December 31, 2000 (continued)             EM1        EM2          EI1          EI2         FI1
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ...........................  $585,432  $802,848  $54,344,112  $32,742,125  $26,067,571
                                        --------  --------  -----------  -----------  -----------
   at market value ...................  $510,699  $666,105  $47,467,376  $28,631,608  $26,683,478
Dividends receivable .................        --        --      396,350      238,462      115,406
Accounts receivable from
   IDS Life for contract
   purchase payments .................        91     2,165       91,290       62,236           --
Receivable from mutual
   funds and portfolios for
   share redemptions .................        --        --           --           --           --
                                        --------  --------  -----------  -----------  -----------
Total assets .........................   510,790   688,270   47,995,016   28,932,306   26,798,884
                                         =======   =======   ==========   ==========   ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee            369       361       35,211       16,665       19,691
   Contract terminations .............        --        --           --           --       35,715
Payable to mutual funds and portfolios
   for investments purchased .........        --        --           --           --           --
                                        --------  --------  -----------  -----------  -----------
Total liabilities ....................       369       361       35,211       16,665       55,406
                                             ---       ---       ------       ------       ------
Net assets applicable to contracts in
   accumulation period ...............   510,421   667,909   47,823,990   28,893,243   26,555,154
Net assets applicable to contracts in
   payment period .. .................        --        --       95,815       22,398      188,324
                                         =======   =======       ======       ======      =======
Total net assets .....................  $510,421  $667,909  $47,919,805  $28,915,641  $26,743,478
                                        ========  ========  ===========  ===========  ===========
Accumulation units outstanding ......    693,177   905,842   52,654,863   31,722,406   24,654,215
                                         =======   =======   ==========   ==========   ==========
Net asset value per accumulation unit   $   0.74  $   0.74  $      0.91  $      0.91  $      1.08
                                        ========  ========  ===========  ===========  ===========


Statements of Net Assets

                                                       Segregated Asset Subaccounts
                                         ----------------------------------------------------------------
December 31, 2000 (continued)              FI2          GB1         GB2           GR1            GR2
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ...........................  $17,024,544  $14,053,182  $8,883,305  $125,976,009  $114,963,869
                                        -----------  -----------  ----------  ------------  ------------
   at market value ...................  $17,407,951  $14,464,272  $9,148,347  $100,231,930  $ 92,409,712
Dividends receivable .................       73,349           --          --            --            --
Accounts receivable from
   IDS Life for contract
   purchase payments .................       84,961        9,778      55,934       306,795       263,899
Receivable from mutual
   funds and portfolios for
   share redemptions .................           --           --          --            --            --
                                         -----------  -----------  ----------  ------------  ------------
Total assets .........................   17,566,261   14,474,050   9,204,281   100,538,725    92,673,611
                                         ==========   ==========   =========   ===========    ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee             9,888       10,564       5,275        73,355        53,287
   Contract terminations .............           --           --          --            --            --
Payable to mutual funds and portfolios
   for investments purchased .........           --           --          --            --            --
                                         -----------  -----------  ----------  ------------  ------------
Total liabilities ....................        9,888       10,564       5,275        73,355        53,287
                                              -----       ------       -----        ------        ------
Net assets applicable to contracts in
   accumulation period ...............   17,556,373   14,463,486   9,199,006   100,340,708    92,416,728
Net assets applicable to contracts in
   payment period  ...................           --           --          --       124,662       203,596
                                         ==========   ==========   =========   ===========    ==========
Total net assets .....................  $17,556,373  $14,463,486  $9,199,006  $100,465,370  $ 92,620,324
                                        ===========  ===========  ==========  ============  ============
Accumulation units outstanding ......... 16,257,973   14,136,694   8,967,857   106,410,129    97,753,895
                                         ==========   ==========   =========   ===========    ==========
Net asset value per accumulation unit ..$      1.08  $      1.02  $     1.03  $       0.94  $       0.95
                                        ===========  ===========  ==========  ============  ============

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------




Statements of Net Assets
                                                Segregated Asset Subaccounts
                            -----------------------------------------------------------------
December 31, 2000 (continued)   IE1         IE2           MF1           MF2          ND1
Assets
Investments in shares of
   mutual funds and
   portfolios:
   at cost ................  $20,399,727  $18,497,174  $46,641,462  $33,213,823  $274,882,536
                             -----------  -----------  -----------  -----------  ------------
   at market value ........  $14,793,392  $13,258,602  $42,250,467  $30,080,634  $235,285,916
Dividends receivable ......           --           --           --           --            --
Accounts receivable
   from IDS Life for contract
   purchase payments ...         140,008       10,850      101,565       96,538       779,624
Receivable from
   mutual funds
   and portfolios for
   share redemptions ......           --           --           --           --            --
                             -----------  -----------  -----------  -----------  ------------
Total assets ..............   14,933,400   13,269,452   42,352,032   30,177,172   236,065,540
                              ==========   ==========   ==========   ==========   ===========
Liabilities
Payable to IDS Life for:
Mortality and
   expense risk fee .......       10,853        7,714       30,967       17,561       172,498
Contract terminations ..              --           --           --           --            --
Payable to mutual
   funds and portfolios
   for investments purchased          --           --           --           --            --
                             -----------  -----------  -----------  -----------  ------------
Total liabilities .........       10,853        7,714       30,967       17,561       172,498
                                  ------        -----       ------       ------       -------
Net assets applicable to
 contracts in accumulation
 period ...................   14,829,504   13,252,695   41,880,072   29,899,367   234,945,931
Net assets applicable to
   contracts in payment
   period                         93,043        9,043      440,993      260,244       947,111
                                  ======        =====      =======      =======       =======

Total net assets ..........  $14,922,547  $13,261,738  $42,321,065  $30,159,611  $235,893,042
                             ===========  ===========  ===========  ===========  ============
Accumulation units
   outstanding ............   15,669,531   13,967,274   39,809,954   28,347,806   219,315,532
                              ==========   ==========   ==========   ==========   ===========
Net asset value per
  accumulation unit .......  $      0.95  $      0.95  $      1.05  $      1.05  $       1.07
                             ===========  ===========  ===========  ===========  ============


Statements of Net Assets

                                                Segregated Asset Subaccounts
                              ---------------------------------------------------------------
December 31, 2000 (continued)      ND2          IV1          IV2         SC1         SC2
Assets
Investments in shares of
   mutual funds and
   portfolios:
   at cost ................   $221,404,525  $13,754,212  $9,550,217  $19,312,835  $17,442,053
                              ------------  -----------  ----------  -----------  -----------
   at market value ........   $190,267,562  $12,719,696  $8,812,503  $19,069,820  $17,228,183
Dividends receivable ......             --           --          --           --           --
Accounts receivable
   from IDS Life for contract
   purchase payments ......        502,174      157,508      90,014           --       28,540
Receivable from
   mutual funds
   and portfolios for
   share redemptions ......             --           --          --           --           --
                               -----------   ----------   ---------   ----------  -----------
Total assets ..............    190,769,736   12,877,204   8,902,517   19,069,820   17,256,723
                               ===========   ==========   =========   ==========   ==========
Liabilities
Payable to IDS Life for:
Mortality and
   expense risk fee ........       110,000        8,874       4,916       13,838        9,952
Contract terminations ..                --           --          --       75,881           --
Payable to mutual
   funds and portfolios
   for investments purchased            --           --          --           --           --
                              ------------  -----------  ----------  -----------  -----------
Total liabilities .........        110,000        8,874       4,916       89,719        9,952
                                   -------        -----       -----       ------        -----
Net assets applicable to
   contracts in accumulation
   period .................    190,146,617   12,757,813   8,897,601   18,963,421   17,246,771
Net assets applicable to
   contracts in payment period     513,119      110,517          --       16,680           --
                                   =======      =======     =======       ======      =======

Total net assets ..........   $190,659,736  $12,868,330  $8,897,601  $18,980,101  $17,246,771
                              ============  ===========  ==========  ===========  ===========
Accumulation units
   outstanding ............    177,036,037   14,083,617   9,811,519   16,348,580   14,830,157
                               ===========   ==========   =========   ==========   ==========
Net asset value per
   accumulation unit.......   $       1.07  $      0.91  $     0.91  $      1.16  $      1.16
                              ============  ===========  ==========  ===========  ===========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------





Statements of Net Assets
                                                    Segregated Asset Subaccounts
                                        ------------------------------------------------------------
December 31, 2000 (continued)              SA1           SA2         1SR         2SR         1RE
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ........................... $111,625,679  $89,567,873  $1,780,499  $1,355,802  $7,041,418
                                       ------------  -----------  ----------  ----------  ----------
   at market value ................... $ 70,827,955  $57,270,508  $1,626,644  $1,234,663  $7,721,569
Dividends receivable .................           --           --          --          --          --
Accounts receivable from
   IDS Life for contract
   purchase payments .................      312,695       97,687       3,524       1,264      10,301
Receivable from mutual funds and
   portfolios for share redemptions ..           --           --       1,136         677       5,552
                                              -----          ---       -----         ---       -----
Total assets .........................   71,140,650   57,368,195   1,631,304   1,236,604   7,737,422
                                         ==========   ==========   =========   =========   =========
Liabilities
Payable to IDS Life for:
   Mortality and
   expense risk fee ..................       51,834       33,067       1,136         677       5,552
   Contract terminations .............           --           --          --          --          --
Payable to mutual funds and portfolios
   for investments purchased ........            --           --       3,524       1,264      10,301
                                              -----          ---       -----       -----      ------
Total liabilities ....................       51,834       33,067       4,660       1,941      15,853
                                             ------       ------       -----       -----      ------
Net assets applicable to contracts in
   accumulation period ...............   70,926,728   57,188,770   1,626,644   1,234,663   7,718,328
Net assets applicable to contracts
   in payment period ..................     162,088      146,358          --          --       3,241
                                            =======      =======     =======      ======       =====
Total net assets ..................... $ 71,088,816  $57,335,128  $1,626,644  $1,234,663  $7,721,569
                                       ============  ===========  ==========  ==========  ==========
Accumulation units
   outstanding .......................   58,413,697   46,977,698   1,692,742   1,282,907   6,181,452
                                         ==========   ==========   =========   =========   =========
Net asset value per
   accumulation unit.................. $       1.21  $      1.22  $     0.96  $     0.96  $     1.25
                                       ============  ===========  ==========  ==========  ==========


Statements of Net Assets
                                                    Segregated Asset Subaccounts
                                       ------------------------------------------------------------
December 31, 2000 (continued)             2RE         1SI        2SI          1UE         2UE
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ........................... $7,785,966  $2,918,908  $2,848,169  $59,383,637  $45,907,592
                                       ----------  ----------  ----------  -----------  -----------
   at market value ................... $8,611,678  $3,449,583  $3,399,162  $54,626,689  $42,286,180
Dividends receivable .................         --          --          --           --           --
Accounts receivable from
   IDS Life for contract
   purchase payments .................     10,023      12,218       4,795       30,013       27,839
Receivable from mutual funds and
   portfolios for share redemptions ..      4,937       2,517       1,978       40,239       24,391
                                            -----       -----       -----       ------       ------
Total assets .........................  8,626,638   3,464,318   3,405,935   54,696,941   42,338,410
                                        =========   =========   =========   ==========   ==========
Liabilities
Payable to IDS Life for:
   Mortality and
      expense risk fee ...............      4,937       2,517       1,978       40,239       24,391
   Contract terminations ..........            --          --          --           --           --
Payable to mutual funds and portfolios
   for investments purchased .........     10,023      12,218       4,795       30,013       27,839
                                           ------      ------       -----       ------       ------
Total liabilities ....................     14,960      14,735       6,773       70,252       52,230
                                           ------      ------       -----       ------       ------
Net assets applicable to contracts in
   accumulation period ...............  8,611,678   3,449,583   3,399,162   54,438,034   42,116,211
Net assets applicable to contracts
   in payment period .................         --          --          --      188,655      169,969
                                             ====        ====       =====      =======      =======
Total net assets ..................... $8,611,678  $3,449,583  $3,399,162  $54,626,689  $42,286,180
                                       ==========  ==========  ==========  ===========  ===========
Accumulation units outstanding .........6,879,005   2,896,941   2,846,415   55,239,000   42,626,277
                                        =========   =========   =========   ==========   ==========
Net asset value per accumulation unit .$     1.25  $     1.19  $     1.19  $      0.99  $      0.99
                                       ==========  ==========  ==========  ===========  ===========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Net Assets
                                                    Segregated Asset Subaccounts
                                       --------------------------------------------------------------
December 31, 2000 (continued)              1MC          2MC         1GT          2GT          1IG
Assets Investments in shares of
   mutual funds and portfolios:
   at cost ........................... $10,585,357  $7,802,149  $21,785,791  $19,202,955  $27,223,776
                                       -----------  ----------  -----------  -----------  -----------
   at market value ................... $12,654,338  $9,404,909  $15,683,198  $13,879,202  $23,432,894
Dividends receivable .................          --          --           --           --           --
Accounts receivable from
   IDS Life for contract
   purchase payments .................      17,712      12,723       58,014       26,327      100,189
Receivable from mutual
   funds and portfolios for
   share redemptions .................       9,234       5,476       11,588        8,109       16,611
                                             -----       -----       ------        -----       ------
Total assets .........................  12,681,284   9,423,108   15,752,800   13,913,638   23,549,694
                                        ==========   =========   ==========   ==========   ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee ....       9,234       5,476       11,588        8,109       16,611
   Contract terminations .............          --          --           --           --           --
Payable to mutual funds and portfolios
   for investments purchased .........      17,712      12,723       58,014       26,327      100,189
                                            ------      ------       ------       ------      -------
Total liabilities ....................      26,946      18,199       69,602       34,436      116,800
                                            ------      ------       ------       ------      -------
Net assets applicable to contracts
   in accumulation period ............  12,633,416   9,404,909   15,667,328   13,869,466   23,366,558
Net assets applicable to contracts
   in payment period .................      20,922          --       15,870        9,736       66,336
                                            ======      ======       ======        =====       ======
Total net assets ..................... $12,654,338  $9,404,909  $15,683,198  $13,879,202  $23,432,894
                                       ===========  ==========  ===========  ===========  ===========
Accumulation units
   outstanding .......................  10,264,919   7,621,857   22,949,067   20,288,328   29,250,538
                                        ==========   =========   ==========   ==========   ==========
Net asset value per
   accumulation unit  ................  $     1.23 $      1.23  $      0.68  $      0.68  $      0.80
                                        ========== ===========  ===========  ===========  ===========

Statements of Net Assets
                                                    Segregated Asset Subaccounts
                                       ---------------------------------------------------------------
December 31, 2000 (continued)              2IG          1IP         2IP         1MG           2MG
Assets
Investments in shares of
mutual funds and portfolios:
   at cost ............................$23,832,698  $10,990,928  $8,048,865  $21,734,565  $19,321,956
                                       -----------  -----------  ----------  -----------  -----------
   at market value ....................$20,660,098  $10,425,108  $7,677,904  $19,889,237  $17,708,263
Dividends receivable ..................         --           --          --           --           --
Accounts receivable from
   IDS Life for contract
   purchase payments ..................     88,320        8,653      10,799       65,240       64,358
Receivable from mutual
   funds and portfolios for
   share redemptions ..................     11,552        7,801       4,491       13,758        9,746
                                            ------        -----       -----       ------        -----
Total assets .......................... 20,759,970   10,441,562   7,693,194   19,968,235   17,782,367
                                        ==========   ==========   =========   ==========   ==========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee .....     11,552        7,801       4,491       13,758        9,746
   Contract terminations ..............         --           --          --           --           --
Payable to mutual funds and portfolios
   for investments purchased ..........     88,320        8,653      10,799       65,240       64,358
                                            ------        -----      ------       ------       ------
Total liabilities .....................     99,872       16,454      15,290       78,998       74,104
                                            ------       ------      ------       ------       ------
Net assets applicable to contracts
   in accumulation period ............. 20,608,237   10,330,021   7,649,415   19,860,015   17,667,500
Net assets applicable to contracts
   in payment period ...................    51,861       95,087      28,489       29,222       40,763
                                            ======       ======      ======       ======       ======
Total net assets ......................$20,660,098  $10,425,108  $7,677,904  $19,889,237  $17,708,263
                                       ===========  ===========  ==========  ===========  ===========
Accumulation units outstanding .........25,763,066   10,774,085   7,957,614   21,973,127   19,520,956
                                        ==========   ==========   =========   ==========   ==========
Net asset value per accumulation unit .$      0.80  $      0.96 $      0.96  $      0.90   $     0.91
                                       ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------




Statements of Net Assets

                                                               Segregated Asset Subaccounts
                             -------------------------------------------------------------------------------------------------------
December 31, 2000(continued)    1MD         2MD            1VS         2VS          1IT          2IT          1SP         2SP

Assets
Investments in shares of
   mutual funds and portfolios:
     at cost ..............  $14,992,588  $12,340,728  $100,075,801  $73,071,434  $33,140,939  $27,231,072  $32,371,261  $25,616,334
                             -----------  -----------  ------------  -----------  -----------  -----------  -----------  -----------
     at market value ......  $14,406,775  $11,803,502  $ 88,234,933  $64,390,419  $23,694,747  $19,832,024  $31,381,436  $25,021,085
 Dividends receivable ....            --           --            --           --           --           --           --           --
 Accounts receivable from
   IDS Life for contract
   purchase payments ....         20,575       58,154       140,966      151,245       97,604       55,472           --       68,749
 Receivable from mutual
   funds and portfolios for
   share redemptions .....         9,810        6,344        66,522       38,287       17,568       11,496       62,063       14,617
                                   -----        -----        ------       ------       ------       ------       ------       ------
 Total assets ............    14,437,160   11,868,000    88,442,421   64,579,951   23,809,919   19,898,992   31,443,499   25,104,451
                              ==========   ==========    ==========   ==========   ==========   ==========   ==========   ==========
 Liabilities
 Payable to IDS Life for:
   Mortality and expense
      risk fee .............       9,810        6,344        66,522       38,287       17,568       11,496       23,262       14,617
   Contract terminations              --           --            --           --           --           --       38,801           --
 Payable to mutual funds and
   portfolios for investments
   purchase                       20,575       58,154       140,966      151,245       97,604       55,642           --       68,749
                                  ------       ------       -------      -------       ------       ------       ------       ------
 Total liabilities .......        30,385       64,498       207,488      189,532      115,172       67,138       62,063       83,366
                                  ------       ------       -------      -------      -------       ------       ------       ------
 Net assets applicable to
   contracts in
   accumulation period .      14,400,663   11,784,620    88,069,650   64,233,112   23,591,718   19,755,921   31,268,304   24,983,150
 Net assets applicable to
   contracts in
   payment period .....            6,112       18,882       165,283      157,307      103,029       75,933      113,132       37,935
                                   =====       ======       =======      =======      =======       ======      =======       ======
 Total net assets ........   $14,406,775  $11,803,502  $ 88,234,933  $64,390,419  $23,694,747  $19,831,854  $31,381,436  $25,021,085
                             ===========  ===========  ============  ===========  ===========  ===========  ===========  ===========
 Accumulation units
   outstanding ...........    15,060,304   12,307,954    68,406,853   49,764,177   21,844,002   18,245,122   29,881,218   23,812,549
                              ==========   ==========    ==========   ==========   ==========   ==========   ==========   ==========
 Net asset value per
   accumulation unit .....   $      0.96  $      0.96  $       1.29  $      1.29  $      1.08  $      1.08  $      1.05  $      1.05
                             ===========  ===========  ============  ===========  ===========  ===========  ===========  ===========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations

                                                    Segregated Asset Subaccounts
                                -------------------------------------------------------------------
Year ended December 31, 2000         BC1           BC2        BD1            BD2            CR1
Investment income
Dividend income from
   mutual funds and portfolios  $   145,109   $   109,080   $ 1,898,906   $ 1,309,990   $ 2,241,358
Mortality and expense risk fee      282,859       169,717       263,037       143,412       133,447
                                    -------       -------       -------       -------       -------
Investment
   income (loss) -- net.......     (137,750)      (60,637)    1,635,869     1,166,578     2,107,911
                                   ========       =======     =========     =========     =========
Realized and unrealized gain
   (loss) on investments -- net
Realized gain (loss) on sales
   of investments in
   mutual funds and portfolios:
     Proceeds from sales .......    646,931       392,955     1,398,848     2,663,694       446,860
     Cost of investments sold ..    645,085       388,862     1,413,790     2,694,560       455,639
                                    -------       -------     ---------     ---------       -------
Net realized gain (loss) on
   investments ...............        1,846         4,093       (14,942)      (30,866)       (8,779)
Net change in unrealized
   appreciation or depreciation
   of investments                (4,326,209)   (3,289,069)      140,047       117,104    (5,529,484)
                                 ----------    ----------       -------       -------    ----------
Net gain (loss) on
   investments ...............   (4,324,363)   (3,284,976)      125,105        86,238    (5,538,263)
                                 ----------    ----------       -------        ------    ----------
Net increase (decrease) in
   net assets resulting
   from operations   ......  .  $(4,462,113)  $(3,345,613)  $ 1,760,974   $ 1,252,816   $(3,430,352)
                                ===========   ===========   ===========   ===========   ===========

tatements of Operations
                                                    Segregated Asset Subaccounts
                                ---------------------------------------------------------------------
Year ended December 31, 2000        CR2           CM1             CM2          DE1            DE2
Investment income
Dividend income from
   mutual funds and portfolios .$ 2,431,723   $ 9,563,030   $  7,245,484   $  97,881       $ 91,949
Mortality and expense risk fee      126,892     1,574,490        939,452      87,662         65,154
                                    -------     ---------        -------      ------         ------
Investment
   income (loss) -- net.......    2,304,831     7,988,540      6,306,032      10,219         26,795
                                  =========     =========      =========      ======         ======
Realized and unrealized gain
   (loss) on investments -- net
Realized gain (loss) on sales
   of investments in mutual funds
   and portfolios:
     Proceeds from sales .....      390,338    71,773,447     53,861,201     522,698        800,871
     Cost of investments sold.      405,233    71,775,234     53,860,864     530,262        787,823
                                    -------    ----------     ----------     -------        -------
Net realized gain (loss) on
   investments .................    (14,895)       (1,787)           337      (7,564)        13,048
Net change in unrealized
   appreciation or depreciation
   of investments   ..           (6,169,309)      (28,231)       (18,902)    198,443        186,759
                                 ----------       -------        -------     -------        -------
Net gain (loss) on
   investments ...............   (6,184,204)      (30,018)       (18,565)    190,879        199,807
                                 ----------       -------        -------     -------        -------
Net increase (decrease) in
   net assets resulting
   from operations .  .. .....  $(3,879,373)  $ 7,958,522   $  6,287,467   $ 201,098       $226,602
                                ===========   ============   ============   =========       ========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations

                                                                Segregated Asset Subaccounts
                                                 -------------------------------------------------------------------
Period ended December 31, 2000 (continued)         EM1(1)      EM2(1)       EI1           EI2              FI1

Investment income
Dividend income from
   mutual funds and portfolios .................  $      45   $      62   $ 3,316,893   $ 1,986,322      $1,076,795
Mortality and expense risk fee .................      1,662       1,864       295,453       135,934         174,080
                                                      -----       -----       -------       -------         -------
Investment income (loss) -- net.................     (1,617)     (1,802)    3,021,440     1,850,388         902,715
                                                     ======      ======     =========     =========         =======
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
     Proceeds from sales .......................    501,382      64,739     1,341,587       689,699       8,927,209
     Cost of investments sold ..................    520,848      68,312     1,420,146       730,074       8,937,957
                                                    -------      ------     ---------       -------       ---------
Net realized gain (loss) on investments             (19,466)     (3,573)      (78,559)      (40,375)        (10,748)
Net change in unrealized appreciation or
   depreciation of investments .................    (74,733)   (136,743)   (6,946,096)   (4,125,416)        680,388
                                                    -------    --------    ----------    ----------         -------
Net gain (loss) on investments .................    (94,199)   (140,316)   (7,024,655)   (4,165,791)        669,640
                                                    -------    --------    ----------    ----------         -------
Net increase (decrease) in net assets resulting
   from operations ............................  $ (95,816)  $(142,118)  $(4,003,215)  $(2,315,403)     $1,572,355
                                                  =========   =========   ===========   ===========      ==========

Statements of Operations
                                                                 Segregated Asset Subaccounts
                                                 -------------------------------------------------------------------
Period ended December 31, 2000 (continued)             FI2         GB1         GB2            GR1           GR2
Investment income
Dividend income from
   mutual funds and portfolios ................. $    815,817   $ 203,973   $ 128,969   $         --   $         --
Mortality and expense risk fee .................      103,650      78,889      39,158        589,709        440,666
                                                      -------      ------      ------        -------        -------
Investment income (loss) -- net.................      712,167     125,084      89,811       (589,709)      (440,666)
                                                      =======     =======      ======       ========       ========
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
     Proceeds from sales .......................   11,590,395     500,220     287,108      1,966,301      1,226,918
     Cost of investments sold ..................   11,588,847     515,012     291,218      2,022,225      1,284,574
                                                   ----------     -------     -------      ---------      ---------
Net realized gain (loss) on investments                (1,548)    (14,792)     (4,110)       (55,924)       (57,656)
Net change in unrealized appreciation or
   depreciation of investments .................      434,232     440,640     283,081    (27,219,777)   (24,275,703)
                                                      -------     -------     -------    -----------    -----------
Net gain (loss) on investments .................      435,780     425,848     278,971    (27,275,701)   (24,333,359)
                                                      -------     -------     -------    -----------    -----------
Net increase (decrease) in net assets resulting
   from operations ............................. $  1,147,947   $ 550,932   $ 368,782   $(27,865,410)  $(24,774,025)
                                                 ============   =========   =========   ============   ============

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Operations
                                                                    Segregated Asset Subaccounts
                                                   -------------------------------------------------------------------
Year ended December 31, 2000 (continued)              IE1          IE2           MF1           MF2           ND1
Investment income
Dividend income from
   mutual funds and portfolios .................  $ 2,872,026   $ 2,621,023   $ 3,151,702   $ 2,329,408   $ 16,512,509
Mortality and expense risk fee .................       94,490        71,863       237,393       143,501      1,438,677
                                                       ------        ------       -------       -------      ---------
Investment income (loss) -- net.................    2,777,536     2,549,160     2,914,309     2,185,907     15,073,832
                                                    =========     =========     =========     =========     ==========
Realized and unrealized gain
   (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
     Proceeds from sales .......................      503,544       190,909       450,566       520,594      1,662,519
     Cost of investments sold ..................      544,609       220,584       447,648       522,939      1,652,560
                                                      -------       -------       -------       -------      ---------
Net realized gain (loss) on investments               (41,065)      (29,675)        2,918        (2,345)         9,959
Net change in unrealized appreciation or
   depreciation of investments .................   (5,770,944)   (5,409,322)   (4,600,109)   (3,305,313)   (42,940,933)
                                                   ----------    ----------    ----------    ----------    -----------
Net gain (loss) on investments .................   (5,812,009)   (5,438,997)   (4,597,191)   (3,307,658)   (42,930,974)
                                                   ----------    ----------    ----------    ----------    -----------
Net increase (decrease) in net assets resulting
   from operations .............................  $(3,034,473)  $(2,889,837)  $(1,682,882)  $(1,121,751)  $(27,857,142)
                                                  ===========   ===========   ===========   ===========   ============


Statements of Operations
                                                                    Segregated Asset Subaccounts

Year ended December 31, 2000 (continued)               ND2            IV1(1)     IV2(1)           SC1          SC2
Investment income
Dividend income from
   mutual funds and portfolios .................   $ 13,347,981   $    56,822   $  40,179      $ 545,652     $ 500,851
Mortality and expense risk fee .................        935,221        38,691      20,503        111,434        81,491
                                                        -------        ------      ------        -------        ------
Investment income (loss) -- net.................     12,412,760        18,131      19,676        434,218       419,360
                                                     ==========        ======      ======        =======       =======
Realized and unrealized gain
   (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
     Proceeds from sales .......................        920,586       166,235     135,114        287,988       175,856
     Cost of investments sold ..................        921,438       163,778     146,093        273,157       167,594
                                                        -------       -------     -------        -------       -------
Net realized gain (loss) on investments                    (852)        2,457     (10,979)        14,831         8,262
Net change in unrealized appreciation or
   depreciation of investments .................    (34,388,546)   (1,034,516)   (737,714)      (488,462)     (440,495)
                                                    -----------    ----------    --------       --------      --------
Net gain (loss) on investments .................    (34,389,398)   (1,032,059)   (748,693)      (473,631)     (432,233)
                                                    -----------    ----------    --------       --------      --------
Net increase (decrease) in net assets resulting
   from operations .............................   $(21,976,638)  $(1,013,928)  $(729,017)     $ (39,413)    $ (12,873)
                                                   ============   ===========   =========      =========     =========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations
                                                                     Segregated Asset Subaccounts
                                               ------------------------------------------------------------------------
Year ended December 31, 2000 (continued)          SA1               SA2            1SR(1)        2SR(1)        1RE
Investment income
Dividend income from
   mutual funds and portfolios                $ 22,529,392      $ 18,186,597     $  76,436     $  58,557      $231,747
Mortality and expense risk fee                     455,165           290,325         4,947         2,475        31,775
                                                   -------           -------         -----         -----        ------
Investment income (loss) -- net                 22,074,227        17,896,272        71,489        56,082       199,972
                                                ==========        ==========        ======        ======       =======
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of
   investments in
   mutual funds and portfolios:
     Proceeds from sales                           482,330           273,448       351,478        52,352       386,513
     Cost of investments sold                      565,618           293,329       357,934        51,887       369,055
                                                   -------           -------       -------        ------       -------
Net realized gain (loss) on
   investments                                     (83,288)          (19,881)       (6,456)          465        17,458
Net change in unrealized
   appreciation or depreciation
   of investments                              (41,540,687)      (33,274,335)     (153,855)     (121,139)      661,796
                                               -----------       -----------      --------      --------       -------
Net gain (loss) on investments                 (41,623,975)      (33,294,216)     (160,311)     (120,674)      679,254
                                               -----------       -----------      --------      --------       -------
Net increase (decrease) in net
   assets resulting from operations           $(19,549,748)     $(15,397,944)     $(88,822)    $ (64,592)     $879,226
                                               ============      ============      ========     =========      ========


Statements of Operations

                                                                Segregated Asset Subaccounts
                                                -----------------------------------------------------------
Year ended December 31, 2000 (continued)           2RE          1SI        2SI        1UE          2UE
Investment income
Dividend income from
   mutual funds and portfolios                 $  255,473    $  4,029   $  4,798   $  641,785   $  495,161
Mortality and expense risk fee                     28,180      17,471     14,737      351,325      215,402
                                                   ------      ------     ------      -------      -------
Investment income (loss) -- net                   227,293     (13,442)    (9,939)     290,460      279,759
                                                  =======     =======     ======      =======      =======
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and
   portfolios:
     Proceeds from sales                           98,925     130,487    311,298      514,953      160,079
     Cost of investments sold                      95,643     122,786    297,544      513,002      156,048
                                                   ------     -------    -------      -------      -------
Net realized gain (loss) on
   investments                                      3,282       7,701     13,754        1,951        4,031
Net change in unrealized appreciation
   or depreciation of investments                 803,098     513,025    529,496   (5,350,726)  (4,153,158)
                                                  -------     -------    -------   ----------   ----------
Net gain (loss) on investments                    806,380     520,726    543,250   (5,348,775)  (4,149,127)
                                                  -------     -------    -------   ----------   ----------
Net increase (decrease) in net assets
   resulting from operations                   $1,033,673    $507,284   $533,311  $(5,058,315) $(3,869,368)
                                               ==========    ========   ========  ===========  ===========

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations

                                                                        Segregated Asset Subaccounts
                                                   -------------------------------------------------------------------
Period ended December 31, 2000  (continued)            1MC           2MC        1GT(1)         2GT(1)        1IG(1)

Investment income
Dividend income from
   mutual funds and portfolios                     $  392,816    $  293,954  $    94,351   $    83,791    $   351,158
Mortality and expense risk fee                         64,134        40,201       61,371        40,406         69,649
                                                       ------        ------       ------        ------         ------
Investment income (loss) -- net                       328,682       253,753       32,980        43,385        281,509
                                                      =======       =======       ======        ======        =======
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and
   portfolios:
     Proceeds from sales                              149,782       297,026       80,969         6,249          9,689
     Cost of investments sold                         144,760       269,505       81,319         6,545         10,458
                                                      -------       -------       ------         -----         ------
Net realized gain (loss) on
   investments                                          5,022        27,521         (350)         (296)          (769)
Net change in unrealized appreciation
   or depreciation of investments                   2,037,404     1,576,246   (6,102,593)   (5,323,753)    (3,790,882)
                                                    ---------     ---------   ----------    ----------     ----------
Net gain (loss) on investments                      2,042,426     1,603,767   (6,102,943)   (5,324,049)    (3,791,651)
                                                    ---------     ---------   ----------    ----------     ----------
Net increase (decrease) in net
   assets resulting from
   operations                                      $2,371,108    $1,857,520  $(6,069,963)  $(5,280,664)   $(3,510,142)
                                                   ==========    ==========  ===========   ===========    ===========



Statements of Operations

                                                                        Segregated Asset Subaccounts
                                                     ----------------------------------------------------------------
Period ended December 31, 2000  (continued)              2IG(1)        1IP         2IP          1MG(1)        2MG(1)
Investment income
Dividend income from
   mutual funds and portfolios                       $   263,374   $ 148,132  $  106,922   $       --     $       --
Mortality and expense risk fee                            45,097      70,122      39,194       53,060         36,190
                                                          ------      ------      ------       ------         ------
Investment income (loss) -- net                          218,277      78,010      67,728      (53,060)       (36,190)
                                                         =======      ======      ======      =======        =======
Realized and unrealized gain (loss)
   on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and
   portfolios:
     Proceeds from sales                                  19,536     371,097   2,806,226       45,908         39,076
     Cost of investments sold                             20,879     384,958   2,803,441       44,446         38,165
                                                          ------     -------   ---------       ------         ------
Net realized gain (loss) on
   investments                                           (1,343)    (13,861)      2,785        1,462            911
Net change in unrealized appreciation
   or depreciation of investments                     (3,172,600)   (696,508)   (488,384)  (1,845,328)    (1,613,693)
                                                      ----------    --------    --------   ----------     ----------
Net gain (loss) on investments                        (3,173,943)   (710,369)   (485,599)  (1,843,866)    (1,612,782)
                                                      ----------    --------    --------   ----------     ----------
Net increase (decrease) in net
   assets resulting from operations                  $(2,955,666)  $(632,359) $ (417,871) $(1,896,926)   $(1,648,972)
                                                     ===========   =========  ==========  ===========    ===========

 (1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations
                                                                    Segregated Asset Subaccounts
                                                       ---------------------------------------------------
Period ended December 31, 2000 (continued)                1MD(1)      2MD(1)          1VS           2VS
Investment income
Dividend income from
   mutual funds and portfolios ......................   $     --    $     --   $    322,756   $   223,268
Mortality and expense risk fee ......................     33,251      23,336        507,568       281,956
                                                          ------      ------        -------       -------
Investment income (loss) -- net......................    (33,251)    (23,336)      (184,812)      (58,688)
                                                         =======     =======       ========       =======
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
     Proceeds from sales ............................    134,693       4,708        301,712        57,980
     Cost of investments sold .......................    127,891       4,727        264,733        53,044
                                                         -------       -----        -------        ------
Net realized gain (loss) on investments .............      6,802         (19)        36,979         4,936
Net change in unrealized appreciation or depreciation
   of investments ...................................   (585,813)   (537,226)   (12,849,879)   (9,356,658)
                                                        --------    --------    -----------    ----------
Net gain (loss) on investments ......................   (579,011)   (537,245)   (12,812,900)   (9,351,722)
                                                        --------    --------    -----------    ----------
Net increase (decrease) in net assets
   resulting from operations ........................  $(612,262)  $(560,581)  $(12,997,712)  $(9,410,410)
                                                       =========   =========   ============   ===========


Statements of Operations
                                                                    Segregated Asset Subaccounts
                                                       ---------------------------------------------------
Period ended December 31, 2000 (continued)                   1IT           2IT          1SP           2SP

Investment income
Dividend income from
   mutual funds and portfolios ......................  $   911,270   $   735,567   $ 1,195,456   $ 904,751
Mortality and expense risk fee ......................      152,810        96,630       171,113     105,203
                                                           -------        ------       -------     -------
Investment income (loss) -- net......................      758,460       638,937     1,024,343     799,548
                                                           =======       =======     =========     =======
Realized and unrealized gain (loss) on
   investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
     Proceeds from sales ............................      149,837        44,134       238,199     174,928
     Cost of investments sold........................      172,580        45,084       253,211     183,378
                                                           -------        ------       -------     -------
Net realized gain (loss) on investments .............      (22,743)         (950)      (15,012)     (8,450)
Net change in unrealized appreciation or depreciation
   of investments ...................................   (9,801,825)   (7,734,272)   (1,188,467)   (774,100)
                                                        ----------    ----------    ----------    --------
Net gain (loss) on investments ......................   (9,824,568)   (7,735,222)   (1,203,479)   (782,550)
                                                        ----------    ----------    ----------    --------
Net increase (decrease) in net assets
   resulting from operations ........................  $(9,066,108)  $(7,096,285)  $  (179,136)  $  16,998
                                                       ===========   ===========   ===========   =========

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                                 Segregated Asset Subaccounts
                                          ------------------------------------------------------------------------
Year ended December 31, 2000                    BC1            BC2          BD1            BD2            CR1

Operations
Investment income (loss) -- net.........  $   (137,750)  $    (60,637)  $  1,635,869   $  1,166,578   $  2,107,911
Net realized gain (loss) on
   investments .. .......................        1,846          4,093        (14,942)       (30,866)        (8,779)
Net change in unrealized appreciation or
   depreciation of investments .........    (4,326,209)    (3,289,069)       140,047        117,104     (5,529,484)
                                            ----------     ----------        -------        -------     ----------
Net increase (decrease) in net assets
   resulting from operations ...........    (4,462,113)    (3,345,613)     1,760,974      1,252,816     (3,430,352)
                                            ==========     ==========      =========      =========     ==========
Contract transactions
Contract purchase payments .............    23,764,569     18,282,228     33,992,470     23,933,966     16,185,787
Net transfers(1) .......................    15,006,059      9,555,230       (573,143)       921,634      4,552,730
Transfers for policy loans .............            --        (43,196)            --        (39,684)            --
Annuity payments .......................        (8,284)        (9,634)        (7,412)        (9,278)        (4,315)
Contract charges .......................        (4,344)        (6,375)        (2,242)        (1,616)        (1,749)
Contract terminations:
   Surrender benefits ..................      (397,610)      (377,266)      (214,333)      (370,137)      (121,324)
   Death benefits ......................      (301,039)       (62,993)      (153,983)       (76,919)       (55,916)
                                              --------        -------       --------        -------        -------
Increase (decrease) from
   contract transactions ...............    38,059,351     27,337,994     33,041,357     24,357,966     20,555,213
                                            ----------     ----------     ----------     ----------     ----------
Net assets at beginning of year ........     9,043,285      8,336,288     11,841,006      7,292,392      3,680,323
                                             ---------      ---------     ----------      ---------      ---------
Net assets at end of year ..............  $ 42,640,523   $ 32,328,669   $ 46,643,337   $ 32,903,174   $ 20,805,184
                                          ============   ============   ============   ============   ============
Accumulation unit activity
Units outstanding at beginning
   of year .............................     8,144,701      7,503,378     11,675,134      7,185,953      3,227,001
Contract purchase payments .............    21,932,154     16,870,196     33,382,251     23,455,801     15,014,134
Net transfers(1) .......................    13,756,565      8,712,061       (777,547)       616,059      4,090,977
Transfers for policy loans .............            --        (39,819)            --        (40,717)            --
Contract charges .......................        (4,269)        (6,264)        (2,154)        (1,549)        (1,811)
Contract terminations:
   Surrender benefits ..................      (376,074)      (355,689)      (209,562)      (359,100)      (117,462)
   Death benefits ......................      (292,198)       (59,454)      (148,358)       (73,145)       (54,005)
                                              --------        -------       --------        -------        -------
Units outstanding at end of year .......    43,160,879     32,624,409     43,919,764     30,783,302     22,158,834
                                            ==========     ==========     ==========     ==========     ==========


Statements of Changes in Net Assets

                                                                 Segregated Asset Subaccounts
                                           --------------------------------------------------------------------------
Year ended December 31, 2000                    CR2             CM1            CM2             DE1            DE2

Operations
Investment income (loss) -- net.........   $  2,304,831   $   7,988,540   $   6,306,032   $     10,219   $     26,795
Net realized gain (loss) on
   investments .........................        (14,895)         (1,787)            337         (7,564)        13,048
Net change in unrealized appreciation or
   depreciation of investments .........     (6,169,309)        (28,231)        (18,902)       198,443        186,759
                                             ----------         -------         -------        -------        -------
Net increase (decrease) in net assets
   resulting from operations ...........     (3,879,373)      7,958,522       6,287,467        201,098        226,602
                                             ==========       =========       =========        =======        =======
Contract transactions
Contract purchase payments .............     17,174,666     511,338,942     408,824,307      6,919,030      6,425,243
Net transfers(1) .......................      3,703,203    (387,101,335)   (295,705,552)     3,947,485      2,650,660
Transfers for policy loans .............        (44,308)             --        (357,950)            --        (12,156)
Annuity payments .......................         (5,431)         (3,736)         (2,452)        (2,039)        (3,322)
Contract charges .......................         (2,168)         (4,257)         (3,949)        (1,629)        (1,974)
Contract terminations:
   Surrender benefits ..................       (468,016)     (2,137,918)     (2,499,187)       (93,143)      (202,440)
   Death benefits ......................       (117,983)     (2,269,079)       (192,508)      (117,603)            --
                                               --------      ----------        --------       --------       --------
Increase (decrease) from
   contract transactions ...............     20,239,963     119,822,617     110,062,709     10,652,101      8,856,011
                                             ----------     -----------     -----------     ----------      ---------
Net assets at beginning of year ........      6,137,638      88,379,316      66,277,541      3,529,806      3,232,309
                                              ---------      ----------      ----------      ---------      ---------
Net assets at end of year ..............   $ 22,498,228   $ 216,160,455   $ 182,627,717   $ 14,383,005   $ 12,314,922
                                           ============   =============   =============   ============   ============
Accumulation unit activity
Units outstanding at beginning
   of year .............................      5,332,889      87,424,293      65,522,124      3,440,938      3,149,027
Contract purchase payments .............     15,801,556     493,785,128     393,971,272      7,046,083      6,576,869
Net transfers(1) .......................      3,461,259    (373,059,223)   (284,786,220)     3,956,159      2,616,404
Transfers for policy loans .............        (41,192)             --        (345,711)            --        (12,444)
Contract charges .......................         (2,226)         (4,041)         (3,739)        (1,666)        (2,013)
Contract terminations:
   Surrender benefits ..................       (438,756)     (2,060,595)     (2,389,429)       (95,073)      (204,243)
   Death benefits ......................       (110,293)     (2,163,727)       (182,919)      (119,797)            --
                                               --------      ----------        --------       --------        -------
Units outstanding at end of year .......     24,003,237     203,921,835     171,785,378     14,226,644     12,123,600
                                             ==========     ===========     ===========     ==========     ==========

(1)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                                  Segregated Asset Subaccounts
                                             ------------------------------------------------------------------
Period ended December 31, 2000 (continued)       EM1(1)     EM2(1)         EI1            EI2            FI1

Operations
Investment income (loss) -- net.......        $ (1,617)   $ (1,802)   $ 3,021,440    $ 1,850,388   $    902,715
Net realized gain (loss) on
   investments .......................         (19,466)     (3,573)       (78,559)       (40,375)       (10,748)
Net change in unrealized
   appreciation or depreciation of
   investments .......................         (74,733)   (136,743)    (6,946,096)    (4,125,416)       680,388
                                               -------    --------     ----------     ----------        -------
Net increase (decrease) in
   net assets resulting from
   operations ........................         (95,816)   (142,118)    (4,003,215)    (2,315,403)     1,572,355
                                               =======    ========     ==========     ==========      =========
Contract transactions
Contract purchase payments ...........         406,609     493,078     33,322,614     19,626,411     30,478,995
Net transfers(2) .....................         205,089     318,565      8,727,073      4,202,350    (17,694,324)
Transfers for policy loans ...........              --          --             --        (40,312)            --
Annuity payments .....................              --          --         (4,146)        (2,457)       (13,079)
Contract charges .....................              --          (2)        (2,270)        (1,400)        (1,178)
Contract terminations:
   Surrender benefits ................          (5,461)     (1,614)      (277,002)      (410,034)      (288,372)
   Death benefits ....................              --          --        (92,960)       (10,754)      (137,937)
                                               -------       -----         -------        -------       --------
Increase (decrease) from
   contract transactions .............         606,237     810,027     41,673,309     23,363,804     12,344,105
                                               -------     -------     ----------     ----------     ----------
Net assets at beginning of year ......              --          --     10,249,711      7,867,240     12,827,018
                                               -------       -----     ----------      ---------     ----------
Net assets at end of year ............        $510,421   $ 667,909    $47,919,805    $28,915,641    $26,743,478
                                              =========   =========   ============   ============   ============
Accumulation unit activity
Units outstanding at beginning of year              --          --     10,137,005      7,774,094     12,795,965
Contract purchase payments ...........         463,728     538,949     34,115,644     20,141,925     29,733,980
Net transfers(2) .....................         236,623     368,853      8,792,036      4,289,699    (17,462,716)
Transfers for policy loans ...........              --          --             --        (40,782)            --
Contract charges .....................              --          (2)        (2,443)        (1,505)        (1,113)
Contract terminations:
   Surrender benefits ................          (7,174)     (1,958)      (287,825)      (429,253)      (279,782)
   Death benefits ....................              --          --        (99,554)       (11,772)      (132,119)
                                               -------       -----        -------        -------       --------
Units outstanding at end of year .....         693,177     905,842     52,654,863     31,722,406     24,654,215
                                               =======     =======     ==========     ==========     ==========


Statements of Changes in Net Assets


                                                                 Segregated Asset Subaccounts
                                       -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)    FI2            GB1             GB2           GR1             GR2
Operations
Investment income (loss) -- net.......  $   712,167    $   125,084    $   89,811    $   (589,709)  $   (440,666)
Net realized gain (loss) on
   investments .......................        1,548        (14,792)       (4,110)        (55,924)       (57,656)
Net change in unrealized
   appreciation or depreciation of
   investments .......................      434,232        440,640       283,081     (27,219,777)   (24,275,703)
                                            -------        -------       -------     -----------    -----------
Net increase (decrease) in
   net assets resulting from
   operations ........................    1,147,947        550,932       368,782     (27,865,410)   (24,774,025)
                                          =========        =======       =======     ===========    ===========
Contract transactions
Contract purchase payments ...........   24,330,508      8,373,656     4,266,881      76,168,425     67,703,884
Net transfers(2) .....................  (18,749,417)     3,272,943     3,126,228      36,726,326     30,903,431
Transfers for policy loans ...........      (62,016)            --        (9,285)             --       (228,830)
Annuity payments .....................           --             --            --          (6,268)       (13,812)
Contract charges .....................         (962)          (661)         (358)        (10,584)       (15,418)
Contract terminations:
   Surrender benefits ................     (233,890)       (68,686)      (99,557)       (527,907)      (814,895)
   Death benefits ....................      (44,818)       (33,277)       (7,312)       (311,855)       (95,668)
                                            -------        -------        ------        --------        -------
Increase (decrease) from
   contract transactions .............    5,239,405     11,543,975     7,276,597     112,038,137     97,438,692
                                          ---------     ----------     ---------     -----------     ----------
Net assets at beginning of year ......   11,169,021      2,368,579     1,553,627      16,292,643     19,955,657
                                         ----------      ---------     ---------      ----------     ----------
Net assets at end of year ............  $17,556,373    $14,463,486    $9,199,006    $100,465,370   $ 92,620,324
                                        ============   ============   ===========   =============   ===========

Accumulation unit activity
Units outstanding at beginning of year   11,135,246      2,367,731     1,552,116      13,812,928     16,891,257
Contract purchase payments ...........   23,745,241      8,539,237     4,344,433      62,897,160     56,097,853
Net transfers(2) .....................  (18,292,659)     3,334,507     3,191,297      30,424,453     25,747,329
Transfers for policy loans ...........      (58,306)            --       (10,534)             --       (191,381)
Contract charges .....................         (905)          (670)         (366)        (10,101)       (14,707)
Contract terminations:
   Surrender benefits ................     (226,176)       (70,326)     (101,723)       (448,836)      (689,722)
   Death benefits ....................      (44,468)       (33,785)       (7,366)       (265,475)       (86,734)
                                            -------        -------        ------        --------        -------
Units outstanding at end of year .....   16,257,973     14,136,694     8,967,857     106,410,129     97,753,895
                                         ==========     ==========     =========     ===========     ==========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------




Statements of Changes in Net Assets

                                                                   Segregated Asset Subaccounts
                                        -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)    IE1             IE2           MF1           MF2              ND1

Operations
Investment income (loss) -- net          $ 2,777,536    $ 2,549,160    $ 2,914,309    $ 2,185,907    $ 15,073,832
Net realized gain (loss) on
   investments.................              (41,065)       (29,675)         2,918         (2,345)          9,959
Net change in unrealized
   appreciation or depreciation
   of investments .............           (5,770,944)    (5,409,322)    (4,600,109)    (3,305,313)    (42,940,933)
                                          ----------     ----------     ----------     ----------     -----------
Net increase (decrease) in net
   assets resulting from operations       (3,034,473)    (2,889,837)    (1,682,882)    (1,121,751)    (27,857,142)
                                          ==========     ==========     ==========     ==========     ===========
Contract transactions
Contract purchase payments ....           10,964,924      9,515,063     28,761,252     20,835,146     153,264,585
Net transfers(2) ..............            4,338,169      3,743,160      8,456,160      5,311,056      74,382,380
Transfers for policy loans ....                   --        (22,923)            --        (63,667)             --
Annuity payments ..............               (5,000)          (542)       (16,368)       (12,213)        (62,960)
Contract charges ..............               (1,176)        (1,739)        (3,127)        (3,548)        (27,473)
Contract terminations:
   Surrender benefits .........              (88,501)      (345,711)      (215,184)      (387,327)     (1,593,217)
   Death benefits .............              (17,295)       (15,270)       (86,982)       (76,094)       (844,012)
                                             -------        -------        -------        -------        --------
Increase (decrease) from
   contract transactions ......           15,191,121     12,872,038     36,895,751     25,603,353     225,119,303
                                          ----------     ----------     ----------     ----------     -----------
Net assets at beginning of year            2,765,899      3,279,537      7,108,196      5,678,009      38,630,881
                                           ---------      ---------      ---------      ---------      ----------
Net assets at end of year .....          $14,922,547    $13,261,738    $42,321,065    $30,159,611    $235,893,042
                                        ============   ============   ============   ============   =============

Accumulation unit activity
Units outstanding at
   beginning of year ..........            2,173,305      2,575,364      6,539,086      5,220,299      32,482,584
Contract purchase payments ....            9,834,975      8,407,740     26,215,669     19,010,662     128,097,615
Net transfers(2) ..............            3,764,831      3,328,678      7,337,223      4,604,463      60,852,100
Transfers for policy loans ....                   --        (20,274)            --        (58,186)             --
Contract charges ..............               (1,221)        (1,802)        (2,943)        (3,339)        (24,795)
Contract terminations:
   Surrender benefits .........              (84,922)      (308,955)      (196,871)      (355,255)     (1,369,867)
   Death benefits .............              (17,437)       (13,477)       (82,210)       (70,838)       (722,105)
                                             -------        -------        -------        -------        --------
Units outstanding at
   end of year ................           15,669,531     13,967,274     39,809,954     28,347,806     219,315,532
                                          ==========     ==========     ==========     ==========     ===========


Statements of Changes in Net Assets

                                                                 Segregated Asset Subaccounts
                                        ------------------------------------------------------------------------
Period ended December 31, 2000 (continued)     ND2             IV1(1)        IV2(1)          SC1           SC2
Operations
Investment income (loss) -- net          $ 12,412,760    $    18,131    $   19,676    $   434,218    $   419,360
Net realized gain (loss) on
   investments ................                  (852)         2,457       (10,979)        14,831          8,262
Net change in unrealized
   appreciation or depreciation
   of investments .........  ..           (34,388,546)    (1,034,516)     (737,714)      (488,462)      (440,495)
                                          -----------     ----------      --------       --------       --------
Net increase (decrease) in net
   assets resulting from operations       (21,976,638)    (1,013,928)     (729,017)       (39,413)       (12,873)
                                          ===========     ==========      ========        =======        =======
Contract transactions
Contract purchase payments ....           126,490,526      9,090,510     6,059,805      8,877,713      8,424,738
Net transfers(2) ..............            52,424,517      4,821,117     3,595,378      6,905,822      5,706,614
Transfers for policy loans ....              (426,171)            --        (3,120)            --        (37,004)
Annuity payments ..............              (946,600)        (1,927)       (2,270)        (2,054)          --
Contract charges ..............               (42,218)          (166)         (106)        (2,791)        (3,019)
Contract terminations:
   Surrender benefits .........            (2,118,910)       (27,276)      (23,069)      (127,250)      (168,626)
   Death benefits .............              (299,859)            --            --        (36,700)        (3,904)
                                             --------        -------        ------         -------         ------
Increase (decrease) from
   contract transactions ......           175,081,285     13,882,258     9,626,618     15,614,740     13,918,799
                                          -----------     ----------     ---------     ----------     ----------
Net assets at beginning of year            37,555,089            --            --       3,404,774     3,340,845
                                           ----------     ---------     ---------       ---------     ---------
Net assets at end of year .....          $190,659,736    $12,868,330    $8,897,601    $18,980,101    $17,246,771
                                        =============   ============   ===========   ============   ============
Accumulation unit activity
Units outstanding at
   beginning of year ..........            31,537,411             --            --      3,029,109      2,970,291
Contract purchase payments ....           104,560,427      9,341,110     6,182,669      7,571,974      7,192,984
Net transfers(2) ..............            43,380,357      4,771,871     3,656,757      5,893,700      4,846,964
Transfers for policy loans ....              (356,486)            --        (3,152)            --        (31,736)
Contract charges ..............               (38,035)          (177)         (114)        (2,453)        (2,646)
Contract terminations:
   Surrender benefits .........            (1,790,099)       (29,187)      (24,641)      (111,932)      (142,338)
   Death benefits .............              (257,538)            --            --        (31,818)        (3,362)
                                             --------        -------        ------        -------         ------
Units outstanding at end of year          177,036,037     14,083,617     9,811,519     16,348,580     14,830,157
                                          ===========     ==========     =========     ==========     ==========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                               Segregated Asset Subaccounts
                                       ---------------------------------------------------------------------
Period ended December 31, 2000 (continued)  SA1          SA2             1SR(1)        2SR(1)       1RE
Operations
Investment income (loss) -- net         $22,074,227    $17,896,272    $   71,489    $   56,082    $  199,972
Net realized gain (loss) on
   investments ................             (83,288)       (19,881)       (6,456)          465        17,458
Net change in unrealized appreciation
   or depreciation of investments       (41,540,687)   (33,274,335)     (153,855)     (121,139)      661,796
                                        -----------    -----------      --------      --------       -------
Net increase (decrease) in net assets
   resulting from operations            (19,549,748)   (15,397,944)      (88,822)      (64,592)      879,226
                                        ===========    ===========       =======       =======       =======
Contract transactions
Contract purchase payments ....          58,379,023     47,198,948     1,289,161       687,688     3,952,923
Net transfers(2) ..............          26,788,613     19,917,539       430,428       613,750     2,258,641
Transfers for policy loans ....                  --       (149,340)           --            --            --
Annuity payments ..............              (9,183)       (10,261)           --            --          (267)
Contract charges ..............              (4,331)        (4,867)          (58)          (10)         (449)
Contract terminations:
   Surrender benefits .........            (262,343)      (845,251)       (4,065)       (2,173)      (12,250)
   Death benefits .............            (159,428)      (145,553)           --            --       (10,858)
                                           --------       --------       -------       -------       -------
Increase (decrease) from
   contract transactions ......          84,732,351     65,961,215     1,715,466     1,299,255     6,187,740
                                         ----------     ----------     ---------     ---------     ---------
Net assets at beginning of year           5,906,213      6,771,857            --            --       654,603
                                         ----------     ----------     ---------     ---------     ---------
Net assets at end of year .....         $71,088,816    $57,335,128    $1,626,644    $1,234,663    $7,721,569
                                       ============   ============   ===========   ===========   ===========
Accumulation unit activity
Units outstanding at
   beginning of year ..........           3,901,133      4,470,245            --            --       683,371
Contract purchase payments ....          37,493,016     30,484,412     1,279,827       679,859     3,508,774
Net transfers(2) ..............          17,308,002     12,777,015       417,159       605,264     2,009,204
Transfers for policy loans ....                  --        (98,284)           --            --            --
Contract charges ..............              (3,286)        (3,725)          (60)          (11)         (381)
Contract terminations:
   Surrender benefits .........            (180,704)      (554,374)       (4,184)       (2,205)      (10,637)
   Death benefits .............            (104,464)       (97,591)           --            --        (8,879)
                                         ----------     ----------     ---------     ---------     ---------
Units outstanding
   at end of year .. .. .......          58,413,697     46,977,698     1,692,742     1,282,907     6,181,452
                                         ==========     ==========     =========     =========     =========


Statements of Changes in Net Assets
                                                               Segregated Asset Subaccounts
                                          ---------------------------------------------------------------------
Period ended December 31, 2000 (continued)     2RE            1SI            2SI          1UE           2UE
Operations
Investment income (loss) -- net            $  227,293    $  (13,442)   $   (9,939)   $   290,460    $   279,759
Net realized gain (loss) on
   investments ................                 3,282         7,701        13,754          1,951          4,031
Net change in unrealized appreciation
   or depreciation of investments             803,098       513,025       529,496     (5,350,726)    (4,153,158)
                                              -------       -------       -------     ----------     ----------
Net increase (decrease) in net assets
   resulting from operations                1,033,673       507,284       533,311     (5,058,315)    (3,869,368)
                                            =========       =======       =======     ==========     ==========
Contract transactions
Contract purchase payments ....             3,899,779     1,442,777     1,828,647     31,450,468     23,356,744
Net transfers(2) ..............             2,874,014       959,546       527,889     18,054,876     13,324,785
Transfers for policy loans ....               (10,828)           --        (1,443)            --        (54,607)
Annuity payments ..............                    --          (819)           --        (14,132)        (8,973)
Contract charges ..............                  (396)         (316)         (672)        (6,259)        (8,594)
Contract terminations:
   Surrender benefits .........               (30,402)      (19,536)      (52,353)      (460,586)      (279,402)
   Death benefits .............                (2,465)       (6,520)           --       (292,486)       (87,361)
                                               ------        ------       -------       --------        -------
Increase (decrease) from
   contract transactions ......             6,729,702     2,375,132     2,302,068     48,731,881     36,242,592
                                            ---------     ---------     ---------     ----------     ----------
Net assets at beginning of year               848,303       567,167       563,783     10,953,123      9,912,956
                                              -------       -------       -------     ----------      ---------
Net assets at end of year .....            $8,611,678    $3,449,583    $3,399,162    $54,626,689    $42,286,180
                                          ===========   ===========   ===========   ============   ============
Accumulation unit activity
Units outstanding at
   beginning of year ..........               885,005       589,712       585,846      9,951,016      8,980,927
Contract purchase payments ....             3,524,645     1,403,557     1,815,524     29,410,374     21,760,426
Net transfers(2) ..............             2,508,608       928,982       495,490     16,601,824     12,292,142
Transfers for policy loans ....                (9,747)           --        (1,658)            --        (54,229)
Contract charges ..............                  (335)         (283)         (599)        (6,140)        (8,424)
Contract terminations:
   Surrender benefits .........               (26,504)      (18,847)      (48,188)      (440,143)      (262,271)
   Death benefits .............                (2,667)       (6,180)           --       (277,931)       (82,294)
                                               ------        ------       -------       --------        -------
Units outstanding
   at end of year .............             6,879,005     2,896,941     2,846,415     55,239,000     42,626,277
                                            =========     =========     =========     ==========     ==========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.
                                        -59-

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                                    Segregated Asset Subaccounts
                                           ---------------------------------------------------------------------
Period ended December 31, 2000 (continued)       1MC            2MC         1GT(1)          2GT(1)        1IG(1)

Operations
Investment income (loss) -- net             $   328,682    $  253,753    $    32,980    $    43,385    $   281,509
Net realized gain (loss) on
   investments ...................                5,022        27,521           (350)          (296)          (769)
Net change in unrealized appreciation
   or depreciation of investments             2,037,404     1,576,246     (6,102,593)    (5,323,753)    (3,790,882)
                                              ---------     ---------     ----------     ----------     ----------
Net increase (decrease) in
   net assets resulting
   from operations ............               2,371,108     1,857,520     (6,069,963)    (5,280,664)    (3,510,142)
                                              =========     =========     ==========     ==========     ==========
Contract transactions
Contract purchase payments ....               5,581,765     4,323,098     13,079,329     12,016,400     17,043,299
Net transfers(2) ..............               2,934,164     1,801,312      8,703,686      7,224,295      9,951,347
Transfers for policy loans ....                      --        (4,651)            --         (6,137)            --
Annuity payments ..............                  (1,478)           --           (510)        (2,036)        (2,015)
Contract charges ..............                  (1,365)       (2,090)          (363)          (497)          (402)
Contract terminations:
   Surrender benefits .........                 (47,829)      (72,494)       (28,981)       (72,012)       (39,014)
   Death benefits .............                 (99,129)      (47,254)            --           (147)       (10,179)
                                                -------       -------       --------           ----        -------
Increase (decrease) from
   contract transactions .......              8,366,128     5,997,921     21,753,161     19,159,866     26,943,036
                                              ---------     ---------     ----------     ----------     ----------
Net assets at beginning of year               1,917,102     1,549,468             --             --             --
                                              ---------     ---------     ----------     ----------     ----------
Net assets at end of year .....             $12,654,338    $9,404,909    $15,683,198    $13,879,202    $23,432,894
                                            ===========    ==========    ===========    ===========    ===========

Accumulation unit activity
Units outstanding at
   beginning of year ..........               2,022,724     1,633,700             --             --             --
Contract purchase payments ....               5,578,158     4,347,757     13,879,649     12,717,378     18,615,165
Net transfers(2) ..............               2,807,401     1,763,950      9,104,508      7,659,033     10,691,941
Transfers for policy loans ....                      --        (5,399)            --         (5,110)            --
Contract charges ..............                  (1,210)       (1,846)          (456)          (626)          (474)
Contract terminations:
   Surrender benefits .........                 (46,056)      (70,045)       (34,634)       (82,173)       (44,984)
   Death benefits .............                 (96,098)      (46,260)            --           (174)       (11,110)
                                                -------       -------         ------           ----        -------
Units outstanding at
   end of year...................            10,264,919     7,621,857     22,949,067     20,288,328     29,250,538
                                             ==========     =========     ==========     ==========     ==========



Statements of Changes in Net Assets
                                                      Segregated Asset Subaccounts
                                         -----------------------------------------------------------------------
Period ended December 31, 2000 (continued)    2IG(1)          1IP         2IP             1MG(1)       2MG(1)
Operations
Investment income (loss) -- net          $    218,277   $     78,010   $    67,728   $    (53,060)  $    (36,190)
Net realized gain (loss) on
   investments ................                (1,343)       (13,861)        2,785          1,462            911
Net change in unrealized appreciation or
   depreciation of investments .           (3,172,600)      (696,508)     (488,384)    (1,845,328)    (1,613,693)
                                           ----------       --------      --------     ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..           (2,955,666)      (632,359)     (417,871)    (1,896,926)    (1,648,972)
                                           ==========       ========      ========     ==========     ==========
Contract transactions
Contract purchase payments ....            14,453,043      5,063,347     3,525,833     13,529,884     11,502,788
Net transfers(2) ..............             9,246,483      3,368,099     2,526,300      8,298,424      7,899,234
Transfers for policy loans ....               (16,973)            --       (16,787)            --         (3,324)
Annuity payments ..............                  (962)        (4,560)         (718)        (1,210)          (678)
Contract charges ..............                  (436)        (1,125)       (1,479)          (312)          (320)
Contract terminations:
   Surrender benefits .........               (65,089)       (36,673)      (59,555)       (28,853)       (40,299)
   Death benefits .............                  (302)       (12,522)           --        (11,770)          (166)
                                                 ----        -------        ------        -------           ----
Increase (decrease) from
   contract transactions ......            23,615,764      8,376,566     5,973,594     21,786,163     19,357,235
                                           ----------      ---------     ---------     ----------     ----------
Net assets at beginning of year                    --      2,680,901     2,122,181             --             --
                                           ----------      ---------     ---------     ----------     ----------
Net assets at end of year .....          $ 20,660,098   $ 10,425,108   $ 7,677,904   $ 19,889,237   $ 17,708,263
                                         ============   ============   ===========   ============   ============
Accumulation unit activity
Units outstanding at
   beginning of year ..........                    --      2,504,403     1,981,118             --             --
Contract purchase payments ....            15,860,027      5,054,668     3,552,383     13,664,336     11,627,815
Net transfers(2) ..............             9,997,949      3,267,413     2,504,169      8,350,749      7,941,404
Transfers for policy loans ....               (19,123)            --       (16,540)            --         (6,030)
Contract charges ..............                  (519)        (1,200)       (1,575)          (334)          (337)
Contract terminations:
   Surrender benefits .........               (74,917)       (38,291)      (61,941)       (29,061)       (41,724)
   Death benefits .............                  (351)       (12,908)           --        (12,563)          (172)
                                                 ----        -------        ------         -------           ----
Units outstanding at
   end of year ................            25,763,066     10,774,085     7,957,614     21,973,127     19,520,956
                                           ==========     ==========     =========     ==========     ==========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Changes in Net Assets
                                                          Segregated Asset Subaccounts
                                        ----------------------------------------------------------
Period ended December 31, 2000 (continued)    1MD(1)        2MD(1)          1VS             2VS
Operations
Investment income (loss) -- net          $   (33,251)   $   (23,336)   $  (184,812)   $   (58,688)
Net realized gain (loss)
   on investments .............                6,802            (19)        36,979          4,936
Net change in unrealized
   appreciation or depreciation
   of investments ..............            (585,813)      (537,226)   (12,849,879)    (9,356,658)
                                             --------       --------    -----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..             (612,262)      (560,581)   (12,997,712)    (9,410,410)
                                             ========       ========    ===========     ==========
Contract transactions
Contract purchase payments ....            9,057,790      7,183,959     61,158,735     46,135,956
Net transfers(2) ..............            5,971,464      5,213,858     30,908,317     21,375,164
Transfers for policy loans ....                   --         (8,708)            --       (125,709)
Annuity payments ..............                 (314)          (207)       (10,343)        (9,344)
Contract charges ..............                 (121)          (116)        (6,219)        (8,801)
Contract terminations:
   Surrender benefits .........               (9,782)       (24,703)      (401,214)      (469,221)
   Death benefits .............                   --             --       (233,972)       (15,237)
                                               -----          -----       --------        -------
Increase (decrease) from
   contract transactions ......           15,019,037     12,364,083     91,415,304     66,882,808
                                          ----------     ----------     ----------     ----------
Net assets at beginning of year                   --             --      9,817,341      6,918,021
                                              ------         ------      ---------      ---------
Net assets at end of year .....          $14,406,775    $11,803,502    $88,234,933    $64,390,419
                                        ============   ============   ============   ============

Accumulation unit activity
Units outstanding at
 beginning of year ............                   --             --      7,245,003      5,083,557
Contract purchase payments ....            9,129,121      7,166,706     40,890,381     30,821,933
Net transfers(2) ..............            5,941,258      5,173,774     20,708,656     14,282,651
Transfers for policy loans ....                   --         (7,506)            --        (86,365)
Contract charges ..............                 (128)          (120)        (4,539)        (6,448)
Contract terminations:
   Surrender benefits .........               (9,947)       (24,900)      (276,589)      (320,332)
   Death benefits .............                   --             --       (156,059)       (10,819)
                                               -----          -----        --------        -------
Units outstanding at
   end of year ................           15,060,304     12,307,954     68,406,853     49,764,177
                                          ==========     ==========     ==========     ==========

Statements of Changes in Net Assets  Period ended December 31, 2000 (continued)

                                                            Segregated Asset Subaccounts
                                         ----------------------------------------------------------
Period ended December 31, 2000 (continued)    1IT          2IT            1SP            2SP
Operations
Investment income (loss) -- net           $   758,460    $   638,937    $ 1,024,343    $   799,548
Net realized gain (loss)
   on investments .............               (22,743)          (950)       (15,012)        (8,450)
Net change in unrealized appreciation
   or depreciation of investments          (9,801,825)    (7,734,272)    (1,188,467)      (774,100)
                                           ----------     ----------     ----------       --------
Net increase (decrease) in
   net assets resulting
   from operations ..........              (9,066,108)    (7,096,285)      (179,136)        16,998
                                           ==========     ==========       ========         ======
Contract transactions
Contract purchase payments ....            20,661,018     16,690,783     19,601,878     15,451,815
Net transfers(2) ..............            10,197,285      8,651,164      9,008,521      6,975,569
Transfers for policy loans ....                    --        (41,721)            --        (49,608)
Annuity payments ..............                  (646)        (2,482)        (3,039)          (378)
Contract charges ..............                (1,302)        (1,354)        (1,702)        (2,074)
Contract terminations:
   Surrender benefits .........               (96,455)      (229,843)      (144,237)      (202,261)
   Death benefits .............               (31,021)        (6,304)       (32,873)       (18,991)
                                              -------         ------        -------        -------
Increase (decrease) from
   contract transactions ......            30,728,879     25,060,243     28,428,548     22,154,072
                                           ----------     ----------     ----------     ----------
Net assets at beginning of year             2,031,976      1,867,896      3,132,024      2,850,015
                                            ---------      ---------      ---------      ---------
Net assets at end of year .....           $23,694,747    $19,831,854    $31,381,436    $25,021,085
                                         ============   ============   ============   ============

Accumulation unit activity
Units outstanding at
   beginning of year . ........             1,342,920      1,233,713      2,723,041      2,476,379
Contract purchase payments ....            13,655,035     11,277,668     18,816,189     14,915,435
Net transfers(2) ..............             6,943,900      5,948,499      8,519,816      6,688,350
Transfers for policy loans ....                    --        (32,453)            --        (48,680)
Contract charges ..............                (1,154)        (1,195)        (1,694)        (2,067)
Contract terminations:
   Surrender benefits .........               (71,362)      (175,205)      (142,955)      (198,038)
   Death benefits .............               (25,337)        (5,905)       (33,179)       (18,830)
                                              -------         ------        -------        -------
Units outstanding at
  end of year .................            21,844,002     18,245,122     29,881,218     23,812,549
                                           ==========     ==========     ==========     ==========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                                                 Segregated Asset Subaccounts
                                         ---------------------------------------------------------------------
Period ended December 31, 1999               BC1(1)          BC2(1)        BD1(1)      BD2(1)          CR1(1)
Operations
Investment income (loss) -- net           $   (2,587)   $     (602)   $    74,783     $  53,580    $  180,144
Net realized gain (loss) on
   investments ...............                   119           138           (977)          357           228
Net change in unrealized
   appreciation or depreciation
   of investments ...........                582,026       503,769        (23,216)       (9,773)      129,521
                                             -------       -------        -------        ------       -------
Net increase (decrease) in net assets
   resulting from operations ..              579,558       503,305         50,590        44,164       309,893
                                             =======       =======         ======        ======       =======
Contract transactions
Contract purchase payments ....            7,433,114     7,101,931     11,484,828     6,956,813     3,111,030
Net transfers(2) ..............            1,035,077       734,585        313,214       345,360       263,751
Transfers for policy loans ....                   --            --             --        (4,036)           --
Annuity payments ..............                   --            --             --            --            --
Contract terminations:
   Surrender benefits .........               (4,464)       (3,533)        (3,858)      (43,861)       (4,351)
   Death benefits .............                   --            --         (3,768)       (6,048)           --
                                              ------        ------          ------        ------       ------
Increase (decrease) from
   contract transactions ......            8,463,727     7,832,983     11,790,416     7,248,228     3,370,430
                                           ---------     ---------     ----------     ---------     ---------
Net assets at beginning of year                   --            --             --            --            --
                                           ---------     ---------     ----------     ---------     ---------
Net assets at end of year .....           $9,043,285    $8,336,288    $11,841,006    $7,292,392    $3,680,323
                                         ===========   ===========   ============   ===========   ===========
Accumulation unit activity
Units outstanding at
   beginning of year ..........                   --            --             --            --            --
Contract purchase payments ....            7,162,609     6,810,380     11,373,968     6,895,987     2,978,006
Net transfers(2) ..............              986,160       696,257        308,700       343,400       253,016
Transfers for policy loans ....                   --            --             --        (4,057)           --
Contract terminations:
   Surrender benefits .........               (4,068)       (3,259)        (3,810)      (43,401)       (4,021)
   Death benefits .............                   --            --         (3,724)       (5,976)           --
                                              ------        ------         ------        ------        ------
Units outstanding at
   end of year ................            8,144,701     7,503,378     11,675,134     7,185,953     3,227,001
                                           =========     =========     ==========     =========     =========



Statements of Changes in Net Assets

                                                              Segregated Asset Subaccounts
                                        ----------------------------------------------------------------------
Period ended December 31, 1999              CR2(1)         CM1(1)        CM2(1)          DE1(1)        DE2(1)
Operations
Investment income (loss) -- net          $  320,678    $    420,976    $   346,638    $    3,436    $    4,098
Net realized gain (loss) on
   investments ................               1,799              --             --            42            18
Net change in unrealized
appreciation or depreciation
   of investments .............             200,310             (20)           (17)       97,850        73,972
                                            -------             ---            ---        ------        ------
Net increase (decrease) in net assets
   resulting from operations ...            522,787         420,956        346,621       101,328        78,088
                                            =======         =======        =======       =======        ======
Contract transactions
Contract purchase payments ....           5,526,328     109,375,412     85,241,344     3,052,274     2,819,613
Net transfers(2) ..............              97,735     (21,277,400)   (19,097,300)      381,448       347,588
Transfers for policy loans ....                  --              --       (135,836)           --        (2,929)
Annuity payments ..............                (278)             --             --            --            --
Contract terminations:
   Surrender benefits .........              (8,934)        (24,995)       (37,313)       (1,452)       (3,891)
   Death benefits .............                  --        (114,657)       (39,975)       (3,792)       (6,160)
                                              -----         --------        -------        ------        ------
Increase (decrease) from
   contract transactions ......           5,614,851      87,958,360     65,930,920     3,428,478     3,154,221
                                          ---------      ----------     ----------     ---------     ---------
Net assets at beginning of year                  --              --             --            --            --
                                          ---------      ----------     ----------     ---------     ---------
Net assets at end of year .....          $6,137,638    $ 88,379,316    $66,277,541    $3,529,806    $3,232,309
                                         ==========    ============    ===========    ==========    ==========
Accumulation unit activity
Units outstanding at
   beginning of year ..........                  --              --             --            --            --
Contract purchase payments ....           5,287,001     108,634,311     84,680,749     3,066,645     2,814,906
Net transfers(2) ..............              99,898     (21,071,326)   (18,947,088)      379,466       346,936
Transfers for policy loans ....                  --              --       (134,817)           --        (2,892)
Contract terminations:
   Surrender benefits .........             (54,010)        (24,769)       (37,017)       (1,433)       (3,849)
   Death benefits .............                  --        (113,923)       (39,703)       (3,740)       (6,074)
                                              -----        --------        -------        ------        ------
Units outstanding at
   end of year ................           5,332,889      87,424,293     65,522,124     3,440,938     3,149,027
                                          =========      ==========     ==========     =========     =========

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed acco unt.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                               Segregated Asset Subaccounts
                                        -----------------------------------------------------------------------

Period ended December 31, 1999(continued)     EI1(1)          EI2(1)        FI1(1)        FI2(1)         GB1(1)
Operations
Investment income (loss) -- net          $   102,421     $   72,359    $   72,065      $  56,259      $ 10,861
Net realized gain (loss) on
   investments ...............                   243          (984)          (771)        (1,078)         (981)
Net change in unrealized
   appreciation or depreciation
   of investments .............               69,360        14,899        (64,481)       (50,825)      (29,550)
                                              ------        ------        -------        -------       -------
Net increase (decrease) in
   net assets resulting
   from operations ...........               172,024        86,274          6,813          4,356       (19,670)
                                             =======        ======          =====          =====       =======
Contract transactions
Contract purchase payments ....            9,162,394     7,046,617     14,336,568     12,246,539     2,072,704
Net transfers(2) ..............              919,468       740,456     (1,420,267)    (1,058,145)      317,070
Transfers for policy loans ....                   --        (1,362)            --             --            --
Annuity payments ..............                 (167)           --             --             --            --
Contract terminations:
   Surrender benefits .........               (4,008)       (4,745)       (88,589)       (11,705)       (1,525)
   Death benefits .............                   --            --         (7,507)       (12,024)           --
                                              ------        ------         ------        -------         -----
Increase (decrease) from
   contract transactions ......           10,077,687     7,780,966     12,820,205     11,164,665     2,388,249
                                          ----------     ---------     ----------     ----------     ---------
Net assets at beginning of year                  --            --             --             --            --
                                             ------        ------         ------        -------         -----
Net assets at end of year .....          $10,249,711    $7,867,240    $12,827,018    $11,169,021    $2,368,579
                                         ===========    ==========    ===========    ===========    ==========
Accumulation unit activity
Units outstanding at
   beginning of year ..........                   --            --             --             --            --
Contract purchase payments ....            9,219,216     7,069,480     14,318,437     12,212,010     2,054,070
Net transfers(2) ..............              932,432       710,749     (1,426,679)    (1,053,115)      315,167
Transfers for policy loans ....                   --        (1,370)            --             --            --
Contract terminations:
   Surrender benefits .........              (14,643)       (4,765)       (88,311)       (11,669)       (1,506)
   Death benefits .............                   --            --         (7,482)       (11,980)           --
                                              ------        ------         ------        -------         -----
Units outstanding at
   end of year ................           10,137,005     7,774,094     12,795,965     11,135,246     2,367,731
                                          ==========     =========     ==========     ==========     =========


Statements of Changes in Net Assets

                                                               Segregated Asset Subaccounts
                                             ---------------------------------------------------------------------
Period ended December 31, 1999 (continued)       GB2(1)        GR1(1)        GR2(1)          IE1(1)        IE2(1)
Operations
Investment income (loss) -- net              $    7,511    $    (5,756)   $    (3,187)   $  145,773    $  243,800
Net realized gain (loss) on
   investments ................                      (5)           286          1,867           352           281
Net change in unrealized
   appreciation or depreciation
   of investments ...........                   (18,039)     1,475,698      1,721,546       164,609       170,750
                                                -------      ---------      ---------       -------       -------
Net increase (decrease) in
   net assets resulting
   from operations ............                 (10,533)     1,470,228      1,720,226       310,734       414,831
                                                =======      =========      =========       =======       =======
Contract transactions
Contract purchase payments ....               1,343,061     12,920,916     16,592,001     2,134,769     2,647,146
Net transfers(2) ..............                 223,877      1,906,148      1,670,102       322,635       220,086
Transfers for policy loans ....                  (2,046)            --        (17,061)           --            --
Annuity payments ..............                      --             --           (247)           --            --
Contract terminations:
   Surrender benefits .........                    (732)        (4,649)        (9,364)       (2,239)       (2,526)
   Death benefits .............                      --             --             --            --            --
                                                -------      ---------      ---------       -------       -------
Increase (decrease) from
   contract transactions ......               1,564,160     14,822,415     18,235,431     2,455,165     2,864,706
                                              ---------     ----------     ----------     ---------     ---------
Net assets at beginning of year                      --             --             --            --            --
                                                -------      ---------      ---------       -------       -------
Net assets at end of year .....              $1,553,627    $16,292,643    $19,955,657    $2,765,899    $3,279,537
                                             ==========    ===========    ===========    ==========    ==========
Accumulation unit activity
Units outstanding at
   beginning of year ..........                      --             --             --            --            --
Contract purchase payments ....               1,332,987     12,046,112     15,400,990     1,892,810     2,385,192
Net transfers(2) ..............                 221,882      1,770,848      1,533,999       282,373       192,407
Transfers for policy loans ....                  (2,024)            --        (15,706)           --            --
Contract terminations:
   Surrender benefits .........                    (729)        (4,032)       (28,026)       (1,878)       (2,235)
   Death benefits .............                      --             --             --            --            --
                                                -------      ---------      ---------       -------       -------
Units outstanding at
   end of year ................               1,552,116     13,812,928     16,891,257     2,173,305     2,575,364
                                              =========     ==========     ==========     =========     =========

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                Segregated Asset Subaccounts
                                            -----------------------------------------------------------------
Period ended December 31, 1999 (continued)     MF1(1)     MF2(1)         ND1(1)         ND2(1)       SC1(1)
Operations
Investment income (loss) -- net             $  183,664   $  143,394   $   140,012    $   134,388   $    9,831
Net realized gain (loss) on
   investments                                     409          (91)        1,335            363           34
Net change in unrealized
   appreciation or depreciation
   of investments                              209,114      172,124     3,344,313      3,251,583      245,447
                                               -------      -------     ---------      ---------      -------
Net increase (decrease) in  net assets
   resulting from operations                   393,187      315,427     3,485,660      3,386,334      255,312
                                               =======      =======     =========      =========      =======
Contract transactions
Contract purchase payments                   6,071,982    5,083,910    31,310,027     30,126,003    2,653,515
Net transfers(2)                               644,363      284,874     3,851,864      4,080,510      497,807
Transfers for policy loans                          --           --            --        (8,431)           --
Annuity payments                                    --           --          (247)       (1,064)         (143)
Contract terminations:
   Surrender benefits                           (1,336)      (6,202)      (12,517)      (21,866)       (1,717)
   Death benefits                                   --           --        (3,906)       (6,397)           --
                                                 -----       ------        ------        ------        ------
Increase (decrease) from
   contract transactions                     6,715,009    5,362,582    35,145,221     34,168,755    3,149,462
                                             ---------    ---------    ----------     ----------    ---------
Net assets at beginning of year                     --           --            --             --           --
                                                 -----       ------        ------        -------       ------
Net assets at end of year                   $7,108,196   $5,678,009   $38,630,881    $37,555,089   $3,404,774
                                            ==========   ==========   ===========    ===========   ==========
Accumulation unit activity
Units outstanding at
   beginning of year                                --           --            --             --           --
Contract purchase payments                   5,922,803    4,952,443    28,968,153     27,841,928    2,555,169
Net transfers(2)                               617,528      273,875     3,544,018      3,800,123      484,382
Transfers for policy loans                          --           --            --        (7,719)           --
Contract terminations:
   Surrender benefits                          (1,245)       (6,019)      (25,986)      (91,026)      (10,442)
   Death benefits                                   --           --        (3,601)       (5,895)           --
                                                 -----       ------        ------        ------        ------
Units outstanding at
   end of year                               6,539,086    5,220,299    32,482,584     31,537,411    3,029,109
                                             =========    =========    ==========     ==========    =========


Statements of Changes in Net Assets
                                                                 Segregated Asset Subaccounts
                                           ------------------------------------------------------------------

Period ended December 31, 1999 (continued)     SC2(1)       SA1(1)       SA2(1)         1RE(1)        2RE(1)
Operations
Investment income (loss) -- net            $  10,709     $ 153,278     $ 198,840       $  (675)      $  (727)
Net realized gain (loss) on
   investments                                17,681             2         2,772          (118)           --
Net change in unrealized
   appreciation or depreciation
   of investments                            226,625       742,963       976,970        18,355        22,614
                                             -------       -------       -------        ------        ------
Net increase (decrease) in
   net assets resulting
   from operations                           255,015       896,243     1,178,582        17,562        21,887
                                             =======       =======     =========        ======        ======
Contract transactions
Contract purchase payments                 2,663,423     4,360,849     4,744,466       453,462       644,456
Net transfers(2)                             424,091       654,792       859,140       187,577       187,834
Transfers for policy loans                    (1,155)           --            --            --            --
Annuity payments                                  --            --            --            --            --
Contract terminations:
   Surrender benefits                           (529)       (5,671)     (10,331)          (303)           --
   Death benefits                                 --            --            --        (3,695)       (5,874)
                                             -------       -------       -------        ------        ------
Increase (decrease) from
   contract transactions                   3,085,830     5,009,970     5,593,275       637,041       826,416
                                           ---------     ---------     ---------       -------       -------
Net assets at beginning of year                   --            --            --            --            --
                                             -------       -------       -------        ------        ------
Net assets at end of year                 $3,340,845    $5,906,213    $6,771,857      $654,603      $848,303
                                          ==========    ==========    ==========      ========      ========

Accumulation unit activity
Units outstanding at
   beginning of year                              --            --            --            --            --
Contract purchase payments                 2,569,999     3,400,022     3,813,282       493,488       691,728
Net transfers(2)                             401,900       505,167       664,753       194,209       199,636
Transfers for policy loans                    (1,113)           --            --            --            --
Contract terminations:
   Surrender benefits                           (495)       (4,056)      (7,790)          (325)           --
   Death benefits                                 --            --            --        (4,001)       (6,359)
                                               -----         -----       -------        ------        ------
Units outstanding at
   end of year                             2,970,291     3,901,133     4,470,245       683,371       885,005
                                           =========     =========     =========       =======       =======

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                        Segregated Asset Subaccounts
                                                    -----------------------------------
Period ended December 31, 1999 (continued)             1SI(1)     2SI(1)      1UE(1)
Operations
Investment income (loss) -- net..........           $   (430)  $    (467)  $    110,630
Net realized gain (loss) on investments .                 --          (2)         2,204
Net change in unrealized appreciation or
   depreciation of investments ..........             17,650      21,497        593,778
                                                      ------      ------        -------

Net increase (decrease) in net assets
   resulting from operations ............             17,220      21,028        706,612
                                                      ======      ======        =======

Contract transactions
Contract purchase payments ..............            390,967     443,196      8,368,472
Net transfers(2) ........................            159,814     100,926      1,880,455
Transfers for policy loans ..............                 --      (1,367)            --
Annuity payments ........................                 --          --             --
Contract terminations:
   Surrender benefits ...................               (834)         --         (2,416)
   Death benefits .......................                 --          --             --
                                                      ------      ------        -------
Increase (decrease) from
   contract transactions ................            549,947     542,755     10,246,511
                                                     -------     -------     ----------
Net assets at beginning of year .........                 --          --             --
                                                      ------      ------        -------
Net assets at end of year ...............           $567,167    $563,783    $10,953,123
                                                     =======   =========   ============
Accumulation unit activity
Units outstanding at beginning of year ..                 --          --             --
Contract purchase payments ..............            418,504     477,931      8,137,134
Net transfers(2) ........................            172,094     109,379      1,816,102
Transfers for policy loans ..............                 --      (1,464)            --
Contract terminations:
   Surrender benefits ...................               (886)         --         (2,220)
   Death benefits .......................                 --          --             --
                                                      ------      ------        -------
Units outstanding at end of year ........            589,712     585,846      9,951,016
                                                     =======     =======      =========

Statements of Changes in Net Assets
                                                                     Segregated Asset Subaccounts
                                                 -------------------------------------------------------------------
Period ended December 31, 1999 (continued)           2UE(1)        1MC(1)         2MC(1)       1IP(1)       2IP(1)
Operations
Investment income (loss) -- net..........        $   105,937   $     9,247   $     8,462   $    18,140   $    16,731
Net realized gain (loss) on investments .                792            35          (952)          194            87
Net change in unrealized appreciation or
   depreciation of investments ..........            531,746        31,577        26,514       130,688       117,423
                                                     -------        ------        ------       -------       -------
Net increase (decrease) in net assets
   resulting from operations .. .........            638,475        40,859        34,024       149,022       134,241
                                                     =======        ======        ======       =======       =======
Contract transactions
Contract purchase payments ..............          7,827,059     1,624,627     1,278,447     1,993,477     1,541,460
Net transfers(2) ........................          1,490,338       251,809       239,262       538,601       450,491
Transfers for policy loans ..............             (4,373)           --        (2,265)           --            --
Annuity payments ........................               (244)         (193)           --          (199)           --
Contract terminations:
   Surrender benefits ...................            (38,299)           --            --            --        (4,011)
   Death benefits .......................                 --            --            --            --            --
Increase (decrease) from                             -------        ------        ------       -------       -------
   contract transactions ................          9,274,481     1,876,243     1,515,444     2,531,879     1,987,940
Net assets at beginning of year .........                 --            --            --            --            --
Net assets at end of year ...............        $ 9,912,956   $ 1,917,102   $ 1,549,468   $ 2,680,901   $ 2,122,181
                                                 ===========   ===========   ===========   ===========   ===========
Accumulation unit activity
Units outstanding at beginning of year ..                 --            --            --            --            --
Contract purchase payments ..............          7,616,924     1,751,803     1,378,191     1,973,700     1,540,067
Net transfers(2) ........................          1,423,309       284,474       257,926       543,216       445,014
Transfers for policy loans ..............             (4,147)           --        (2,417)           --            --
Contract terminations:
   Surrender benefits ...................            (55,159)      (13,553)           --       (12,513)       (3,963)
   Death benefits .......................                 --            --            --            --            --
                                                     -------        ------        ------       -------       -------
Units outstanding at end of year ........          8,980,927     2,022,724     1,633,700     2,504,403     1,981,118
                                                   =========     =========     =========     =========     =========

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to)  IDS  Life's  fixed  account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                       Segregated Asset Subaccounts
                                          ----------------------------------------------------------------------------------
Period ended December 31, 1999 (continued)      1VS(1)       2VS(1)         1IT(1)        2IT(1)       1SP(1)        2SP(1)
Operations
Investment income (loss) -- net.........   $  528,089    $  421,574    $   (1,448)   $   (1,112)   $   (2,628)   $   (1,851)
Net realized gain (loss) on investments            --            --             1            --            --            --
Net change in unrealized appreciation or
   depreciation of investments ......       1,009,011       675,643       355,633       335,224       198,642       178,851
                                            ---------       -------       -------       -------       -------       -------
Net increase (decrease) in net assets
   resulting from operations .............. 1,537,100     1,097,217       354,186       334,112       196,014       177,000
                                            =========     =========       =======       =======       =======       =======
Contract transactions
Contract purchase payments .............    7,028,603     4,793,250     1,310,346     1,184,921     2,500,578     2,150,975
Net transfers(2) .......................    1,252,334     1,037,971       367,444       349,599       436,774       527,819
Transfers for policy loans .............           --        (6,501)           --          (706)           --        (5,051)
Annuity payments .......................           --          (252)           --            --            --            --
Contract terminations:
   Surrender benefits ..................         (696)       (3,664)           --           (30)       (1,342)         (728)
   Death benefits ......................           --            --            --            --            --            --
                                            ---------       -------       -------       -------       -------       -------
Increase (decrease) from
   contract transactions ...............    8,280,241     5,820,804     1,677,790     1,533,784     2,936,010     2,673,015
                                            ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of year ........           --            --            --            --            --            --
                                            ---------       -------       -------       -------       -------       -------
Net assets at end of year ..............   $9,817,341    $6,918,021    $2,031,976    $1,867,896    $3,132,024    $2,850,015
                                          ===========   ===========   ===========   ===========   ===========   ===========

Accumulation unit activity
Units outstanding at beginning of year .           --            --            --            --            --            --
Contract purchase payments .............    6,168,604     4,236,058     1,062,898       934,849     2,318,078     1,988,261
Net transfers(2) .......................    1,076,943       874,498       280,022       299,511       406,223       493,274
Transfers for policy loans .............           --        (5,052)           --          (626)           --        (4,487)
Contract terminations:
   Surrender benefits ..................         (544)      (21,947)           --           (21)       (1,260)         (669)
   Death benefits ......................           --            --            --            --            --            --
                                            ---------       -------       -------       -------       -------       -------
Units outstanding at end of year .......    7,245,003     5,083,557     1,342,920     1,233,713     2,723,041     2,476,379
                                            =========     =========     =========     =========     =========     =========

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Notes to Financial Statements

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio -- Global Bond Fund and Credit Suisse Warburg Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Invests exclusively in shares of                                         Subaccount  Investment Manager
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                       BC1, BC2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Bond Fund                                      BD1, BD2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Capital Resource Fund                          CR1, CR2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Cash Management Fund                           CM1, CM2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Diversified Equity Income Fund                 DE1, DE2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Emerging Markets Fund                          EM1, EM2    IDS Life Insurance Company(2)
AXP(R)Variable Portfolio - Extra Income Fund                              EI1, EI2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Federal Income Fund                            FI1, FI2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Global Bond Fund                               GB1, GB2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Growth Fund                                    GR1, GR2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - International Fund                             IE1, IE2    IDS Life Insurance Company(2)
AXP(R)Variable Portfolio - Managed Fund                                   MF1, MF2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - New Dimensions Fund(R)                         ND1, ND2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - S&P 500 Index Fund                             IV1, IV2    IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Small Cap Advantage Fund                       SC1, SC2    IDS Life Insurance Company(3)
AXP(R)Variable Portfolio - Strategy Aggressive Fund                       SA1, SA2    IDS Life Insurance Company(1)
Calvert Variable Series, Inc. Social Balanced Portfolio                   1SR, 2SR    Calvert Asset Management Company, Inc.(4)
FTVIPT Franklin Real Estate Fund - Class 2                                1RE, 2RE    Franklin Advisers, Inc.
FTVIPT Franklin Value Securities Fund - Class 2                           1SI, 2SI    Franklin Advisory Services, LLC
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                               1UE, 2UE    Goldman Sachs Asset Management
Goldman Sachs VIT Mid Cap Value Fund                                      1MC, 2MC    Goldman Sachs Asset Management
Janus Aspen Series Global Technology Portfolio: Service Shares            1GT, 2GT    Janus Capital
Janus Aspen Series International Growth Portfolio: Service Shares         1IG, 2IG    Janus Capital
Lazard Retirement International Equity Portfolio                          1IP, 2IP    Lazard Asset Management
MFS(R)Investors Growth Stock Series - Service Class                       1MG, 2MG    MFS Investment Management(R)
MFS(R)New Discovery Series - Service Class                                1MD, 2MD    MFS Investment Management(R)
Putnam VT Vista Fund - Class IB Shares                                    1VS, 2VS    Putnam Investment Management, LLC
Wanger International Small Cap                                            1IT, 2IT    Liberty Wanger Asset Management, L.P.
Wanger U.S. Small Cap                                                     1SP, 2SP    Liberty Wanger Asset Management, L.P.

(1)  American Express Financial Corporation (AEFC) is the investment adviser.
(2)  AEFC  is  the  investment   adviser.   American  Express  Asset  Management
     International, Inc. is the sub-investment adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(4)  NCM Capital Management Group, Inc. is the investment subadviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES
IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE
IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven or ten years before surrender (depending on surrender charge period selected at time of application). Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000 and $19,812,217 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Investment                                                Subaccount    Shares                NAV
AXP(R)Variable Portfolio - Blue Chip Advantage Fund            BC1      4,311,866           $ 9.88
                                                               BC2      3,269,441             9.88
AXP(R)Variable Portfolio - Bond Fund                           BD1      4,471,404            10.37
                                                               BD2      3,157,547            10.37
AXP(R)Variable Portfolio - Capital Resource Fund               CR1        782,253            26.57
                                                               CR2        843,404            26.57
AXP(R)Variable Portfolio - Cash Management Fund                CM1    213,338,529             1.00
                                                               CM2    181,461,542             1.00
AXP(R)Variable Portfolio - Diversified Equity Income Fund      DE1      1,435,185            10.01
                                                               DE2      1,232,285            10.01
AXP(R)Variable Portfolio - Emerging Markets Fund               EM1         67,993             7.51
                                                               EM2         88,683             7.51
AXP(R)Variable Portfolio - Extra Income Fund                   EI1      6,788,435             6.99
                                                               EI2      4,094,682             6.99
AXP(R)Variable Portfolio - Federal Income Fund                 FI1      2,622,666            10.17
                                                               FI2      1,710,993            10.17
AXP(R)Variable Portfolio - Global Bond Fund                    GB1      1,485,527             9.74
                                                               GB2        939,565             9.74
AXP(R)Variable Portfolio - Growth Fund                         GR1     10,634,428             9.43
                                                               GR2      9,804,505             9.43
AXP(R)Variable Portfolio - International Fund                  IE1      1,286,441            11.50
                                                               IE2      1,152,975            11.50

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


Investment                                                Subaccount    Shares                NAV
AXP(R)Variable Portfolio - Managed Fund                         MF1    2,389,594           $17.68
                                                                MF2    1,701,295            17.68
AXP(R)Variable Portfolio - New Dimensions Fund(R)               ND1   12,245,700            19.21
                                                                ND2    9,902,673            19.21
AXP(R)Variable Portfolio - S&P 500 Index Fund                   IV1    1,412,776             9.00
                                                                IV2      978,804             9.00
AXP(R)Variable Portfolio - Small Cap Advantage Fund             SC1    1,702,297            11.20
                                                                SC2    1,537,900            11.20
AXP(R)Variable Portfolio - Strategy Aggressive Fund             SA1    5,682,910            12.46
                                                                SA2    4,595,122            12.46
Calvert Variable Series, Inc. Social Balanced Portfolio         1SR      813,322             2.00
                                                                2SR      617,331             2.00
FTVIPT Franklin Real Estate Fund - Class 2                      1RE      444,791            17.36
                                                                2RE      496,064            17.36
FTVIPT Franklin Value Securities Fund - Class 2                 1SI      351,281             9.82
                                                                2SI      346,147             9.82
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                     1UE    4,377,139            12.48
                                                                2UE    3,388,316            12.48
Goldman Sachs VIT Mid Cap Value Fund                            1MC    1,185,974            10.67
                                                                2MC      881,435            10.67
Janus Aspen Series Global Technology Portfolio: Service Shares  1GT    2,394,381             6.55
                                                                2GT    2,118,962             6.55
Janus Aspen Series International Growth Portfolio:
Service Shares                                                  1IG      764,781            30.64
                                                                2IG      674,285            30.64
Lazard Retirement International Equity Portfolio                1IP      868,036            12.01
                                                                2IP      639,293            12.01
MFS(R)Investors Growth Stock Series - Service Class             1MG    1,532,299            12.98
                                                                2MG    1,364,273            12.98
MFS(R)New Discovery Series - Service Class                      1MD      868,401            16.59
                                                                2MD      711,483            16.59
Putnam VT Vista Fund - Class IB Shares                          1VS    4,501,782            19.60
                                                                2VS    3,285,225            19.60
Wanger International Small Cap                                  1IT      831,686            28.49
                                                                2IT      696,105            28.49
Wanger U.S. Small Cap                                           1SP    1,569,857            19.99
                                                                2SP    1,251,680            19.99

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------


7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                               Year ended Dec. 31,
Investment                                                                  Subaccount     2000            1999
------------------------------------------------------------------------------------------------------------------
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                            BC1(1)   $ 38,666,037   $ 8,343,972
                                                                               BC2(1)     27,748,140     7,773,294
AXP(R)Variable Portfolio - Bond Fund                                           BD1(1)     35,888,093    12,192,380
                                                                               BD2(1)     28,053,428     7,451,268
AXP(R)Variable Portfolio - Capital Resource Fund                               CR1(1)     23,095,783     3,570,614
                                                                               CR2(1)     22,914,881     5,941,556
AXP(R)Variable Portfolio - Cash Management Fund                                CM1(1)    199,139,286    85,974,037
                                                                               CM2(1)    170,155,209    66,483,221
AXP(R)Variable Portfolio - Diversified Equity Income Fund                      DE1(1)     11,241,324     3,356,317
                                                                               DE2(1)      9,728,189     3,131,540
AXP(R)Variable Portfolio - Emerging Markets Fund                               EM1(2)      1,106,280            --
                                                                               EM2(2)        871,160            --
AXP(R)Variable Portfolio - Extra Income Fund                                   EI1(1)     45,881,767     9,971,339
                                                                               EI2(1)     25,725,571     7,877,322
AXP(R)Variable Portfolio - Federal Income Fund                                 FI1(1)     22,392,901    12,892,030
                                                                               FI2(1)     17,922,717    11,461,491
AXP(R)Variable Portfolio - Global Bond Fund                                    GB1(1)     12,199,643     2,446,978
                                                                               GB2(1)      7,642,568     1,532,501
AXP(R)Variable Portfolio - Growth Fund                                         GR1(1)    113,416,671    14,587,375
                                                                               GR2(1)     98,301,975    17,970,110
AXP(R)Variable Portfolio - International Fund                                  IE1(1)     18,358,046     2,601,976
                                                                               IE2(1)     15,617,581     3,147,385
AXP(R)Variable Portfolio - Managed Fund                                        MF1(1)     40,261,585     6,852,643
                                                                               MF2(1)     28,316,929     5,425,212
AXP(R)Variable Portfolio - New Dimensions Fund(R)                              ND1(1)    242,162,743    34,396,783
                                                                               ND2(1)    188,456,955    33,878,983
AXP(R)Variable Portfolio - S&P 500 Index Fund                                  IV1(2)     13,917,990            --
                                                                               IV2(2)      9,696,310            --
AXP(R)Variable Portfolio - Small Cap Advantage Fund                            SC1(1)     16,522,236     3,065,285
                                                                               SC2(1)     14,521,942     5,778,679
AXP(R)Variable Portfolio - Strategy Aggressive Fund                            SA1(1)    107,135,058     5,057,408
                                                                               SA2(1)     84,141,574     5,744,273
Calvert Variable Series, Inc. Social Balanced Portfolio                        1SR(2)      2,138,433            --
                                                                               2SR(2)      1,407,689            --
FTVIPT Franklin Real Estate Fund - Class 2                                     1RE(1)      6,774,225       647,423
                                                                               2RE(1)      7,055,969       825,643
FTVIPT Franklin Value Securities Fund - Class 2                                1SI(1)      2,492,177       549,517
                                                                               2SI(1)      2,603,427       542,606
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                    1UE(1)     49,537,294    10,393,135
                                                                               2UE(1)     36,682,430     9,394,850
Goldman Sachs VIT Mid Cap Value Fund                                           1MC(1)      8,844,592     1,887,086
                                                                               2MC(1)      6,548,700     1,587,206
Janus Aspen Series Global Technology Portfolio: Service Shares                 1GT(2)     21,867,110            --
                                                                               2GT(2)     19,209,500            --
Janus Aspen Series International Growth Portfolio: Service Shares              1IG(2)     27,234,234            --
                                                                               2IG(2)     23,853,577            --
Lazard Retirement International Equity Portfolio                               1IP(1)      8,825,673     2,558,804
                                                                               2IP(1)      8,847,548     2,009,743
MFS(R)Investors Growth Stock Series - Service Class                            1MG(2)     21,779,011            --
                                                                               2MG(2)     19,360,121            --

American Express Retirement Advisor Advantage Variable Annuity
  IDS Life Variable Account 10
--------------------------------------------------------------------------------

                                                                                              Year ended Dec. 31,
Investment                                                                  Subaccount       2000            1999
---------------------------------------------------------------------------------------------------------------------
MFS(R)New Discovery Series - Service Class                                     1MD(2) $   15,120,479    $          --
                                                                               2MD(2)     12,345,455               --
Putnam VT Vista Fund - Class IB Shares                                         1VS(1)     91,532,204        8,808,344
                                                                               2VS(1)     66,882,100        6,242,387
Wanger International Small Cap                                                 1IT(1)     31,637,176        1,676,597
                                                                               2IT(1)     25,743,536        1,532,620
Wanger U.S. Small Cap                                                          1SP(1)     29,691,090        2,933,384
                                                                               2SP(1)     23,128,548        2,671,164

 ..      ----------        ---------


(1) Operations commenced on Sept. 15, 1999.
(2) Operations commenced on May 1, 2000.

IDS Life Insurance Company
-------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

                                            S-6406-20 A (8/01)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY - BAND 3
                          IDS Life Variable Account 10



                                  Aug. 9, 2001


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800)862-7919

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Performance Information              p. 3

Calculating Annuity Payouts          p. 11
Rating Agencies                      p. 12
Principal Underwriter                p. 12

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual Total Return With  Selection of MAV and EEP Death Benefit Riders
For Periods Ending Dec. 31, 2000


                                                                Performance since
                                                               commencement of the                    Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
Subaccount    Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
BC3             Blue Chip Advantage Fund (9/99;9/99)(b)        (11.58%)       0.06%        (11.58%)       --%        --%    0.06%
BD3             Bond Fund (9/99;10/81)                           4.23         4.45           4.23       3.67       7.11     9.24
CR3             Capital Resource Fund (9/99;10/81)             (18.52)       (3.89)        (18.52)      9.98      12.04    12.68
CM3             Cash Management Fund (9/99;10/81)                4.65         4.44           4.65       4.00       3.52     5.37
DE3             Diversified Equity Income Fund (9/99;9/99)      (1.93)        1.83          (1.93)        --         --     1.83
EM3             Emerging Markets Fund (5/00;5/00)                  --       (27.42)(c)         --         --         --   (27.42)(d)
ES3             Equity Select Fund (4/01;4/01)(e)                  --           --             --         --         --       --
EI3             Extra Income Fund (9/99;5/96)                  (10.42)       (7.20)        (10.42)        --         --     0.98
FI3             Federal Income Fund (9/99;9/99)                  7.36         5.85           7.36         --         --     5.85
GB3             Global Bond Fund (9/99;5/96)                     2.07         1.69           2.07         --         --     2.72
GR3             Growth Fund (9/99;9/99)                        (20.34)       (3.44)        (20.34)        --         --    (3.44)
IE3             International Fund (9/99;1/92)                 (25.95)       (3.42)        (25.95)      6.16         --     7.12
MF3             Managed Fund (9/99;4/86)                        (3.44)        4.96          (3.44)     11.47      11.71    10.59
ND3             New Dimensions Fund(R)(9/99;5/96)              (10.19)        6.87         (10.19)        --         --    16.51
SV3             Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
IV3             S&P 500 Index Fund (5/00;5/00)                     --       (10.77)(c)         --         --         --   (10.77)(d)
SC3             Small Cap Advantage Fund (9/99;9/99)             2.99        12.43          (4.09)        --         --    12.43
ST3             Stock Fund (8/01;8/01) (e)                         --           --             --         --         --       --
SA3             Strategy Aggressive Fund (9/99;1/92)           (20.09)       17.36         (20.09)     12.00         --    11.13
              AIM V.I.
3AC             Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (12.00)     14.24         --    16.14
3AD             Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           8.05         --         --     9.25
              ALLIANCE VP
3AB             AllianceBernstein International
                Value Portfolio (Class B) (8/01;5/01) (e)          --           --             --         --         --       --
3AL             Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --          12.31      18.22         --    13.97
                American Century VP
3AI             International, Class II (8/01;5/94) (f),(h)        --           --         (17.89)     13.86         --    10.96
3AV             Value, Class II (8/01;5/96) (f),(h)                --           --          16.89         --         --    11.36
              CALVERT VARIABLE SERIES, INC.
3SR             Social Balanced Portfolio (5/00;9/86)              --        (6.66)(c)      (4.23)     10.12      10.05     9.37
              EVERGREEN VA
3CG             Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --          16.44         --         --    10.30
              FIDELITY VIP
3FG             III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --          (4.94)        --         --    14.00
3FM             III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --          32.00         --         --    41.25
3FO             Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --         (20.34)      9.13       8.03     7.19

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Average  Annual Total Return With  Selection of MAV and EEP Death Benefit Riders
For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                               commencement of the                    Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
Subaccount    Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 3RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  30.26%       19.90%         30.26%      9.24%     12.27%    9.23%
 3SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  23.73        16.64          23.83         --         --    (1.64)
 3MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --          11.97         --         --    10.19
              GOLDMAN SACHS VIT
 3UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (10.72)        0.04         (10.72)        --         --     7.98
 3MC            Mid Cap Value Fund (9/99;5/98)                  29.75        18.39          29.75         --         --     3.19
              INVESCO VIF
 3ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (4.69)        --         --    18.92
 3FS            Financial Services Fund (8/01;9/99)(f)             --           --          23.52         --         --    27.71
 3TC            Technology Fund (8/01;5/97)(f)                     --           --         (24.45)        --         --    32.41
 3TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (27.19)        --         --    15.17
              JANUS ASPEN SERIES
 3GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (33.07)(c)         --         --         --   (35.06)(d)
 3IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (30.04)(c)     (17.21)     21.85         --    19.32
              LAZARD RETIREMENT SERIES
 3IP            International Equity Portfolio (9/99;9/98)     (10.69)       (3.09)        (10.69)        --         --     8.18
              MFS(R)
 3MG            Investors Growth Stock Series -
                Service Class (5/00;5/99)(n),(o)                   --       (15.48)(c)      (7.43)        --         --    16.47
 3MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (10.59)(c)      (3.25)        --         --    21.65
 3UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --           5.68      19.39         --    21.48
              PIONEER VCT
 3PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --          13.26      15.89         --    17.48
 3EU            Pioneer Europe VCT Portfolio -
                Class II Shares (8/01;10/98)(f),(q)                --           --         (18.98)        --         --     4.08
              PUTNAM VARIABLE TRUST
 3HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          37.78         --         --    14.43
 3PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (10.82)        --         --    17.36
 3VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                  (5.22)       22.19          (5.22)        --         --    19.96
              STRONG FUNDS
 3SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (1.95)     16.64         --    16.65
              WANGER
 3IT            International Small Cap (9/99;5/95)            (28.94)        6.25         (28.94)     18.57         --    22.35
 3SP            U.S. Small Cap (9/99;5/95)                      (9.27)        3.46          (9.27)     17.56         --    18.28
              WELLS FARGO VT
 3AA            Asset Allocation Fund (5/01;4/94)(f)               --           --          (0.14)     12.05         --    12.92
 3WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (11.19)(d)
 3SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (23.59)      8.51         --    10.27

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS - Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Periods Ending Dec. 31, 2000


                                                                Performance since
                                                               commencement of the                    Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
Subaccount    Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC3            Blue Chip Advantage Fund (9/99;9/99)(b)        (11.03%)       0.61%        (11.03%)       --%        --%    0.61%
 BD3            Bond Fund (9/99;10/81)                           4.78         5.00           4.78       4.22       7.66     9.79
 CR3            Capital Resource Fund (9/99;10/81)             (17.97)       (3.34)        (17.97)     10.53      12.59    13.28
 CM3            Cash Management Fund (9/99;10/81)                5.20         4.99           5.20       4.55       4.07     5.92
 DE3            Diversified Equity Income Fund (9/99;9/99)      (1.38)        2.38          (1.38)        --         --     2.38
 EM3            Emerging Markets Fund (5/00;5/00)                  --       (26.87)(c)         --         --         --   (26.87)(d)
 ES3            Equity Select Fund (4/01;4/01)(e)                  --           --             --         --         --       --
 EI3            Extra Income Fund (9/99;5/96)                   (9.87)       (6.65)         (9.87)        --         --     1.53
 FI3            Federal Income Fund (9/99;9/99)                  7.91         6.40           7.91         --         --     6.40
 GB3            Global Bond Fund (9/99;5/96)                     2.62         2.24           2.62         --         --     3.27
 GR3            Growth Fund (9/99;9/99)                        (19.79)       (2.89)        (19.79)        --         --    (2.89)
 IE3            International Fund (9/99;1/92)                 (25.40)       (2.87)        (25.40)      6.71         --     7.67
 MF3            Managed Fund (9/99;4/86)                        (2.89)        5.51          (2.89)     12.02      12.26    11.14
 ND3            New Dimensions Fund(R)(9/99;5/96)               (9.64)        7.42          (9.64)        --         --    17.06
 SV3            Partners Small Cap Value Fund (8/01;8/01)(e)       --           --             --         --         --       --
 IV3            S&P 500 Index Fund (5/00;5/00)                     --       (10.22)(c)         --         --         --   (10.22)(d)
 SC3            Small Cap Advantage Fund (9/99;9/99)             3.54        12.98           3.54         --         --    12.98
 ST3            Stock Fund (8/01;8/01)(e)                          --           --             --         --         --       --
 SA3            Strategy Aggressive Fund (9/99;1/92)           (19.54)       17.91         (19.54)     12.55         --    11.68
              AIM V.I.
 3AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                 --           --         (11.45)     14.79         --    16.69
 3AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                 --           --           8.60         --         --     9.80
              ALLIANCE VP
 3AB            AllianceBernstein International
                Value Portfolio (Class B) (8/01;5/01)(e)           --           --             --         --         --       --
 3AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                     --           --          12.86      18.77         --    14.52
              American Century VP
 3AI            International, Class II (8/01;5/94)(f),(h)         --           --         (17.34)     14.41         --    11.51
 3AV            Value, Class II (8/01;5/96)(f),(h)                 --           --          17.44         --         --    11.91
              CALVERT VARIABLE SERIES, INC.
 3SR            Social Balanced Portfolio (5/00;9/86)              --        (6.11) (c)     (3.68)     10.67      10.60     9.92
              EVERGREEN VA
 3CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                 --           --             16.99      --         --    10.85
              FIDELITY VIP
 3FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                --           --             (4.39)     --         --    14.55
 3FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                --           --             32.55      --         --    41.80
 3FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                 --           --            (19.79)   9.68       8.58     7.74

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Periods Ending Dec. 31, 2000 (continued)

                                                                Performance since
                                                               commencement of the                    Performance since
                                                                   subaccount                    commencement of the fund(a)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Since                                           Since
Subaccount    Investing In:                                   1 year    commencement      1 year     5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 3RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                  30.81%       20.45%         30.81%      9.79%     12.82%    9.78%
 3SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                  24.28        17.19          24.38         --         --    (1.09)
 3MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                --           --          12.52         --         --    10.74
              GOLDMAN SACHS VIT
 3UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)       (10.17)        0.59         (10.17)        --         --     8.53
 3MC            Mid Cap Value Fund (9/99;5/98)                  30.30        18.94          30.30         --         --     3.74
              INVESCO VIF
 3ID            Dynamics Fund (8/01;8/97)(f)                       --           --          (4.14)        --         --    19.47
 3FS            Financial Services Fund (8/01;9/99)(f)             --           --          24.07         --         --    28.26
 3TC            Technology Fund (8/01;5/97)(f)                     --           --         (23.90)        --         --    32.96
 3TL            Telecommunications Fund (8/01;9/99)(f)             --           --         (26.64)        --         --    15.72
              JANUS ASPEN SERIES
 3GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 --       (32.52)(c)         --         --         --   (34.51)(d)
 3IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     --       (29.49) (c)    (16.66)     22.40         --    19.87
              LAZARD RETIREMENT SERIES
 3IP            International Equity Portfolio (9/99;9/98)     (10.14)       (2.54)        (10.14)        --         --     8.73
              MFS(R)
 3MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                 --       (14.93) (c)     (6.88)        --         --    17.02
 3MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     --       (10.04) (c)     (2.70)        --         --    22.20
 3UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                 --           --           6.23      19.94         --    22.03
              PIONEER VCT
 3PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                 --           --          13.81      16.44         --    18.03
 3EU            Pioneer Europe VCT Portfolio -
                Class II Shares (8/01;10/98)(f),(q)                --           --         (18.43)        --         --     4.63
              PUTNAM VARIABLE TRUST
 3HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                 --           --          38.33         --         --    14.98
 3PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                 --           --         (10.27)        --         --    17.91
 3VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                  (4.67)       22.74          (4.67)        --         --    20.51
              STRONG FUNDS
 3SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                 --           --          (1.40)     17.19         --    17.20
              WANGER
 3IT            International Small Cap (9/99;5/95)            (28.39)        6.80         (28.39)     19.12         --    22.90
 3SP            U.S. Small Cap (9/99;5/95)                      (8.72)        4.01          (8.72)     18.11         --    18.83
              WELLS FARGO VT
 3AA            Asset Allocation Fund (5/01;4/94)(f)               --           --           0.41      12.60         --    13.47
 3WI            International Equity Fund (5/01;7/00)(f)           --           --             --         --         --   (10.64)(d)
 3SG            Small Cap Growth Fund (5/01;5/95)(f)               --           --         (23.04)      9.06         --    10.82


American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS - Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                    --------
                                        P

where:                  P = a hypothetical initial payment of $1,000
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Variable Account        Investing In:                                             Simple Yield   Compound Yield
 CM3                    AXP(R)Variable Portfolio - Cash Management Fund               5.31%           5.45%

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Annualized Yields Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount      Investing In:                                       Simple Yield
BD3             AXP(R)Variable Portfolio - Bond Fund                     6.10%
EI3             AXP(R)Variable Portfolio - Extra Income Fund            10.47
FI3             AXP(R)Variable Portfolio - Federal Income Fund           5.51
GB3             AXP(R)Variable Portfolio - Global Bond Fund              0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


Rating Agency                          Rating
 A.M. Best                             A+ (Superior)
 Fitch                                 AA
 Moody's                               Aa3 (Excellent)


A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commissions paid.

Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street,
Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Annual Financial Information

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3 (comprised of subaccounts BC3, BD3, CR3, CM3, DE3, EM3, EI3, FI3, GB3, GR3, IE3, MF3, ND3, IV3, SC3, SA3, 3SR, 3RE, 3SI, 3UE, 3MC, 3GT, 3IG, 3IP, 3MG, 3MD, 3VS, 3IT and
3SP) as of December 31, 2000, and the related statements of operations and changes in nets assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3 at December 31, 2000, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Net Assets
                                                                          Segregated Asset Subaccounts
December 31, 2000                             -------------------------------------------------------------------------
                                                    BC3           BD3         CR3              CM3             DE3
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost                                       $470,098      $443,803      $320,377      $  934,292          $213,290
                                                 --------      --------      --------      ----------          --------
   at market value                               $447,562      $446,908      $247,679      $  934,292          $219,837
Dividends receivable                                   --         1,640            --          18,163                --
Accounts receivable from IDS Life
   for contract purchase payments                      --            --         2,000       6,096,527                --
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------      --------      --------      ----------          --------
Total assets                                      447,562       448,548       249,679       7,048,982           219,837
                                                  =======       =======       =======       =========           =======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                     192           127           164           1,744                92
   Contract terminations                               --        12,500            --              --                --
Payable to mutual funds and
   portfolios for investments purchased                --            --            --              --                --
                                                 --------      --------      --------      ----------          --------
Total liabilities                                     192        12,627           164           1,744                92
                                                      ---        ------           ---           -----                --
Net assets applicable to contracts in
   accumulation period                            447,370       435,921       249,515       7,047,238           219,745
Net assets applicable to contracts in
   payment period                                      --            --            --              --                --
                                                 --------      --------      --------      ----------          --------
Total net assets                                 $447,370      $435,921      $249,515      $7,047,238          $219,745
                                                 ========      ========      ========      ==========          ========
Accumulation units outstanding                    453,558       409,536       266,218       6,615,282           218,167
                                                  =======       =======       =======       =========           =======
Net asset value per
   accumulation unit                             $   0.99      $   1.06      $   0.94      $     1.07          $   1.01
                                                 ========      ========      ========      ==========          ========


Statements of Net Assets                                                  Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
December 31, 2000                                  EM3           EI3          FI3              GB3               GR3
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost                                     $4,554,800    $1,211,885        $  996          $4,137        $1,924,176
                                               ----------    ----------        ------          ------        ----------
   at market value                             $3,747,386    $1,072,419        $1,012          $4,211        $1,644,834
Dividends receivable                                   --        10,489             4              --                --
Accounts receivable from IDS Life
   for contract purchase payments                      --            --            --              --             6,367
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------      --------      --------          ------          --------
Total assets                                    3,747,386     1,082,908         1,016           4,211         1,651,201
                                                ---------     ---------         -----           -----         ---------
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                   1,631           556             1               2               745
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and
   portfolios for investments purchased                --            --            --              --                --
                                                 --------      --------      --------            ----          --------
Total liabilities                                   1,631           556             1               2               745
                                                    -----           ---             -               -               ---
Net assets applicable to contracts in
   accumulation period                          3,745,755     1,082,352         1,015           4,209         1,650,456
Net assets applicable to contracts in
   payment period                                      --            --            --              --                --
                                               ==========    ==========        ======          ======        ==========
Total net assets                               $3,745,755    $1,082,352        $1,015          $4,209        $1,650,456
                                               ==========    ==========        ======          ======        ==========
Accumulation units outstanding                      1,252     1,185,569           934           4,092         1,761,529
                                                    =====     =========           ===           =====         =========
Net asset value per
   accumulation unit                           $     0.75    $     0.91        $ 1.09          $ 1.03        $     0.94
                                               ==========    ==========        ======          ======        ==========


See accompanying notes to financial statements.
                                        -14-

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Net Assets
                                                               Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
December 31, 2000 (continued)                         IE3          MF3          ND3           IV3              SC3
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ..........................         $    91,460   $   167,652   $ 4,874,826     $10,311,973       $ 1,336,797
                                              -----------   -----------   -----------     -----------       -----------
   at market value ..................         $    76,733   $   150,894   $ 4,213,282     $ 9,296,950       $ 1,331,266
Dividends receivable ................                  --            --            --              --                --
Accounts receivable from IDS Life
   for contract purchase payments .....                --         2,000         9,162              --                --
Receivable from mutual funds and
   portfolios for share redemptions ...                --            --            --              --                --
                                              -----------   -----------   -----------     -----------       -----------
Total assets ........................              76,733       152,894     4,222,444       9,296,950         1,331,266
                                                   ======       =======     =========       =========         =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee ...                  34            64         1,761           4,050               171
   Contract terminations ............                  --            --            --              --           999,043
Payable to mutual funds and
   portfolios for investments purchased                --            --            --              --                --
                                                     ----          ----         -----           -----              ----
Total liabilities ...................                  34            64         1,761           4,050           999,214
                                                       --            --         -----           -----           -------
Net assets applicable to contracts in
   accumulation period ..............              76,699       152,830     4,220,683       9,292,900           332,052
Net assets applicable to contracts in
   payment period ...................                  --            --            --              --                --
                                                     ----          ----         -----           -----              ----
Total net assets ....................         $    76,699   $   152,830   $ 4,220,683     $ 9,292,900       $   332,052
                                              ===========   ===========   ===========     ===========       ===========
Accumulation units outstanding ......              80,621       144,523     3,919,497         285,103           286,198
                                                   ======       =======     =========         =======           =======
Net asset value per accumulation unit         $      0.95   $      1.06   $      1.08     $      0.90       $      1.16
                                              ===========   ===========   ===========     ===========       ===========


Statements of Net Assets
                                                            Segregated Asset Subaccounts
                                              -------------------------------------------------------
December 31, 2000 (continued)                       SA3           3SR          3RE           3SI
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost ..........................         $ 1,306,769   $     1,973   $   179,124     $    10,432
                                              -----------   -----------   -----------     -----------
   at market value ..................         $   974,814   $     1,824   $   185,186     $    11,083
Dividends receivable ................                  --            --            --              --
Accounts receivable from IDS Life
   for contract purchase payments ......              138         2,894            --              --
Receivable from mutual funds and
   portfolios for share redemptions ..                --              3           170               5
                                                     ----          ----         -----           -----
Total assets ........................             974,952         4,721       185,356          11,088
                                                  =======         =====       =======          ======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee ...                 459             3            95               5
   Contract terminations ............                  --            --            75              --
Payable to mutual funds and
   portfolios for investments purchased                --            --            --              --
                                                     ----          ----         -----           -----
Total liabilities ...................                 459             3           170               5
                                                      ---             -           ---               -
Net assets applicable to contracts in
   accumulation period...............             974,493         4,718       185,186          11,083
Net assets applicable to contracts in
   payment period ....................                 --            --            --              --
                                                  =======         =====       =======           =====
Total net assets ....................         $   974,493   $     4,718   $   185,186     $    11,083
                                              ===========   ===========   ===========     ===========
Accumulation units outstanding ......             798,425         4,896       147,540           9,257
                                                  =======         =====       =======           =====
Net asset value per accumulation unit         $      1.22   $      0.96   $      1.26     $      1.20
                                              ===========   ===========   ===========     ===========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Net Assets
                                                                        Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
December 31, 2000 (continued)                        3UE           3MC          3GT             3IG               3IP
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost                                       $628,309       $15,916      $297,968      $  437,992           $57,250
                                                 --------       -------      --------      ----------           -------
   at market value                               $571,823       $18,044      $212,203      $  445,064           $54,861
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life for
   contract purchase payments                         125            --         2,165              --                38
Receivable from mutual funds and
   portfolios for share redemptions                   248           108            91       1,184,120                24
                                                      ---           ---            --       ---------                --
Total assets                                      572,196        18,152       214,459       1,629,184            54,923
                                                  =======        ======       =======       =========            ======
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                     248             8            91             345                24
   Contract terminations                               --           100            --       1,183,775                --
Payable to mutual funds and portfolios
   for investments purchased                          125            --         2,165              --                38
                                                      ---         -----         -----           -----                --
Total liabilities                                     373           108         2,256       1,184,120                62
                                                      ---           ---         -----       ---------                --
Net assets applicable to contracts in
   accumulation period                            571,823        18,044       212,203         445,064            54,861
Net assets applicable to contracts in
   payment period                                      --            --            --              --                --
                                                 ========       =======      ========      ==========           =======
Total net assets                                 $571,823       $18,044      $212,203      $  445,064           $54,861
                                                 ========       =======      ========      ==========           =======
Accumulation units outstanding                    577,230        14,593       309,990         555,627            56,924
                                                  =======        ======       =======         =======            ======
Net asset value per accumulation unit            $   0.99       $  1.24      $   0.68      $     0.80           $  0.96
                                                 ========       =======      ========      ==========           =======


Statements of Net Assets
                                                                         Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
December 31, 2000 (continued)                       3MG           3MD          3VS             3IT               3SP
Assets
Investments in shares of
   mutual funds and portfolios:
   at cost                                       $520,036      $352,453    $1,866,456        $657,179        $1,047,883
                                                 --------      --------    ----------        --------        ----------
   at market value                               $482,619      $337,620    $1,721,686        $648,249        $1,041,643
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life for
   contract purchase payments                          --            40           253           3,568                --
Receivable from mutual funds and
   portfolios for share redemptions                   209           145           831             314           862,328
                                                      ---           ---           ---             ---           -------
Total assets                                      482,828       337,805     1,722,770         652,131         1,903,971
                                                  =======       =======     =========         =======         =========
Liabilities
Payable to IDS Life for:
   Mortality and expense risk fee                     209           145           831             314               479
   Contract terminations                               --            --            --              --           861,849
Payable to mutual funds and portfolios
   for investments purchased                           --            40           253           1,383                --
                                                     ----            --           ---           -----              ----
Total liabilities                                     209           185         1,084           1,697           862,328
                                                      ---           ---         -----           -----           -------
Net assets applicable to contracts in
   accumulation period                            482,619       337,620     1,721,686         650,434         1,041,643
Net assets applicable to contracts in
   payment period                                      --            --            --              --                --
                                                  =======       =======     =========         =======           =======
Total net assets                                 $482,619      $337,620    $1,721,686        $650,434        $1,041,643
                                                 ========      ========    ==========        ========        ==========
Accumulation units outstanding                    532,539       352,144     1,330,395         599,215           990,217
                                                  =======       =======     =========         =======           =======
Net asset value per accumulation unit            $   0.91      $   0.96    $     1.29        $   1.09        $     1.05
                                                 ========      ========    ==========        ========        ==========


See accompanying notes to financial statements.
                                        -16-

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Operations
                                                                         Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000                       BC3           BD3          CR3           CM3                DE3
Investment income
Dividend income from
   mutual funds and portfolios                 $    1,535      $  7,235   $   88,375      $   164,618         $    1,609
Mortality and expense risk fee                      1,819           576        4,456           15,776                588
                                                    -----           ---        -----           ------                ---
Investment income (loss) -- net                      (284)        6,659       83,919          148,842              1,021
                                                     ====         =====       ======          =======              =====
Realized and unrealized
   gain (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                          1,287,591       396,150    1,586,681       66,072,940          2,291,601
   Cost of investments sold                     1,297,060       396,897    1,700,240       66,102,769          2,284,453
                                                ---------       -------    ---------       ----------          ---------
Net realized gain (loss) on investments            (9,469)         (747)    (113,559)         (29,829)             7,148
Net change in unrealized appreciation
   or depreciation of investments                 (44,170)        3,200     (130,039)               1              6,069
                                                  -------         -----     --------                -              -----
Net gain (loss) on investments                    (53,639)        2,453     (243,598)         (29,828)            13,217
                                                  -------         -----     --------          -------             ------
Net increase (decrease) in net assets
   resulting from operations                   $  (53,923)     $  9,112   $ (159,679)     $   119,014         $   14,238
                                               ==========      ========   ==========      ===========         ==========

Statements of Operations
                                                                    Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000                     EM3(1)          EI3           FI3              GB3               GR3
Investment income
Dividend income from
mutual funds and portfolios                   $     4,166    $   94,624       $   376          $  147          $      --
Mortality and expense risk fee                     16,400         4,832            31              29              7,028
                                                   ------         -----            --              --              -----
Investment income (loss) -- net                   (12,234)       89,792           345             118             (7,028)
                                                  =======        ======           ===             ===             ======
Realized and unrealized
   gain (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                          5,085,551     1,087,651        80,342           4,163          1,942,292
   Cost of investments sold                     5,504,800     1,152,715        80,315           4,284          1,977,197
                                                ---------     ---------        ------           -----          ---------
Net realized gain (loss) on investments          (419,249)      (65,064)           27            (121)           (34,905)
Net change in unrealized appreciation
   or depreciation of investments                (807,414)     (139,838)           19              97           (342,081)
                                                 --------      --------            --              --           --------
Net gain (loss) on investments                 (1,226,663)     (204,902)           46             (24)          (376,986)
                                               ----------      --------            --             ---           --------
Net increase (decrease) in net assets
   resulting from operations                  $(1,238,897)   $ (115,110)      $   391          $   94         $ (384,014)
                                              ===========    ==========       =======          ======         ==========

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000. See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------




Statements of Operations
                                                                         Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)           IE3           MF3           ND3           IV3(1)              SC3
Investment income
Dividend income from
   mutual funds and portfolios                $    15,366      $ 11,200    $  263,604      $   69,633        $    9,283
Mortality and expense risk fee                      1,019           544        15,537          36,609               944
                                                    -----           ---        ------          ------               ---
Investment income (loss) -- net                    14,347        10,656       248,067          33,024             8,339
                                                   ======        ======       =======          ======             =====
Realized and unrealized
   gain (loss) on investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                         10,920,769       242,939     1,527,690         271,973         1,966,904
   Cost of investments sold                    10,861,502       239,766     1,502,067         267,301         1,936,929
                                               ----------       -------     ---------         -------         ---------
Net realized gain (loss) on investments            59,267         3,173        25,623           4,672            29,975
Net change in unrealized appreciation
   or depreciation of investments                 (32,516)      (17,141)     (702,359)     (1,015,023)          (72,468)
                                                  -------       -------      --------      ----------           -------
Net gain (loss) on investments                     26,751       (13,968)     (676,736)     (1,010,351)          (42,493)
                                                   ------       -------      --------      ----------           -------
Net increase (decrease) in net assets
   resulting from operations                 $    41,098      $ (3,312)$    (428,669)    $  (977,327)       $  (34,154)
                                              ===========      ======== =============     ===========        ==========



Statements of Operations
                                                             Segregated Asset Subaccounts
                                              ----------------------------------------------------------
Period ended December 31, 2000 (continued)           SA3          3SR(1)        3RE              3SI
Investment income
Dividend income from
   mutual funds and portfolios                 $  351,899       $   359    $   30,638        $     13
Mortality and expense risk fee                      4,877             9           736              52
                                                    -----             -           ---              --
Investment income (loss) -- net                   347,022           350        29,902             (39)
                                                  =======           ===        ======             ===
Realized and unrealized
 gain (loss) on investments -- net
Realized gain (loss) on sales of investments
   in mutual funds and portfolios:
   Proceeds from sales                          2,739,911        10,085     6,363,894         722,010
   Cost of investments sold                     3,055,222        10,618     6,366,586         714,634
                                                ---------        ------     ---------         -------
Net realized gain (loss) on investments          (315,311)         (533)       (2,692)          7,376
Net change in unrealized appreciation
   or depreciation of investments                (341,167)         (149)        6,014             592
                                                 --------          ----         -----             ---
Net gain (loss) on investments                   (656,478)         (682)        3,322           7,968
                                                 --------          ----         -----           -----
Net increase (decrease) in net assets
   resulting from operations                   $ (309,456)      $  (332)   $   33,224        $  7,929
                                               ==========       =======    ==========        ========

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000. See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Operations
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)           3UE           3MC         3GT(1)          3IG(1)              3IP
Investment income
Dividend income from
mutual funds and portfolios                      $  6,792      $    570      $  1,276      $    8,358          $    789
Mortality and expense risk fee                      2,052            55           553             788               240
                                                    -----            --           ---             ---               ---
Investment income (loss) -- net                     4,740           515           723           7,570               549
                                                    =====           ===           ===           =====               ===
Realized and unrealized
   gain (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                            207,956       125,825       352,628       3,236,282           236,705
   Cost of investments sold                       212,893       124,292       353,121       3,238,008           236,679
                                                  -------       -------       -------       ---------           -------
Net realized gain (loss) on investments            (4,937)        1,533          (493)         (1,726)               26
Net change in unrealized appreciation
   or depreciation of investments                 (61,980)        2,027       (85,765)          7,072            (2,955)
                                                  -------         -----       -------           -----            ------
Net gain (loss) on investments                    (66,917)        3,560       (86,258)          5,346            (2,929)
                                                  -------         -----       -------           -----            ------
Net increase (decrease) in net assets
   resulting from operations                     $(62,177)     $  4,075      $(85,535)     $   12,916          $ (2,380)
                                                 ========      ========      ========      ==========          ========


Statements of Operations                                              Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)         3MG(1)        3MD(1)          3VS              3IT              3SP
Investment income
Dividend income from
   mutual funds and portfolios                     $   --        $   --    $   15,052      $   68,102        $  128,715
Mortality and expense risk fee                        661           486         8,276           3,807             5,183
                                                      ---           ---         -----           -----             -----
Investment income (loss) -- net                      (661)         (486)        6,776          64,295           123,532
                                                     ====          ====         =====          ======           =======
Realized and unrealized
   gain (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                             35,189        82,116     2,240,655       5,559,365         3,074,380
   Cost of investments sold                        35,745        80,687     2,221,015       5,810,326         3,287,057
                                                   ------        ------     ---------       ---------         ---------
Net realized gain (loss) on investments              (556)        1,429        19,640        (250,961)         (212,677)
Net change in unrealized appreciation
   or depreciation of investments                 (37,417)      (14,833)     (162,052)        (39,390)          (14,033)
                                                  -------       -------      --------         -------           -------
Net gain (loss) on investments                    (37,973)      (13,404)     (142,412)       (290,351)         (226,710)
                                                  -------       -------      --------        --------          --------
Net increase (decrease) in net assets
   resulting from operations                     $(38,634)     $(13,890)   $ (135,636)     $ (226,056)       $ (103,178)
                                                 ========      ========    ==========      ==========        ==========

(1) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000. See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000                       BC3           BD3           CR3            CM3               DE3
Operations
Investment income (loss) -- net                  $   (284)     $  6,659     $  83,919     $   148,842          $  1,021
Net realized gain (loss) on investments            (9,469)         (747)     (113,559)        (29,829)            7,148
Net change in unrealized appreciation
   or depreciation of investments                 (44,170)        3,200      (130,039)              1             6,069
                                                  -------         -----      --------               -             -----
Net increase (decrease) in net assets
   resulting from operations                      (53,923)        9,112      (159,679)        119,014            14,238
                                                  =======         =====      ========         =======            ======
Contract transactions
Contract purchase payments                         58,126       192,487       265,037       7,243,061            15,668
Net transfers(2)                                  245,033       191,734      (851,504)     (2,220,181)          166,784
Transfers for policy loans                             --            --            --              --                --
Contract charges                                      (29)           --            (6)           (296)              (33)
Contract terminations:
   Surrender benefits                             (35,345)       (5,581)           --        (388,336)               --
                                                  -------        ------      --------         --------           ------
Increase (decrease) from
   contract transactions                          267,785       378,640      (586,473)      4,634,248           182,419
                                                  -------       -------      --------       ---------           -------
Net assets at beginning of year                   233,508        48,169       995,667       2,293,976            23,088
                                                  -------        ------       -------       ---------            ------
Net assets at end of year                        $447,370      $435,921     $ 249,515     $ 7,047,238          $219,745
                                                 ========      ========     =========     ===========          ========
Accumulation unit activity
Units outstanding at beginning of year            210,746        47,444       871,976       2,266,486            22,622
Contract purchase payments                         52,636       188,193       241,310       6,914,984            15,958
Net transfers(2)                                  222,598       179,315      (847,061)     (2,199,449)          179,621
Transfers for policy loans                             --            --            --              --                --
Contract charges                                      (28)           --            (7)           (280)              (34)
Contract terminations:
   Surrender benefits                             (32,394)       (5,416)           --        (366,459)               --
                                                  -------        ------         -----        --------              ----
Units outstanding at end of year                  453,558       409,536       266,218       6,615,282           218,167
                                                  =======       =======       =======       =========           =======


Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000                    EM3(1)          EI3           FI3              GB3              GR3
Operations
Investment income (loss) -- net               $   (12,234)   $   89,792      $    345          $  118        $   (7,028)
Net realized gain (loss) on investments          (419,249)      (65,064)           27            (121)          (34,905)
Net change in unrealized appreciation
   or depreciation of investments                (807,414)     (139,838)           19              97          (342,081)
                                                 --------      --------            --              --          --------
Net increase (decrease) in net assets
   resulting from operations                   (1,238,897)     (115,110)          391              94          (384,014)
                                               ==========      ========           ===              ==          ========
Contract transactions
Contract purchase payments                      5,000,000     1,914,727        65,402            (246)        1,539,082
Net transfers(2)                                  (15,348)     (756,503)      (85,642)          1,549           215,652
Transfers for policy loans                             --            --            --              --            (1,478)
Contract charges                                       --           (10)           --              (5)             (102)
Contract terminations:
   Surrender benefits                                  --        (9,538)           --              --          (186,378)
                                                    -----        ------         -----            -----         --------
Increase (decrease) from
   contract transactions                        4,984,652     1,148,676       (20,240)          1,298         1,566,776
                                                ---------     ---------       -------           -----         ---------
Net assets at beginning of year                        --        48,786        20,864           2,817           467,694
                                                    -----        ------        ------           -----           -------
Net assets at end of year                     $ 3,745,755    $1,082,352      $  1,015          $4,209        $1,650,456
                                              ===========    ==========      ========          ======        ==========
Accumulation unit activity
Units outstanding at beginning of year                 --        48,194         9,663           2,813           400,647
Contract purchase payments                             --     1,949,394        61,805            (246)        1,292,730
Net transfers(2)                                    1,252      (802,277)      (70,534)          1,531           242,715
Transfers for policy loans                             --            --            --              --            (1,171)
Contract charges                                       --           (11)           --              (6)              (91)
Contract terminations:
   Surrender benefits                                  --        (9,731)           --              --          (173,301)
                                                    -----        ------         -----           -----          --------
Units outstanding at end of year                    1,252     1,185,569           934           4,092         1,761,529
                                                    =====     =========           ===           =====         =========

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)           IE3           MF3           ND3           IV3(1)              SC3
Operations
Investment income (loss) -- net                 $  14,347      $ 10,656    $  248,067     $    33,024         $   8,339
Net realized gain (loss) on investments            59,267         3,173        25,623           4,672            29,975
Net change in unrealized appreciation
   or depreciation of investments                 (32,516)      (17,141)     (702,359)     (1,015,023)          (72,468)
                                                  -------       -------      --------      ----------           -------
Net increase (decrease) in net assets
   resulting from operations                       41,098        (3,312)     (428,669)       (977,327)          (34,154)
                                                   ======        ======      ========        ========           =======
Contract transactions
Contract purchase payments                         45,116        21,479     2,589,396      10,206,195           133,746
Net transfers(2)                                 (166,404)      124,199     1,831,870          64,032           185,041
Transfers for policy loans                             --            --        (4,040)             --                --
Contract charges                                       (4)           (4)         (323)             --               (29)
Contract terminations:
   Surrender benefits                             (12,606)           --      (275,034)             --          (414,304)
                                                  -------         -----      --------           -----          --------
Increase (decrease) from
   contract transactions                         (133,898)      145,674     4,141,869      10,270,227           (95,546)
                                                 --------       -------     ---------      ----------           -------
Net assets at beginning of year                   169,499        10,468       507,483              --           461,752
                                                  -------        ------       -------           -----           -------
Net assets at end of year                       $  76,699      $152,830    $4,220,683     $ 9,292,900         $ 332,052
                                                =========      ========    ==========     ===========         =========
Accumulation unit activity
Units outstanding at beginning of year            133,025         9,618       426,131              --            27,894
Contract purchase payments                         37,299        21,284     2,173,284         218,925           111,759
Net transfers(2)                                  (78,891)      113,625     1,559,162          66,178           148,062
Transfers for policy loans                             --            --        (3,595)             --                --
Contract charges                                       (4)           (4)         (289)             --               (25)
Contract terminations:
   Surrender benefits                             (10,808)           --      (235,196)             --            (1,492)
                                                  -------          ----      --------             ---            ------
Units outstanding at end of year                   80,621       144,523     3,919,497         285,103           286,198
                                                   ======       =======     =========         =======           =======



Statements of Changes in Net Assets
                                                            Segregated Asset Subaccounts
                                              --------------------------------------------------------
Period ended December 31, 2000 (continued)           SA3         3SR(1)          3RE              3SI
Operations
Investment income (loss) -- net                $  347,022        $  350      $ 29,902         $   (39)
Net realized gain (loss) on investments          (315,311)         (533)       (2,692)          7,376
Net change in unrealized appreciation
   or depreciation of investments                (341,167)         (149)        6,014             592
                                                 --------          ----         -----             ---
Net increase (decrease) in net assets
   resulting from operations                     (309,456)         (332)       33,224           7,929
                                                 ========          ====        ======           =====
Contract transactions
Contract purchase payments                      1,091,392         4,516       154,925           7,737
Net transfers(2)                                  391,148           534        (5,142)         (6,146)
Transfers for policy loans                         (3,960)           --            --              --
Contract charges                                      (59)           --           (24)             --
Contract terminations:
   Surrender benefits                            (244,469)           --        (1,786)             --
                                                 --------         -----        ------           -----
Increase (decrease) from
   contract transactions                        1,234,052         5,050       147,973           1,591
                                                ---------         -----       -------           -----
Net assets at beginning of year                    49,897            --         3,989           1,563
                                                   ------          ----         -----           -----
Net assets at end of year                      $  974,493        $4,718      $185,186         $11,083
                                               ==========        ======      ========         =======
Accumulation unit activity
Units outstanding at beginning of year             32,918            --         4,160           1,623
Contract purchase payments                        689,417         4,548       137,759           7,829
Net transfers(2)                                  259,388           348         7,103            (195)
Transfers for policy loans                         (2,735)           --            --              --
Contract charges                                      (46)           --           (20)             --
Contract terminations:
   Surrender benefits                            (180,517)           --        (1,462)             --
                                                 --------         -----        ------           -----
Units outstanding at end of year                  798,425         4,896       147,540           9,257
                                                  =======         =====       =======           =====

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)           3UE           3MC         3GT(1)          3IG(1)             3IP
Operations
Investment income (loss) -- net                  $  4,740       $   515      $    723        $  7,570           $   549
Net realized gain (loss) on investments            (4,937)        1,533          (493)         (1,726)               26
Net change in unrealized appreciation
   or depreciation of investments                 (61,980)        2,027       (85,765)          7,072            (2,955)
                                                  -------         -----       -------           -----            ------
Net increase (decrease) in net assets
   resulting from operations                      (62,177)        4,075       (85,535)         12,916            (2,380)
                                                  =======         =====       =======          ======            ======
Contract transactions
Contract purchase payments                        469,167         3,143       160,360         428,802            33,130
Net transfers(2)                                  (19,983)        3,647       139,701           6,408            15,182
Transfers for policy loans                             --            76            --              --                --
Contract charges                                      (72)          (15)          (28)             (2)              (35)
Contract terminations:
   Surrender benefits                              (2,822)         (412)       (2,295)         (3,060)               --
                                                   ------          ----        ------          ------             -----
Increase (decrease) from
   contract transactions                          446,290         6,439       297,738         432,148            48,277
                                                  -------         -----       -------         -------            ------
Net assets at beginning of year                   187,710         7,530            --              --             8,964
                                                  -------         -----       -------         -------             -----
Net assets at end of year                        $571,823       $18,044      $212,203        $445,064           $54,861
                                                 ========       =======      ========        ========           =======
Accumulation unit activity
Units outstanding at beginning of year            170,333         7,935            --              --             8,363
Contract purchase payments                        434,350         3,019       158,252         500,751            33,127
Net transfers(2)                                  (24,837)        3,970       154,235          58,193            15,472
Transfers for policy loans                             --            80            --              --                --
Contract charges                                      (69)          (13)          (29)             (3)              (38)
Contract terminations:
   Surrender benefits                              (2,547)         (398)       (2,468)         (3,314)               --
                                                   ------          ----        ------          ------             -----
Units outstanding at end of year                  577,230        14,593       309,990         555,627            56,924
                                                  =======        ======       =======         =======            ======

Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Period ended December 31, 2000 (continued)        3MG(1)        3MD(1)          3VS              3IT             3SP
Operations
Investment income (loss) -- net                  $   (661)     $   (486)   $    6,776       $  64,295        $  123,532
Net realized gain (loss) on investments              (556)        1,429        19,640        (250,961)         (212,677)
Net change in unrealized appreciation
   or depreciation of investments                 (37,417)      (14,833)     (162,052)        (39,390)          (14,033)
                                                  -------       -------      --------         -------           -------
Net increase (decrease) in net assets
   resulting from operations                      (38,634)      (13,890)     (135,636)       (226,056)         (103,178)
                                                  =======       =======      ========        ========          ========
Contract transactions
Contract purchase payments                        485,821       162,022     1,524,126         635,975         1,086,657
Net transfers(2)                                   35,436       191,979       304,320         127,299            16,218
Transfers for policy loans                             --            --        (1,535)          3,180                --
Contract charges                                       (4)           (1)         (154)            (85)              (37)
Contract terminations:
   Surrender benefits                                  --        (2,490)     (217,319)        (59,230)         (101,430)
                                                    -----        ------      --------         -------          --------
Increase (decrease) from
   contract transactions                          521,253       351,510     1,609,438         707,139         1,001,408
                                                  -------       -------     ---------         -------         ---------
Net assets at beginning of year                        --            --       247,884         169,351           143,413
                                                     ----          ----       -------         -------           -------
Net assets at end of year                        $482,619      $337,620    $1,721,686       $ 650,434        $1,041,643
                                                 ========      ========    ==========       =========        ==========
Accumulation unit activity
Units outstanding at beginning of year                 --            --       182,717         111,791           124,538
Contract purchase payments                        496,790       163,559     1,078,608         410,305           963,969
Net transfers(2)                                   35,753       191,061       221,461         121,611             3,491
Transfers for policy loans                             --            --          (879)          2,229                --
Contract charges                                       (4)           (1)         (111)            (71)              (37)
Contract terminations:
   Surrender benefits                                  --        (2,475)     (151,401)        (46,650)         (101,744)
                                                     ----        ------      --------         -------          --------
Units outstanding at end of year                  532,539       352,144     1,330,395         599,215           990,217
                                                  =======       =======     =========         =======           =======

(1)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                                             Segregated Asset Subaccounts
                                      ----------------------------------------------------------------------------------------------
Period ended December 31, 1999              BC3(1)      BD3(1)      CR3(1)     CM3(1)      DE3(1)    EI3(1)       FI3(1)    GB3(1)
Operations
Investment income (loss) -- net        $      (266)    $   417    $ 88,061  $   11,323 $     4,068   $   421  $    114,921   $   16
Net realized gain (loss) on
   investments                             117,389        (209)         32          --      11,654         7      (35,633)       (8)
Net change in unrealized appreciation
   or depreciation of investments           21,634         (95)     57,341          (1)        478       372           (3)      (23)
                                            ------         ---      ------          --         ---       ---           --       ---
Net increase (decrease) in net assets
   resulting from operations               138,757         113     145,434      11,322      16,200       800       79,285       (15)
                                           =======         ===     =======      ======      ======       ===       ======       ===
Contract transactions
Contract purchase payments               2,223,661      56,502     850,083   2,447,471   2,017,652    40,753   10,011,795     1,366
Net transfers(2)                              (428)     (8,446)        150    (151,562)      4,251     7,563         (875)    1,466
Transfers for policy loans                      --          --          --      (7,921)         --        --           --        --
Contract terminations:
   Surrender benefits                   (2,128,482)         --          --      (5,334) (2,015,015)     (330)  (10,069,341)      --
                                        ----------        ----        ----      ------  ----------      ----   -----------     ----
Increase (decrease) from
   contract transactions                    94,751      48,056     850,233   2,282,654       6,888    47,986      (58,421)    2,832
                                            ------      ------     -------   ---------       -----    ------      -------     -----
Net assets at beginning of year                 --          --          --          --          --        --           --        --
                                            ------      ------     -------   ---------       -----    ------      -------     -----
Net assets at end of year              $   233,508     $48,169    $995,667  $2,293,976 $    23,088   $48,786  $     20,864   $2,817
                                       ===========     =======    ========  ========== ===========   =======  ============   ======
Accumulation unit activity
Units outstanding at
   beginning of year                            --          --          --          --          --        --           --        --
Contract purchase payments                 211,504      56,266     871,965   2,427,761      18,486    40,956       11,748     1,356
Net transfers(2)                               598      (8,822)         11    (148,076)      4,136     7,565       (2,085)    1,457
Transfers for policy loans                      --          --          --      (7,903)         --        --           --        --
Contract terminations:
   Surrender benefits                       (1,356)         --          --      (5,296)         --      (327)          --        --
                                            ------     -------       -----      ------        ----       ----        ----      ----
Units outstanding at end of year           210,746      47,444     871,976   2,266,486      22,622    48,194        9,663     2,813
                                           =======      ======     =======   =========      ======    ======        =====     =====



(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Statements of Changes in Net Assets                                      Segregated Asset Subaccounts
Period ended December 31, 1999           -------------------------------------------------------------------------------------------
(continued)                                   GR3(1)      IE3(1)     MF3(1)     ND3(1)      SC3(1)     SA3(1)      3RE(1)     3SI(1)
Operations
Investment income (loss) -- net          $    (2,386)   $  1,683    $   201   $    822 $    20,397    $ 1,283     $   (4)    $   (2)
Net realized gain (loss) on investments      188,656         116         21        646     136,433        148         (6)        35
Net change in unrealized appreciation
   or depreciation of investments             62,739      17,789        383     40,815      66,937      9,212         48         59
                                              ------      ------        ---     ------      ------      -----         --         --
Net increase (decrease) in net assets
   resulting from operations                 249,009      19,588        605     42,283     223,767     10,643         38         92
                                             =======      ======        ===     ======     =======     ======         ==         ==
Contract transactions
Contract purchase payments                 2,385,249     122,687      3,163    419,823   3,025,558     27,399      4,253      1,303
Net transfers(2)                              12,026      28,149      6,700     47,188       2,427     12,050       (302)       168
Transfers for policy loans                        --          --         --         --          --         --         --         --
Contract terminations:
   Surrender benefits                     (2,178,590)       (925)        --     (1,811) (2,790,000)      (195)        --         --
                                          ----------        ----      -----     ------  ----------       ----       ----       ----
Increase (decrease) from
   contract transactions                     218,685     149,911      9,863    465,200     237,985     39,254      3,951      1,471
                                             -------     -------      -----    -------     -------     ------      -----      -----
Net assets at beginning of year                   --          --         --         --          --         --         --         --
                                             -------     -------      -----    -------     -------     ------      -----      -----
Net assets at end of year                $   467,694    $169,499    $10,468   $507,483 $   461,752    $49,897     $3,989     $1,563
                                         ===========    ========    =======   ======== ===========    =======     ======     ======
Accumulation unit activity
Units outstanding at beginning of year            --          --         --         --          --         --         --         --
Contract purchase payments                   390,177     109,540      3,128    384,980      25,607     23,484      4,478      1,436
Net transfers(2)                              10,470      24,246      6,490     42,731       2,287      9,588       (318)       187
Transfers for policy loans                        --          --         --         --          --         --         --         --
Contract terminations:
   Surrender benefits                             --        (761)        --     (1,580)         --       (154)        --         --
                                               -----        ----      -----     ------        ----       ----       ----      -----
Units outstanding at end of year             400,647     133,025      9,618    426,131      27,894     32,918      4,160      1,623
                                             =======     =======      =====    =======      ======     ======      =====      =====

(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                      Segregated Asset Subaccounts
Period ended December 31, 1999                --------------------------------------------------------------------------------
(continued)                                      3UE(1)       3MC(1)        3IP(1)        3VS(1)      3IT(1)       3SP(1)
Operations
Investment income (loss) -- net                $    725       $   39        $   74        $ 16,591     $    (66)    $    (60)
Net realized gain (loss) on investments             142          (12)           77            (117)         139           62
Net change in unrealized appreciation
 or depreciation of investments                   5,494          101           566          17,282       30,460        7,793
                                                  -----          ---           ---          ------       ------        -----
Net increase (decrease) in net assets
 resulting from operations                        6,361          128           717          33,756       30,533        7,795
                                                  =====          ===           ===          ======       ======        =====
Contract transactions
Contract purchase payments                      176,140        2,268         8,054         214,071      132,267      128,180
Net transfers(2)                                  5,209        5,150           193           1,301        7,240        8,005
Transfers for policy loans                           --          (16)           --              --          (16)          --
Contract terminations:
   Surrender benefits                                --           --            --          (1,244)        (673)        (567)
                                                  -----          ---           ---          ------       ------        -----
Increase (decrease) from
 contract transactions                          181,349        7,402         8,247         214,128      138,818      135,618
                                                -------        -----         -----         -------      -------      -------
Net assets at beginning of year                      --           --            --              --           --           --
                                                  -----          ---           ---          ------       ------        -----
Net assets at end of year                      $187,710       $7,530        $8,964        $247,884     $169,351     $143,413
                                               ========       ======        ======        ========     ========     ========
Accumulation unit activity
Units outstanding at beginning of year               --           --            --              --           --           --
Contract purchase payments                      165,502        2,440         8,327         182,784      106,977      117,633
Net transfers(2)                                  4,831        5,512            36             899        5,308        7,426
Transfers for policy loans                           --          (17)           --              --          (16)          --
Contract terminations:
   Surrender benefits                                --           --            --            (966)        (478)        (521)
                                                  -----          ---           ---          ------       ------        -----
Units outstanding at end of year                170,333        7,935         8,363         182,717      111,791      124,538
                                                =======        =====         =====         =======      =======      =======


(1)  For the period Sept.  15, 1999  (commencement  of  operations)  to Dec. 31,
     1999.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
 See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Notes to Financial Statements

1. ORGANIZATION
IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio Global Bond Fund and Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Invests exclusively in shares of                                    Subaccount  Investment Manager

AXP(R) Variable Portfolio - Blue Chip Advantage Fund                BC3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Bond Fund                               BD3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Capital Resource Fund                   CR3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Cash Management Fund                    CM3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund          DE3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Emerging Markets Fund                   EM3         IDS Life Insurance Company(2)
AXP(R) Variable Portfolio - Extra Income Fund                       EI3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Federal Income Fund                     FI3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Global Bond Fund                        GB3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Growth Fund                             GR3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - International Fund                      IE3         IDS Life Insurance Company(2)
AXP(R) Variable Portfolio - Managed Fund                            MF3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R)                  ND3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - S&P 500 Index Fund                      IV3         IDS Life Insurance Company(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund                SC3         IDS Life Insurance Company(3)
AXP(R) Variable Portfolio - Strategy Aggressive Fund                SA3         IDS Life Insurance Company(1)
Calvert Variable Series, Inc. Social Balanced Portfolio             3SR         Calvert Asset Management Company, Inc.(4)
FTVIPT Franklin Real Estate Fund - Class 2                          3RE         Franklin Advisers, Inc.
FTVIPT Franklin Value Securities Fund - Class 2                     3SI         Franklin Advisory Services, LLC
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                         3UE         Goldman Sachs Asset Management
Goldman Sachs VIT Mid Cap Value Fund                                3MC         Goldman Sachs Asset Management
Janus Aspen Series Global Technology Portfolio: Service Shares      3GT         Janus Capital
Janus Aspen Series International Growth Portfolio: Service Shares   3IG         Janus Capital
Lazard Retirement International Equity Portfolio                    3IP         Lazard Asset Management
MFS(R) Investors Growth Stock Series - Service Class                3MG         MFS Investment Management(R)
MFS(R) New Discovery Series - Service Class                         3MD         MFS Investment Management(R)
Putnam VT Vista Fund - Class IB Shares                              3VS         Putnam Investment Management, LLC
Wanger International Small Cap                                      3IT         Liberty Wanger Asset Management, L.P.
Wanger U.S. Small Cap                                               3SP         Liberty Wanger Asset Management, L.P.

(1)  American Express Financial Corporation (AEFC) is the investment adviser.
(2)  AEFC  is  the  investment   adviser.   American  Express  Asset  Management
     International, Inc. is the sub-investment adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(4)  NCM Capital Management Group, Inc. is the investment subadviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------




Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.


3. MORTALITY AND EXPENSE RISK FEE
IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.55% of the average daily net assets.


4. CONTRACT ADMINISTRATIVE CHARGES
IDS Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life does not expect to profit from this charge. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.


5. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:


Investment                                                               Subaccount    Shares       NAV
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                           BC3       45,283     $ 9.88
AXP(R)Variable Portfolio - Bond Fund                                          BD3       43,108      10.37
AXP(R)Variable Portfolio - Capital Resource Fund                              CR3        9,321      26.57
AXP(R)Variable Portfolio - Cash Management Fund                               CM3      934,606       1.00
AXP(R)Variable Portfolio - Diversified Equity Income Fund                     DE3       21,968      10.01
AXP(R)Variable Portfolio - Emerging Markets Fund                              EM3      498,913       7.51
AXP(R)Variable Portfolio - Extra Income Fund                                  EI3      153,370       6.99
AXP(R)Variable Portfolio - Federal Income Fund                                FI3           99      10.17
AXP(R)Variable Portfolio - Global Bond Fund                                   GB3          432       9.74
AXP(R)Variable Portfolio - Growth Fund                                        GR3      174,514       9.43
AXP(R)Variable Portfolio - International Fund                                 IE3        6,673      11.50
AXP(R)Variable Portfolio - Managed Fund                                       MF3        8,534      17.68
AXP(R)Variable Portfolio - New Dimensions Fund(R)                             ND3      219,285      19.21
AXP(R)Variable Portfolio - S&P 500 Index Fund                                 IV3    1,032,612       9.00
AXP(R)Variable Portfolio - Small Cap Advantage Fund                           SC3      118,838      11.20
AXP(R)Variable Portfolio - Strategy Aggressive Fund                           SA3       78,215      12.46
Calvert Variable Series, Inc. Social Balanced Portfolio                       3SR          911       2.00
FTVIPT Franklin Real Estate Fund - Class 2                                    3RE       10,667      17.36
FTVIPT Franklin Value Securities Fund - Class 2                               3SI        1,129       9.82
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                   3UE       45,819      12.48
Goldman Sachs VIT Mid Cap Value Fund                                          3MC        1,691      10.67
Janus Aspen Series Global Technology Portfolio: Service Shares                3GT       32,397       6.55
Janus Aspen Series International Growth Portfolio: Service Shares             3IG       14,526      30.64
Lazard Retirement International Equity Portfolio                              3IP        4,568      12.01
MFS(R)Investors Growth Stock Series - Service Class                           3MG       37,182      12.98
MFS(R)New Discovery Series - Service Class                                    3MD       20,351      16.59
Putnam VT Vista Fund - Class IB Shares                                        3VS       87,841      19.60
Wanger International Small Cap                                                3IT       22,754      28.49
Wanger U.S. Small Cap                                                         3SP       52,108      19.99

American Express Retirement Advisor Advantage Variable Annuity - Band 3
   IDS Life Variable Account 10
--------------------------------------------------------------------------------



6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                               Period ended Dec. 31,
Investment                                                              Subaccount      2000          1999
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                        BC3(1) $  1,554,688    $ 2,227,819
AXP(R)Variable Portfolio - Bond Fund                                       BD3(1)      792,705         90,112
AXP(R)Variable Portfolio - Capital Resource Fund                           CR3(1)    1,081,827        940,348
AXP(R)Variable Portfolio - Cash Management Fund                            CM3(1)   64,751,467      2,696,155
AXP(R)Variable Portfolio - Diversified Equity Income Fund                  DE3(1)    2,474,903      2,029,460
AXP(R)Variable Portfolio - Emerging Markets Fund                           EM3(2)   10,059,600             --
AXP(R)Variable Portfolio - Extra Income Fund                               EI3(1)    2,317,263         48,324
AXP(R)Variable Portfolio - Federal Income Fund                             FI3(1)       70,365     10,131,090
AXP(R)Variable Portfolio - Global Bond Fund                                GB3(1)        5,589          3,531
AXP(R)Variable Portfolio - Growth Fund                                     GR3(1)    3,496,224      2,425,240
AXP(R)Variable Portfolio - International Fund                              IE3(1)   10,801,179        153,314
AXP(R)Variable Portfolio - Managed Fund                                    MF3(1)      397,329         10,770
AXP(R)Variable Portfolio - New Dimensions Fund(R)                          ND3(1)    5,917,664        477,860
AXP(R)Variable Portfolio - S&P 500 Index Fund                              IV3(2)   10,579,274             --
AXP(R)Variable Portfolio - Small Cap Advantage Fund                        SC3(1)    2,677,889      3,056,429
AXP(R)Variable Portfolio - Strategy Aggressive Fund                        SA3(1)    4,321,286         42,140
Calvert Variable Series, Inc. Social Balanced Portfolio                    3SR(2)       12,591             --
FTVIPT Franklin Real Estate Securities Fund - Class 2                      3RE(1)    6,541,769          4,653
FTVIPT Franklin Value Securities Fund - Class 2                            3SI(1)      723,562          2,997
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                3UE(1)      658,986        184,931
Goldman Sachs VIT Mid Cap Value Fund                                       3MC(1)      132,779          8,255
Janus Aspen Series Global Technology Portfolio: Service Shares             3GT(2)      651,089             --
Janus Aspen Series International Growth Portfolio: Service Shares          3IG(2)    3,676,000             --
Lazard Retirement International Equity Portfolio                           3IP(1)      285,531         10,093
MFS(R)Investors Growth Stock Series - Service Class                        3MG(2)      555,781             --
MFS(R)New Discovery Series - Service Class                                 3MD(2)      433,140             --
Putnam VT Vista Fund - Class IB Shares                                     3VS(1)    3,856,869        236,772
Wanger International Small Cap                                             3IT(1)    6,328,614        139,627
Wanger U.S. Small Cap                                                      3SP(1)    4,199,320        138,957
                                                                                      ---------        -------


(1) Operations commenced on Sept. 15, 1999.
(2) Operations commenced on May 1, 2000.

IDS Life Insurance Company
-------------------------------------------------------------------------------


REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.



S-6407-20 A (8/01)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

         The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) including:

         Consolidated Balance Sheets as of Dec. 31, 2000 and 1999.
         Consolidated Statements of Income for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

         The audited financial statements of the IDS Life Variable Account 10 for Retirement Advisor Variable Annuity(R) - Band 3 including:

         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

         The audited financial statements of the IDS Life Insurance Company for Retirement Advisor Variable Annuity(R) - Band 3 including:

         Consolidated Balance Sheets as of Dec. 31, 2000 and 1999.
         Consolidated Statements of Income for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2000, 1999 and 1998.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2000, 1999 and 1998.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001.

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, dated Aug. 2, 2001, is filed electronically herewith.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, as
         Exhibit 8.1(b) to Post-Effective Amendment No. 3, to Registration Statement No. 333-79311, is incorporated by reference.

8.1(c) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
         Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company,
          dated  Sept.  1,  1999,  filed   electronically   as  Exhibit  8.3  to
          Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
          333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Copy of Amendment 1 to Participation Agreement By and Among IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to
         Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
         333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton
         Distributors,  Inc.,  dated  March 1,  1996,  filed  electronically  as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14. Power of Attorney to sign Amendment to this Registration Statement, dated April 25, 2001 filed electronically as Exhibit 14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contract owners

         As of June 30, 2001, there were 48,003 contract owners of non-qualified contracts and 55,474 contract owners of qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $56,849,306         $18,285,051          None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 7th day of June, 2001.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of June, 2001.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret*                     Director, Chairman and Chief Executive
------------------------------------      Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                  Director and Executive Vice President
------------------------------------
     Stuart A. Sedlacek

/s/  Bridget Sperl*                       Executive Vice President - Client
------------------------------------      Service
     Bridget Sperl

/s/  John T. Sweeney*                     Executive Vice President - Finance
------------------------------------
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit No. 14 to Post-Effective Amendment No. 3 to registration Statement No. 333-79311, incorporated herein by reference, by:






/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.